UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South Minneapolis, Minnesota	55415
(Address of principal executive offices)	(Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Item 1. Report to Stockholders

Thrivent Mutual Funds

Semiannual Report
April 30, 2009

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Thrivent.com

Dear Shareholder:

Economic and Market Review

Stocks mostly posted negative returns during the six-month period ended April 30, 2009, while bonds generally provided positive results. Investors continued to seek safety from the global economic downturn during the first part of the reporting period (through the end of 2008), boosting Treasury prices and shunning most other types of investments. This situation began to reverse in early 2009, however, as massive government liquidity programs and hints of a potential economic recovery began to draw investors back to stocks and more aggressive bonds.

U.S. Economy

The economy contracted sharply throughout the reporting period as tight lending standards, declining housing and investment values and rising unemployment brought consumer and business spending to a near standstill. The nation’s gross domestic product (GDP) declined 6.3% in the fourth quarter of 2008, the largest drop since 1982, and decreased 6.1% in the first quarter of 2009.1

The housing market showed some signs of improvement, though sales and prices of existing homes remained well below their year-earlier levels. Lower mortgage rates and increased affordability attracted increasing numbers of first-time home buyers in lower-priced listings, but sales of higher-priced homes remained sluggish. The national median price of an existing home in March was $175,200, down 12.4% from the same period a year earlier.2

A growing drag on consumer spending was the sharp increase in job losses throughout the six-month reporting period. The national unemployment rate jumped from 6.5% in October 2008 to 8.9% in April. During the period, the number of unemployed persons increased from 10.1 million to 13.7 million.3

Inflation & Monetary Policy

Worries of potential deflation quieted over the six-month period as the Consumer Price Index (CPI) rose at a 2.2% annual rate during the first quarter of 2009, compared with a 0.1% rate for all of 2008. Energy prices paced overall price increases by advancing at a 7.9% annual rate in the first quarter of 2009. This increase comes after a significant decrease of 9.3% in December 2008 and a staggering 16.9% decrease in November.

As risks to the economy and financial markets became more apparent, the Federal Reserve Open Market Committee (FOMC) aggressively cut the federal funds target rate from 1.0% to a record low—a range of zero to 0.25%—on Dec. 16. At their scheduled meetings in January, March and April, FOMC members kept their target range for the federal funds rate unchanged, noting that a slack economy and subdued inflation would likely warrant exceptionally low interest rates for an extended period.

Equity Performance

Stock prices generally declined for much of the period—with some indexes falling in March 2009 to lows not seen in over a decade—as investors continued to weigh a bewildering array of challenges. Credit and lending conditions, housing, job and consumer markets and uncertainty about how long the recession would last finally succumbed to a powerful market rally in March and April.

There was little performance difference across the domestic stock market capitalization for the reporting period; the S&P 500 Index of large-company stocks posted a -8.51% total return, while the Russell 2000 Index of small-company stocks recorded a -8.40% return. During the period, value stocks underperformed growth stocks by a wide margin, with the Russell 1000 Value Index posting a return of -13.27% and the Russell 1000 Growth Index returning -0.98%. Information technology and telecommunications (mainly growth-oriented) were the best-performing market sectors, while the industrial and financial services (mostly value-oriented) sectors fared worst.

Major market foreign stocks outperformed most domestic issues in dollar terms. The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index posted a -2.35% total return in dollar terms during the reporting period.

Fixed-Income Performance

The credit crunch that began in 2007 continued to impact all types of bonds during this period. Investors rushed for safety through the end of 2008, boosting Treasury securities prices and dumping most other types of bonds. But the market reversed course in early 2009, as massive government liquidity programs and glimmers of a potential economic recovery drove investors to the bargains offered by many types of non-Treasury bonds.

The Barclays Capital Aggregate Bond Index of the broad U.S. bond market posted a 7.74% total return for the six-month period, while the Barclays Capital Government/Corporate 1-3 Year Bond Index registered a 3.63% total return. The Barclays Capital Municipal Bond Index posted an 8.20% total return. Below-investment-grade corporate bonds were among the strongest performers, with the Barclays Capital U.S. Corporate High Yield Bond Index registering a 16.02% total return.

Outlook

We expect an economic recovery to begin sometime in the second half of 2009. The unprecedented amount of government stimulus in the system should begin to spur growth in the second half, but we believe growth will remain below the trend seen prior to the recession and unemployment will stay high for the foreseeable future. Under such a scenario, the Federal Reserve will likely keep short-term interest rates at current record-low levels at least through the year.

We expect growth to remain subdued due to continued problems in the housing and credit markets, rising unemployment and weak consumer and business spending. As always, we continue to monitor the economy and markets closely and work hard to provide ongoing value to you.

What do I do now?

That is the question I am often asked when discussing today’s challenging markets with investors and colleagues. Given the turbulence the markets have exhibited over the course of the past year, investors have every reason to ask the question. Let me offer some thoughts.

1. What is your cash position?

With money market and savings account yields at historic lows and with no indication of a rise in short-term interest rates on the horizon, consider looking for more potential return in other financial vehicles. Depending on your liquidity needs, your risk tolerance and your overall goals for your current money market or bank account assets, Thrivent Financial and your Thrivent Financial Representative stand at the ready with products and services that could potentially increase your portfolio’s investment performance with modest market risk. Be sure to get some guidance from your financial representative on your own unique situation.

2. When and how does one get back into the market?

Many investors grew alarmed last fall and this past winter, when the market endured a particularly painful sell-off, and pulled money from the market because they were scared of losing even more. Now you may wonder if it’s “safe” to get back in. Unfortunately, no one can predict whether or not the stock market will continue its recent recovery—there are simply too many unknowns.

What I can tell you, however, is that the stock market appears to us to be attractively valued right now and that an allocation to stocks, and their historic long-term growth potential, is often a component of a successful retirement strategy. So if you pulled out, consider a thoughtful, disciplined plan to start getting back in the stock market.

3. How is Thrivent Financial weathering the economic and market storms of the past year?

I’m gratified to say that our capital position remains one of the strongest in the financial industry. Certainly, we have experienced some financial impact as a result of market declines, but our general avoidance of lower-quality mortgage-backed securities and attention to risk control processes helped us largely sidestep major exposure to troubled financial companies.

Our strength lies in our difference from other companies. Rather than focusing on short-term earnings to please Wall Street, we focus on you, our investors. While we, and our products tied to the financial markets, are not immune to market volatility, we are committed to helping you with your financial security and goals. Our financial representatives have a wealth of tools and materials to assist you in navigating today’s markets. I recommend that you consult with your Thrivent Financial representative if you would like to talk about your particular situation. If you would like to find a Thrivent Financial representative, go to Thrivent.com or call 800-THRIVENT (800-847-4836).

In the meantime, thank you for continuing to turn to us for your financial needs and goals.

Sincerely,

Russell W. Swansen

President, Trustee and Chief Investment Officer

Thrivent Mutual Funds

1U.S. Department of Commerce, Bureau of Economic Analysis

2National Association of Realtors

3U.S. Department of Labor, Bureau of Labor Statistics

Thrivent Aggressive

Allocation Fund

Russell W. Swansen (left), David C. Francis, CFA (right) and Mark L. Simenstad,
CFA (far right), Portfolio Co-Managers

The Fund seeks long-term capital growth by implementing an asset allocation strategy.

The Fund’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Fund’s total return, given its allocation to equity securities. Another risk of investing in the Fund is that its performance is dependent upon the performance of the underlying funds in which it invests. As a result, the Fund is subject to the same risks as those faced by the underlying funds. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Aggressive Allocation Fund earned a total return of -3.82% as compared to the median return for its peer group, the Lipper Multicap Core category, of -4.63%. The Fund’s market benchmarks, the S&P 500 Index and the Barclays Capital Aggregate Bond Index, earned a total return of -8.51% and 7.74%, respectively.

What factors affected the Fund’s performance?

The equity markets declined at unusually severe rates and experienced unprecedented levels of volatility over the first part of the reporting period. Credit-based fixed- income markets also came under severe pressure due to an extraordinary freezing up of the credit markets and coincident decline in economic activity. Investments in sovereign debt, like U.S. Treasury securities, became the investment of choice as investors scrambled for both liquidity and safety. Policy actions, both monetary and fiscal, began to have some impact later in the period, and the credit and equity markets staged an impressive rally in late March and continuing into April.

The Fund had maintained investments in multiple equity categories, representing approximately 91% of assets, with the balance in various fixed-income categories. The Fund has less exposure to equities than most funds in the Multicap Lipper category, and certainly less than the S&P 500 Index (which is fully invested in equities); this factor helped the Fund’s returns relative to both benchmarks. We are also more diversified across equity asset categories, and our exposure to mid-cap stocks enhanced our returns. Mitigating those advantages was some exposure to the value segment, which did not perform as well as the broader indexes. Our holdings in fixed-income securities also outperformed the equity segment of the account, lifting results as compared to the equity index and Lipper category.

What is your outlook?

We believe the equity market probably bottomed for this cycle in early March 2009. Valuations on stocks are certainly at the most attractive levels seen in many years. While there are still many uncertainties and risks that could derail the nascent recovery that appears to be getting underway, the weight of the evidence suggests

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

Thrivent Large Cap Growth Fund	13.1%
Thrivent Partner International Stock Fund	12.9%
Thrivent Mid Cap Stock Fund	9.9%
Thrivent Money Market Fund	8.8%
Thrivent Small Cap Stock Fund	8.1%
Thrivent Partner Small Cap Growth Fund	7.7%
Thrivent Large Cap Value Fund	7.5%
Thrivent Large Cap Stock Fund	6.6%
Thrivent Mid Cap Growth Fund	5.8%
Thrivent Partner Mid Cap Value Fund	3.5%

The shares of these Funds represent 83.9% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

The list of Top 10 Holdings excludes short-term investments.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

an economic recovery will begin to unfold later in 2009. The pickup in economic activity and corporate earnings is critical to sustaining the market advance as a cyclical expansion in stock price/earnings ratios does not appear to be likely. The Fund is currently positioned at long-term sector and style risk targets.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	TAAAX	TAAIX
Transfer Agent ID	038	468
Net Assets	$278,286,618	$53,625,959
NAV	$7.39	$7.42
NAV - High†	11/4/2008 - $8.53	11/4/2008 - $8.58
NAV - Low†	3/9/2009 - $5.71	3/9/2009 - $5.74
Number of Holdings: 22
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	From Inception 6/30/2005
without sales charge	(33.63%)	(3.98%)
with sales charge	(37.29%)	(5.38%)

Institutional Class[3]	1-Year	From Inception 6/30/2005
Net Asset Value	(33.40%)	(3.64%)

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Consumer Price Index, the S&P 500 Index and the Barclays Capital Aggregate Bond Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in those Indexes, any charges you would pay would reduce your total return as well.

**

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index. The Barclays Capital Aggregate Bond Index assumes the prior history and is compiled going forward using the same methodology of the Lehman Brothers Aggregate Bond Index.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

****

The S&P 500 Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Moderately

Aggressive Allocation Fund

Russell W. Swansen (left), David C. Francis, CFA (right) and Mark L. Simenstad,
CFA (far right), Portfolio Co-Managers

The Fund seeks long-term capital growth by implementing an asset allocation strategy.

The Fund’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Fund’s total return, given its allocation to equity securities. Another risk of investing in the Fund is that its performance is dependent upon the performance of the underlying funds in which it invests. As a result, the Fund is subject to the same risks as those faced by the underlying funds. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Moderately Aggressive Allocation Fund earned a total return of -2.79% as compared to the median return for its peer group, the Lipper Mixed Asset Target Allocation Growth category, of -1.80%. The Fund’s market benchmarks, the S&P 500 Index and the Barclays Capital Aggregate Bond Index, earned a total return of -8.51% and 7.74%, respectively.

What factors affected the Fund’s performance?

The equity markets declined at unusually severe rates and experienced unprecedented levels of volatility over the first part of the reporting period. Credit-based fixed-income markets also came under severe pressure due to an extraordinary freezing up of the credit markets and coincident decline in economic activity. Investments in sovereign debt, like U.S. Treasury securities, became the investment of choice as investors scrambled for both liquidity and safety. Policy actions, both monetary and fiscal, began to have some impact later in the period, and the credit and equity markets staged an impressive rally in late March and continuing into April.

Over the investment period, the Fund maintained an equity allocation of approximately 78% of assets. This is higher than most funds within this Lipper allocation category; since equities did not perform well, this negatively affected our relative return. Additionally, our exposure to certain segments of the credit markets did not keep pace with indexes and funds with greater exposure to sovereign debt securities like U.S. Treasury or agency securities. Within the equity segment, our exposure to the mid-cap sector was positive as it outperformed both large- and small-capitalization stocks. A modest tilt towards the value equity group mitigated some of that advantage as growth stocks outperformed early in the period.

What is your outlook?

We believe the equity market probably bottomed for this cycle in early March 2009. Valuations on stocks are certainly at the most attractive levels seen in many years.

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

Thrivent Income Fund	12.8%
Thrivent Large Cap Value Fund	10.3%
Thrivent Large Cap Growth Fund	9.7%
Thrivent Partner International Stock Fund	9.4%
Thrivent Mid Cap Stock Fund	9.3%
Thrivent High Yield Fund	7.2%
Thrivent Large Cap Stock Fund	6.5%
Thrivent Limited Maturity Bond Fund	5.3%
Thrivent Money Market Fund	5.1%
Thrivent Small Cap Stock Fund	3.8%

The shares of these Funds represent 79.4% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

The list of Top 10 Holdings excludes short-term investments.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

While there are still many uncertainties and risks that could derail the nascent recovery that appears to be getting underway, the weight of the evidence suggests an economic recovery will begin to unfold later in 2009. The pickup in economic activity and corporate earnings is critical to sustaining the market advance as a cyclical expansion in stock price/earnings ratios does not appear to be likely. The Fund is currently positioned at long-term sector and style risk targets.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	TMAAX	TMAFX
Transfer Agent ID	037	467
Net Assets	$710,301,784	$57,285,789
NAV	$7.70	$7.73
NAV - High†	11/4/2008 - $8.62	11/4/2008 - $8.68
NAV - Low†	3/9/2009 - $6.11	3/9/2009 - $6.14
Number of Holdings: 31
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	From Inception 6/30/2005
without sales charge	(30.54%)	(3.32%)
with sales charge	(34.36%)	(4.73%)

Institutional Class[3]	1-Year	From Inception 6/30/2005
Net Asset Value	(30.37%)	(2.99%)

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Consumer Price Index, the S&P 500 Index and the Barclays Capital Aggregate Bond Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

**

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index. The Barclays Capital Aggregate Bond Index assumes the prior history and is compiled going forward using the same methodology of the Lehman Brothers Aggregate Bond Index.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

****

The S&P 500 Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Moderate

Allocation Fund

Russell W. Swansen (left), David C. Francis, CFA (right) and Mark L. Simenstad,
CFA (far right), Portfolio Co-Managers

The Fund seeks long-term capital growth by implementing an asset allocation strategy.

The Fund’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Fund’s total return, given its allocation to equity securities. Another risk of investing in the Fund is that its performance is dependent upon the performance of the underlying funds in which it invests. As a result, the Fund is subject to the same risks as those faced by the underlying funds. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Moderate Allocation Fund earned a total return of -1.65% as compared to the median return for its peer group, the Lipper Mixed Asset Target Allocation Moderate category, of -0.10%. The Fund’s market benchmarks, the S&P 500 Index and the Barclays Capital Aggregate Bond Index, earned a total return of -8.51% and 7.74%, respectively.

What factors affected the Fund’s performance?

The equity markets declined at unusually severe rates and experienced unprecedented levels of volatility over the first part of the reporting period. Credit-based fixed-income markets also came under severe pressure due to an extraordinary freezing up of the credit markets and coincident decline in economic activity. Investments in sovereign debt, like U.S. Treasury securities, became the investment of choice as investors scrambled for both liquidity and safety. Policy actions, both monetary and fiscal, began to have some impact later in the period, and the credit and equity markets staged an impressive rally in late March and continuing into April.

Over the investment period, the Fund maintained an equity allocation of approximately 58% of assets. This is higher than most funds within this Lipper allocation category; since equities did not perform well, this negatively affected our relative return. Additionally, our exposure to certain segments of the credit markets did not keep pace with indexes and funds with a greater exposure to sovereign debt securities like U.S. Treasury or agency securities. Within the equity segment, our exposure to the mid-cap sector was positive as it outperformed both large- and small-capitalization stocks. A modest tilt towards the value equity group mitigated some of that advantage as growth stocks outperformed early in the period.

What is your outlook?

We believe the equity market probably bottomed for this cycle in early March 2009. Valuations on stocks are certainly at the most attractive levels seen in many years.

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

Thrivent Income Fund	19.4%
Thrivent Limited Maturity Bond Fund	18.5%
Thrivent Large Cap Value Fund	9.3%
Thrivent Large Cap Growth Fund	7.3%
Thrivent High Yield Fund	6.9%
Thrivent Partner International Stock Fund	6.1%
Thrivent Mid Cap Stock Fund	5.8%
Thrivent Money Market Fund	4.4%
Thrivent Large Cap Stock Fund	3.6%
Thrivent Partner Worldwide Allocation Fund	2.6%

The shares of these Funds represent 83.9% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

The list of Top 10 Holdings excludes short-term investments.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

While there are still many uncertainties and risks that could derail the nascent recovery that appears to be getting underway, the weight of the evidence suggests an economic recovery will begin to unfold later in 2009. The pickup in economic activity and corporate earnings is critical to sustaining the market advance as a cyclical expansion in stock price/earnings ratios does not appear to be likely. The Fund is currently positioned at long-term sector and style risk targets.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	THMAX	TMAIX
Transfer Agent ID	036	466
Net Assets	$738,540,137	$27,724,575
NAV	$8.04	$8.05
NAV - High†	11/4/2008 - $8.63	11/4/2008 - $8.65
NAV - Low†	3/9/2009 - $6.69	3/9/2009 - $6.71
Number of Holdings: 31
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	From Inception 6/30/2005
without sales charge	(25.18%)	(2.02%)
with sales charge	(29.29%)	(3.45%)

Institutional Class[3]	1-Year	From Inception 6/30/2005
Net Asset Value	(24.98%)	(1.73%)

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Consumer Price Index, the S&P 500 Index and the Barclays Capital Aggregate Bond Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Indexes, any charges you would pay would reduce your total return as well.

**

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index. The Barclays Capital Aggregate Bond Index assumes the prior history and is compiled going forward using the same methodology of the Lehman Brothers Aggregate Bond Index.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

****

The S&P 500 Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Moderately

Conservative Allocation Fund

Russell W. Swansen (left), David C. Francis, CFA (right) and Mark L. Simenstad,
CFA (far right), Portfolio Co-Managers

The Fund seeks long-term capital growth by implementing an asset allocation strategy.

The Fund’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Fund’s total return, given its allocation to equity securities. Another risk of investing in the Fund is that its performance is dependent upon the performance of the underlying funds in which it invests. As a result, the Fund is subject to the same risks as those faced by the underlying funds. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Moderately Conservative Allocation Fund earned a total return of -0.15% as compared to the median return for its peer group, the Lipper Mixed Asset Target Allocation Conservative category, of 1.82%. The Fund’s market benchmarks, the S&P 500 Index and the Barclays Capital Aggregate Bond Index, earned a total return of -8.51% and 7.74%, respectively.

What factors affected the Fund’s performance?

The equity markets declined at unusually severe rates and experienced unprecedented levels of volatility over the first part of the reporting period. Credit-based fixed- income markets also came under severe pressure due to an extraordinary freezing up of the credit markets and coincident decline in economic activity. Investments in sovereign debt, like U.S. Treasury securities, became the investment of choice as investors scrambled for both liquidity and safety. Policy actions, both monetary and fiscal, began to have some impact later in the period, and the credit and equity markets staged an impressive rally in late March and continuing into April.

Over the investment period, the Fund maintained an equity allocation of approximately 39% of assets. This is higher than most funds within this Lipper allocation category; since equities did not perform well, this negatively affected our relative return. Additionally, our exposure to certain segments of the credit markets did not keep pace with indexes and funds with a greater exposure to sovereign debt securities like U.S. Treasury or agency securities. Within the equity segment, our exposure to the mid-cap sector was positive as it outperformed both large- and small-capitalization stocks. A modest tilt towards the value equity group mitigated some of that advantage as growth stocks outperformed early in the period.

What is your outlook?

We believe the equity market probably bottomed for this cycle in early March 2009. Valuations on stocks are certainly at the most attractive levels seen in many years.

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

Thrivent Limited Maturity Bond Fund	41.7%
Thrivent Income Fund	12.7%
Thrivent Money Market Fund	7.1%
Thrivent Large Cap Value Fund	7.0%
Thrivent High Yield Fund	5.1%
Thrivent Mid Cap Stock Fund	4.1%
Thrivent Large Cap Growth Fund	3.6%
Thrivent Partner International Stock Fund	3.6%
Thrivent Partner Worldwide Allocation Fund	2.3%
Thrivent Partner Mid Cap Value Fund	2.3%

The shares of these Funds represent 89.5% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

The list of Top 10 Holdings excludes short-term investments.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

While there are still many uncertainties and risks that could derail the nascent recovery that appears to be getting underway, the weight of the evidence suggests an economic recovery will begin to unfold later in 2009. The pickup in economic activity and corporate earnings is critical to sustaining the market advance as a cyclical expansion in stock price/earnings ratios does not appear to be likely. The Fund is currently positioned at long-term sector and style risk targets.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	TCAAX	TCAIX
Transfer Agent ID	035	465
Net Assets	$321,501,181	$10,407,112
NAV	$8.55	$8.57
NAV - High†	11/4/2008 - $8.90	11/4/2008 - $8.92
NAV - Low†	3/9/2009 - $7.51	3/9/2009 - $7.53
Number of Holdings: 27
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	From Inception 6/30/2005
without sales charge	(17.76%)	(0.51%)
with sales charge	(22.30%)	(1.96%)

Institutional Class[3]	1-Year	From Inception 6/30/2005
Net Asset Value	(17.58%)	(0.22%)

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Consumer Price Index, the S&P 500 Index and the Barclays Capital Aggregate Bond Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

**

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index. The Barclays Capital Aggregate Bond Index assumes the prior history and is compiled going forward using the same methodology of the Lehman Brothers Aggregate Bond Index.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

****

The S&P 500 Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Technology Fund

Darren M. Bagwell, CFA, Portfolio Manager

The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

The Fund primarily invests in technology-related industries; as a consequence, the Fund may be subject to greater price volatility than a fund investing in a broad range of industries. This and other risks are described in the Fund’s prospectus. This Fund, pursuant to a shareholder vote on May 15, 2009, merged into Thrivent Large Cap Growth Fund. The merger occurred on June 12, 2009.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Technology Fund earned a total return of 8.51% as compared to the median return for its peer group, the Lipper Science and Technology category, of 6.13%. The Fund’s market benchmark, the S&P North American Technology Sector Index, earned a total return of 7.36%.

What factors affected the Fund’s performance?

The Fund’s relative outperformance over the last six months was broad-based across the traditional software, hardware and communications sectors of technology, offset partially by the diversifying exposures to weaker-performing financials.

As in previous periods, the Fund maintained significant relative exposure to the storage segment of technology hardware, primarily EMC and a smaller presence in Western Digital. Optimism about improving enterprise and consumer hardware demand prospects contributed to outperformance by these bellwether names. In software and services, outperformance was similarly broad-based, with meaningful performance contributions from internet services provider Yahoo, entertainment software maker Activision Blizzard, chip-designer software producer Synopsis, and systems management software manufacturer BMC Software. In addition to the Fund’s avoidance of the underperforming information technology services and consulting industries, the solid security selection in these sectors more than offset mild underperformance in the semiconductor space.

Finally, the Fund benefited from a healthy recovery in its alternative energy holdings as legislative and financing concerns moderated.

What is your outlook?

At a macroeconomic level, we expect 2009 to be characterized by weak, but improving, domestic economic growth as housing markets should stabilize and credit markets should continue to improve. With respect to technology specifically, we expect global spending to be down 5-10% in 2009 compared to 5-10% growth in the previous two years–with heavier declines (10%) in developed economies coupled with more moderate (0-5%) and below-trend growth in emerging economies. This should result in technology spending trends that are healthier than overall corporate profit and capital expenditure trends (which should be decidedly

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

EMC Corporation	6.1%
Teradyne, Inc.	5.6%
FormFactor, Inc.	5.2%
Atmel Corporation	4.6%
Yahoo!, Inc.	4.3%
Google, Inc.	4.3%
Apple, Inc.	4.1%
QUALCOMM, Inc.	3.4%
Synopsys, Inc.	3.3%
Check Point Software Technologies, Ltd.	2.8%

These securities represent 43.7% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

negative and back-half weighted). We continue to generally de-emphasize consumer-dependent technology companies in favor of productivity-focused application software companies that support virtualization and facility consolidation, as well as storage and networking hardware companies that should benefit from the almost economy-independent capacity requirements of increased regulation and data/video volumes. We also retain our strong belief that the risk/reward remains favorable in alternative energy companies, as well as a recovery in oil prices, representing the most likely catalysts for the group over the next twelve months.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	AATSX	THTIX
Transfer Agent ID	028	098
Net Assets	$19,909,372	$1,366,737
NAV	$2.55	$2.72
NAV - High†	4/30/2009 - $2.55	4/30/2009 - $2.72
NAV - Low†	11/20/2008 - $1.75	11/20/2008 - $1.87
Number of Holdings: 45
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	From Inception 7/1/2000
without sales charge	(31.08%)	(4.44%)	(14.34%)
with sales charge	(34.95%)	(5.54%)	(14.88%)

Institutional Class[3]	1-Year	5 Years	From Inception 7/1/2000
Net Asset Value	(30.79%)	(3.91%)	(13.71%)

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. The Fund primarily invests in technology-related industries; as a consequence, the Fund may be subject to greater price volatility than a fund investing in a broad range of industries. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than ther performance data quoted. Call 800-THRIVENT or visit www. thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Consumer Price Index and S&P North American Technology Sector Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

***

The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Partner Small Cap Growth Fund

Subadvised by Turner Investment Partners, Inc. The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small-capitalization companies.

The Fund is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volume and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Partner Small Cap Growth Fund earned a total return of -5.83 as compared to the median return of its peer group, the Lipper Small Cap Growth category, of -4.09%. The Fund’s market benchmark, the Russell 2000® Growth Index, earned a total return of -3.77%.

What factors affected the Fund’s performance?

It was a tale of two cities during the period, as the Index fell about 31% from November 1, 2008, through March 9, 2009. In the remaining period, from March 9 through April 30, the Index rallied almost 40%, fueled by announcements from Citigroup, JP Morgan Chase, and Bank of America that all three firms were profitable in January and February. Additionally, a surprising improvement in existing home sales from January to February signaled that the damaged housing market may be showing signs of stabilizing.

In this environment, five of the portfolio’s nine sectors beat their corresponding index sectors. Contributing the most to performance were holdings in the producer durable sector, while the health care sector detracted the most from performance.

The outperformance in the producer durable sector was helped by an overweighted position in semiconductor stocks and our avoidance of industrial machinery companies. Two companies that contributed to performance were Novellus Systems Inc. and Varian Semiconductor Equipment Associates Inc. These holdings were purchased in the portfolio as part of an effort to identify early-cycle companies that should benefit on the front end of an economic recovery.

With the backdrop of a new budget proposal by President Obama that could change the landscape of our health care system, our health care holdings struggled to keep pace with holdings in the benchmark. The sector was by far the largest detractor from performance.

What is your outlook?

As we see it, the stock market could definitively break into bullish territory for good once signs become more

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

WMS Industries, Inc.	2.0%
PMC-Sierra, Inc.	1.6%
Novellus Systems, Inc.	1.6%
VistaPrint, Ltd.	1.6%
Aeropostale, Inc.	1.5%
Core Laboratories NV	1.5%
Atheros Communications, Inc.	1.4%
Plexus Corporation	1.4%
Green Mountain Coffee Roasters, Inc.	1.4%
Thoratec Corporation	1.4%

These securities represent 15.4% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

evident that the economy is improving. More signs appear to be materializing. For instance, the recent outperformance of early-cycle stocks, especially technology stocks, is encouraging, since early cyclicals have typically heralded a trough in the leading economic indicators about two quarters in advance. In addition, the federal government is continuing to provide stimulus to the economy that we liken to a multi-trillion-dollar safety net that will likely be altered and broadened even further, if necessary, to help renew growth.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	TPSAX	TPGIX
Transfer Agent ID	063	463
Net Assets	$9,370,895	$60,252,952
NAV	$7.27	$7.35
NAV - High†	11/4/2008 - $7.88	11/4/2008 - $7.95
NAV - Low†	3/9/2009 - $5.41	3/9/2009 - $5.47
Number of Holdings: 114
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	From Inception 6/30/2005
without sales charge	(33.73%)	(6.86%)
with sales charge	(37.38%)	(8.22%)

Institutional Class[3]	1-Year	From Inception 6/30/2005
Net Asset Value	(33.48%)	(6.56%)

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Consumer Price Index and the Russell 2000® Growth Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

***

The Russell 2000® Growth Index is an index comprised of companies with a greater-than-average growth orientation. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Partner Small Cap Value Fund

Subadvised by T. Rowe Price Associates, Inc.

The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

The Fund is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volume and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Partner Small Cap Value Fund earned a total return of -7.31% as compared to the median return of its peer group, the Lipper Small Cap Value category, of -8.06%. The Fund’s market benchmark, the Russell 2000® Value Index, earned a total return of -12.60%.

What factors affected the Fund’s performance?

For the six-months ended April 30, 2009, the portfolio outpaced the Russell 2000® Value Index. Both stock selection and sector allocation contributed to the outperformance. On the sector level, financials, industrials and business services, and consumer discretionary helped relative results, while energy detracted.

The most significant boost to relative results came from our substantially underweighted position in the troubled financials sector. Within the sector, we also benefited from our positions in the real estate investment trusts (REITs) Hatteras Financial and Potlatch.

Stock selection in industrials and business services helped as well, with a wide range of strong holdings, including Kforce, Universal Forest Products, Sterling Construction, and Beacon Roofing Supply. Consumer discretionary also contributed, due to an overweighted stance to the sector and strong stock choices like furniture rental firm Aaron Rents, which has benefited from consumers’ preference to rent rather than buy in uncertain times.

A slight underweighting to energy produced the greatest drag on relative results, exacerbated by our position in underperforming non-benchmark holding Whiting Petroleum, which was hurt by a sharp decline in oil and natural gas prices.

What is your outlook?

After a dismal period, equities have enjoyed a two-month rally as investors began to perceive signs that the worst stages of the current recession are behind us. Although considerable challenges remain, it appears that the market lows reached in early March had priced in an overly pessimistic scenario. We have remained active buyers throughout the year, continuing our historical

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

Aaron’s, Inc.	3.0%
ProAssurance Corporation	2.0%
Owens & Minor, Inc.	1.6%
AptarGroup, Inc.	1.5%
Whiting Petroleum Corporation	1.5%
Beacon Roofing Supply, Inc.	1.4%
Cleco Corporation	1.4%
Kirby Corporation	1.4%
Mariner Energy, Inc.	1.3%
Kforce, Inc.	1.3%

These securities represent 16.4% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

pattern of being heavily invested in equities and reserving only a modest cash position for liquidity purposes. We believe we are being adequately compensated for risk currently and that the inevitable bankruptcies are likely to be more than outweighed by good returns elsewhere in diversified portfolios. On the broader question of whether or not to invest in equities, however, we are more confident: while we can make no specific promises about our own performance, we believe that broad market gauges will end the year in positive territory.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	AALVX	TPSIX
Transfer Agent ID	032	099
Net Assets	$48,083,812	$86,875,358
NAV	$9.53	$9.96
NAV - High†	11/4/2008 - $11.17	11/4/2008 - $11.68
NAV - Low†	3/9/2009 - $6.47	3/9/2009 - $6.75
Number of Holdings: 162
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	From Inception 7/17/2001
without sales charge	(28.92%)	1.32%	4.98%
with sales charge	(32.85%)	0.18%	4.22%

Institutional Class[3]	1-Year	5 Years	From Inception 7/17/2001
Net Asset Value	(28.36%)	2.02%	5.75%

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Russell 2000® Value Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Russell 2000® Value Index measures the performance of small cap value stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Thrivent Small Cap Stock Fund

David A. Maule, CFA, Portfolio Manager

The Fund seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

The Fund is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volume and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Small Cap Stock Fund earned a total return of -10.33% as compared to the median return of its peer group, the Lipper Inc. Small Cap Core category, of -5.86%. The Fund’s market benchmark, the Russell 2000® Index, earned a total return of -8.40%.

What factors affected the Fund’s performance?

During this six-month period, the equity markets experienced two severe market declines and also staged two significant market rallies. Initially, the Fund was positioned defensively, focusing on high-quality companies situated in non-cyclical sectors of the market. During the down markets, the Fund performed very well, primarily due to appropriate sector allocation. As recent market declines abated, the Fund was repositioned into more economically sensitive sectors, including overweighted allocations in the information technology, consumer discretionary, basic materials, and energy sectors.

However, due to the Fund’s focus on high-quality stocks, along with the speculative nature of the market rally that began in early March, the Fund was unable to match the market returns during the period. This rally was almost unprecedented in its velocity of returns, with the Russell 2000 Index appreciating more than 40% in just over six weeks. The best-performing stocks during this period were very low-quality stocks, as measured by economic returns. Even though the Fund was positioned more aggressively, it could not match the high-octane returns of this rally. Security selection also added negative relative performance for the period, particularly in the health care, financials, and information technology sectors, while positive security selection within the materials and energy sectors improved performance.

What is your outlook?

Given the strength of the recent market rally, in the near-term we expect the market to (at a minimum) consolidate its recent gains, while possibly testing its prior March lows. Longer-term, our outlook for equity returns is more favorable, as valuations remain attractive while economic indicators may be showing signs of stabilization.

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

American Casinos, Inc.	0.7%
Sybase, Inc.	0.6%
Petrohawk Energy Corporation	0.6%
Affiliated Managers Group, Inc.	0.6%
CEC Entertainment, Inc.	0.6%
Shaw Group, Inc.	0.6%
Synnex Corporation	0.6%
Aeropostale, Inc.	0.6%
CIENA Corporation	0.5%
Fossil, Inc.	0.6%

These securities represent 6.0% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

While we are still in the midst of a debt deflation cycle, the massive government stimulus programs should at least stimulate economic growth in the short-term. The Fund is positioned for a stimulus-induced re-flation of the economy, with overweighted sector allocations within energy, basic materials, information technology and consumer discretionary, and underweighted allocations within consumer staples and utilities. While optimistic that we have seen the worst of this economic crisis, we remain diligent in analyzing new data as it becomes available.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	AASMX	TSCSX
Transfer Agent ID	024	094
Net Assets	$205,761,386	$92,515,655
NAV	$9.25	$10.19
NAV - High†	11/4/2008 - $10.47	11/4/2008 - $11.59
NAV - Low†	3/9/2009 - $7.06	3/9/2009 - $7.77
Number of Holdings: 284
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	10 Years
without sales charge	(34.73%)	(2.10%)	4.81%
with sales charge	(38.33%)	(3.19%)	4.22%

Institutional Class[3]	1-Year	5 Years	10 Years
Net Asset Value	(34.21%)	(1.50%)	5.50%

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Russell 2000® Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Russell 2000® Index measures the performance of small cap stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Thrivent Small Cap Index Fund

Kevin R. Brimmer, FSA, Portfolio Manager

The Fund seeks capital growth that tracks the performance of the S&P SmallCap 600 Index by investing primarily in common stocks of the Index.

The Fund is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volume and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. While the Fund attempts to closely track the S&P SmallCap 600 Index, it does not duplicate the composition of the Index. Individuals may not invest directly in any index. Index funds are subject to the same market risks associated with the stocks in their respective indexes. These and other risks are described in the Fund’s prospectus.

This Fund is no longer in existence as it liquidated on June 12, 2009.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Small Cap Index Fund earned a total return of -8.76% as compared to the median return of its peer group, the Lipper Small Cap Core category, of -5.86%. The Fund’s market benchmark, the S&P SmallCap 600 Index, earned a total return of -8.49%.

What factors affected the Fund’s performance?

The Fund is managed to virtually replicate the performance of the S&P SmallCap 600 Index, a prime measure of small stock performance. We seek to maintain a fully invested position with limited transactions to minimize costs. As typically occurs with an index fund, the difference in performance between the benchmark Index and the Fund itself can be largely attributed to expenses and minor differences in portfolio composition.

Small-cap stocks underperformed mid-cap stocks and barely outperformed large-cap stocks for the last six months. Only two sectors, consumer discretionary and information technology, sported positive returns. The stocks of energy firms and telecommunication services were the weakest performers, posting the most negative returns. Market participants re-evaluated the economic stress in the global economic system and growth expectations were diminished.

What is your outlook?

Mid- and small-cap stocks have resumed an advantage over larger-cap issues in the past six months. Over the last six months, investors seemed to become less risk-averse, providing an environment that tends to favor mid- and small-capitalized companies. Small-cap companies, particularly those exposed to the domestic markets and U.S. consumers, have had a more challenging operating environment relative to mid-cap companies.

Policy actions have been undertaken to forestall any lasting impact from the ongoing unwinding of the excesses in housing that occurred last cycle. Additionally,

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

Atmos Energy Corporation	0.7%
Senior Housing Property Trust	0.6%
Varian Semiconductor Equipment Associates, Inc.	0.6%
Piedmont Natural Gas Company, Inc.	0.5%
Aaron’s, Inc.	0.6%
MICROS Systems, Inc.	0.5%
U.S. Treasury Notes	0.5%
Kirby Corporation	0.5%
Pediatrix Medical Group, Inc.	0.5%
CLARCOR, Inc.	0.5%

These securities represent 5.5% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

the financial markets appear to be resolving some of the uncertainty and ambiguity that has surrounded the fixed-income markets and contributed to the recent severe credit contraction. Typically, as a new economic cycle starts, investors begin to favor smaller-cap issues.

Whether this marks a period of rotation in the markets remains to be seen. We still believe there is solid opportunity in the small-cap arena, but the premium return for small stocks is likely to be limited in the future as the new cycle continues to mature.

Portfolio Facts
As of April 30, 2009

Class A
Ticker	AALSX
Transfer Agent ID	029
Net Assets	$19,288,285
NAV	$7.31
NAV - High†	11/4/2008 - $9.82
NAV - Low†	3/9/2009 - $5.09
Number of Holdings: 604
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	From Inception 7/1/2000
without sales charge	(30.46%)	(0.97%)	2.07%
with sales charge	(34.28%)	(2.08%)	1.42%

Value of a $10,000 Investment

Class A Shares*,1

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the S&P SmallCap 600 Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The S&P SmallCap 600 Index is an index that represents the average performance of a group of 600 small capitalization stocks. “S&P SmallCap 600 Index” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Thrivent Mid Cap Growth Fund

Andrea J. Thomas, CFA, Portfolio Manager

The Fund seeks long-term growth of capital by investing primarily in common stocks of medium-sized companies. Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during six-month period ended April 30, 2009?

Thrivent Mid Cap Growth Fund earned a total return of 6.54% as compared to the median return of its peer group, the Lipper Mid Cap Growth category, of -0.58%. The Fund’s market benchmark, the Russell Midcap® Growth Index, earned a total return of 4.75%.

What factors affected the Fund’s performance?

While 2008 was a very tough year, it seemed that investors were literally betting that the U.S. economy would never recover. In late 2008, we began to position the portfolio toward early-cycle stocks that would benefit from a turn in the U.S. economy and we became more aggressive in our positioning in the early months of 2009. We were significantly underweighted in health care and staples, two traditionally defensive sectors, and overweighted in more aggressive sectors, such as consumer discretionary and technology. This positioning was critical to outperformance over the past six months.

What is your outlook?

The market has had a significant move off the lows of early March, as investors are beginning to see signs that the economy is stabilizing. However, we will continue to systematically trim positions that have had sizeable moves. We still believe the early-cycle stocks will benefit from the stabilization in the economy, but we believe the slope of the recovery may be less steep than previous recessions.

We believe the U.S. unemployment rate will remain stubbornly high for some time to come, as excess manufacturing capacity still remains in the global system. Consumers will likely be forced to continue to deleverage their balance sheets by spending less and saving more, since they will unlikely be able to use the equity in their homes as a personal “ATM” as they generally have for the past seven years. Going forward, banks will most likely be imposing significantly tighter lending standards on individual and corporate borrowers, which should dampen growth. All of these factors will ultimately affect consumer spending, which is still a main driver of the U.S. economy.

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

Owens-Illinois, Inc.	2.1%
F5 Networks, Inc.	1.9%
TD Ameritrade Holding Corporation	1.7%
Ultra Petroleum Corporation	1.7%
WMS Industries, Inc.	1.6%
NVIDIA Corporation	1.6%
Marvell Technology Group, Ltd.	1.6%
SBA Communications Corporation	1.3%
Quanta Services, Inc.	1.4%
C.H. Robinson Worldwide, Inc.	1.3%

These securities represent 16.2% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

We continue to believe the emerging markets will, over the course of time, be an ever-bigger factor in global supply-and-demand equations, especially in the commodities market. We have begun to see evidence that the targeted Chinese stimulus plan is actually helping its economy turn the corner. We continue to look for investments in U.S. sectors (such as energy and materials) that we believe will benefit from a resurgence of growth in these economies.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	LBMGX	LBMIX
Transfer Agent ID	058	458
Net Assets	$170,278,313	$66,253,826
NAV	$10.91	$12.03
NAV - High†	4/30/2009 - $10.91	4/30/2009 - $12.03
NAV - Low†	11/20/2008 - $7.60	11/20/2008 - $8.35
Number of Holdings: 129
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	10 Years
without sales charge	(27.56%)	1.39%	2.50%
with sales charge	(31.56%)	0.24%	1.93%

Institutional Class[3]	1-Year	5 Years	10 Years
Net Asset Value	(26.96%)	2.16%	3.31%

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Russell Midcap® Growth Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

***

The Russell Midcap® Growth Index measures the performance of mid-cap growth stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses, or taxes.

Thrivent Partner Mid Cap Value Fund

Subadvised by Goldman Sachs Asset Management, L.P.

The Fund seeks to achieve long-term growth of capital.

Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Partner Mid Cap Value Fund earned a total return of -3.97%, as compared to the median return of its peer group, the Lipper Mid Cap Value category, of -3.31%. The Fund’s market benchmark, the Russell Midcap® Value Index, earned a total return of -6.14%.

What factors affected the Fund’s performance?

Our defensive positioning in the weakest market segments continued to help us weather stock-specific volatility. In the portfolio, our stock selection was strong in the financials, basic materials and utilities sectors, while our holdings in consumer staples, technology and insurance experienced weakness. Our investment in Air Products & Chemicals, Inc. ranked among top performers as the company benefited from a combination of long-term contracts, stable pricing and high barriers to entry. Shares of Sprint Nextel Corp., a recent addition during the reporting period, advanced after the company released a competitive prepaid wireless plan and new handsets. Autozone, Inc. was also among contributors, as the stock benefited from consumers responding to the recessionary environment.

Several of our consumer staples holdings experienced weakness as economic trends intensified. These concerns impacted Newell Rubbermaid, Inc., which we reduced in response to a weaker near-term outlook. Market weakness during the period weighed on our investment in Entergy Corp., an integrated electric company that we like due to its sizeable free cash flow and strong balance sheet. Our holding in H&R Block, Inc. was challenged during the reporting period as consumer volume was lighter than expected. Despite this weakness, we believe the company should benefit from strong pricing, online and digital products and its renewed focus on its core tax business.

What is your outlook?

When volatility is not at extreme levels, there is less correlation among stock returns and thus higher differentiation, providing an attractive environment for active management. In our view, this type of environment should allow businesses with competitive

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

PPL Corporation	2.5%
Entergy Corporation	2.5%
W.R. Berkley Corporation	2.4%
Range Resources Corporation	2.4%
Laboratory Corporation of America Holdings	2.0%
Activision Blizzard, Inc.	1.8%
Newfield Exploration Company	1.7%
Republic Services, Inc.	1.7%
Everest Re Group, Ltd.	1.6%
H&R Block, Inc.	1.6%

These securities represent 20.2% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

advantages to take market share from weaker competitors and benefit from improved pricing power. While we cannot predict the expiration date of the ongoing financial crisis, we are optimistic that equity markets remain cyclical in nature and we subsequently view the current environment as temporary. For any investment manager in this uncertain environment, deep research resources, a forward-looking investment process and truly actively managed portfolios are, in our view, keys to both preserving capital and outperforming the market over time.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	TPMAX	TPMIX
Transfer Agent ID	086	486
Net Assets	$8,394,657	$63,618,159
NAV	$7.51	$7.52
NAV - High†	11/4/2008 - $8.10	11/4/2008 - $8.13
NAV - Low†	3/9/2009 - $5.83	3/9/2009 - $5.83
Number of Holdings: 121
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	From Inception 6/30/2005
without sales charge	(34.11%)	(4.91%)
with sales charge	(37.74%)	(6.30%)

Institutional Class[3]	1-Year	From Inception 6/30/2005
Net Asset Value	(33.85%)	(4.62%)

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Consumer Price Index and the Russell Midcap® Value Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

***

The Russell Midcap® Value Index is an index comprised of mid-cap companies with lower than average price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Mid Cap Stock Fund

Brian J. Flanagan, CFA Portfolio Manager

The Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Mid Cap Stock Fund earned a total return of 3.09% as compared to the median return of its peer group, the Lipper Mid Cap Core category, of -1.73%. The Fund’s market benchmark, the Russell Midcap® Index, earned a total return of -1.64%.

What factors affected the Fund’s performance?

The Fund’s outperformance was broad-based, with the information technology, industrial, material, financial, consumer discretionary and energy sectors all providing relative outperformance. Allocation to and security selection within information technology was the largest contributor to performance. Attractive valuations, low inventory levels and stabilizing order patterns late in the first quarter proved a powerful combination as technology stocks rallied. While the benchmark’s industrial holdings were down during the period, the Fund’s security selection within the sector resulted in strong performance. The Fund’s financial sector holdings were down, but the benchmark holdings were down significantly more. Security selection was again the story in the consumer discretionary sector, as discretionary stocks provided the best period returns, and the Fund’s average return exceeded the benchmark. Finally, while the energy sector declined, security selection within the Fund managed to keep absolute returns flat.

What is your outlook?

Cyclical exposure continues to gain prominence within the portfolio. While the economy remains weak, and will probably continue to exhibit weakness throughout the year, monetary easing, fiscal stimulus programs and low interest rates should provide a catalyst to economic growth in 2010. However, given the economic uncertainty, the Fund’s focus remains on attractive valuations, solid balance sheets and strong free-cash- flow. Cyclical names exhibiting these characteristics provide downside support and simultaneous leverage should the stimulus programs light an eventual economic spark. Within information technology, investments are concentrated in companies with solid balance sheets and free-cash-flow, low cost structures and inventory levels, and with a new product cycle. The Fund has maintained its overweighted position in container and packaging companies within the materials sector. Finally, while still slightly underweight, the Fund has increased its positioning within the consumer discretionary sector.

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

HCC Insurance Holdings, Inc.	2.1%
Compuware Corporation	2.1%
Albemarle Corporation	2.1%
W.R. Berkley Corporation	1.8%
Atmel Corporation	1.7%
Silgan Holdings, Inc.	1.6%
Dollar Tree, Inc.	1.5%
TreeHouse Foods, Inc.	1.4%
F5 Networks, Inc.	1.4%
Rayonier, Inc. REIT	1.3%

These securities represent 17.0% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

While many headwinds remain to consumer spending– higher savings rates, increased unemployment, lower wages–attractive sector valuations and a slight spending thaw driven by increased government stimulus are creating some opportunities. In summary, the Fund continues to position for an economic upturn with a disciplined focus on low valuations and solid balance sheets.

Portfolio Facts
As of April 30, 2009
	Class A	Institutional Class
Ticker	AASCX	TMSIX
Transfer Agent ID	021	051
Net Assets	$457,391,760	$228,476,143
NAV	$9.29	$9.95
NAV - High†	4/29/2009 - $9.32	4/29/2009 - $9.99
NAV - Low†	3/9/2009 - $6.84	3/9/2009 - $7.32
Number of Holdings: 128
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	10 Years
without sales charge	(31.04%)	0.60%	3.18%
with sales charge	(34.85%)	(0.53%)	2.60%

Institutional Class[3]	1-Year	5 Years	10 Years
Net Asset Value	(30.67%)	1.09%	3.72%

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Russell Midcap® Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Russell Midcap® Index is an index that measures the performance of the smallest 800 securities in the Russell 1000® Index, as ranked by total market capitalization. It is not possible to invest directly in these Indexes. The performance of these Indexes does not reflect deductions for fees, expenses or taxes.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Thrivent Mid Cap Index Fund

Kevin R. Brimmer, FSA, Portfolio Manager

The Fund seeks total returns that track the performance of the S&P MidCap 400 Index by investing primarily in common stocks comprising the Index.

Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Fund’s prospectus. While the Fund attempts to closely track the S&P MidCap 400 Index, it does not duplicate the composition of the Index. Individuals may not invest directly in any index. Index funds are subject to the same market risks associated with the stocks in their respective indexes. These and other risks are described in the Fund’s prospectus.

This Fund is no longer in existence as it liquidated on June 12, 2009.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Mid Cap Index Fund earned a total return of -0.51% as compared to the median return of its peer group, the Lipper Mid Cap Core category, of -1.73%. The Fund’s market benchmark, the S&P MidCap 400 Index, earned a total return of -0.20%.

What factors affected the Fund’s performance?

Because it is designed to invest in a way that reflects its benchmark, the S&P MidCap 400 Index, the only changes made to the Fund are done to reconcile it with any alterations in the composition of the Index itself. As typically occurs with an index fund, the difference in performance between the benchmark Index and the Fund itself can be largely attributed to expenses and minor differences in portfolio composition.

Mid-caps stocks outperformed both large-cap stocks and small-cap stocks. Six sectors posted positive returns.

Consumer discretionary and information technology posted the most positive returns, bolstered by exposure to technology and low financial leverage. Energy and financials underperformed the most, due to severe selling pressure as market participants re-evaluated stress in the global economic system and lowered growth expectations.

What is your outlook?

Over the last six months, investors seemed to become less risk-averse, which typically creates an environment that tends to favor smaller companies. Mid-cap companies, particularly those exposed to the domestic markets and U.S. consumers, outperformed their large- and small-cap counterparts.

Policy actions have been undertaken to forestall any lasting impact from the ongoing unwinding of the excesses in housing that occurred last cycle. Additionally, the financial markets appear to be resolving some of the uncertainty and ambiguity that has surrounded the fixed-income markets and contributed to the recent severe credit contraction.

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

Vertex Pharmaceuticals, Inc.	0.8%
Western Digital Corporation	0.8%
Ross Stores, Inc.	0.7%
Everest Re Group, Ltd.	0.7%
Quanta Services, Inc.	0.6%
FMC Technologies, Inc.	0.6%
Advance Auto Parts, Inc.	0.6%
Fidelity National Financial, Inc.	0.6%
Roper Industries, Inc.	0.6%
Newfield Exploration Company	0.6%

These securities represent 6.6% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

As mentioned six months ago, it is possible that a transition may be taking place. Typically, as a new economic cycle starts, investors begin to favor mid- and small-cap issues. We believe that attractive opportunities are available in the mid-cap marketplace in the months ahead. At the same time, we are realistic in our expectations that the premium return to the mid-cap sector is likely to be reduced in the future as the economic cycle continues.

Portfolio Facts
As of April 30, 2009
Class A
Ticker	AAMIX
Transfer Agent ID	030
Net Assets	$26,463,490
NAV	$7.85
NAV - High†	11/4/2008 - $9.09
NAV - Low†	3/9/2009 - $5.65
Number of Holdings: 403
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	From Inception 7/1/2000
without sales charge	(32.07%)	(0.16%)	1.69%
with sales charge	(35.81%)	(1.28%)	1.04%

Value of a $10,000 Investment

Class A Shares*,1

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
*

As you compare performance, please note that the Fund’s performance reflects Fund expenses, net of any reimbursements, while the S&P MidCap 400 Index and the Consumer Price Index do not reflect such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The S&P MidCap 400 Index is an index that represents the average performance of a group of 400 medium capitalization stocks. “S&P MidCap 400 Index” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Thrivent Partner Worldwide Allocation Fund

Subadvised by Mercator Asset Management, LP, Principal Global Investors, LLC, Aberdeen Asset Management Investment Services Limited, Victory Capital Management Inc. and Goldman Sachs Asset Management, L.P.

The Fund seeks long-term capital growth by investing primarily in equity and debt securities of issuers in developed and emerging markets. Foreign investments, as compared to domestic ones, involve additional risks, including currency fluctuations, different accounting standards, and greater political, economic and market instability. These risks are magnified when the portfolio invests in emerging markets, which may be of relatively small size and less liquid than domestic markets. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Partner Worldwide Allocation Fund earned a total return of -0.77% as compared to the median return for its peer group, the Lipper International Multicap Core category, -1.78%. The Fund’s market benchmark, the MSCI All Country World Index ex-USA, earned a total return of 1.32%.

What factors affected the Fund’s performance?

This Fund uses a multi-manager approach, in which managers are assigned responsibility for performance in discrete non-U.S. market segments that include international large-cap value, large-cap growth, small- cap core, emerging market equity and emerging market debt. During this time period, both the emerging market debt and emerging market equity managers outperformed their respective benchmarks; those segments also provided superior returns versus the broader MSCI EAFE Index.

Mitigating those strong returns were poor results in the large-cap growth and small-cap core segments of the account, both of which performed meaningfully below their benchmarks. The large-cap value component of the portfolio bested the returns of its benchmark portfolio. For both of the segments that underperformed, stock selection was the key factor in limiting results.

What is your outlook?

We are seeing some signs that the worst may be over for some economies. Corporate earnings have been discounted so dramatically that surprises to the upside have been common recently, and this could support a period of stability ahead. Another positive sign can be found in the fixed-income markets, as credit concerns appear to be subsiding with corporations regaining access to credit. China is also showing signs of stabilization that could support further economic growth. Certainly, fiscal and monetary policies being pursued by the major industrialized nations would provide stimulus in a normal environment, but the current situation

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Countries

(% of Net Assets)

United Kingdom	14.9%
Japan	14.0%
France	6.6%
Switzerland	5.7%
Brazil	3.6%
Canada	3.3%
Spain	3.2%
Hong Kong	3.0%
Singapore	2.9%
South Korea	2.9%

Investments in securities in these countries represent 60.1% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Countries are subject to change.

The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

remains far from normal. It is critical, in our view, that the global financial sector regain its footing in order to facilitate access to credit, and there are early signs of traction. The upward slope of the recovery is likely to be less than normal, as consumer and government leverage remains high and balance sheet damage has been substantial. Those factors will not preclude a recovery but are more likely to impact the shape. While we do not believe near-term inflation is a threat, price pressures could return quickly given the substantial amounts of liquidity that have been injected in to the global economy. Policymakers are likely to remain vigilant to that risk.

Portfolio Facts As of April 30, 2009

	Class A	Institutional Class
Ticker	TWAAX	TWAIX
Transfer Agent ID	034	087
Net Assets	$17,236,074	$77,785,908
NAV	$5.94	$5.95
NAV - High†	11/4/2008 - $6.51	11/4/2008 - $6.52
NAV - Low†	3/9/2009 - $4.86	3/9/2009 - $4.87
Number of Holdings: 394 † For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	From Inception 2/29/2008
without sales charge	(41.16%)	(35.05%)
with sales charge	(44.40%)	(38.11%)

Institutional Class[3]	1-Year	From Inception 2/29/2008
Net Asset Value	(40.95%)	(34.80%)

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the MSCI All Country World Index ex-USA and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

***

The MSCI All Country World Index ex-USA is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Partner International Stock Fund
Subadvised by Mercator Asset Management, LP and Principal Global Investors, LLC

The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks. Foreign investments involve additional risks including currency fluctuations and greater political, economic and market instability and different accounting standards, as compared with domestic investments. These risks are magnified when the portfolio invests in emerging markets, which may be of relatively small size and less liquid than domestic markets. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Partner International Fund earned a total return of -5.18% as compared to the median return for its peer group, the Lipper International Large Cap Core category, of -4.13%. The Fund’s market benchmark, the MSCI EAFE Index, earned a total return of -2.35%.

What factors affected the Fund’s performance?

The Fund consists of two portfolio segments, one managed with a value style and the other managed in a growth style. The primary factor limiting Fund returns versus the benchmark was subpar returns in the growth segment. While the returns in the value segment of the Fund exceeded their benchmark, it was not enough to offset the weaker results in the growth segment. The growth and value segments of the account are generally kept in equal proportion in the account.

In the growth component of the account, stock selection was least effective in the materials and financials sectors, and most effective in the utilities and consumer discretionary sectors. The growth segment is generally in a sector-neutral position versus its benchmark and thus returns are most impacted by stock selection.

In the value segment of the portfolio, holdings in the information technology, industrials and consumer discretionary sectors outperformed their respective sectors, while holdings in the health care and materials groups did not keep pace with their respective segments.

What is your outlook?

We are seeing some signs that the worst may be over for some economies. Corporate earnings have been discounted so dramatically that surprises to the upside have been common recently, and this could support a period of stability ahead. Another positive sign can be found in the fixed-income markets, as credit concerns appear to be subsiding with corporations regaining access to credit. China is also showing signs of stabilization that could support further economic growth.

Certainly, fiscal and monetary policies being pursued by the major industrialized nations would provide stimulus

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Countries

(% of Net Assets)

United Kingdom	20.8%
Japan	18.7%
Switzerland	9.8%
France	8.8%
Canada	5.6%
Spain	5.1%
Italy	3.9%
Germany	3.8%
Singapore	3.0%
Australia	3.0%

Investments in securities in these countries represent 82.5% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Countries are subject to change.

The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

in a normal environment, but the current situation remains far from normal. It is critical, in our view, that the global financial sector regains its footing in order to facilitate access to credit, and there are early signs of traction. The upward slope of the recovery is likely to be less than normal, as consumer and government leverage remains high and balance sheet damage has been substantial. Those factors will not preclude a recovery but are more likely to impact the shape. While we do not believe near-term inflation is a threat, price pressures could return quickly given the substantial amounts of liquidity that have been injected in to the global economy. Policymakers are likely to remain vigilant to that risk.

Portfolio Facts As of April 30, 2009

	Class A	Institutional Class
Ticker	AAITX	TISFX
Transfer Agent ID	023	093
Net Assets	$152,211,763	$201,965,254
NAV	$6.95	$7.08
NAV - High†	11/4/2008 - $8.00	11/4/2008 - $8.18
NAV - Low†	3/9/2009 - $5.64	3/9/2009 - $5.73
Number of Holdings: 224 † For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	10 Years
without sales charge	(44.18%)	(1.56%)	(2.30%)
with sales charge	(47.25%)	(2.67%)	(2.85%)

Institutional Class[3]	1-Year	5 Years	10 Years
Net Asset Value	(43.71%)	(0.88%)	(1.55%)

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the MSCI EAFE Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

***

The MSCI EAFE Index measures the performance of stocks in developed countries outside of North America. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Large Cap Growth Fund

Scott A. Vergin, CFA, Portfolio Manager

The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Large Cap Growth Fund earned a total return of -3.25% as compared to the median return of its peer group, the Lipper Large Cap Growth category, of -2.51%. The Fund’s market benchmark, the Russell 1000® Growth Index, earned a total return of -0.98%.

What factors affected the Fund’s performance?

This six-month period witnessed extreme volatility, as equities saw rapid declines in the fourth quarter of 2008 and the first two months of 2009, followed by a significant recovery in March and April. The net effect is a large-cap growth stock universe that modestly declined.

The two sectors detracting the most from performance for the period were financials and industrials. While both sectors posted poor absolute returns, our stock selection drove most of the relative underperformance. Overweighted positions in Wells Fargo, Banc of America and JP Morgan all were negative contributors. In the industrials sector, our bullish stance on the U.S. airline industry, highlighted by our ownership of Delta Airlines, was the greatest detractor in the sector.

The greatest contributor to performance was information technology. This sector experienced strong absolute returns, but our superior stock selection drove relative outperformance. The two largest contributors in this sector were Micron Technology and Marvell Technology. The energy sector did well, highlighted by a significant holding in Petrobras, a large Brazilian integrated energy company.

What is your outlook?

Market psychology took an abrupt turn in March as investors began to see signs that the recession was not getting worse. We are positioning the Fund to take advantage of a reversal in the economic outlook for many beaten-down sectors. The financial sector is poised for a rebound as monetary stimulus efforts take hold. We like the fundamentally strong companies that can take advantage of market opportunities, including Goldman

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

QUALCOMM, Inc.	3.4%
Apple, Inc.	3.4%
Google, Inc.	3.4%
Gilead Sciences, Inc.	3.3%
Monsanto Company	2.8%
Microsoft Corporation	2.6%
Goldman Sachs Group, Inc.	2.1%
Wal-Mart Stores, Inc.	2.0%
Baxter International, Inc.	1.9%
Abbott Laboratories	1.8%

These securities represent 26.7% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Sachs, JPMorgan Chase, and TD Ameritrade. We also believe a lot of the bad economic news is already priced into the depressed consumer discretionary sector. We favor companies that continue to execute in a tough environment, like Amazon and Yum Brands, as well as companies like Best Buy that are benefiting from the closure of a top competitor. With the potential for an economic pick-up, energy remains an overweighted sector, and we are increasing exposure to the materials sector with positions in Mosaic in fertilizers and Freeport-McMoRan Copper & Gold in metals.

Portfolio Facts As of April 30, 2009

	Class A	Institutional Class
Ticker	AAAGX	THLCX
Transfer Agent ID	027	060
Net Assets	$81,086,763	$204,639,176
NAV	$3.57	$3.80
NAV - High†	11/4/2008 - $3.83	11/4/2008 - $4.09
NAV - Low†	11/20/2008 - $2.78	11/20/2008 - $2.97
Number of Holdings: 112 † For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	From Inception 10/29/1999
without sales charge	(34.13%)	(2.65%)	(5.47%)
with sales charge	(37.80%)	(3.74%)	(6.03%)

Institutional Class[3]	1-Year	5 Years	From Inception 10/29/1999
Net Asset Value	(34.09%)	(2.10%)	(4.70%)

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Consumer Price Index and the Russell 1000® Growth Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

***

The Russell 1000® Growth Index measures the performance of large cap growth stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Large Cap Value Fund

Matthew D. Finn, CFA, Portfolio Manager

The Fund seeks to achieve long-term growth of capital.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Large Cap Value Fund earned a total return of -10.99% as compared to the median return of its peer group, the Lipper Large Cap Value category, of -10.70%. The Fund’s market benchmark, the Russell 1000® Value Index, earned a total return of -13.27%

What factors affected the Fund’s performance?

Sector allocation accounted for the modest underperformance versus the peer group. An overweighted stance in financials, the worst-performing area of the market, hurt performance. Bank stocks in particular performed poorly. An overweighted position in the consumer cyclical sector helped performance, as this was the strongest area of the market, with strong contributions from publisher McGraw Hill and auto supplier Borg Warner.

Stock selection also had a modestly limiting impact on performance during the period, primarily due to portfolio positioning in the health care sector. Specifically, not owning shares of pharmaceutical manufacturer Schering Plough hurt performance as Merck offered to buy this company at a substantial premium during the period. Interestingly, the area of the portfolio that contributed the most on a stock selection basis was the financial services sector, despite its overall weakness. Shares of mortgage originator and servicer PHH Corp. appreciated considerably during the six months and were owned for the bulk of the period.

What is your outlook?

Investors have seen the economy slowing since late 2007. By early March of 2009 fear and pessimism had reached extraordinary levels. Investors were valuing companies at low multiples on trough projected earnings in expectations of a continuing severe global recession.

We focus on stock selection guided by our valuation methodology. Currently, we continue to find the most attractive valuations in the financial services and consumer cyclical areas of the market. The portfolio continues to be overweighted in these sectors. While valuations are attractive, a major risk to these areas of the

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

J.P. Morgan Chase & Company	3.9%
Exxon Mobil Corporation	3.0%
AT&T, Inc.	2.8%
Chevron Corporation	2.4%
Home Depot, Inc.	2.3%
Abbott Laboratories	2.2%
McGraw-Hill Companies, Inc.	2.0%
Johnson & Johnson	2.0%
Nabors Industries, Ltd.	1.9%
Boston Scientific Corporation	1.9%

These securities represent 24.4% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

market is that any recession is long and these companies suffer accordingly. We manage this risk with position sizes and also by purchasing the shares when the valuations are exceedingly low on projected severe trough operating performance. Our emphasis on quality companies that are well positioned to survive and prosper in the ultimate recovery also helps to mitigate the risk of this strategy.

Portfolio Facts As of April 30, 2009
	Class A	Institutional Class
Ticker	AAUTX	TLVIX
Transfer Agent ID	022	092
Net Assets	$154,492,830	$239,362,535
NAV	$9.65	$9.69
NAV - High†	11/4/2008 - $11.55	11/4/2008 - $11.66
NAV - Low†	3/9/2009 - $7.37	3/9/2009 - $7.39
Number of Holdings: 96
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	From Inception 10/29/1999
without sales charge	(36.17%)	(1.58%)	(1.51%)
with sales charge	(39.68%)	(2.69%)	(2.09%)

Institutional Class[3]	1-Year	5 Years	From Inception 10/29/1999
Net Asset Value	(35.79%)	(1.08%)	(0.85%)

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Russell 1000® Value Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

***

The Russell 1000® Value Index measures the performance of large cap value stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Large Cap Stock Fund

Matthew D. Finn, CFA (left) and Scott A. Vergin, CFA (right), Portfolio Co-Managers

The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Large Cap Stock Fund earned a total return of -9.17% as compared to the median return for its peer group, the Lipper Large Cap Core category, of -7.38%.   The Fund’s market benchmark, the S&P 500 Index, earned a total return of -8.51%.

What factors affected the Fund’s performance?

Stock selection in both the information technology and consumer discretionary sectors contributed value to the fund, but these returns were offset by weakness in the more defensive market sectors like health care and consumer staples. In particular, lack of exposure to the beverage industry limited returns, as the group performed well in the uncertain market environment.

Holdings in the information technology group generally performed well versus both the peer group of companies and the broader market. In the computer industry, IBM and Apple Inc. achieved positive returns for the period, while in communications equipment Ciena Corp., QUALCOMM Inc. and Research in Motion realized excellent results. Home Depot and Best Buy both advanced in the specialty retail group and Amazon.com performed well in the internet retail category.

What is your outlook?

We believe there is a good chance the market has seen its cyclical trough at the lows in early March 2009. While there is still distress in the markets and the economy, many policy actions offer the opportunity for the financial sector to begin what is likely to be an extended process of repairing balance-sheet and income-statement integrity. The rate of deterioration in the economy likely hit its low point in the first quarter of 2009. A more modest decline is likely in the second quarter and possibly modest growth in the second half. The path of growth remains highly uncertain as significant harm has been done to consumer balance sheets and higher savings rates will impair the normal pickup in consumption activity associated with recoveries.

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

Exxon Mobil Corporation	3.7%
Johnson & Johnson	2.6%
J.P. Morgan Chase & Company	2.5%
Home Depot, Inc.	2.2%
Southern Company	2.1%
ConocoPhillips	2.0%
Abbott Laboratories	1.8%
Goldman Sachs Group, Inc.	1.7%
Apple, Inc.	1.5%
QUALCOMM, Inc.	1.5%

These securities represent 21.6% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

We believe it will take some time for the equity markets to exceed their prior cyclical highs, but they can still offer attractive rates of return. In the near term, deflation risks must moderate and, in the intermediate term, inflation risks must stay under control. We have a moderate pro-cyclical tilt in the portfolio and valuations are such that we expect to maintain that for the intermediate term.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	AALGX	IILGX
Transfer Agent ID	017	090
Net Assets	$1,391,226,401	$141,001,153
NAV	$15.79	$15.88
NAV - High†	11/4/2008 - $18.33	11/4/2008 - $18.50
NAV - Low†	3/9/2009 - $12.34	3/9/2009 - $12.40
Number of Holdings: 176
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	10 Years
without sales charge	(35.67%)	(3.58%)	(2.98%)
with sales charge	(39.21%)	(4.66%)	(3.52%)

Institutional Class[3]	1-Year	5 Years	10 Years
Net Asset Value	(35.28%)	(3.12%)	(2.54%)

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the S&P 500 Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

***

The S&P 500 Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Large Cap Index Fund
Kevin R. Brimmer, FSA, Portfolio Manager

The Fund seeks total returns that track the performance of the S&P 500 Index by investing primarily in common stocks comprising the Index.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. While the Fund attempts to closely track the S&P 500 Index, it does not exactly duplicate the composition of the Index. Individuals may not invest directly in any Index. Index funds are subject to the same market risks associated with stocks in their respective indexes. These and other risks are described in the Fund’s prospectus.

This Fund is no longer in existence as it liquidated on June 12, 2009.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Large Cap Index Fund earned a total return of -8.76% as compared to the median return of its peer group, the Lipper S&P 500 Index Objective category, of -8.66%. The Fund’s market benchmark, the S&P 500 Index, earned a total return of -8.51%.

What factors affected the Fund’s performance?

The Fund’s holdings were aligned with those of the S&P 500 Index. As typically occurs in an index fund, the difference in performance between the benchmark index and the Fund itself can largely be attributed to expenses and minor differences in portfolio composition.

Four sectors posted positive returns during the period. Information technology and consumer discretionary were the best performing groups. These sectors have the most exposure to technology, and do not have the financial leverage that hurt the other sectors. Financials and industrials delivered the most negative returns. Financial stocks were hurt early in the period by continued deterioration in credit quality, as well as ongoing write-downs of securities that were difficult to value in an environment of heightened risk aversion, poor liquidity and price discovery mechanisms. Industrials came under selling pressure as consumers and corporations reevaluated the chances for economic growth in the global economic system.

What is your outlook?

Large-cap stocks underperformed both mid- and small-cap stocks over the reporting period, reversing last year’s trend. This is not typically the case in a severe market downturn. However, all stock segments, large, mid, and small, posted negative returns. There are signs that a rotation in market leadership could be underway. As a generalization, this type of environment tends to favor mid- and small-cap companies. Additionally, investors seem to be becoming more risk-tolerant, also an environment that tends to favor mid- and small-capitalized companies. We believe the dollar is as low as it should get, and risk levels are coming down. While opportunities for large-cap stocks exist, our view is that as we enter a new cycle, mid- and small-cap companies should outperform their large-cap counterparts.

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

Exxon Mobil Corporation	4.0%
Microsoft Corporation	1.9%
AT&T, Inc.	1.9%
Procter & Gamble Company	1.8%
Johnson & Johnson	1.8%
International Business Machines Corporation	1.7%
General Electric Company	1.6%
Chevron Corporation	1.6%
J.P. Morgan Chase & Company	1.5%
Cisco Systems, Inc.	1.4%

These securities represent 19.2% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Policy actions have been undertaken to forestall any lasting impact from the ongoing unwinding of the excesses in housing that occurred last cycle. Additionally, the financial markets appear to be resolving some of the uncertainty and ambiguity that has surrounded the fixed-income markets and contributed to the severe credit contraction of recent months.

Portfolio Facts As of April 30, 2009

Class A
Ticker	AALCX
Transfer Agent ID	031
Net Assets	$37,984,629
NAV	$5.97
NAV - High†	11/4/2008 - $6.96
NAV - Low†	3/9/2009 - $4.62
Number of Holdings: 503 † For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	From Inception 7/1/2000
without sales charge	(35.56%)	(3.21%)	(4.66%)
with sales charge	(39.08%)	(4.29%)	(5.27%)

Value of a $10,000 Investment

Class A Shares*,1

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Consumer Price Index and the S&P 500 Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

***

The S&P 500 Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Balanced Fund
Gregory R. Anderson, CFA, CPA (left), Darren Bagwell, CFA (right), Michael G. Landreville, CFA (far right), Portfolio Co-Managers

The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

The Fund is subject to interest rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. Common stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Balanced Fund earned a total return of -2.29% as compared to the median return of its peer group, the Lipper Mixed-Asset Target Allocation Growth category, of -1.80%. The Fund’s market benchmarks, the S&P Supercomposite 1500 Index and the Barclays Capital Aggregate Bond Index, earned -7.89% and 7.74%, respectively.

What factors affected the Fund’s performance?

The Fund’s equity component returned -2.7%. Sectors contributing the most to relative outperformance included industrials, energy, materials, and technology. Sectors where asset selection detracted from relative performance were health care, consumer staples, and consumer discretionary.

The strong outperformance in industrials was primarily due to the Fund’s emphasis on early-cycle construction suppliers, such as Caterpillar and Oshkosh Truck, as well as smaller growth companies like solar-cell manufacturer First Solar and diversified manufacturer SPX.

The main factor in the fixed-income component’s underperformance relative to the peer group was the floating-rate debt that backs our mortgage securities. We used this debt to back our purchase of Fannie Mae and Freddie Mac mortgage securities. These floating-rate securities—backed by higher-quality credit card, auto and other loans—were affected by the liquidity crunch and they lost value, especially during the first part of the reporting period. Another detractor was our underweighting of Treasury securities, which outperformed other fixed-income categories.

What is your outlook?

We expect an economic recovery to begin sometime in the second half of 2009. Within the equity component, given recent market strength, we are looking for values in some of the mid- and later-cycle sectors such as lodging,

Major Market Sectors

(% of Net Assets)

Portfolio Composition

(% of Portfolio)

Top 10 Holdings

(% of Net Assets)

Federal National Mortgage Association Conventional 30-Yr. Pass Through	8.4%
U.S. Treasury Notes, TIPS	1.4%
Procter & Gamble Company	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
MasterCard, Inc.	1.0%
ConocoPhillips	1.0%
XTO Energy, Inc.	1.0%
Weatherford International, Ltd.	1.0%
Dean Foods Company	1.0%
Petroleo Brasileiro SA ADR	0.9%

These securities represent 17.8% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

energy and technology, as well as within financials where generational declines and dislocations have created opportunities that remain significant despite recent gains. We will maintain our current fixed-income portfolio posture. We think the worst is over for our affected corporate and floating-rate securities and that their value will continue to rebound through 2009.

Portfolio Facts As of April 30, 2009

	Class A	Institutional Class
Ticker	AABFX	IBBFX
Transfer Agent ID	026	056
Net Assets	$127,959,440	$46,844,016
NAV	$8.62	$8.61
NAV - High†	11/4/2008 - $9.14	11/4/2008 - $9.13
NAV - Low†	3/9/2009 - $7.05	3/9/2009 - $7.04
Number of Holdings: 236 † For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	10 Years
without sales charge	(25.93%)	(1.11%)	0.17%
with sales charge	(29.99%)	(2.23%)	(0.40%)

Institutional Class[3]	1-Year	5 Years	10 Years
Net Asset Value	(25.53%)	(0.63%)	0.64%

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Barclays Capital Aggregate Bond Index, the S&P Supercomposite 1500 Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

**

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment-grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index. The Barclays Capital Aggregate Bond Index assumes the prior history and is compiled going forward using the same methodology of the Lehman Brothers Aggregate Bond Index.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

****

The S&P Supercomposite 1500 Index measures the performance of a group of 1,500 publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent High Yield Fund

Paul J. Ocenasek, CFA, Portfolio Manager

The Fund seeks high current income and, secondarily, growth of capital by investing primarily in a diversified portfolio of high-yield corporate bonds.

The Fund typically invests a majority of its assets in high-yield bonds (commonly referred to as junk bonds). Although high-yield bonds typically have a higher current yield than investment-grade bonds, high-yield bonds are also subject to greater price fluctuations and increased risk of loss of principal than investment-grade bonds. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent High Yield Fund earned a total return of 14.14% as compared to the median return for its peer group, the Lipper U.S. High Current Yield Funds category, of 10.87%. The Fund’s market benchmark, the Barclays Capital U.S. Corporate High Yield Bond Index, earned a total return of 16.02%.

What factors affected the Fund’s performance?

High-yield bonds were amid a major sell-off during the first two months of the period, due to fears about growing troubles in the credit markets and a massive deleveraging of the U.S. financial system. But the high-yield bond market began to rally in mid-December as investors appeared to gain confidence that numerous government bailouts and liquidity programs would aid in averting disaster in the U.S. economy and markets. Previously, high-yield bond investors had priced in just such an “Armageddon” scenario. The rally continued strongly through April, bolstered by emerging signs of economic improvement and investors’ apparent increasing comfort with risk (especially considering the exceptionally low yields being paid by lower-risk fixed-income investments).

The Fund outperformed its peer group during this period mainly due to our emphasis on higher-quality bonds. Our position in bonds of the lowest credit quality (CCC-rated) was significantly underweighted relative to our benchmark index.

What is your outlook?

We expect the U.S. economy to stabilize in the second half of the year. We remain concerned about the threats to growth posed by continued problems in the housing and credit markets, softening consumer demand and rising unemployment. With slow or no economic growth, we expect default rates in high-yield bonds to increase significantly over the next year or two. For these reasons, we will keep a defensive stance.

Major Market Sectors

(% of Net Assets)

Top 10 Holdings

(% of Net Assets)

Intelsat Subsidiary Holding Company, Ltd.	1.2%
HCA, Inc.	1.0%
Ford Motor Company, Term Loan	1.0%
TransDigm, Inc.	0.9%
Time Warner Telecom Holdings, Inc.	0.9%
American Tower Corporation	0.8%
DIRECTV Holdings, LLC	0.8%
Owens-Illinois, Inc.	0.8%
Intelsat, Ltd.	0.8%
General Motors Acceptance Corporation, LLC	0.8%

These securities represent 9.0% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Moody’s Bond Quality Ratings Distributions and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

At current price levels, the high-yield bond yield market appears fairly valued given the prevailing economic and default rate environment. As we continue through the year, we could see further significant market gains as investors gain more confidence that the economy has turned the corner (as we believe it has). We continue to see attractive opportunities to add value to the Portfolio by making selective investments. For suitable investors, we believe that now is a good time to add some exposure to high-yield bonds.

Portfolio Facts As of April 30, 2009

	Class A	Institutional Class
Ticker	LBHYX	LBHIX
Transfer Agent ID	073	473
Net Assets	$345,804,239	$212,927,165
NAV	$3.90	$3.90
NAV - High†	4/30/2009 - $3.90	4/30/2009 - $3.90
NAV - Low†	12/16/2008 - $3.26	12/16/2008 - $3.26
Number of Holdings: 269 † For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	10 Years
without sales charge	(11.58%)	2.45%	1.23%
with sales charge	(15.60%)	1.51%	0.77%

Institutional Class[3]	1-Year	5 Years	10 Years
Net Asset Value	(11.17%)	2.88%	1.60%

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 4.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the Barclays Capital U.S. Corporate High Yield Bond Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Barclays Capital U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital U.S. Corporate High Yield Bond Index is the new name for the index formerly known as the Lehman Brothers U.S. Corporate High Yield Bond Index. The Barclays Capital U.S. Corporate High Yield Bond Index assumes the prior history and is compiled going forward using the same methodology of the Lehman Brothers U.S. Corporate High Yield Bond Index.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Thrivent Municipal Bond Fund

Janet I. Grangaard, CFA, Portfolio Manager

The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation, by investing primarily in a diversified portfolio of municipal bonds.*

The Fund is subject to interest rate risk, credit risk related to an issuer’s underlying financial position and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Municipal Bond Fund earned a total return of 7.15% as compared to the median return of its peer group, the Lipper General Municipal Debt Funds category, of 6.48%. The Fund’s market benchmark, the Barclays Capital Municipal Bond Index, earned a total return of 8.20%.

What factors affected the Fund’s performance?

The credit crunch that began in 2007 continued to impact municipal bonds during this period. Bond prices slumped into mid-December, before beginning a rally lasting through April, when investors began to see signs of improvement in the economy and market liquidity. Also fueling the rally was a growing fear of municipal bond scarcity, prompted as some issuers were shut out of the market by high interest rates and as others took advantage of the new Build America Bond Program. This federal taxable bond program became available to many municipal securities issuers and reimburses them 35% of their interest costs for certain projects.

Over the entire six-month period, yields fell across all maturity lengths, but the total return was greatest in bonds at the long end of the yield curve. Higher-quality bonds generally outperformed lower-quality issues over the entire period, but lower-rated bonds rallied stronger during the second half of the period. Fortunately, our Fund was well positioned for the market moves.

What is your outlook?

We expect the economy to improve over the next year, due in large part to the massive amount of government stimulus funds now circulating around the globe. But we’re concerned what might happen in a year or so when municipal bond issuers are attempting to balance budgets that don’t include stimulus income. If we don’t see a sustaining economic recovery by then, we could see another dip.

Major Market Sectors

(% of Net Assets)

Top 10 States

(% of Net Assets)

Texas	11.3%
California	9.8%
Illinois	9.6%
New York	8.6%
Colorado	5.6%
Washington	4.7%
Florida	3.0%
Georgia	3.0%
Minnesota	3.0%
Massachusetts	2.9%

Investments in securities in these States represent 61.5% of the total net assets of the Fund.

*Investors may be subject to state taxes and federal alternative minimum tax.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Moody’s Bond Quality Ratings Distributions and Top 10 States are subject to change.

The lists of Major Market Sectors and Top 10 States exclude short-term investments.

The good news is that demand for municipal bonds will likely remain strong, as tax and savings rates should rise and baby boomers begin shifting their retirement portfolios from equities to fixed-income investments. With this demand, the limited bond supply could continue to support prices in the municipal market.

We believe that the Fund is in a strong position to take advantage of upcoming market values. Going forward, we will look for opportunities to add value to our portfolio and enhance shareholders’ total return.

Portfolio Facts As of April 30, 2009

	Class A	Institutional Class
Ticker	AAMBX	TMBIX
Transfer Agent ID	015	088
Net Assets	$1,165,923,123	$58,570,548
NAV	$10.85	$10.85
NAV - High†	4/22/2009 - $10.93	4/22/2009 - $10.93
NAV - Low†	12/16/2008 - $10.08	12/16/2008 - $10.08
Number of Holdings: 431 † For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	10 Years
without sales charge	2.71%	3.67%	4.31%
with sales charge	(1.91%)	2.72%	3.84%

Institutional Class[3]	1-Year	5 Years	10 Years
Net Asset Value	3.01%	3.98%	4.57%

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 4.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the Barclays Capital Municipal Bond Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Barclays Capital Municipal Bond Index is a market-value-weighted index of investment-grade municipal bonds with maturities of one year or more. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital Municipal Bond Index is the new name for the index formerly known as the Lehman Brothers Municipal Bond Index. The Barclays Capital Municipal Bond Index assumes the prior history and is compiled going forward using the same methodology of the Lehman Brothers Municipal Bond Index.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Thrivent Income Fund

Stepen D. Lowe, CFA, Portfolio Manager

The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital.

The Fund is subject to interest rate risk, credit risk related to a company’s underlying financial position and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Income Fund earned a total return of 4.92% as compared to the median return of its peer group, the Lipper Corporate Debt Funds BBB-Rated Funds category, of 9.01%. The Fund’s market benchmark, the Barclays Capital Aggregate Bond Index, earned a total return of 7.74%.

What factors affected the Fund’s performance?

The Fund was negatively impacted by both an overweighted position and security selection in the commercial mortgage-backed securities sector. We also continued to be negatively impacted by very illiquid floating-rate securities that were used to support the forward purchase of mortgage securities.

High-yield bonds were a modest contributor to negative relative performance, due to our positioning in this sector, which rallied sharply in the first months of 2009. The portfolio lagged in performance due to positions in high-yield index products, which significantly underperformed the cash market, along with a generally more defensive, up-in-quality positioning within high yield.

Benefiting the Fund’s relative performance were our holdings of investment-grade corporate bonds, particularly our overweighted position. We also benefited from security selection across several industries within investment-grade corporate bonds, including communications and cyclical industries.

What is your outlook?

We expect an economic recovery to begin sometime in the second half of 2009. The yield curve will likely remain steep and credit spreads should continue narrowing closer to their long-term averages. Much of this should be due to the large amount of government market support that is crowding investors into non-Treasury bonds. Even with yield spreads narrowing, non-government bonds are compensating investors for a high level of risk.

Major Market Sectors

( % of Net Assets)

Top 10 Holdings

(% of Net Assets)

Federal National Mortgage Association Conventional 30-Yr. Pass Through	6.4%
Thrivent High Yield Fund	1.7%
Federal National Mortgage Association	1.1%
U.S. Treasury Notes	1.0%
Merna Re, Ltd.	1.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal Home Loan Mortgage Corporation	0.9%
Crown Castle International Corporation	0.9%
Merrill Lynch Mortgage Trust	0.9%

These securities represent 15.8% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Moody’s Bond Quality Ratings Distributions and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

We continue to hold an overweighted position in corporate bonds and other spread products, as we believe that current valuations are attractive, particularly that of investment-grade corporate bonds. We’re also maintaining our overweighted position in securitized products and believe that various government programs such as the Term Asset-Backed Securities Loan Facility and Public-Private Investment Program will help improve liquidity and valuations over time. Additionally, our strategy is to reduce our more illiquid holdings over time. We believe that current valuations do not reflect the underlying value in many of these securities, even in severe economic scenarios.

Portfolio Facts As of April 30, 2009

	Class A	Institutional Class
Ticker	LUBIX	LBIIX
Transfer Agent ID	055	455
Net Assets	$320,983,420	$327,482,336
NAV	$7.05	$7.04
NAV - High†	1/12/2009 - $7.20	1/12/2009 - $7.19
NAV - Low†	11/24/2008 - $6.67	11/24/2008 - $6.66
Number of Holdings: 349 † For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	10 Years
without sales charge	(10.09%)	0.63%	3.08%
with sales charge	(14.12%)	(0.30%)	2.60%

Institutional Class[3]	1-Year	5 Years	10 Years
Net Asset Value	(9.71%)	1.04%	3.44%

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 4.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the Barclays Capital Aggregate Bond Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index. The Barclays Capital Aggregate Bond Index assumes the prior history and is compiled going forward using the same methodology of the Lehman Brothers Aggregate Bond Index.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Thrivent Core Bond Fund
Michael G. Landreville, CFA (left) and Gregory R. Anderson, CFA (right), Portfolio Co-Managers

The Fund seeks a high level of current income consistent with capital preservation by investing primarily in a diversified portfolio of investment-grade bonds.

The Fund is subject to interest rate risk, credit risk related to a company’s underlying financial position and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Core Bond Fund earned a total return of 1.58% as compared to the median return of its peer group, the Lipper Intermediate Investment Grade Debt Funds category, of 6.99%. The Fund’s market benchmark, the Barclays Capital Aggregate Bond Index, earned a total return of 7.74%.

What factors affected the Fund’s performance?

The main factor in the Fund’s underperformance relative to the peer group was the floating-rate debt that backs our mortgage securities. We used this debt to back our purchase of Fannie Mae and Freddie Mac mortgage securities through what is called the “dollar-roll” program. In the program, we accept forward delivery of securities that haven’t been created yet, agreeing to take physical delivery at a later date. These floating-rate securities—backed by higher-quality credit card, auto and other loans—were affected by the liquidity crunch and they lost value, especially during the first part of the reporting period.

Another reason for our relative underperformance was our underweighting of Treasury securities, which outperformed other fixed-income categories as investors flocked to safety—again, particularly during the first months of the period.

What is your outlook?

We expect an economic recovery to begin sometime in the second half of 2009. We expect the yield curve to remain steep and credit spreads to continue narrowing

Major Market Sectors

(% of Net Assets)

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	25.6%
U.S. Treasury Notes, TIPS	4.2%
Thrivent High Yield Fund	3.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.9%
U.S. Treasury Notes, TIPS	2.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.3%
U.S. Treasury Notes	1.7%
Renaissance Home Equity Loan Trust	1.5%
Federal National Mortgage Association	1.5%
Bear Stearns Commercial Mortgage Securities, Inc.	1.3%
These securities represent 46.7% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Moody’s Bond Quality Ratings Distributions and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

closer to their long-term averages. Much of this should be due to the large amount of government market support that is crowding investors into non-Treasury bonds. Even with yield spreads narrowing, non-government bonds are compensating investors for a high level of risk.

We will maintain our current portfolio posture. We think the worst is over for our affected corporate and floating-rate securities and that their value should continue to rebound through 2009.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	AAINX	IIINX
Transfer Agent ID	016	089
Net Assets	$210,621,493	$60,175,478
NAV	$8.31	$8.31
NAV - High†	11/5/2008 - $8.45	11/5/2008 - $8.45
NAV - Low†	3/10/2009 - $7.94	3/10/2009 - $7.95
Number of Holdings: 181
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	10 Years
without sales charge	(9.17%)	0.51%	3.22%
with sales charge	(13.24%)	(0.42%)	2.74%

Institutional Class[3]	1-Year	5 Years	10 Years
Net Asset Value	(8.94%)	0.89%	3.63%

Value of a $10,000 Investment

Class A Shares*,1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A performance reflects the maximum sales charge of 4.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the Barclays Capital Aggregate Bond Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.

**

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index. The Barclays Capital Aggregate Bond Index assumes the prior history and is compiled going forward using the same methodology of the Lehman Brothers Aggregate Bond Index.

***

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Thrivent Limited Maturity

Bond Fund

Michael G. Landreville, CFA (left) and Gregory R. Anderson, CFA (right), Portfolio Co-Managers

The Fund seeks a high level of current income with stability of principal.

The Fund is subject to interest rate risk, credit risk related to a company’s underlying financial position and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Limited Maturity Bond Fund earned a total return of 2.56% as compared to the median return of its peer group, the Lipper Short Investment Grade Debt Funds category, of 2.75%. The Fund’s market benchmark, the Barclays Capital Government/Credit 1-3 Year Bond Index, earned a total return of 3.63%.

What factors affected the Fund’s performance?

Investors continued to seek safety from the global liquidity crisis during the first half of the reporting period (through the end of 2008), boosting Treasury securities and discounting the prices of most other types of bonds. The situation reversed in early 2009, however, as massive government liquidity programs and signs of a potential economic recovery drew investors back to non-Treasury bonds. The Fund’s underweighted position in Treasuries and overweighted stance in corporate bonds and securitized assets hurt our relative performance during the first half of the period (and also slightly for the entire period) but benefited us considerably during the latter half as yield spreads narrowed. Our relative performance also benefited from an overweighted position in investment-grade corporate bonds and opportunistic purchases of FDIC-backed finance corporate bonds.

What is your outlook?

We expect the recession that started in December 2007 to end in late 2009. The unprecedented amount of government stimulus in the system should begin to spur growth in the second half, but growth will remain below trend and unemployment will stay high for the foreseeable future.

We expect the yield curve to remain steep and credit spreads to continue narrowing closer to their long-term averages. Much of this should be due to strong demand for spread-related fixed-income investments as investors

Major Market Sectors

(% of Net Assets)

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.7%
U.S. Treasury Notes, TIPS	2.3%
Thrivent High Yield Fund	1.9%
U.S. Treasury Notes, TIPS	1.2%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.2%
Federal Home Loan Banks	1.1%
Goldman Sachs Group, Inc.	1.1%
HSBC USA, Inc.	1.1%
Keybank National Association	1.1%
J.P. Morgan Chase & Company	1.1%

These securities represent 14.8% of the total net assets of the Fund.

Quoted Fund performance is for Class A shares.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Major Market Sectors, Moody’s Bond Quality Ratings Distributions and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

are crowded out of low-yielding government securities and money market investments. In addition, we expect investors will migrate into higher-risk investments as the outlook for the economy improves during the year.

We will maintain our overweighted position in spread-sector investments, which remain at historically attractive levels, and continue adding to these holdings as opportunities arise.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	LBLAX	THLIX
Transfer Agent ID	076	476
Net Assets	$75,209,872	$394,097,440
NAV	$11.46	$11.46
NAV - High†	4/30/2009 - $11.46	4/30/2009 - $11.46
NAV - Low†	11/24/2008 - $11.00	11/24/2008 - $11.00
Number of Holdings: 280
† For the six months ended April 30, 2009

Average Annual Total Returns1

As of April 30, 2009

Class A2	1-Year	5 Years	From Inception 10/29/1999
Net Asset Value	(2.72%)	1.60%	3.49%

Institutional Class[3]	1-Year	5 Years	From Inception 10/29/1999
Net Asset Value	(2.37%)	2.00%	3.84%

Value of a $10,000 Investment

Class A Shares1,(a)

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.

2	Class A shares have no sales load.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*

The Barclays Capital Government/Credit 1-3 Year Bond Index is an index that measures the performance of government and fixed-rate debt securities with maturities of 1-3 years. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital Government/Credit 1-3 Year Bond Index is the new name for the index formerly known as the Lehman Brothers Government/Credit 1-3 Year Bond Index. The Barclays Capital Government/Credit 1-3 Year Bond Index assumes the prior history and is compiled going forward using the same methodology of the Lehman Brothers Government/Credit 1-3 Year Bond Index.

**

The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Thrivent Money Market Fund

William D. Stouten, Portfolio Manager

The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

The principal risk of investing in the Fund is current income risk—that is, the income the Fund receives may fall as a result of a decline in interest rates. This and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended April 30, 2009?

Thrivent Money Market Fund produced a 0.59% return during the period, while its Lipper Money Market Funds Category reported a median net return of 0.29% over the same time frame.

What factors affected the Fund’s performance?

As risks to the economy and the financial markets became more apparent, the Federal Reserve Open Market Committee (FOMC) cut the federal funds target rate from 1.00% to a record low—a range of zero to 0.25%—on December 16. At their scheduled meetings in January, March and April, FOMC members kept their target range for the federal funds rate unchanged. The government also undertook other extraordinary measures to support liquidity across other sectors of the market, including money market securities.

One factor benefiting our relative performance was that we purchased some longer-dated (three to six months) securities at attractive prices throughout the period, enabling us to extend the Fund’s weighted average maturity in high-quality investments. These moves benefited us as the Fed cut interest rates. When government intervention boosted credit quality and liquidity, we took advantage of the pricing discrepancies that remained in the market.

Money market securities in general were affected by several federal programs initiated during the period to boost market liquidity and investor confidence. One is the U.S. Treasury Temporary Guarantee Program for Money Market Funds, which protects the value of certain shares in participating funds from dropping below $1.00. Thrivent Money Market Fund will participate in the program through September 2009. Three other programs provide federal funding and backing to enhance liquidity of money market securities.

What is your outlook?

Considering all of the federal programs in place, we expect money market liquidity and credit quality to further improve. The Federal Reserve will likely keep short-term interest rates at current record-low levels at

Portfolio Composition

(% of Portfolio)

An investment in Thrivent Money Market Fund is not insured or guaranteed by the FDIC or, generally, any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Quoted Fund performance is for Class A shares.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Quoted Portfolio Composition is subject to change.

least through third quarter 2009 in an attempt to improve prospects for economic growth. As a result of the low interest rate environment, maintaining positive yields for shareholders of the Fund will likely be challenging in the months ahead.

As in any interest rate environment, we continue to manage the Fund conservatively, focusing on our objectives of safety and liquidity while pursuing the optimum risk-adjusted yield.

Portfolio Facts
As of April 30, 2009

	Class A	Institutional Class
Ticker	AMMXX	AALXX
Transfer Agent ID	018	091
Net Assets	$1,250,707,395	$253,212,713
NAV	$1.00	$1.00
Number of Holdings: 93
† For the six months ended April 30, 2009

Average Annual Total Returns[1]
As of April 30, 2009

Class A2	1-Year	5 Years	10 Years
Net Asset Value	1.79%	3.06%	2.93%

Institutional Class[3]	1-Year	5 Years	10 Years
Net Asset Value	1.99%	3.37%	3.24%

Money Market Portfolio Yields*
As of April 30, 2009

	Class A	Institutional Class
7-Day Yield	0.14%	0.42%
7-Day Effective Yield	0.14%	0.42%

1

Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www. thrivent.com for performance results current to the most recent month-end.

2	Class A shares have no sales load.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
*

Seven-day yields of Thrivent Money Market Fund refer to the income generated by an investment in the Fund over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.

Shareholder Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small-account fee of $12 may be charged to Class A shareholder accounts if the value falls below stated account minimums ($2,500 for Thrivent Limited Maturity Bond Fund, $1,500 for Thrivent Money Market Fund and $1,000 for all other Funds). This fee is not included in the table below. If it were, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small-account fee of $12 may be charged to Class A shareholder accounts if the value falls below stated account minimums ($2,500 for Thrivent Limited Maturity Bond Fund, $1,500 for Thrivent Money Market Fund and $1,000 for all other Funds). This fee is not included in the table below. If it were, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid during Period 11/1/2008 - 4/30/2009*	Annualized Expense Ratio
Thrivent Aggressive Allocation Fund

Actual
Class A	$1,000	$962	$2.68	0.55%
Institutional Class	$1,000	$963	$1.05	0.22%

Hypothetical**
Class A	$1,000	$1,022	$2.76	0.55%
Institutional Class	$1,000	$1,024	$1.09	0.22%
Thrivent Moderately Aggressive Allocation Fund

Actual
Class A	$1,000	$972	$2.54	0.52%
Institutional Class	$1,000	$974	$0.91	0.19%

Hypothetical**
Class A	$1,000	$1,022	$2.61	0.52%
Institutional Class	$1,000	$1,024	$0.94	0.19%
Thrivent Moderate Allocation Fund

Actual
Class A	$1,000	$984	$2.51	0.51%
Institutional Class	$1,000	$985	$0.93	0.19%

Hypothetical**
Class A	$1,000	$1,022	$2.56	0.51%
Institutional Class	$1,000	$1,024	$0.95	0.19%
Thrivent Moderately Conservative Allocation Fund

Actual
Class A	$1,000	$998	$2.38	0.48%
Institutional Class	$1,000	$1,000	$1.10	0.22%

Hypothetical**
Class A	$1,000	$1,022	$2.41	0.48%
Institutional Class	$1,000	$1,024	$1.11	0.22%
Thrivent Technology Fund

Actual
Class A	$1,000	$1,085	$7.60	1.47%
Institutional Class	$1,000	$1,088	$7.19	1.39%

Hypothetical**
Class A	$1,000	$1,018	$7.35	1.47%
Institutional Class	$1,000	$1,018	$6.95	1.39%
Thrivent Partner Small Cap Growth Fund

Actual
Class A	$1,000	$942	$7.36	1.53%
Institutional Class	$1,000	$944	$5.26	1.09%

Hypothetical**
Class A	$1,000	$1,017	$7.65	1.53%
Institutional Class	$1,000	$1,019	$5.46	1.09%
Thrivent Partner Small Cap Value Fund

Actual
Class A	$1,000	$927	$7.83	1.64%
Institutional Class	$1,000	$931	$3.80	0.79%

Hypothetical**
Class A	$1,000	$1,017	$8.20	1.64%
Institutional Class	$1,000	$1,021	$3.98	0.79%
Thrivent Small Cap Stock Fund

Actual
Class A	$1,000	$897	$7.66	1.63%
Institutional Class	$1,000	$900	$3.65	0.77%

Hypothetical**
Class A	$1,000	$1,017	$8.15	1.63%
Institutional Class	$1,000	$1,021	$3.88	0.77%
Thrivent Small Cap Index Fund

Actual
Class A	$1,000	$912	$4.50	0.95%

Hypothetical**

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid during Period 11/1/2008 - 4/30/2009*	Annualized Expense Ratio
Class A	$1,000	$1,020	$4.76	0.95%
Thrivent Mid Cap Growth Fund

Actual
Class A	$1,000	$1,065	$7.77	1.52%
Institutional Class	$1,000	$1,070	$2.78	0.54%

Hypothetical**
Class A	$1,000	$1,017	$7.59	1.52%
Institutional Class	$1,000	$1,022	$2.72	0.54%
Thrivent Partner Mid Cap Value Fund

Actual
Class A	$1,000	$960	$6.08	1.25%
Institutional Class	$1,000	$962	$4.55	0.94%

Hypothetical**
Class A	$1,000	$1,019	$6.26	1.25%
Institutional Class	$1,000	$1,020	$4.69	0.94%
Thrivent Mid Cap Stock Fund

Actual
Class A	$1,000	$1,031	$7.06	1.40%
Institutional Class	$1,000	$1,033	$3.65	0.72%

Hypothetical**
Class A	$1,000	$1,018	$7.02	1.40%
Institutional Class	$1,000	$1,021	$3.63	0.72%
Thrivent Mid Cap Index Fund

Actual
Class A	$1,000	$996	$2.97	0.60%

Hypothetical**
Class A	$1,000	$1,022	$3.01	0.60%
Thrivent Partner Worldwide Allocation Fund

Actual
Class A	$1,000	$992	$6.42	1.30%
Institutional Class	$1,000	$995	$4.70	0.95%

Hypothetical**
Class A	$1,000	$1,018	$6.51	1.30%
Institutional Class	$1,000	$1,020	$4.76	0.95%
Thrivent Partner International Stock Fund

Actual
Class A	$1,000	$948	$7.71	1.60%
Institutional Class	$1,000	$953	$3.40	0.70%

Hypothetical**
Class A	$1,000	$1,017	$7.98	1.60%
Institutional Class	$1,000	$1,021	$3.52	0.70%
Thrivent Large Cap Growth Fund

Actual
Class A	$1,000	$967	$5.71	1.17%
Institutional Class	$1,000	$969	$4.04	0.83%

Hypothetical**
Class A	$1,000	$1,019	$5.86	1.17%
Institutional Class	$1,000	$1,021	$4.15	0.83%
Thrivent Large Cap Value Fund

Actual
Class A	$1,000	$890	$5.67	1.21%
Institutional Class	$1,000	$893	$2.40	0.51%

Hypothetical**
Class A	$1,000	$1,019	$6.05	1.21%
Institutional Class	$1,000	$1,022	$2.57	0.51%
Thrivent Large Cap Stock Fund

Actual
Class A	$1,000	$908	$5.82	1.23%
Institutional Class	$1,000	$911	$2.88	0.61%

Hypothetical**

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid during Period 11/1/2008 - 4/30/2009*	Annualized Expense Ratio
Class A	$1,000	$1,019	$6.16	1.23%
Institutional Class	$1,000	$1,022	$3.05	0.61%
Thrivent Large Cap Index Fund

Actual
Class A	$1,000	$912	$2.85	0.60%

Hypothetical**
Class A	$1,000	$1,022	$3.01	0.60%
Thrivent Balanced Fund

Actual
Class A	$1,000	$977	$6.20	1.27%
Institutional Class	$1,000	$980	$3.23	0.66%

Hypothetical**
Class A	$1,000	$1,019	$6.33	1.27%
Institutional Class	$1,000	$1,022	$3.30	0.66%
Thrivent High Yield Fund

Actual
Class A	$1,000	$1,141	$5.12	0.97%
Institutional Class	$1,000	$1,144	$2.47	0.46%

Hypothetical**
Class A	$1,000	$1,020	$4.83	0.97%
Institutional Class	$1,000	$1,022	$2.33	0.46%
Thrivent Municipal Bond Fund

Actual
Class A	$1,000	$1,071	$4.00	0.78%
Institutional Class	$1,000	$1,074	$2.55	0.50%

Hypothetical**
Class A	$1,000	$1,021	$3.90	0.78%
Institutional Class	$1,000	$1,022	$2.49	0.50%
Thrivent Income Fund

Actual
Class A	$1,000	$1,049	$4.35	0.86%
Institutional Class	$1,000	$1,052	$2.01	0.39%

Hypothetical**
Class A	$1,000	$1,021	$4.29	0.86%
Institutional Class	$1,000	$1,023	$1.98	0.39%
Thrivent Core Bond Fund

Actual
Class A	$1,000	$1,016	$4.49	0.90%
Institutional Class	$1,000	$1,018	$2.60	0.52%

Hypothetical**
Class A	$1,000	$1,020	$4.50	0.90%
Institutional Class	$1,000	$1,022	$2.61	0.52%
Thrivent Limited Maturity Bond Fund

Actual
Class A	$1,000	$1,026	$3.73	0.74%
Institutional Class	$1,000	$1,028	$1.86	0.37%

Hypothetical**
Class A	$1,000	$1,021	$3.73	0.74%
Institutional Class	$1,000	$1,023	$1.85	0.37%
Thrivent Money Market Fund

Actual
Class A	$1,000	$1,006	$3.03	0.61%
Institutional Class	$1,000	$1,007	$1.98	0.40%

Hypothetical**
Class A	$1,000	$1,022	$3.06	0.61%
Institutional Class	$1,000	$1,023	$2.00	0.40%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% total return before expenses.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Mutual Funds (90.1%)	Value
Equity Mutual Funds (81.7%)
807,233	Thrivent Real Estate Securities Fund	$4,496,290
3,479,792	Thrivent Partner Small Cap Growth Fund[a]	25,576,472
871,542	Thrivent Partner Small Cap Value Fund	8,680,555
2,629,002	Thrivent Small Cap Stock Fund	26,789,526
1,599,261	Thrivent Mid Cap Growth Fund[a]	19,239,113
1,539,880	Thrivent Partner Mid Cap Value Fund	11,579,899
3,314,465	Thrivent Mid Cap Stock Fund	32,978,922
1,013,680	Thrivent Partner Worldwide Allocation Fund	6,031,398
6,020,293	Thrivent Partner International Stock Fund	42,623,676
11,419,781	Thrivent Large Cap Growth Fund	43,395,169
2,586,506	Thrivent Large Cap Value Fund	25,063,245
1,375,482	Thrivent Large Cap Stock Fund	21,842,654
434,404	Thrivent Equity Income Plus Fund	2,814,941

	Total Equity Mutual Funds	271,111,860

Fixed Income Mutual Funds (8.4%)
2,072,023	Thrivent High Yield Fund	8,080,890
1,639,049	Thrivent Income Fund	11,538,908
727,336	Thrivent Limited Maturity Bond Fund	8,335,276

	Total Fixed Income Mutual Funds	27,955,074

	Total Mutual Funds (cost $459,865,727)	299,066,934

Principal Amount	Long-Term Fixed Income (0.5%)	Value
U.S. Government (0.5%)
	U.S. Treasury Notes
1,500,000	0.875%, 12/31/2010[b]	1,501,465

	Total U.S. Government	1,501,465

	Total Long-Term Fixed Income (cost $1,501,165)	1,501,465

Shares or Principal Amount	Short-Term Investments (9.5%)[c]	Value
	Federal Home Loan Bank Discount Notes
300,000	0.320%, 5/13/2009[b]	299,968
250,000	0.080%, 5/14/2009[b]	249,993
	Federal Home Loan Mortgage Corporation Discount Notes
450,000	0.380%, 5/14/2009[b]	449,938
	Federal National Mortgage Association Discount Notes
1,200,000	0.386%, 5/14/2009[b]	1,199,842

Shares or Principal Amount	Short-Term Investments (9.5%)[c]	Value
29,366,082	Thrivent Money Market Fund	$29,366,082

	Total Short-Term Investments (at amortized cost)	31,565,823

	Total Investments (cost $492,932,715) 100.1%	$332,134,222

	Other Assets and Liabilities, Net (0.1%)	(221,645)

	Total Net Assets 100.0%	$331,912,577

a	Non-income producing security.
b	At April 30, 2009, $3,601,217 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$300
Gross unrealized depreciation	(160,798,793)

Net unrealized appreciation (depreciation)	($160,798,493)

Cost for federal income tax purposes	$492,932,715
Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Aggressive Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$328,433,016	$6,313,125
Level 2	3,701,206	–
Level 3	–	–

Totals (Level 1,2,3)	$332,134,222	$6,313,125

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	125	June 2009	$6,201,279	$7,267,500	$1,066,221
Russell 2000 Index Mini-Futures	190	June 2009	7,020,283	9,247,301	2,227,018
S&P 400 Index Mini-Futures	196	June 2009	8,583,239	10,976,000	2,392,761
S&P 500 Index Futures	25	June 2009	4,810,375	5,437,500	627,125
Total Futures Contracts					$6,313,125

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Real Estate Securities	$5,624,127	$216,309	$58,166	807,233	$4,496,290	$162,706
Partner Small Cap Growth	27,260,188	33,637	155,110	3,479,792	25,576,472	–
Partner Small Cap Value	9,385,012	635,593	58,166	871,542	8,680,555	119,068
Small Cap Stock	29,949,849	303,549	193,888	2,629,002	26,789,526	261,502
Mid Cap Growth	18,104,754	29,433	135,721	1,599,261	19,239,113	–
Partner Mid Cap Value	12,107,922	165,738	77,555	1,539,880	11,579,899	148,919
Mid Cap Stock	28,856,990	3,391,873	213,276	3,314,465	32,978,922	345,621
Partner Worldwide Allocation	1,009,633	4,870,702	–	1,013,680	6,031,398	99,223
Partner International Stock	44,711,623	1,452,574	–	6,020,293	42,623,676	1,452,574
Large Cap Growth	45,350,028	215,773	518,144	11,419,781	43,395,169	169,521
Large Cap Value	28,355,981	850,013	290,832	2,586,506	25,063,245	807,966
Large Cap Stock	24,233,056	544,542	252,054	1,375,482	21,842,654	510,905
Equity Income Plus	3,182,645	48,320	19,389	434,404	2,814,941	48,320
High Yield	7,127,068	378,455	64,382	2,072,023	8,080,890	378,455
Income	11,017,674	354,801	44,993	1,639,049	11,538,908	354,801
Limited Maturity Bond	8,176,698	178,303	64,382	727,336	8,335,276	178,303
Money Market	8,732,303	71,153,970	50,520,191	29,366,082	29,366,082	83,390
Total Value and Income Earned	313,185,551				328,433,016	5,121,274

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Mutual Funds (92.8%)	Value
Equity Mutual Funds (67.5%)
3,388,973	Thrivent Real Estate Securities Fund	$18,876,578
2,967,274	Thrivent Partner Small Cap Growth Fund[a]	21,809,461
1,979,923	Thrivent Partner Small Cap Value Fund	19,720,036
2,864,492	Thrivent Small Cap Stock Fund	29,189,169
1,646,983	Thrivent Mid Cap Growth Fund[a]	19,813,208
3,731,569	Thrivent Partner Mid Cap Value Fund	28,061,401
7,170,515	Thrivent Mid Cap Stock Fund	71,346,626
4,474,094	Thrivent Partner Worldwide Allocation Fund	26,620,859
10,178,151	Thrivent Partner International Stock Fund	72,061,310
19,705,537	Thrivent Large Cap Growth Fund	74,881,041
8,193,756	Thrivent Large Cap Value Fund	79,397,492
3,133,897	Thrivent Large Cap Stock Fund	49,766,281
1,030,705	Thrivent Equity Income Plus Fund	6,678,969

	Total Equity Mutual Funds	518,222,431

Fixed Income Mutual Funds (25.3%)
14,282,980	Thrivent High Yield Fund	55,703,622
13,940,579	Thrivent Income Fund	98,141,673
3,532,576	Thrivent Limited Maturity Bond Fund	40,483,320

	Total Fixed Income Mutual Funds	194,328,615

	Total Mutual Funds (cost $1,048,098,231)	712,551,046

Principal Amount	Long-Term Fixed Income (1.1%)	Value
Collateralized Mortgage Obligations (0.5%)
	Citigroup Mortgage Loan Trust, Inc.
550,475	5.500%, 11/25/2035	365,330
	Citimortgage Alternative Loan Trust
1,634,774	5.750%, 4/25/2037	887,192
	Countrywide Alternative Loan Trust
421,679	6.000%, 1/25/2037	320,050
	Countrywide Home Loans
1,572,816	5.750%, 4/25/2037	1,149,598
	Deutsche Alt-A Securities, Inc.
435,752	5.500%, 10/25/2021	322,729
668,528	6.000%, 10/25/2021	397,272
	J.P. Morgan Mortgage Trust
399,971	6.047%, 10/25/2036	278,973
	Master Alternative Loans Trust
394,738	6.500%, 7/25/2034	280,017
	Merrill Lynch Alternative Note Asset Trust
428,346	6.000%, 3/25/2037	215,304

	Total Collateralized Mortgage Obligations	4,216,465

Principal Amount	Long-Term Fixed Income (1.1%)	Value
Commercial Mortgage-Backed Securities (0.1%)
	Greenwich Capital Commercial Funding Corporation
$720,000	5.867%, 12/10/2049	$328,937

	Total Commercial Mortgage- Backed Securities	328,937

U.S. Government (0.5%)
	U.S. Treasury Notes
4,000,000	0.875%, 12/31/2010[b]	4,003,908

	Total U.S. Government	4,003,908

	Total Long-Term Fixed Income (cost $9,716,524)	8,549,310

Shares or Principal Amount	Short-Term Investments (5.9%)[c]	Value
	Federal Home Loan Bank Discount Notes
300,000	0.250%, 5/14/2009[b]	299,973
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.380%, 5/14/2009[b]	999,863
	Federal National Mortgage Association Discount Notes
4,750,000	0.396%, 5/14/2009[b]	4,749,332
38,752,906	Thrivent Money Market Fund	38,752,906

	Total Short-Term Investments (at amortized cost)	44,802,074

	Total Investments (cost $1,102,616,829) 99.8%	$765,902,430

	Other Assets and Liabilities, Net 0.2%	1,685,143

	Total Net Assets 100.0%	$767,587,573

a	Non-income producing security.
b	At April 30, 2009, $10,053,076 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$801
Gross unrealized depreciation	(336,715,200)

Net unrealized appreciation (depreciation)	($336,714,399)

Cost for federal income tax purposes	$1,102,616,829

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$751,303,952	$15,350,973
Level 2	14,598,478	–
Level 3	–	–

Totals (Level 1,2,3)	$765,902,430	$15,350,973

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	430	June 2009	$20,858,629	$25,000,201	$4,141,572
Russell 2000 Index Mini-Futures	369	June 2009	13,373,575	17,959,230	4,585,655
S&P 400 Index Mini-Futures	357	June 2009	15,434,092	19,992,000	4,557,908
S&P 500 Index Futures	45	June 2009	7,721,663	9,787,501	2,065,838
Total Futures Contracts					$15,350,973

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Real Estate Securities	$23,918,527	$802,689	$317,081	3,388,973	$18,876,578	$691,559
Partner Small Cap Growth	23,420,948	–	237,811	2,967,274	21,809,461	–
Partner Small Cap Value	21,510,166	1,430,153	237,811	1,979,923	19,720,036	273,224
Small Cap Stock	35,447,751	287,988	2,396,352	2,864,492	29,189,169	287,988
Mid Cap Growth	18,799,904	–	237,811	1,646,983	19,813,208	–
Partner Mid Cap Value	29,553,521	363,944	317,081	3,731,569	28,061,401	363,944
Mid Cap Stock	63,632,580	7,754,259	1,792,704	7,170,515	71,346,626	754,259
Partner Worldwide Allocation	14,747,642	11,854,154	–	4,474,094	26,620,859	454,154
Partner International Stock	75,591,277	2,455,780	–	10,178,151	72,061,310	2,455,780
Large Cap Growth	78,974,825	295,131	1,342,097	19,705,537	74,881,041	295,131
Large Cap Value	90,949,786	2,596,579	1,585,407	8,193,756	79,397,492	2,596,579
Large Cap Stock	59,062,554	1,179,474	3,951,244	3,133,897	49,766,281	1,179,474
Equity Income Plus	7,598,740	115,155	79,270	1,030,705	6,678,969	115,155
High Yield	49,094,286	2,611,531	416,396	14,282,980	55,703,622	2,611,531
Income	95,360,477	3,035,737	2,011,375	13,940,579	98,141,673	3,035,737
Limited Maturity Bond	39,905,562	869,378	505,688	3,532,576	40,483,320	869,378
Money Market	14,530,324	140,546,838	116,324,256	38,752,906	38,752,906	114,319
Total Value and Income Earned	742,098,870				751,303,952	16,098,212

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Mutual Funds (92.3%)	Value
Equity Mutual Funds (47.5%)
3,277,516	Thrivent Real Estate Securities Fund	$18,255,763
1,717,910	Thrivent Partner Small Cap Growth Fund[a]	12,626,639
1,882,553	Thrivent Partner Small Cap Value Fund	18,750,226
1,694,728	Thrivent Small Cap Stock Fund	17,269,278
695,342	Thrivent Mid Cap Growth Fund[a]	8,364,965
2,142,139	Thrivent Partner Mid Cap Value Fund	16,108,884
4,506,523	Thrivent Mid Cap Stock Fund	44,839,909
3,329,466	Thrivent Partner Worldwide Allocation Fund	19,810,324
6,657,005	Thrivent Partner International Stock Fund	47,131,597
14,705,303	Thrivent Large Cap Growth Fund	55,880,152
7,347,967	Thrivent Large Cap Value Fund	71,201,803
1,734,164	Thrivent Large Cap Stock Fund	27,538,530
998,742	Thrivent Equity Income Plus Fund	6,471,845

	Total Equity Mutual Funds	364,249,915

Fixed Income Mutual Funds (44.8%)
13,610,363	Thrivent High Yield Fund	53,080,414
21,083,337	Thrivent Income Fund	148,426,695
12,406,781	Thrivent Limited Maturity Bond Fund	142,181,706

	Total Fixed Income Mutual Funds	343,688,815

	Total Mutual Funds (cost $969,013,009)	707,938,730

Principal Amount	Long-Term Fixed Income (1.5%)	Value
Collateralized Mortgage Obligations (1.1%)
	Citigroup Mortgage Loan Trust, Inc.
1,032,141	5.500%, 11/25/2035	684,994
	Citimortgage Alternative Loan Trust
3,178,728	5.750%, 4/25/2037	1,725,096
	Countrywide Alternative Loan Trust
790,647	6.000%, 1/25/2037	600,094
	Countrywide Home Loans
3,145,632	5.750%, 4/25/2037	2,299,195
	Deutsche Alt-A Securities, Inc.
817,035	5.500%, 10/25/2021	605,117
1,337,055	6.000%, 10/25/2021	794,544
	J.P. Morgan Mortgage Trust
749,946	6.047%, 10/25/2036	523,074
	Master Alternative Loans Trust
743,036	6.500%, 7/25/2034	527,091
	Merrill Lynch Alternative Note Asset Trust
803,149	6.000%, 3/25/2037	403,695

	Total Collateralized Mortgage Obligations	8,162,900

Commercial Mortgage-Backed Securities (0.1%)
	Greenwich Capital Commercial Funding Corporation
$1,350,000	5.867%, 12/10/2049	616,757

	Total Commercial Mortgage- Backed Securities	616,757

U.S. Government (0.3%)
	U.S. Treasury Notes
2,000,000	0.875%, 12/31/2010[b]	2,001,954

	Total U.S. Government	2,001,954

	Total Long-Term Fixed Income (cost $13,029,600)	10,781,611

Shares or Principal Amount	Short-Term Investments (5.9%)[c]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.250%, 5/14/2009[b]	99,991
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.380%, 5/14/2009[b]	299,959
	Federal National Mortgage Association Discount Notes
11,100,000	0.375%, 5/14/2009[b]	11,098,514
34,026,620	Thrivent Money Market Fund	34,026,620

	Total Short-Term Investments (at amortized cost)	45,525,084

	Total Investments (cost $1,027,567,693) 99.7%	$764,245,425

	Other Assets and Liabilities, Net 0.3%	2,019,287

	Total Net Assets 100.0%	$766,264,712

a	Non-income producing security.
b	At April 30, 2009, $13,500,418 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$400
Gross unrealized depreciation	(263,322,668)

Net unrealized appreciation (depreciation)	($263,322,268)

Cost for federal income tax purposes	$1,027,567,693

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Moderate Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$741,965,350	$17,456,303
Level 2	22,280,075	–
Level 3	–	–

Totals (Level 1,2,3)	$764,245,425	$17,456,303

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	460	June 2009	$22,313,882	$26,744,400	$4,430,518
Russell 2000 Index Mini-Futures	381	June 2009	13,883,923	18,543,270	4,659,347
S&P 400 Index Mini-Futures	389	June 2009	16,817,540	21,784,000	4,966,460
S&P 500 Index Futures	82	June 2009	14,435,023	17,835,001	3,399,978
Total Futures Contracts					$17,456,303

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Real Estate Securities	$23,500,966	$779,533	$545,476	3,277,516	$18,255,763	$675,419
Partner Small Cap Growth	13,726,837	–	272,738	1,717,910	12,626,639	–
Partner Small Cap Value	21,978,826	1,373,181	1,409,107	1,882,553	18,750,226	262,379
Small Cap Stock	21,119,143	184,388	1,409,107	1,694,728	17,269,278	184,388
Mid Cap Growth	5,261,825	2,500,000	136,369	695,342	8,364,965	–
Partner Mid Cap Value	19,797,365	213,603	2,545,476	2,142,139	16,108,884	213,603
Mid Cap Stock	40,549,481	3,977,366	818,214	4,506,523	44,839,909	477,366
Partner Worldwide Allocation	10,924,226	8,854,491	–	3,329,466	19,810,324	354,491
Partner International Stock	51,988,160	1,688,971	2,000,000	6,657,005	47,131,597	1,688,971
Large Cap Growth	60,655,070	223,292	2,464,684	14,705,303	55,880,152	223,292
Large Cap Value	83,913,077	2,392,215	3,181,904	7,347,967	71,201,803	2,392,215
Large Cap Stock	36,177,029	662,303	4,954,583	1,734,164	27,538,530	662,303
Equity Income Plus	7,435,878	112,256	136,369	998,742	6,471,845	112,256
High Yield	47,057,270	2,496,517	676,400	13,610,363	53,080,414	2,496,517
Income	145,335,978	4,629,228	4,213,444	21,083,337	148,426,695	4,629,228
Limited Maturity Bond	142,872,969	3,072,827	4,441,525	12,406,781	142,181,706	3,072,827
Money Market	15,094,595	139,220,239	120,288,214	34,026,620	34,026,620	94,391
Total Value and Income Earned	747,388,695				741,965,350	17,539,646

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Mutual Funds (89.9%)	Value
Equity Mutual Funds (30.4%)
740,175	Thrivent Real Estate Securities Fund	$4,122,773
544,513	Thrivent Partner Small Cap Value Fund	5,423,350
725,985	Thrivent Small Cap Stock Fund	7,397,788
986,377	Thrivent Partner Mid Cap Value Fund	7,417,553
1,377,566	Thrivent Mid Cap Stock Fund	13,706,787
1,273,677	Thrivent Partner Worldwide Allocation Fund	7,578,380
1,680,953	Thrivent Partner International Stock Fund	11,901,148
3,203,922	Thrivent Large Cap Growth Fund	12,174,903
2,411,032	Thrivent Large Cap Value Fund	23,362,900
329,014	Thrivent Large Cap Stock Fund	5,224,735
396,590	Thrivent Equity Income Plus Fund	2,569,905

	Total Equity Mutual Funds	100,880,222

Fixed Income Mutual Funds (59.5%)
4,297,937	Thrivent High Yield Fund	16,761,954
6,005,787	Thrivent Income Fund	42,280,740
12,075,584	Thrivent Limited Maturity Bond Fund	138,386,196

	Total Fixed Income Mutual Funds	197,428,890

	Total Mutual Funds (cost $376,200,491)	298,309,112

Principal Amount	Long-Term Fixed Income (1.8%)	Value
Collateralized Mortgage Obligations (1.3%)
	Citigroup Mortgage Loan Trust, Inc.
550,475	5.500%, 11/25/2035	365,330
	Citimortgage Alternative Loan Trust
1,634,774	5.750%, 4/25/2037	887,192
	Countrywide Alternative Loan Trust
421,679	6.000%, 1/25/2037	320,050
	Countrywide Home Loans
1,572,816	5.750%, 4/25/2037	1,149,598
	Deutsche Alt-A Securities, Inc.
435,752	5.500%, 10/25/2021	322,729
729,303	6.000%, 10/25/2021	433,387
	J.P. Morgan Mortgage Trust
399,971	6.047%, 10/25/2036	278,973
	Master Alternative Loans Trust
394,738	6.500%, 7/25/2034	280,017
	Merrill Lynch Alternative Note Asset Trust
428,346	6.000%, 3/25/2037	215,304

	Total Collateralized Mortgage Obligations	4,252,580

Commercial Mortgage-Backed Securities (0.1%)
	Greenwich Capital Commercial Funding Corporation
$720,000	5.867%, 12/10/2049	328,937

	Total Commercial Mortgage-Backed Securities	328,937

U.S. Government (0.4%)
	U.S. Treasury Notes
1,400,000	0.875%, 12/31/2010[a]	1,401,368

	Total U.S. Government	1,401,368

	Total Long-Term Fixed Income (cost $7,162,208)	5,982,885

Shares or Principal Amount	Short-Term Investments (8.3%)[b]	Value
	Federal National Mortgage Association Discount Notes
4,100,000	0.374%, 5/14/2009[a]	4,099,466
23,669,808	Thrivent Money Market Fund	23,669,808

	Total Short-Term Investments (at amortized cost)	27,769,274

	Total Investments (cost $411,131,973) 100.0%	$332,061,271

	Other Assets and Liabilities, Net <0.1%	(152,978)

	Total Net Assets 100.0%	$331,908,293

a	At April 30, 2009, $5,500,834 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$280
Gross unrealized depreciation	(79,070,982)

Net unrealized appreciation (depreciation)	($79,070,702)

Cost for federal income tax purposes	$411,131,973

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$321,978,920	$6,257,584
Level 2	10,082,351	–
Level 3	–	–

Totals (Level 1,2,3)	$332,061,271	$6,257,584

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	136	June 2009	$6,597,148	$7,907,040	$1,309,892
Russell 2000 Index Mini-Futures	165	June 2009	6,041,773	8,030,550	1,988,777
S&P 400 Index Mini-Futures	41	June 2009	1,772,543	2,296,000	523,457
S&P 500 Index Futures	56	June 2009	9,744,543	12,180,001	2,435,458
Total Futures Contracts					$6,257,584

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Real Estate Securities	$5,467,954	$183,842	$247,823	740,175	$4,122,773	$154,618
Partner Small Cap Value	5,980,770	395,784	123,911	544,513	5,423,350	75,610
Small Cap Stock	8,445,246	73,461	185,867	725,985	7,397,788	73,461
Partner Mid Cap Value	7,852,042	96,392	123,911	986,377	7,417,553	96,392
Mid Cap Stock	10,290,228	3,143,708	246,127	1,377,566	13,706,787	145,404
Partner Worldwide Allocation	3,319,158	4,156,019	–	1,273,677	7,578,380	156,019
Partner International Stock	12,484,133	405,580	–	1,680,953	11,901,148	405,580
Large Cap Growth	13,838,184	48,775	1,091,183	3,203,922	12,174,903	48,775
Large Cap Value	27,048,365	767,871	743,468	2,411,032	23,362,900	767,871
Large Cap Stock	6,029,642	126,154	247,823	329,014	5,224,735	126,154
Equity Income Plus	2,958,153	44,560	61,956	396,590	2,569,905	44,560
High Yield	15,090,979	792,293	443,201	4,297,937	16,761,954	792,293
Income	41,309,632	1,313,573	1,115,148	6,005,787	42,280,740	1,313,573
Limited Maturity Bond	137,687,487	2,979,275	2,992,787	12,075,584	138,386,196	2,979,275
Money Market	15,848,508	57,232,326	49,411,026	23,669,808	23,669,808	103,536
Total Value and Income Earned	313,650,481				321,978,920	7,283,121

The accompanying Notes to Financial Statements are an integral part of this schedule.

Technology Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (92.7%)	Value
Communications Equipment (10.2%)
39,300	ADC Telecommunications, Inc.[a]	$289,248
88,200	Alcatel-Lucent ADR[a]	220,500
63,600	Motorola, Inc.	351,708
10,900	Polycom, Inc.[a]	203,176
16,900	QUALCOMM, Inc.	715,208
5,500	Research in Motion, Ltd.[a]	382,250

	Total Communications Equipment	2,162,090

Computers & Peripherals (14.4%)
7,000	Apple, Inc.[a]	880,810
103,000	EMC Corporation[a]	1,290,590
5,500	International Business Machines Corporation	567,655
13,700	Western Digital Corporation[a]	322,224

	Total Computers & Peripherals	3,061,279

Consumer Discretionary (2.3%)
6,000	Amazon.com, Inc.[a]	483,120

	Total Consumer Discretionary	483,120

Electronic Equipment, Instruments & Components (3.0%)
254,000	China High Speed Transmission
	Equipment Group Company, Ltd.	453,789
25,700	Comverge, Inc.[a,b]	197,119

	Total Electronic Equipment, Instruments & Components	650,908

Financials (2.5%)
12,500	First Trust Global Wind Energy ETF	158,125
15,600	HCC Insurance Holdings, Inc.	373,152

	Total Financials	531,277

Health Care (3.1%)
1,700	Alcon, Inc.	156,417
21,400	BioMarin Pharmaceutical, Inc.[a,b]	275,204
6,300	Novartis AG ADR	238,833

	Total Health Care	670,454

Industrials (7.7%)
13,700	American Superconductor Corporation[a,b]	352,090
20,700	A-Power Energy Generation Systems, Ltd.[a,b]	170,775
1,600	First Solar, Inc.[a,b]	299,664
165,500	Hansen Transmissions International NVa	360,379
32	Japan Wind Development Company, Ltd.	93,356
25,900	Polypore International, Inc.[a]	195,286
7,500	Quanta Services, Inc.[a]	170,475

	Total Industrials	1,642,025

Internet Software & Services (8.6%)
2,300	Google, Inc.[a]	910,731
64,000	Yahoo!, Inc.[a]	914,560

	Total Internet Software & Services	1,825,291

Semiconductors & Semiconductor Equipment (24.6%)
14,000	Altera Corporation	228,340
35,400	Applied Materials, Inc.	432,234
252,300	Atmel Corporation[a]	968,832
63,600	FormFactor, Inc.[a]	1,108,548
17,700	MEMC Electronic Materials, Inc.[a]	286,740
55,100	Micron Technology, Inc.[a]	268,888
53,100	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	561,267
201,200	Teradyne, Inc.[a]	1,195,128
9,900	Texas Instruments, Inc.	178,794

	Total Semiconductors & Semiconductor Equipment	5,228,771

Software (16.3%)
38,300	Activision Blizzard, Inc.[a]	412,491
25,800	Check Point Software Technologies, Ltd.[a]	597,786
79,700	Compuware Corporation[a]	596,156
22,000	Microsoft Corporation	445,720
19,300	Nuance Communications, Inc.[a]	257,655
32,200	Synopsys, Inc.[a]	701,316
18,000	VMware, Inc.[a,b]	469,440

	Total Software	3,480,564

	Total Common Stock (cost $21,881,160)	19,735,779

Shares	Collateral Held for Securities Loaned (6.9%)	Value
1,460,963	Thrivent Financial Securities Lending Trust	1,460,963

	Total Collateral Held for Securities Loaned (cost $1,460,963)	1,460,963

Shares	Short-Term Investments (6.9%)	Value
1,459,995	Thrivent Money Market Fund	1,459,995

	Total Short-Term Investments (at amortized cost)	1,459,995

	Total Investments (cost $24,802,118) 106.5%	$22,656,737

	Other Assets and Liabilities, Net (6.5%)	(1,380,628)

	Total Net Assets 100.0%	$21,276,109

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Technology Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	- Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,612,276
Gross unrealized depreciation	(3,757,657)

Net unrealized appreciation (depreciation)	($2,145,381)

Cost for federal income tax purposes	$24,802,118

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Technology Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$21,749,213	$–
Level 2	907,524	–
Level 3	–	–

Totals (Level 1,2,3)	$22,656,737	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Technology Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$1,613,891	$6,457,713	$6,611,609	1,459,995	$1,459,995	$7,303
Thrivent Financial Securities Lending Trust	1,705,385	8,646,455	8,890,877	1,460,963	1,460,963	13,758
Total Value and Income Earned	3,319,276				2,920,958	21,061

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (90.2%)	Value
Consumer Discretionary (15.3%)
31,390	Aeropostale, Inc.[a]	$1,066,318
15,765	Buckle, Inc.	589,138
15,300	Capella Education Company[a]	786,114
30,160	Centex Corporation	329,950
30,720	Collective Brands, Inc.[a]	446,054
19,870	D.R. Horton, Inc.	259,304
11,750	Deckers Outdoor Corporation[a]	664,110
30,860	Interactive Data Corporation	693,733
28,110	J. Crew Group, Inc.[a,b]	483,773
27,870	Life Time Fitness, Inc.[a,b]	522,841
37,340	Orient Express Hotels, Ltd.[c]	241,590
19,080	Ryland Group, Inc.	395,147
39,510	Scientific Games Corporation[a]	691,030
59,560	Texas Roadhouse, Inc.[a]	677,793
28,100	True Religion Apparel, Inc.[a,b]	442,856
15,230	Warnaco Group, Inc.[a]	439,233
108,740	Wendy’s/Arby’s Group, Inc.	543,700
42,420	WMS Industries, Inc.[a]	1,362,106

	Total Consumer Discretionary	10,634,790

Consumer Staples (2.6%)
6,560	Chattem, Inc.[a]	360,210
13,610	Green Mountain Coffee Roasters, Inc.[a,b]	984,139
19,540	United Natural Foods, Inc.[a]	445,121

	Total Consumer Staples	1,789,470

Energy (5.4%)
25,830	Arena Resources, Inc.[a]	740,546
16,520	Bill Barrett Corporation[a]	429,190
19,980	Concho Resources, Inc.[a]	547,852
12,370	Core Laboratories NVb	1,029,555
13,770	Goodrich Petroleum Corporation[a,b]	315,746
62,570	Key Energy Services, Inc.[a]	274,682
28,210	Massey Energy Company[b]	448,821

	Total Energy	3,786,392

Financials (4.7%)
13,700	Bank of the Ozarks, Inc.	340,171
12,610	Eaton Vance Corporation	345,136
23,280	E-House China Holdings, Ltd. ADR[a]	288,439
8,770	Greenhill & Company, Inc.[b]	679,938
13,730	ProAssurance Corporation[a]	603,296
11,880	Stifel Financial Corporation[a]	584,853
12,070	Tanger Factory Outlet Centers, Inc.[b]	402,172

	Total Financials	3,244,005

Health Care (20.5%)
26,400	Acorda Therapeutics, Inc.[a]	523,512
25,380	Alexion Pharmaceuticals, Inc.[a]	848,200
25,460	AMERIGROUP Corporation[a]	760,490
21,430	Auxilium Pharmaceuticals, Inc.[a]	490,747
6,350	CardioNet, Inc.[a]	131,762
14,610	Cooper Companies, Inc.	420,037
11,690	Cougar Biotechnology, Inc.[a,b]	408,215
17,990	Haemonetics Corporation[a]	928,824
34,030	Immucor, Inc.[a]	554,349
13,000	Masimo Corporation[a]	375,700
22,230	MedAssets, Inc.[a]	383,245
21,300	Myriad Genetics, Inc.[a]	826,227
24,920	NuVasive, Inc.[a,b]	944,468
18,160	Onyx Pharmaceuticals, Inc.[a]	470,344
18,050	OSI Pharmaceuticals, Inc.[a,b]	605,938
18,420	Owens & Minor, Inc.	638,806
39,880	PAREXEL International Corporation[a]	395,211
17,710	Perrigo Company	459,043
42,530	Psychiatric Solutions, Inc.[a]	824,657
33,610	Thoratec Corporation[a]	976,707
10,610	United Therapeutics Corporation[a]	666,414
23,640	West Pharmaceutical Services, Inc.[b]	771,846
46,260	Wright Medical Group, Inc.[a]	636,075
17,650	Xenoport, Inc.[a]	241,275

	Total Health Care	14,282,092

Industrials (6.1%)
8,340	Copa Holdings SA	255,621
12,710	ESCO Technologies, Inc.[a]	528,482
17,570	Genesee & Wyoming, Inc.[a]	527,100
68,940	Kforce, Inc.[a]	752,135
48,170	Mobile Mini, Inc.[a,b]	659,929
19,640	Tetra Tech, Inc.[a]	482,359
47,150	UAL Corporation[a,b]	231,978
12,640	Watsco, Inc.[b]	542,888
33,800	Yingli Green Energy Holding Company, Ltd. ADR[a,b]	235,924

	Total Industrials	4,216,416

Information Technology (28.5%)
32,520	3PAR, Inc.[a]	249,103
50,020	Ariba, Inc.[a]	480,692
20,110	AsiaInfo Holdings, Inc.[a]	336,843
58,130	Atheros Communications, Inc.[a]	1,000,999
31,960	Comscore, Inc.[a]	407,810
23,800	CyberSource Corporation[a]	347,718
14,200	Cymer, Inc.[a]	403,422
7,480	Digital River, Inc.[a]	287,382
32,950	Diodes, Inc.[a]	490,296
24,020	F5 Networks, Inc.[a]	655,025
127,600	Fairchild Semiconductor International, Inc.[a]	786,016
35,030	GSI Commerce, Inc.[a]	497,776
20,650	Mercadolibre, Inc.[a]	564,364
27,810	Net 1 UEPS Technology, Inc.[a]	458,865
22,720	Netlogic Microsystems, Inc.[a,b]	740,445
61,050	Novellus Systems, Inc.[a]	1,102,563
60,400	Omniture, Inc.[a,b]	744,128
57,950	Palm, Inc.[a,b]	607,896
44,660	Plexus Corporation[a]	989,219
139,420	PMC-Sierra, Inc.[a]	1,104,206
7,320	Quality Systems, Inc.[b]	392,498
17,570	Riverbed Technology, Inc.[a]	321,882
3,410	Rosetta Stone, Inc.[a]	102,130
39,700	Semtech Corporation[a]	572,474
25,380	Sybase, Inc.[a]	861,905
22,070	Synaptics, Inc.[a,b]	716,834
130,660	Teradyne, Inc.[a]	776,120
45,560	TiVo, Inc.[a]	341,700
38,410	Ultratech, Inc.[a]	519,303

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (90.2%)	Value
Information Technology (28.5%) - continued
30,870	Varian Semiconductor Equipment Associates, Inc.[a]	$789,963
53,460	Verigy, Ltd.[a]	588,060
31,650	VistaPrint, Ltd.[a,b]	1,087,178
30,660	Vocus, Inc.[a]	521,220

	Total Information Technology	19,846,035

Materials (4.2%)
21,380	Ashland, Inc.	469,505
7,150	Compass Minerals International, Inc.	344,773
17,620	Greif, Inc.	797,657
8,770	Schnitzer Steel Industries, Inc.[b]	434,641
50,180	Steel Dynamics, Inc.	624,741
43,140	Thompson Creek Metals Company, Inc.[a]	290,764

	Total Materials	2,962,081

Telecommunications Services (1.6%)
18,470	Leap Wireless International, Inc.[a,b]	666,213
15,920	Premiere Global Services, Inc.[a]	167,797
10,080	SBA Communications Corporation[a]	254,016

	Total Telecommunications Services	1,088,026

Utilities (1.3%)
21,260	ITC Holdings Corporation	925,448

	Total Utilities	925,448

	Total Common Stock (cost $62,656,686)	62,774,755

Principal Amount	Long-Term Fixed Income (0.8%)	Value
U.S. Government (0.8%)
	U.S. Treasury Notes
600,000	0.875%, 12/31/2010[d]	600,586

	Total U.S. Government	600,586

	Total Long-Term Fixed Income (cost $600,466)	600,586

Shares	Collateral Held for Securities Loaned (17.6%)	Value
12,254,352	Thrivent Financial Securities Lending Trust	12,254,352

	Total Collateral Held for Securities Loaned (cost $12,254,352)	12,254,352

Shares	Short-Term Investments (9.2%)	Value
6,403,056	Thrivent Money Market Fund	$6,403,056

	Total Short-Term Investments (at amortized cost)	6,403,056

	Total Investments (cost $81,914,560) 117.8%	$82,032,749

	Other Assets and Liabilities, Net (17.8%)	(12,408,902)

	Total Net Assets 100.0%	$69,623,847

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	At April 30, 2009, $600,586 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,261,911
Gross unrealized depreciation	(7,143,722)

Net unrealized appreciation (depreciation)	$118,189

Cost for federal income tax purposes	$81,914,560

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Partner Small Cap Growth Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$81,432,163	$1,235,362
Level 2	600,586	–
Level 3	–	–

Totals (Level 1,2,3)	$82,032,749	$1,235,362

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	116	June 2009	$4,410,358	$5,645,720	$1,235,362
Total Futures Contracts					$1,235,362

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$7,042,556	$22,584,117	$23,223,617	6,403,056	$6,403,056	$34,523
Thrivent Financial Securities Lending Trust	14,040,435	34,629,980	36,416,063	12,254,352	12,254,352	90,765
Total Value and Income Earned	21,082,991				18,657,408	125,288

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (15.1%)
119,500	Aaron’s, Inc.	$4,010,420
36,500	Cavco Industries, Inc.[a]	855,560
40,700	Corinthian Colleges, Inc.[a,b]	626,780
35,400	CSS Industries, Inc.	703,044
54,400	Dixie Group, Inc.[a]	105,536
51,000	Dorman Products, Inc.[a]	545,700
77,000	Drew Industries, Inc.[a,b]	1,099,560
55,500	Fred’s, Inc.	758,130
57,000	Haverty Furniture Companies, Inc.[b]	618,450
28,000	Hooker Furniture Corporation	328,160
51,000	Knology, Inc.[a]	362,100
42,000	M/I Homes, Inc.[b]	641,340
56,000	MarineMax, Inc.[a,b]	254,800
32,200	Matthews International Corporation	1,008,504
66,000	Men’s Wearhouse, Inc.[b]	1,230,240
67,000	Meritage Homes Corporation[a,b]	1,394,270
128,400	Orient Express Hotels, Ltd.[b,c]	830,748
56,500	Pool Corporation[b]	1,009,090
14,175	Saga Communications, Inc.[a]	131,969
117,000	Shiloh Industries, Inc.[a]	292,500
48,000	Stanley Furniture Company, Inc.	492,480
61,500	Steak n Shake Company[a,b]	710,940
115,000	Stein Mart, Inc.[a]	502,550
38,500	Steven Madden, Ltd.[a]	1,132,670
87,000	Winnebago Industries, Inc.[b]	766,470

	Total Consumer Discretionary	20,412,011

Consumer Staples (2.0%)
212,000	Alliance One International, Inc.[a]	795,000
36,500	Casey’s General Stores, Inc.	971,265
33,300	Nash Finch Company[b]	975,357

	Total Consumer Staples	2,741,622

Energy (4.3%)
11,000	Atwood Oceanics, Inc.[a]	245,520
36,400	Carbo Ceramics, Inc.[b]	1,117,844
62,500	Hercules Offshore, Inc.[a]	200,000
157,000	Mariner Energy, Inc.[a]	1,786,660
138,000	NGAS Resources, Inc.[a,b]	255,300
7,200	Overseas Shipholding Group, Inc.	206,712
60,000	Whiting Petroleum Corporation[a]	1,965,600

	Total Energy	5,777,636

Financials (17.0%)
160,000	Ares Capital Corporation[b]	939,200
110,000	Cedar Shopping Centers, Inc.	394,900
103,000	East West Bancorp, Inc.[b]	703,490
31,000	Employers Holdings, Inc.	258,540
98,000	First Opportunity Fund, Inc.	477,260
72,500	Glacier Bancorp, Inc.[b]	1,110,700
57,500	Gladstone Capital Corporation	385,825
54,700	Hatteras Financial Corporation[b]	1,316,629
103,000	Hercules Technology Growth Capital, Inc.[b]	619,030
30,600	Home Bancshares, Inc.[b]	674,730
16,400	iShares Russell 2000 Value Fund	746,528
48,000	JMP Group, Inc.	258,720
25,500	Kilroy Realty Corporation	549,270
95,000	Kite Realty Group Trust	332,500
57,000	LaSalle Hotel Properties[b]	681,720
3,000	Markel Corporation[a]	861,000
76,000	Max Re Capital, Ltd.	1,257,800
76,000	Meadowbrook Insurance Group, Inc.	452,200
49,000	National Interstate Corporation[b]	791,350
29,900	Parkway Properties, Inc.	414,713
132,000	PennantPark Investment Corporation	724,680
29,000	Piper Jaffray Companies[a]	1,005,430
49,500	Potlatch Corporation	1,455,795
60,200	ProAssurance Corporation[a]	2,645,188
53,300	Redwood Trust, Inc.	867,191
47,500	Sandy Spring Bancorp, Inc.[b]	771,875
43,000	Seabright Insurance Holdings[a]	399,040
54,900	Strategic Hotel Capital, Inc.	46,116
54,000	SVB Financial Group[a,b]	1,121,040
41,500	Wintrust Financial Corporation	705,500

	Total Financials	22,967,960

Health Care (6.0%)
21,200	Analogic Corporation	771,680
34,000	Angiodynamics, Inc.[a]	430,780
5,800	Atrion Corporation	519,448
340,000	Lexicon Pharmaceuticals, Inc.[a,b]	374,000
56,000	Momenta Pharmaceuticals, Inc.[a,b]	627,200
28,000	National Healthcare Corporation[b]	1,111,600
64,000	Owens & Minor, Inc.	2,219,520
56,000	Triple-S Management Corporation[a]	717,920
40,800	West Pharmaceutical Services, Inc.[b]	1,332,120

	Total Health Care	8,104,268

Industrials (25.8%)
22,700	A.O. Smith Corporation	705,743
92,000	Accuride Corporation[a]	34,040
66,500	Alaska Air Group, Inc.[a]	1,115,870
23,500	Ameron International Corporation	1,390,495
44,000	Applied Industrial Technologies, Inc.	990,000
27,500	Astec Industries, Inc.[a]	847,550
117,000	Beacon Roofing Supply, Inc.[a,b]	1,860,300
45,000	Belden, Inc.	725,400
55,500	C&D Technologies, Inc.[a,b]	121,545
26,000	Cascade Corporation[b]	628,420
38,000	Circor International, Inc.	977,740
76,000	Comfort Systems USA, Inc.	820,040
31,000	Courier Corporation	486,080
32,000	Dollar Thrifty Automotive Group, Inc.[a,b]	120,320
13,000	Franklin Electric Company, Inc.[b]	307,970
16,300	FTI Consulting, Inc.[a,b]	894,544
48,000	G & K Services, Inc.	1,198,560
48,500	Genesee & Wyoming, Inc.[a]	1,455,000
67,000	Gibraltar Industries, Inc.	448,900
39,000	Greenbrier Companies, Inc.[b]	331,890
51,000	Hub Group, Inc.[a]	1,173,000
48,000	IDEX Corporation	1,212,000
67,000	Insituform Technologies, Inc.[a,b]	1,027,110
41,000	Kaman Corporation	693,310

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.2%)	Value
Industrials (25.8%) - continued
158,000	Kforce, Inc.[a]	$1,723,780
59,400	Kirby Corporation[a]	1,833,084
330,000	Kratos Defense & Security Solutions, Inc.[a]	260,700
76,500	McGrath Rentcorp	1,617,210
168,000	MPS Group, Inc.[a]	1,350,720
49,000	Navigant Consulting, Inc.[a]	720,790
43,000	Nordson Corporation[b]	1,560,040
21,000	School Specialty, Inc.[a]	394,170
63,000	Sterling Construction Company, Inc.[a]	1,182,510
41,000	Universal Forest Products, Inc.	1,375,960
122,000	Vitran Corporation, Inc.[a]	829,600
42,000	Waste Connections, Inc.[a]	1,082,760
64,500	Woodward Governor Company	1,287,420

	Total Industrials	34,784,571

Information Technology (11.8%)
83,000	Acme Packet, Inc.[a]	639,930
105,000	Advanced Energy Industries, Inc.[a,b]	885,150
100,000	Ariba, Inc.[a,b]	961,000
30,500	ATMI, Inc.[a]	481,595
83,000	Brooks Automation, Inc.[a]	516,260
23,100	Cabot Microelectronics Corporation[a]	665,511
54,800	Catapult Communications Corporation[a]	404,972
43,000	Cymer, Inc.[a]	1,221,630
84,100	Electro Rent Corporation	804,837
16,000	FormFactor, Inc.[a]	278,880
123,000	GSI Group, Inc.[a]	138,990
36,000	Littelfuse, Inc.[a]	590,040
63,000	Methode Electronics, Inc.	379,260
64,000	Palm, Inc.[a,b]	671,360
73,400	Progress Software Corporation[a]	1,555,346
625,000	Safeguard Scientifics, Inc.[a]	568,750
254,700	Sonus Networks, Inc.[a]	440,631
54,000	SPSS, Inc.[a]	1,668,600
25,200	Standard Microsystems Corporation[a]	399,672
67,500	StarTek, Inc.[a]	278,100
76,000	Symyx Technologies, Inc.[a]	367,840
56,000	Synnex Corporation[a]	1,205,680
70,000	Vignette Corporation[a]	578,200
42,000	Xyratex, Ltd.[a]	140,700
342,500	Zarlink Semiconductor, Inc.[a,b]	90,762

	Total Information Technology	15,933,696

Materials (9.9%)
35,000	Airgas, Inc.	1,509,200
54,500	AMCOL International Corporation[b]	1,056,210
81,000	American Vanguard Corporation[b]	1,035,990
65,700	AptarGroup, Inc.	2,038,671
50,500	Arch Chemicals, Inc.	1,221,090
49,000	Carpenter Technology Corporation	1,012,830
26,400	Clearwater Paper Corporation[a]	401,808
11,200	Deltic Timber Corporation	471,968
11,900	Franco-Nevada Corporation	253,198
47,300	Innospec, Inc.	371,778
194,000	International Royalty Corporation	475,300
20,700	Minerals Technologies, Inc.	769,833
119,000	Myers Industries, Inc.	1,193,570
22,000	Sims Metal Management, Ltd. ADR	318,120
138,000	Wausau Paper Corporation	1,204,740

	Total Materials	13,334,306

Telecommunications Services (0.7%)
86,500	Premiere Global Services, Inc.[a]	911,710

	Total Telecommunications Services	911,710

Utilities (4.6%)
61,500	Black Hills Corporation	1,222,620
87,200	Cleco Corporation[b]	1,839,048
52,800	El Paso Electric Company[a]	728,640
34,600	Empire District Electric Company[b]	517,962
54,000	Southwest Gas Corporation	1,091,340
39,500	Vectren Corporation	875,715

	Total Utilities	6,275,325

	Total Common Stock (cost $169,192,788)	131,243,105

Shares	Preferred Stock (0.6%)	Value
Financials (0.2%)
632	East West Bancorp, Inc.	282,820

	Total Financials	282,820

Health Care (0.4%)
40,000	National Healthcare Corporation, Convertible	464,400

	Total Health Care	464,400

	Total Preferred Stock (cost $1,165,578)	747,220

Shares	Collateral Held for Securities Loaned (20.7%)	Value
27,947,220	Thrivent Financial Securities Lending Trust	27,947,220

	Total Collateral Held for Securities Loaned (cost $27,947,220)	27,947,220

Shares	Short-Term Investments (2.1%)	Value
2,772,096	Thrivent Money Market Fund	2,772,096

	Total Short-Term Investments (at amortized cost)	2,772,096

	Total Investments (cost $201,077,682) 120.6%	$162,709,641

	Other Assets and Liabilities, Net (20.6%)	(27,750,471)

	Total Net Assets 100.0%	$134,959,170

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Fund

Schedule of Investments as of April 30, 2009

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,691,571
Gross unrealized depreciation	(48,059,612)

Net unrealized appreciation (depreciation)	($38,368,041)

Cost for federal income tax purposes	$201,077,682

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Partner Small Cap Value Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$162,426,821	$–
Level 2	282,820	–
Level 3	–	–

Totals (Level 1,2,3)	$162,709,641	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$5,100,015	$17,081,038	$19,408,957	2,772,096	$2,772,096	$26,326
Thrivent Financial Securities Lending Trust	31,225,748	66,944,637	70,223,165	27,947,220	27,947,220	104,591
Total Value and Income Earned	36,325,763				30,719,316	130,917

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.5%)	Value
Consumer Discretionary (17.9%)
15,600	Aaron’s, Inc.	$523,536
12,700	Advance Auto Parts, Inc.	555,625
49,200	Aeropostale, Inc.[a]	1,671,324
95,900	American Casinos, Inc.	1,967,868
54,200	Autoliv, Inc.	1,337,114
41,700	BJ’s Restaurants, Inc.[a]	687,633
46,100	BorgWarner, Inc.[b]	1,334,595
74,900	Bridgepoint Education, Inc.[a]	812,665
34,400	Buckle, Inc.[b]	1,285,528
21,400	Career Education Corporation[a]	471,656
72,900	Carter’s, Inc.[a]	1,558,602
55,200	CEC Entertainment, Inc.[a]	1,681,392
196,200	Chico’s FAS, Inc.[a]	1,498,968
33,000	Children’s Place Retail Stores, Inc.[a]	938,520
76,400	D.R. Horton, Inc.	997,020
61,600	Discovery Communications, Inc., Class Aa	1,169,784
55,800	Dolan Media Company[a]	664,578
10,100	Dollar Tree, Inc.[a]	427,634
168,300	Domino’s Pizza, Inc.[a]	1,588,752
35,500	Einstein Noah Restaurant Group, Inc.[a]	383,045
81,400	Fossil, Inc.[a]	1,641,024
91,100	Fred’s, Inc.	1,244,426
108,800	Gentex Corporation	1,454,656
89,600	Goodyear Tire & Rubber Company[a]	984,704
51,600	Guess ?, Inc.	1,343,664
48,000	hhgregg, Inc.[a]	796,800
84,300	Hot Topic, Inc.[a,b]	1,031,832
54,300	Interactive Data Corporation	1,220,664
64,800	Jack in the Box, Inc.[a]	1,593,432
13,800	Joseph A. Bank Clothiers, Inc.[a,b]	558,072
64,100	KB Home[b]	1,158,287
90,400	LKQ Corporation[a]	1,534,992
19,500	Monro Muffler Brake, Inc.	486,915
24,000	Netflix, Inc.[a,b]	1,087,440
26,800	Panera Bread Company[a,b]	1,501,068
45,200	Penn National Gaming, Inc.[a]	1,537,704
12,200	Priceline.com, Inc.[a,b]	1,184,498
43,600	Red Robin Gourmet Burgers, Inc.[a]	1,070,380
84,400	Rent-A-Center, Inc.[a]	1,624,700
17,500	Ross Stores, Inc.	663,950
99,800	Shutterfly, Inc.[a]	1,278,438
43,200	Starwood Hotels & Resorts Worldwide, Inc.	901,152
99,000	Texas Roadhouse, Inc.[a]	1,126,620
27,900	Thor Industries, Inc.	641,421
31,200	Toll Brothers, Inc.[a]	632,112
39,200	Vail Resorts, Inc.[a,b]	1,144,640
39,500	Warnaco Group, Inc.[a]	1,139,180
37,300	WMS Industries, Inc.[a]	1,197,703

	Total Consumer Discretionary	53,336,313

Consumer Staples (1.6%)
19,700	American Italian Pasta Company[a,b]	619,368
47,934	Calavo Growers, Inc.	681,142
32,400	Pantry, Inc.[a]	765,288
34,300	Sanderson Farms, Inc.	1,368,570
48,500	TreeHouse Foods, Inc.[a]	1,289,615

	Total Consumer Staples	4,723,983

Energy (7.1%)
41,500	Cabot Oil & Gas Corporation	1,252,885
17,100	Core Laboratories NVb	1,423,233
72,600	Denbury Resources, Inc.[a]	1,181,928
33,800	Dresser-Rand Group, Inc.[a]	832,494
70,500	Frontier Oil Corporation	896,055
243,800	Global Industries, Ltd.[a,b]	1,577,386
28,700	Helmerich & Payne, Inc.[b]	884,534
48,500	InterOil Corporation[a,b]	1,566,065
29,700	Oceaneering International, Inc.[a]	1,353,429
43,300	Oil States International, Inc.[a]	818,370
106,200	Patterson-UTI Energy, Inc.	1,349,802
76,562	Petrohawk Energy Corporation[a]	1,806,863
32,400	Range Resources Corporation	1,295,028
48,700	T-3 Energy Services, Inc.[a]	654,041
105,200	Tesco Corporation[a]	1,057,260
57,000	Union Drilling, Inc.[a]	341,430
76,000	Western Refining, Inc.[a,b]	956,840
49,600	Willbros Group, Inc.[a]	568,416
33,600	World Fuel Services Corporation[b]	1,281,168

	Total Energy	21,097,227

Financials (16.8%)
31,000	Affiliated Managers Group, Inc.[a]	1,762,350
59,700	Aspen Insurance Holdings, Ltd.	1,407,726
51,600	BancorpSouth, Inc.	1,199,700
35,200	Bank of the Ozarks, Inc.[b]	874,016
23,200	Commerce Bancshares, Inc.	767,920
27,600	Corporate Office Properties Trust	843,456
30,500	Cullen/Frost Bankers, Inc.	1,436,245
95,400	Duke Realty Corporation	932,058
159,500	DuPont Fabros Technology, Inc.	1,354,155
36,600	East West Bancorp, Inc.	249,978
68,200	eHealth, Inc.[a]	1,308,758
51,700	Evercore Partners, Inc.	976,096
85,300	First Mercury Financial Corporation[a]	1,127,666
87,500	First Niagara Financial Group, Inc.	1,184,750
72,000	Glacier Bancorp, Inc.[b]	1,103,040
14,700	Greenhill & Company, Inc.[b]	1,139,691
63,900	HCC Insurance Holdings, Inc.	1,528,488
77,500	Hilltop Holdings, Inc.[a]	878,075
40,000	Home Bancshares, Inc.[b]	882,000
79,200	Host Marriott Corporation	609,048
23,600	IBERIABANK Corporation	1,078,048
41,900	Investment Technology Group, Inc.[a]	954,482
63,800	Investors Real Estate Trust	590,150
36,300	IPC Holdings, Ltd.	945,252
41,600	iShares Russell Microcap Index Fund[b]	1,273,792
52,400	Kimco Realty Corporation	629,848
65,400	Knight Capital Group, Inc.[a]	1,013,046
33,900	LaSalle Hotel Properties	405,444
94,700	MFA Mortgage Investments, Inc.	557,783
75,400	National Retail Properties, Inc.[b]	1,337,596
50,000	NewAlliance Bancshares, Inc.	645,500
61,400	Ocwen Financial Corporation[a]	682,768

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.5%)	Value
Financials (16.8%) - continued
23,300	Platinum Underwriters Holdings, Ltd.	$670,341
41,400	Potlatch Corporation	1,217,574
88,100	ProLogis Trust	802,591
47,000	Prosperity Bancshares, Inc.[b]	1,305,190
77,200	Redwood Trust, Inc.	1,256,044
16,300	Regency Centers Corporation	610,435
14,700	RenaissanceRe Holdings, Ltd.	715,302
72,700	Senior Housing Property Trust	1,191,553
43,300	Signature Bank[a]	1,177,327
173,800	Sterling Bancshares, Inc.	1,155,770
21,850	Stifel Financial Corporation[a,b]	1,075,676
103,000	Sunstone Hotel Investors, Inc.[b]	544,870
52,300	Tower Group, Inc.	1,422,037
24,600	UMB Financial Corporation	1,125,942
41,200	Validus Holdings, Ltd.	922,880
20,900	Ventas, Inc.	598,576
71,800	Waddell & Reed Financial, Inc.	1,609,038
16,500	Weingarten Realty Investors[b]	256,410
71,200	Westfield Financial, Inc.	665,008

	Total Financials	50,001,489

Health Care (6.7%)
21,600	Alexion Pharmaceuticals, Inc.[a]	721,872
104,600	American Medical Systems Holdings, Inc.[a]	1,293,902
40,700	AMERIGROUP Corporation[a]	1,215,709
18,900	Beckman Coulter, Inc.	993,384
29,700	BioMarin Pharmaceutical, Inc.[a,b]	381,942
34,900	Centene Corporation[a]	641,113
24,100	Cerner Corporation[a,b]	1,296,580
24,300	Chemed Corporation	1,028,619
30,600	Cooper Companies, Inc.	879,750
133,400	ev3, Inc.[a]	1,115,224
82,500	Hologic, Inc.[a]	1,225,950
28,800	Illumina, Inc.[a]	1,075,680
58,000	IPC The Hospitalist Company, Inc.[a]	1,063,140
32,200	Life Technologies Corporation[a]	1,201,060
22,150	Masimo Corporation[a]	640,135
26,800	MedAssets, Inc.[a]	462,032
33,700	Myriad Genetics, Inc.[a,b]	1,307,223
5,500	NuVasive, Inc.[a,b]	208,450
17,800	Perrigo Company	461,376
4,700	United Therapeutics Corporation[a,b]	295,207
45,300	Vnus Medical Technologies, Inc.[a]	1,003,395
41,100	Watson Pharmaceuticals, Inc.[a]	1,271,634
12,600	Wright Medical Group, Inc.[a]	173,250

	Total Health Care	19,956,627

Industrials (17.1%)
62,300	AAON, Inc.[b]	1,213,604
26,000	Aecom Technology Corporation[a]	668,980
214,000	AirTran Holdings, Inc.[a,b]	1,487,300
108,700	BE Aerospace, Inc.[a]	1,172,873
79,800	Beacon Roofing Supply, Inc.[a]	1,268,820
1,700	Chart Industries, Inc.[a]	23,511
92,500	Chicago Bridge and Iron Company	989,750
87,100	Comfort Systems USA, Inc.	939,809
22,500	Copa Holdings SA	689,625
39,400	Cubic Corporation	1,131,174
45,700	Duff & Phelps Corporation[a]	861,902
28,000	EMCOR Group, Inc.[a]	582,120
98,400	Energy Solutions, Inc.	954,480
71,700	EnerSys[a]	1,222,485
20,100	Flowserve Corporation	1,364,790
23,600	FTI Consulting, Inc.[a,b]	1,295,168
55,600	Gardner Denver, Inc.[a]	1,480,072
48,000	Genco Shipping & Trading, Ltd.[b]	916,800
57,600	General Cable Corporation[a,b]	1,563,264
18,300	Genesee & Wyoming, Inc.[a]	549,000
21,700	Granite Construction, Inc.[b]	856,065
64,000	Griffon Corporation[a]	554,880
36,100	Heartland Express, Inc.	539,695
64,800	IDEX Corporation	1,636,200
29,200	Kirby Corporation[a]	901,112
86,700	Knight Transportation, Inc.	1,532,856
42,900	Landstar System, Inc.	1,527,669
14,000	Lennox International, Inc.	446,460
199,500	Manitowoc Company, Inc.	1,187,025
90,700	MasTec, Inc.[a]	1,134,657
32,400	Middleby Corporation[a,b]	1,418,148
85,400	Monster Worldwide, Inc.[a]	1,178,520
31,700	Navistar International Corporation[a]	1,198,260
117,700	Oshkosh Corporation	1,129,920
18,500	Parker-Hannifin Corporation	838,975
35,500	Quanta Services, Inc.[a]	806,915
33,500	Regal-Beloit Corporation	1,361,105
50,900	Resources Global Professionals[a]	995,095
34,600	Robert Half International, Inc.[b]	831,092
27,600	Roper Industries, Inc.	1,258,284
49,900	Shaw Group, Inc.[a]	1,673,147
21,800	SPX Corporation	1,006,506
58,200	Sterling Construction Company, Inc.[a]	1,092,414
46,600	Sykes Enterprises, Inc.[a]	916,156
31,000	URS Corporation[a]	1,365,860
29,300	Watsco, Inc.[b]	1,258,435
29,900	Watson Wyatt Worldwide, Inc.	1,586,195
35,800	Werner Enterprises, Inc.	585,330

	Total Industrials	51,192,503

Information Technology (23.6%)
125,300	3Com Corporation[a]	507,465
152,900	ADC Telecommunications, Inc.[a]	1,125,344
52,000	ADTRAN, Inc.	1,099,800
61,100	Akamai Technologies, Inc.[a]	1,345,422
63,100	Anaren Microware, Inc.[a]	820,931
103,200	Arris Group, Inc.[a]	1,101,144
56,700	Arrow Electronics, Inc.[a]	1,289,358
47,700	AsiaInfo Holdings, Inc.[a]	798,975
313,600	Atmel Corporation[a]	1,204,224
45,400	Avnet, Inc.[a]	993,806
71,300	Benchmark Electronics, Inc.[a]	864,869
144,584	BigBand Networks, Inc.[a]	847,262
31,000	BMC Software, Inc.[a]	1,074,770
137,700	CIENA Corporation[a,b]	1,645,515
90,900	Cogent, Inc.[a]	1,030,806
161,700	Compuware Corporation[a]	1,209,516
140,800	Comtech Group, Inc.[a]	1,151,744
71,400	CyberSource Corporation[a]	1,043,154
37,400	Data Domain, Inc.[a,b]	620,092
31,100	Dolby Laboratories, Inc.[a]	1,248,043

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.5%)	Value
Information Technology (23.6%) - continued
53,200	DTS, Inc.[a,b]	$1,417,780
94,700	EarthLink, Inc.[a]	717,826
114,000	Emulex Corporation[a]	1,193,580
61,100	EPIQ Systems, Inc.[a]	945,217
54,100	F5 Networks, Inc.[a]	1,475,307
52,800	Fidelity National Information Services, Inc.[b]	942,480
66,800	FormFactor, Inc.[a]	1,164,324
33,500	Hittite Microwave Corporation[a]	1,244,860
93,200	Intersil Corporation	1,081,120
48,800	Ixia[a]	281,088
24,800	J2 Global Communication, Inc.[a]	594,952
44,900	Lam Research Corporation[a]	1,251,812
181,400	Limelight Networks, Inc.[a]	888,860
45,000	Loral Space & Communications, Inc.[a]	1,050,750
52,300	Macrovision Solutions Corporation[a]	1,057,506
106,100	Marvell Technology Group, Ltd.[a]	1,164,978
112,600	Mellanox Technologies, Ltd.[a]	1,148,520
39,900	Mercadolibre, Inc.[a,b]	1,090,467
56,400	MICROS Systems, Inc.[a]	1,183,272
260,900	MIPS Technologies, Inc.[a]	866,188
40,500	MKS Instruments, Inc.[a]	633,825
63,800	Monolithic Power Systems, Inc.[a]	1,180,300
12,300	NCI, Inc.[a]	299,628
78,200	Netezza Corporation[a]	632,638
35,700	Netlogic Microsystems, Inc.[a,b]	1,163,463
42,000	Neutral Tandem, Inc.[a]	1,201,200
108,600	Nuance Communications, Inc.[a]	1,449,810
81,000	Omniture, Inc.[a]	997,920
265,800	ON Semiconductor Corporation[a]	1,440,636
78,300	Perot Systems Corporation[a]	1,100,898
175,100	PMC-Sierra, Inc.[a]	1,386,792
42,100	Polycom, Inc.[a]	784,744
83,400	QLogic Corporation[a]	1,182,612
16,600	Quality Systems, Inc.[b]	890,092
138,300	Skyworks Solutions, Inc.[a]	1,222,572
46,500	Solera Holdings, Inc.[a]	1,061,130
54,500	Sybase, Inc.[a]	1,850,820
77,700	Synnex Corporation[a]	1,672,881
56,700	Synopsys, Inc.[a]	1,234,926
75,500	TeleCommunication Systems, Inc.[a]	740,655
265,000	Tellabs, Inc.[a]	1,388,600
224,500	Teradyne, Inc.[a]	1,333,530
211,000	TIBCO Software, Inc.[a]	1,333,520
62,800	Varian Semiconductor Equipment Associates, Inc.[a]	1,607,052
97,200	Zoran Corporation[a]	868,968

	Total Information Technology	70,442,339

Materials (5.4%)
13,200	Airgas, Inc.	569,184
44,800	Albemarle Corporation	1,201,536
13,700	CF Industries Holdings, Inc.	987,085
61,100	Commercial Metals Company	909,168
50,400	Eagle Materials, Inc.[b]	1,401,120
27,900	FMC Corporation	1,359,567
7,500	Greif, Inc.	339,525
163,500	Horsehead Holding Corporation[a]	1,167,390
42,675	Pan American Silver Corporation[a]	703,284
24,600	Reliance Steel & Aluminum Company	866,658
107,800	Rockwood Holdings, Inc.[a]	1,325,940
30,100	RTI International Metals, Inc.[a]	391,601
6,300	Schnitzer Steel Industries, Inc.	312,228
44,600	Scotts Miracle-Gro Company	1,506,143
24,700	Silgan Holdings, Inc.	1,148,303
50,100	Steel Dynamics, Inc.	623,745
46,500	Terra Industries, Inc.	1,232,250

	Total Materials	16,044,727

Telecommunications Services (0.4%)
109,600	Premiere Global Services, Inc.[a]	1,155,184

	Total Telecommunications Services	1,155,184

Utilities (0.9%)
37,500	Aqua America, Inc.[b]	688,125
88,800	CMS Energy Corporation[b]	1,067,376
27,900	Energen Corporation	1,007,748

	Total Utilities	2,763,249

	Total Common Stock (cost $253,986,631)	290,713,641

Principal Amount	Long-Term Fixed Income (0.2%)	Value
U.S. Government (0.2%)
	U.S. Treasury Notes
600,000	0.875%, 12/31/2010	600,586

	Total U.S. Government	600,586

	Total Long-Term Fixed Income (cost $600,466)	600,586

Shares	Collateral Held for Securities Loaned (16.1%)	Value
48,067,080	Thrivent Financial Securities Lending Trust	48,067,080

	Total Collateral Held for Securities Loaned (cost $48,067,080)	48,067,080

Shares or Principal Amount	Short-Term Investments (0.6%)[c]	Value
	Federal National Mortgage Association Discount Notes
400,000	0.200%, 5/13/2009	399,973
1,494,879	Thrivent Money Market Fund	1,494,879

	Total Short-Term Investments (at amortized cost)	1,894,852

	Total Investments (cost $304,549,029) 114.4%	$341,276,159

	Other Assets and Liabilities, Net (14.4%)	(42,999,118)

	Total Net Assets 100.0%	$298,277,041

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$41,133,813
Gross unrealized depreciation	(4,406,683)

Net unrealized appreciation (depreciation)	$36,727,130

Cost for federal income tax purposes	$304,549,029

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Small Cap Stock Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$340,275,600	$–
Level 2	1,000,559	–
Level 3	–	–

Totals (Level 1,2,3)	$341,276,159	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$16,013,258	$48,501,072	$63,019,451	1,494,879	$1,494,879	$45,190
Thrivent Financial Securities Lending Trust	54,683,469	138,403,631	145,020,020	48,067,080	48,067,080	317,575
Total Value and Income Earned	70,696,727				49,561,959	362,765

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.4%)	Value
Consumer Discretionary (15.8%)
3,175	Aaron’s, Inc.	$106,553
1,000	American Public Education, Inc.[a]	36,000
1,600	Arbitron, Inc.	33,312
700	Arctic Cat, Inc.	2,800
1,100	Audiovox Corporation[a]	6,116
1,300	Big 5 Sporting Goods Corporation	10,699
900	Blue Nile, Inc.[a,b]	38,304
2,550	Brown Shoe Company, Inc.	16,396
5,300	Brunswick Corporation	31,694
1,450	Buckle, Inc.	54,187
1,100	Buffalo Wild Wings, Inc.[a,b]	42,944
2,400	Cabela’s, Inc.[a]	30,744
1,400	California Pizza Kitchen, Inc.[a]	21,994
800	Capella Education Company[a]	41,104
3,400	Carter’s, Inc.[a]	72,692
1,750	Cato Corporation	33,635
1,350	CEC Entertainment, Inc.[a]	41,121
1,300	Charlotte Russe Holding, Inc.[a]	16,315
1,400	Children’s Place Retail Stores, Inc.[a]	39,816
2,100	Christopher & Banks Corporation	11,676
3,300	CKE Restaurants, Inc.	31,581
1,800	Coinstar, Inc.[a]	64,062
1,300	Cracker Barrel Old Country Store, Inc.[b]	42,393
5,000	Crocs, Inc.[a]	11,250
800	Deckers Outdoor Corporation[a]	45,216
900	DineEquity, Inc.	28,836
2,700	Dress Barn, Inc.[a]	40,878
1,200	Drew Industries, Inc.[a,b]	17,136
1,733	E.W. Scripps Company	3,414
1,700	Ethan Allen Interiors, Inc.	22,865
3,243	Finish Line, Inc.	27,566
2,700	Fossil, Inc.[a]	54,432
2,400	Fred’s, Inc.	32,784
1,200	Genesco, Inc.[a]	27,336
1,400	Group 1 Automotive, Inc.	29,820
1,700	Gymboree Corporation[a]	58,480
1,100	Haverty Furniture Companies, Inc.[b]	11,935
1,800	Helen of Troy, Ltd.[a]	28,710
1,750	Hibbett Sports, Inc.[a]	36,487
3,700	Hillenbrand, Inc.	67,266
2,675	Hot Topic, Inc.[a]	32,742
2,400	HSN, Inc.[a]	16,584
3,500	Iconix Brand Group, Inc.[a]	49,910
2,400	Interval Leisure Group, Inc.[a]	19,224
3,400	Jack in the Box, Inc.[a]	83,606
1,700	JAKKS Pacific, Inc.[a]	21,505
1,510	Jo-Ann Stores, Inc.[a]	27,663
1,050	Joseph A. Bank Clothiers, Inc.[a,b]	42,462
1,600	K-Swiss, Inc.	16,064
700	Landry’s Restaurants, Inc.[a]	6,398
3,100	La-Z-Boy, Inc.[b]	8,246
1,000	Lithia Motors, Inc.	2,920
4,700	Live Nation, Inc.[a]	18,377
5,700	Liz Claiborne, Inc.	27,018
800	M/I Homes, Inc.	12,216
1,100	Maidenform Brands, Inc.[a]	14,025
1,300	Marcus Corporation	16,510
1,100	MarineMax, Inc.[a]	5,005
3,100	Men’s Wearhouse, Inc.[b]	57,784
1,900	Meritage Homes Corporation[a]	39,539
800	Midas, Inc.[a]	8,000
700	Monarch Casino & Resort, Inc.[a]	7,154
1,100	Movado Group, Inc.	10,087
1,400	Multimedia Games, Inc.[a]	2,968
300	National Presto Industries, Inc.	21,378
1,300	Nautilus Group, Inc.[a]	1,300
1,800	NutriSystem, Inc.[b]	24,732
1,300	O’Charley’s, Inc.	9,061
4,600	OfficeMax, Inc.	34,270
800	Oxford Industries, Inc.	7,792
1,400	P.F. Chang’s China Bistro, Inc.[a,b]	42,252
1,300	Papa John’s International, Inc.[a]	34,502
700	Peet’s Coffee & Tea, Inc.[a]	19,096
2,600	Pep Boys - Manny, Moe & Jack	19,240
600	Perry Ellis International, Inc.[a]	4,398
1,400	PetMed Express, Inc.[a]	22,764
3,600	Pinnacle Entertainment, Inc.[a]	44,928
1,900	Polaris Industries, Inc.[b]	63,555
2,875	Pool Corporation[b]	51,348
400	Pre-Paid Legal Services, Inc.[a]	14,732
7,600	Quiksilver, Inc.[a]	12,540
1,000	RC2 Corporation[a]	11,310
900	Red Robin Gourmet Burgers, Inc.[a]	22,095
3,195	Ruby Tuesday, Inc.[a]	24,538
1,000	Russ Berrie and Company, Inc.[a]	1,910
1,200	Ruth’s Hospitality Group, Inc.[a]	4,344
3,175	Shuffle Master, Inc.[a]	12,097
2,000	Skechers USA, Inc.[a]	23,400
400	Skyline Corporation	8,292
1,700	Sonic Automotive, Inc.[b]	8,772
3,675	Sonic Corporation[a]	40,131
2,000	Spartan Motors, Inc.	16,140
2,300	Stage Stores, Inc.	28,175
800	Stamps.com, Inc.[a]	7,488
700	Standard Motor Products, Inc.	2,800
5,600	Standard Pacific Corporation[a]	10,472
1,700	Steak n Shake Company[a]	19,652
1,500	Stein Mart, Inc.[a]	6,555
1,100	Sturm, Ruger & Company, Inc.[a]	13,541
1,400	Superior Industries International, Inc.	21,112
3,000	Texas Roadhouse, Inc.[a]	34,140
2,400	Ticketmaster Entertainment, Inc.[a]	12,624
1,900	Tractor Supply Company[a]	76,722
1,100	True Religion Apparel, Inc.[a,b]	17,336
1,900	Tuesday Morning Corporation[a]	6,479
1,500	Tween Brands, Inc.[a]	4,380
900	UniFirst Corporation	33,561
800	Universal Electronic, Inc.[a]	14,992
1,300	Universal Technical Institute, Inc.[a]	18,512
900	Volcom, Inc.[a,b]	12,141
1,700	Winnebago Industries, Inc.	14,977
3,000	WMS Industries, Inc.[a]	96,330
2,950	Wolverine World Wide, Inc.	61,448
1,900	Zale Corporation[a,b]	7,068
1,200	Zumiez, Inc.[a]	14,472

	Total Consumer Discretionary	3,052,450

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.4%)	Value
Consumer Staples (3.9%)
5,300	Alliance One International, Inc.[a]	$19,875
1,100	Andersons, Inc.	17,677
600	Boston Beer Company, Inc.[a]	15,960
800	Cal-Maine Foods, Inc.	21,176
3,000	Casey’s General Stores, Inc.	79,830
4,200	Central Garden & Pet Company[a]	38,094
1,200	Chattem, Inc.[a]	65,892
4,900	Darling International, Inc.[a]	28,028
1,000	Diamond Foods, Inc.	26,190
1,800	Great Atlantic & Pacific Tea Company, Inc.[a]	13,212
1,100	Green Mountain Coffee Roasters, Inc.[a,b]	79,541
2,400	Hain Celestial Group, Inc.[a]	40,056
800	J & J Snack Foods Corporation	31,008
1,900	Lance, Inc.	44,004
900	Mannatech, Inc.	3,933
800	Nash Finch Company	23,432
1,000	Sanderson Farms, Inc.	39,900
1,300	Spartan Stores, Inc.	21,151
1,900	TreeHouse Foods, Inc.[a]	50,521
2,600	United Natural Foods, Inc.[a]	59,228
1,000	WD-40 Company	27,060

	Total Consumer Staples	745,768

Energy (4.3%)
3,300	Atwood Oceanics, Inc.[a]	73,656
1,400	Basic Energy Services, Inc.[a]	14,280
1,700	Bristow Group, Inc.[a,b]	38,692
1,200	Carbo Ceramics, Inc.	36,852
1,800	Dril-Quip, Inc.[a]	61,884
900	Gulf Island Fabrication, Inc.	11,646
2,500	Holly Corporation	52,400
1,400	Hornbeck Offshore Services, Inc.[a]	32,522
5,400	Input/Output, Inc.[a]	13,500
900	Lufkin Industries, Inc.	31,410
1,500	Matrix Service Company[a]	14,370
1,150	NATCO Group, Inc.[a]	27,669
3,000	Oil States International, Inc.[a]	56,700
2,500	Penn Virginia Corporation	35,175
900	Petroleum Development Corporation[a]	14,589
2,600	PetroQuest Energy, Inc.[a]	7,826
3,000	Pioneer Drilling Company[a]	15,000
1,250	SEACOR Holdings, Inc.[a]	82,150
3,700	St. Mary Land & Exploration Company	66,119
2,100	Stone Energy Corporation[a]	9,051
1,000	Superior Well Services, Inc.[a]	10,700
1,900	Swift Energy Company[a]	20,558
4,500	TETRA Technologies, Inc.[a]	25,740
1,800	World Fuel Services Corporation	68,634

	Total Energy	821,123

Financials (18.3%)
2,292	Acadia Realty Trust	33,234
500	American Physicians Capital, Inc.	20,830
1,100	Amerisafe, Inc.[a]	16,896
2,900	Bank Mutual Corporation	29,783
4,900	BioMed Realty Trust, Inc.	55,909
3,800	Boston Private Financial Holdings, Inc.	17,518
3,500	Brookline Bancorp, Inc.	34,720
1,700	Cascade Bancorp[b]	2,822
1,800	Cash America International, Inc.	40,248
2,700	Cedar Shopping Centers, Inc.	9,693
1,700	Central Pacific Financial Corporation	9,962
2,900	Colonial Properties Trust	20,996
1,100	Columbia Banking System, Inc.	10,890
2,000	Community Bank System, Inc.	32,900
2,800	Delphi Financial Group, Inc.	48,356
6,300	DiamondRock Hospitality Company	40,887
1,550	Dime Community Bancshares	12,927
3,800	East West Bancorp, Inc.	25,954
1,500	EastGroup Properties, Inc.	50,415
1,500	eHealth, Inc.[a]	28,785
2,100	Entertainment Properties Trust	48,531
5,100	Extra Space Storage, Inc.	36,261
1,500	Financial Federal Corporation	36,915
4,600	First BanCorp[b]	25,346
1,500	First Cash Financial Services, Inc.[a]	24,660
4,500	First Commonwealth Financial Corporation	39,015
1,900	First Financial Bancorp	20,501
1,200	First Financial Bankshares, Inc.[b]	59,136
2,900	First Midwest Bancorp, Inc.	25,694
3,800	Flagstar Bancorp, Inc.[a,b]	5,510
2,100	Forestar Real Estate Group, Inc.[a]	27,006
3,500	Franklin Street Properties Corporation	46,725
2,800	Frontier Financial Corporation	3,976
3,700	Glacier Bancorp, Inc.[b]	56,684
1,100	Greenhill & Company, Inc.[b]	85,283
6,500	Guaranty Financial Group, Inc.[a,b]	3,835
1,400	Hancock Holding Company	53,018
2,200	Hanmi Financial Corporation	3,410
800	Home Bancshares, Inc.	17,640
2,000	Home Properties, Inc.	72,880
1,200	Independent Bank Corporation (MA)	23,952
1,185	Independent Bank Corporation (MI)[b]	2,133
800	Infinity Property & Casualty Corporation	28,192
3,500	Inland Real Estate Corporation	30,730
2,600	Investment Technology Group, Inc.[a]	59,228
1,100	Irwin Financial Corporation[a]	1,386
2,000	Kilroy Realty Corporation	43,080
2,000	Kite Realty Group Trust	7,000
3,100	LaBranche & Company, Inc.[a]	12,958
3,100	LaSalle Hotel Properties	37,076
4,973	Lexington Corporate Properties Trust	19,146
1,400	LTC Properties, Inc.	25,214
4,600	Medical Properties Trust, Inc.[b]	24,564
1,700	Mid-America Apartment Communities, Inc.	62,883
1,300	Nara Bancorp, Inc.	4,823
2,400	National Financial Partners	16,944
4,900	National Penn Bancshares, Inc.	39,641
4,700	National Retail Properties, Inc.[b]	83,378
800	Navigators Group, Inc.[a]	36,304
2,000	NBT Bancorp, Inc.	47,360

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.4%)	Value
Financials (18.3%) - continued
4,000	Old National Bancorp[b]	$54,520
2,500	optionsXpress Holdings, Inc.	41,150
1,300	Parkway Properties, Inc.	18,031
2,400	Pennsylvania Real Estate Investment Trust[b]	18,600
1,400	Pinnacle Financial Partners, Inc.[a]	24,976
900	Piper Jaffray Companies[a]	31,203
900	Portfolio Recovery Associates, Inc.[a]	31,473
2,600	Post Properties, Inc.	33,176
1,300	Presidential Life Corporation	13,897
1,700	PrivateBancorp, Inc.[b]	34,425
2,000	ProAssurance Corporation[a]	87,880
2,500	Prosperity Bancshares, Inc.[b]	69,425
2,055	Provident Bankshares Corporation	18,064
900	PS Business Parks, Inc.	39,375
1,600	Rewards Network, Inc.[a]	5,968
1,100	RLI Corporation	52,833
1,400	S&T Bancorp, Inc.	25,018
1,000	Safety Insurance Group, Inc.	33,050
3,200	Selective Insurance Group, Inc.	47,232
7,200	Senior Housing Property Trust	118,008
2,100	Signature Bank[a]	57,099
5,100	South Financial Group, Inc.	8,466
1,300	Sovran Self Storage, Inc.	29,302
1,100	Sterling Bancorp	12,584
4,375	Sterling Bancshares, Inc.	29,094
3,120	Sterling Financial Corporation	9,953
1,100	Stewart Information Services Corporation	24,871
1,600	Stifel Financial Corporation[a]	78,768
5,200	Susquehanna Bancshares, Inc.	41,912
1,689	SWS Group, Inc.	21,602
1,900	Tanger Factory Outlet Centers, Inc.[b]	63,308
400	Tompkins Financial Corporation	16,860
2,100	Tower Group, Inc.	57,099
1,900	Tradestation Group, Inc.[a]	15,409
4,533	TrustCo Bank Corporation NYb	27,198
7,000	UCBH Holdings, Inc.[b]	8,960
1,800	UMB Financial Corporation	82,386
3,600	Umpqua Holdings Corporation[b]	34,524
2,300	United Bankshares, Inc.[b]	59,662
2,465	United Community Banks, Inc.[b]	15,899
1,300	United Fire & Casualty Company	24,271
1,300	Urstadt Biddle Properties	19,968
3,875	Whitney Holding Corporation	46,345
1,200	Wilshire Bancorp, Inc.	4,848
1,400	Wintrust Financial Corporation	23,800
994	World Acceptance Corporation[a,b]	29,502
2,200	Zenith National Insurance Corporation	50,138

	Total Financials	3,533,875

Health Care (11.4%)
1,300	Abaxis, Inc.[a]	19,656
600	Air Methods Corporation[a]	15,930
400	Almost Family, Inc.[a]	9,880
1,633	Amedisys, Inc.[a]	54,771
4,400	American Medical Systems Holdings, Inc.[a]	54,428
3,200	AMERIGROUP Corporation[a]	95,584
2,000	AMN Healthcare Services, Inc.[a]	13,780
1,900	AmSurg Corporation[a]	39,026
750	Analogic Corporation	27,300
1,700	ArQule, Inc.[a]	7,565
700	Bio-Reference Laboratories, Inc.[a]	17,969
1,800	Cambrex Corporation[a]	4,194
2,300	Catalyst Health Solutions, Inc.[a]	51,865
2,600	Centene Corporation[a]	47,762
1,400	Chemed Corporation	59,262
600	Computer Programs and Systems, Inc.	20,994
1,700	CONMED Corporation[a]	22,644
2,700	Cooper Companies, Inc.	77,625
500	Corvel Corporation[a]	11,250
1,800	Cross Country Healthcare, Inc.[a]	15,858
1,650	CryoLife, Inc.[a]	8,959
3,500	Cubist Pharmaceuticals, Inc.[a]	58,100
1,400	Cyberonics, Inc.[a,b]	18,536
1,100	Dionex Corporation[a]	69,300
3,400	Eclipsys Corporation[a]	44,880
1,922	Enzo Biochem, Inc.[a]	7,880
2,600	EResearch Technology, Inc.[a]	13,182
1,700	Gentiva Health Services, Inc.[a]	27,081
1,400	Greatbatch, Inc.[a]	29,456
1,500	Haemonetics Corporation[a]	77,445
2,900	Healthspring, Inc.[a]	26,767
2,000	Healthways, Inc.[a]	20,860
1,500	HMS Holding Corporation[a]	44,970
800	ICU Medical, Inc.[a]	30,080
1,200	Integra LifeSciences Holdings Corporation[a,b]	30,984
1,900	Invacare Corporation	29,241
2,000	inVentiv Health, Inc.[a]	22,180
800	Kendle International, Inc.[a]	7,120
700	Kensey Nash Corporation[a]	14,658
600	Landauer, Inc.	31,788
1,100	LCA-Vision, Inc.[b]	6,325
900	LHC Group, Inc.[a]	20,538
2,200	Magellan Health Services, Inc.[a]	65,032
2,000	Martek Biosciences Corporation[a]	36,440
1,200	MedCath Corporation[a]	12,144
2,450	Meridian Bioscience, Inc.	42,581
1,700	Merit Medical Systems, Inc.[a]	26,367
800	Molina Healthcare, Inc.[a]	17,320
700	MWI Veterinary Supply, Inc.[a]	21,756
1,700	Natus Medical, Inc.[a]	14,926
900	Neogen Corporation[a]	20,403
1,500	Noven Pharmaceuticals, Inc.[a]	15,480
1,950	Odyssey Healthcare, Inc.[a]	20,202
1,900	Omnicell, Inc.[a]	16,720
1,100	Osteotech, Inc.[a]	4,202
1,100	Palomar Medical Technologies, Inc.[a]	9,471
2,100	Par Pharmaceutical Companies, Inc.[a]	22,533
3,500	PAREXEL International Corporation[a]	34,685
2,700	Pediatrix Medical Group, Inc.[a]	96,930
1,800	PharMerica Corporation[a]	32,850
2,600	Phase Forward, Inc.[a]	37,076
3,600	PSS World Medical, Inc.[a,b]	52,272
3,800	Regeneron Pharmaceuticals, Inc.[a]	50,388
1,100	RehabCare Group, Inc.[a]	18,370

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.4%)	Value
Health Care (11.4%) - continued
1,500	Res-Care, Inc.[a]	$24,030
2,900	Salix Pharmaceuticals, Ltd.[a]	31,900
3,200	Savient Pharmaceuticals, Inc.[a]	16,896
900	SurModics, Inc.[a]	19,530
2,100	Symmetry Medical, Inc.[a]	15,246
2,000	Theragenics Corporation[a]	2,480
4,600	ViroPharma, Inc.[a]	25,898
2,000	West Pharmaceutical Services, Inc.[b]	65,300
1,300	Zoll Medical Corporation[a]	20,904

	Total Health Care	2,198,005

Industrials (17.3%)
1,400	A.O. Smith Corporation	43,526
2,300	AAR Corporation[a,b]	34,661
2,700	ABM Industries, Inc.	47,304
3,400	Actuant Corporation	41,684
2,400	Acuity Brands, Inc.	68,976
1,300	Administaff, Inc.	34,658
900	Aerovironment, Inc.[a]	21,294
1,600	Albany International Corporation	14,848
500	American Science & Engineering, Inc.	30,130
1,700	Apogee Enterprises, Inc.	22,780
2,175	Applied Industrial Technologies, Inc.	48,938
800	Applied Signal Technology, Inc.	15,808
1,500	Arkansas Best Corporation	34,620
1,200	Astec Industries, Inc.[a]	36,984
1,200	ATC Technology Corporation[a]	19,068
600	Axsys Technologies, Inc.[a]	25,146
800	Azz, Inc.[a]	24,744
2,800	Baldor Electric Company	64,960
2,500	Barnes Group, Inc.	35,400
2,825	Belden, Inc.	45,539
1,624	Bowne & Company, Inc.	8,299
3,100	Brady Corporation	65,317
3,000	Briggs & Stratton Corporation	44,640
1,600	C&D Technologies, Inc.[a,b]	3,504
525	Cascade Corporation	12,689
800	CDI Corporation	9,560
1,550	Ceradyne, Inc.[a]	26,722
1,000	Circor International, Inc.	25,730
3,100	CLARCOR, Inc.	96,348
700	Consolidated Graphics, Inc.[a]	13,594
900	Cubic Corporation	25,839
2,700	Curtiss-Wright Corporation	86,319
3,900	EMCOR Group, Inc.[a]	81,081
1,200	EnPro Industries, Inc.[a]	19,152
1,600	ESCO Technologies, Inc.[a]	66,528
1,800	Esterline Technologies Corporation[a]	47,430
1,700	Forward Air Corporation	28,339
1,100	G & K Services, Inc.	27,467
3,100	Gardner Denver, Inc.[a]	82,522
3,000	GenCorp, Inc.[a]	7,200
3,100	Geo Group, Inc.[a]	51,553
1,600	Gibraltar Industries, Inc.	10,720
2,920	Griffon Corporation[a]	25,316
2,625	Healthcare Services Group, Inc.	46,935
3,201	Heartland Express, Inc.	47,855
1,000	Heidrick & Struggles International, Inc.	16,900
2,300	Hub Group, Inc.[a]	52,900
1,500	II-VI, Inc.[a]	35,955
2,300	Insituform Technologies, Inc.[a]	35,259
3,400	Interface, Inc.	19,686
1,700	John Bean Technologies Corporation	18,734
1,500	Kaman Corporation	25,365
2,000	Kaydon Corporation	63,920
3,200	Kirby Corporation[a]	98,752
3,425	Knight Transportation, Inc.	60,554
200	Lawson Products, Inc.	2,296
700	Lindsay Manufacturing Company	27,237
1,000	Lydall, Inc.[a]	4,290
1,900	MagneTek, Inc.[a]	3,325
2,100	Mobile Mini, Inc.[a,b]	28,770
2,525	Moog, Inc.[a]	67,619
2,200	Mueller Industries, Inc.	48,334
1,200	NCI Building Systems, Inc.[a]	4,740
1,700	Old Dominion Freight Line, Inc.[a]	47,855
2,100	On Assignment, Inc.[a]	7,392
3,400	Orbital Sciences Corporation[a]	52,564
2,275	Quanex Building Products Corporation	23,319
1,900	Regal-Beloit Corporation	77,197
2,000	Robbins & Myers, Inc.	37,900
1,000	School Specialty, Inc.[a]	18,770
2,200	Simpson Manufacturing Company, Inc.	48,972
3,400	SkyWest, Inc.	40,936
3,100	Spherion Corporation[a]	11,129
800	Standard Register Company	4,176
700	Standex International Corporation	9,709
800	Stanley, Inc.[a]	20,624
2,000	Sykes Enterprises, Inc.[a]	39,320
2,200	Teledyne Technologies, Inc.[a]	70,246
3,600	Tetra Tech, Inc.[a]	88,416
2,100	Toro Company	63,798
1,200	Tredegar Corporation	21,096
1,000	Triumph Group, Inc.	41,330
2,600	TrueBlue, Inc.[a]	25,246
1,400	United Stationers, Inc.[a]	45,822
1,000	Universal Forest Products, Inc.	33,560
1,100	Valmont Industries, Inc.	70,158
1,200	Viad Corporation	22,896
1,200	Vicor Corporation	6,444
700	Volt Information Sciences, Inc.[a]	5,026
1,800	Wabash National Corporation	2,250
1,700	Watsco, Inc.	73,015
1,800	Watts Water Technologies, Inc.	40,068

	Total Industrials	3,335,597

Information Technology (17.6%)
1,500	Actel Corporation[a]	18,555
7,300	Adaptec, Inc.[a]	20,878
2,000	Advanced Energy Industries, Inc.[a]	16,860
1,400	Agilysys, Inc.	8,442
1,800	Anixter International, Inc.[a]	71,604
7,395	Arris Group, Inc.[a]	78,905
1,900	ATMI, Inc.[a]	30,001
1,847	Avid Technology, Inc.[a]	20,446
800	Bankrate, Inc.[a]	20,000
700	Bel Fuse, Inc.	11,326

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.4%)	Value
Information Technology (17.6%) - continued
3,950	Benchmark Electronics, Inc.[a]	$47,913
1,100	Black Box Corporation	30,107
2,600	Blackbaud, Inc.	39,572
2,300	Blue Coat Systems, Inc.[a]	30,498
3,120	Brightpoint, Inc.[a]	16,255
3,853	Brooks Automation, Inc.[a]	23,966
1,400	Cabot Microelectronics Corporation[a]	40,334
1,800	CACI International, Inc.[a]	71,190
500	Catapult Communications Corporation[a]	3,695
2,300	Checkpoint Systems, Inc.[a]	27,945
3,600	CIBER, Inc.[a]	11,628
2,400	Cognex Corporation	33,768
1,400	Cohu, Inc.	13,664
2,500	Commvault Systems, Inc.[a]	31,125
1,100	Comscore, Inc.[a]	14,036
1,700	Comtech Telecommunications Corporation[a]	56,899
2,500	Concur Technologies, Inc.[a,b]	67,675
2,100	CSG Systems International, Inc.[a]	30,450
2,000	CTS Corporation	12,140
4,154	CyberSource Corporation[a]	60,690
1,800	Cymer, Inc.[a]	51,138
8,300	Cypress Semiconductor Corporation[a]	65,819
2,000	Daktronics, Inc.	18,080
2,400	DealerTrack Holdings, Inc.[a]	36,432
1,500	Digi International, Inc.[a]	10,905
1,950	Diodes, Inc.[a]	29,016
1,600	DSP Group, Inc.[a]	10,064
500	Ebix, Inc.[a]	13,900
1,600	Electro Scientific Industries, Inc.[a]	13,760
900	EMS Technologies, Inc.[a]	17,145
3,600	Epicor Software Corporation[a,b]	19,872
2,100	EPIQ Systems, Inc.[a]	32,487
2,600	Exar Corporation[a]	15,990
1,000	Faro Technologies, Inc.[a]	15,160
2,200	FEI Company[a]	37,796
900	Forrester Research, Inc.[a]	22,869
1,400	Gerber Scientific, Inc.[a]	5,530
1,500	Gevity HR, Inc.	5,940
5,700	Harmonic, Inc.[a]	41,781
1,500	Heartland Payment Systems, Inc.	12,060
1,100	Hittite Microwave Corporation[a]	40,876
1,400	Hutchinson Technology, Inc.[a,b]	2,688
5,200	Informatica Corporation[a]	82,680
2,100	InfoSpace, Inc.[a]	13,923
2,750	Insight Enterprises, Inc.[a]	15,730
1,000	Integral Systems, Inc.[a]	6,630
2,900	Intermec, Inc.[a]	35,032
1,300	Intevac, Inc.[a]	8,957
2,600	J2 Global Communication, Inc.[a]	62,374
1,600	JDA Software Group, Inc.[a]	22,576
800	Keithley Instruments, Inc.	2,768
1,700	Knot, Inc.[a]	15,419
4,100	Kopin Corporation[a]	11,275
3,700	Kulicke and Soffa Industries, Inc.[a]	14,800
1,300	Littelfuse, Inc.[a]	21,307
1,000	LoJack Corporation[a]	3,420
1,400	Manhattan Associates, Inc.[a]	23,268
1,000	MAXIMUS, Inc.	40,330
1,400	Mercury Computer Systems, Inc.[a]	11,368
2,300	Methode Electronics, Inc.	13,846
2,700	Micrel, Inc.	20,250
4,800	MICROS Systems, Inc.[a]	100,704
4,900	Microsemi Corporation[a]	65,758
3,000	MKS Instruments, Inc.[a]	46,950
1,000	MTS Systems Corporation	21,130
2,100	NETGEAR, Inc.[a]	33,621
1,800	Network Equipment Technologies, Inc.[a]	7,074
1,100	Neutral Tandem, Inc.[a]	31,460
2,200	Newport Corporation[a]	10,978
1,800	Novatel Wireless, Inc.[a]	12,330
1,200	Park Electrochemical Corporation	24,720
1,100	PC TEL, Inc.	5,357
1,900	Perficient, Inc.[a]	13,243
1,500	Pericom Semiconductor Corporation[a]	13,365
1,700	Phoenix Technologies, Ltd.[a]	4,845
2,400	Plexus Corporation[a]	53,160
2,400	Progress Software Corporation[a]	50,856
1,100	Quality Systems, Inc.[b]	58,982
1,700	Radiant Systems, Inc.[a]	12,529
1,400	RadiSys Corporation[a]	10,038
900	Rogers Corporation[a]	22,905
1,800	Rudolph Technologies, Inc.[a]	9,414
1,600	ScanSource, Inc.[a]	39,536
9,900	Skyworks Solutions, Inc.[a]	87,516
1,700	Smith Micro Software, Inc.[a]	14,620
1,600	Sonic Solutions, Inc.[a]	3,520
1,100	SPSS, Inc.[a]	33,990
1,300	Standard Microsystems Corporation[a]	20,618
700	StarTek, Inc.[a]	2,884
1,200	Stratasys, Inc.[a]	11,232
800	Supertex, Inc.[a]	20,576
2,650	Symmetricom, Inc.[a]	13,197
2,050	Synaptics, Inc.[a,b]	66,584
1,100	Synnex Corporation[a]	23,683
4,650	Take-Two Interactive Software, Inc.[a]	42,222
1,800	Taleo Corporation[a]	21,618
2,500	Technitrol, Inc.	10,175
4,000	Tekelec, Inc.[a]	62,000
4,000	THQ, Inc.[a]	13,680
800	Tollgrade Communications, Inc.[a]	4,760
8,800	TriQuint Semiconductor, Inc.[a]	33,704
2,600	TTM Technologies, Inc.[a]	19,292
1,700	Tyler Technologies, Inc.[a]	28,050
1,400	Ultratech, Inc.[a]	18,928
4,900	United Online, Inc.	25,970
4,375	Varian Semiconductor Equipment Associates, Inc.[a]	111,956
1,900	Veeco Instruments, Inc.[a]	13,756
1,600	ViaSat, Inc.[a]	36,784
2,700	Websense, Inc.[a]	48,141
2,300	Wright Express Corporation[a]	52,624

	Total Information Technology	3,396,863

Materials (4.1%)
1,600	A. Schulman, Inc.	25,104

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.4%)	Value
Materials (4.1%) - continued
1,000	A.M. Castle & Company	$9,690
1,300	AMCOL International Corporation[b]	25,194
1,200	American Vanguard Corporation	15,348
1,500	Arch Chemicals, Inc.	36,270
1,100	Balchem Corporation	27,379
1,200	Brush Engineered Materials, Inc.[a]	20,304
2,300	Buckeye Technologies, Inc.[a]	11,845
3,200	Calgon Carbon Corporation[a]	54,336
3,300	Century Aluminum Company[a]	13,332
700	Clearwater Paper Corporation[a]	10,654
600	Deltic Timber Corporation	25,284
2,600	Eagle Materials, Inc.	72,280
2,900	H.B. Fuller Company	51,214
2,500	Headwaters, Inc.[a]	6,300
1,698	Myers Industries, Inc.	17,031
900	Neenah Paper, Inc.	4,509
700	NewMarket Corporation	44,100
500	Olympic Steel, Inc.	9,170
1,800	OM Group, Inc.[a]	50,148
700	Penford Corporation	3,129
5,500	PolyOne Corporation[a]	15,070
700	Quaker Chemical Corporation	8,190
2,300	Rock-Tenn Company	86,848
1,400	RTI International Metals, Inc.[a]	18,214
900	Schweitzer-Mauduit International, Inc.	20,673
400	Stepan Company	15,828
1,700	Texas Industries, Inc.[b]	54,366
2,900	Wausau Paper Corporation	25,317
1,300	Zep, Inc.	17,589

	Total Materials	794,716

Telecommunications Services (0.3%)
5,300	FairPoint Communications, Inc.	5,512
2,700	General Communication, Inc.[a]	20,682
1,900	Iowa Telecommunications Services, Inc.	25,042

	Total Telecommunications Services	51,236

Utilities (4.4%)
1,600	ALLETE, Inc.	41,664
1,000	American States Water Company	34,530
5,500	Atmos Energy Corporation	135,905
3,300	Avista Corporation	49,665
700	Central Vermont Public Service Corporation	12,012
900	CH Energy Group, Inc.	39,996
2,700	El Paso Electric Company[a]	37,260
1,300	Laclede Group, Inc.	45,084
2,500	New Jersey Resources Corporation	82,300
1,600	Northwest Natural Gas Company[b]	65,440
4,400	Piedmont Natural Gas Company, Inc.[b]	107,448
1,800	South Jersey Industries, Inc.	62,478
2,700	Southwest Gas Corporation	54,567
1,499	UIL Holdings Corporation	34,612
2,100	UniSource Energy Corporation	55,272

	Total Utilities	858,233

	Total Common Stock (cost $22,131,283)	18,787,866

Principal Amount	Long-Term Fixed Income (0.5%)	Value
U.S. Government (0.5%)
	U.S. Treasury Notes
100,000	0.875%, 12/31/2010[c]	100,098

	Total U.S. Government	100,098

	Total Long-Term Fixed Income (cost $100,078)	100,098

Shares	Collateral Held for Securities Loaned (8.6%)	Value
1,645,612	Thrivent Financial Securities Lending Trust	1,645,612

	Total Collateral Held for Securities Loaned (cost $1,645,612)	1,645,612

Shares or Principal Amount	Short-Term Investments (0.5%)[d]	Value
	Federal National Mortgage Association Discount Notes
100,000	0.080%, 5/13/2009[c]	99,997
172	Thrivent Money Market Fund	172

	Total Short-Term Investments (at amortized cost)	100,169

	Total Investments (cost $23,977,142) 107.0%	$20,633,745

	Other Assets and Liabilities, Net (7.0%)	(1,345,460)

	Total Net Assets 100.0%	$19,288,285

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At April 30, 2009, $200,095 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,468,006
Gross unrealized depreciation	(6,811,403)

Net unrealized appreciation (depreciation)	($3,343,397)

Cost for federal income tax purposes	$23,977,142

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Small Cap Index Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$20,433,650	$35,653
Level 2	200,095	–
Level 3	–	–

Totals (Level 1,2,3)	$20,633,745	$35,653

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	26	June 2009	$1,229,768	$1,265,421	$35,653
Total Futures Contracts					$35,653

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$372,839	$3,343,573	$3,716,240	172	$172	$1,888
Thrivent Financial Securities Lending Trust	3,416,960	6,336,231	8,107,579	1,645,612	1,645,612	26,039
Total Value and Income Earned	3,789,799				1,645,784	27,927

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (94.5%)	Value
Consumer Discretionary (17.3%)
92,900	Bed Bath & Beyond, Inc.[a]	$2,826,018
58,400	BorgWarner, Inc.[b]	1,690,680
96,400	Burger King Holdings, Inc.[b]	1,575,176
22,800	Central European Media Enterprises, Ltd.[a,b]	374,148
216,300	Chico’s FAS, Inc.[a]	1,652,532
540,050	Coldwater Creek, Inc.[a,b]	1,863,172
48,500	DeVry, Inc.	2,064,160
84,050	Discovery Communications, Inc., Class Aa	1,596,110
48,650	Discovery Communications, Inc., Class Ca	852,348
167,400	Gap, Inc.	2,601,396
206,300	Gentex Corporation	2,758,231
227,800	Goodyear Tire & Rubber Company[a]	2,503,522
28,400	Guess ?, Inc.	739,536
60,600	Hasbro, Inc.	1,615,596
166,500	International Game Technology	2,056,275
68,600	Jack in the Box, Inc.[a]	1,686,874
219,500	Leapfrog Enterprises, Inc.[a]	392,905
65,600	Marvel Entertainment, Inc.[a]	1,957,504
74,800	Texas Roadhouse, Inc.[a]	851,224
95,100	Toll Brothers, Inc.[a]	1,926,726
16,900	VF Corporation	1,001,663
18,100	Whirlpool Corporation[b]	817,396
118,800	WMS Industries, Inc.[a]	3,814,668
142,400	Zumiez, Inc.[a,b]	1,717,344

	Total Consumer Discretionary	40,935,204

Consumer Staples (0.6%)
13,900	General Mills, Inc.	704,591
26,131	Pepsi Bottling Group, Inc.	817,116

	Total Consumer Staples	1,521,707

Energy (10.1%)
41,700	Cameron International Corporation[a]	1,066,686
23,200	Diamond Offshore Drilling, Inc.[b]	1,679,912
32,400	Dril-Quip, Inc.[a]	1,113,912
77,900	Forest Oil Corporation[a]	1,246,400
55,400	Nabors Industries, Ltd.[a]	842,634
57,500	Oil States International, Inc.[a]	1,086,750
64,200	Patterson-UTI Energy, Inc.	815,982
107,400	Peabody Energy Corporation	2,834,286
91,600	Petrohawk Energy Corporation[a]	2,161,760
30,900	Southwestern Energy Company[a]	1,108,074
72,300	Sunoco, Inc.	1,916,673
93,100	Ultra Petroleum Corporation[a]	3,984,680
106,900	Weatherford International, Ltd.[a]	1,777,747
116,536	Willbros Group, Inc.[a,b]	1,335,503
23,600	XTO Energy, Inc.	817,976

	Total Energy	23,788,975

Financials (7.2%)
4,800	CME Group, Inc.	1,062,480
148,800	Hudson City Bancorp, Inc.	1,868,928
31,900	IntercontinentalExchange, Inc.[a,b]	2,794,440
83,400	Lazard, Ltd.	2,276,820
37,400	Northern Trust Corporation	2,033,064
76,300	T. Rowe Price Group, Inc.	2,939,076
258,300	TD Ameritrade Holding Corporation[a]	4,109,553

	Total Financials	17,084,361

Health Care (10.4%)
30,900	Alexion Pharmaceuticals, Inc.[a]	1,032,678
107,400	Amylin Pharmaceuticals, Inc.[a,b]	1,174,956
38,800	Beckman Coulter, Inc.	2,039,328
110,400	BioMarin Pharmaceutical, Inc.[a,b]	1,419,744
35,700	C.R. Bard, Inc.	2,557,191
34,700	CardioNet, Inc.[a]	720,025
14,900	Cephalon, Inc.[a,b]	977,589
37,900	Express Scripts, Inc.[a]	2,424,463
162,200	Hologic, Inc.[a]	2,410,292
22,400	Life Technologies Corporation[a]	835,520
42,400	Millipore Corporation[a]	2,505,840
67,400	Myriad Genetics, Inc.[a,b]	2,614,446
52,100	Shire Pharmaceuticals Group plc ADR	1,941,767
19,400	Thermo Fisher Scientific, Inc.[a]	680,552
30,418	Waters Corporation[a]	1,343,563

	Total Health Care	24,677,954

Industrials (13.9%)
19,500	Aecom Technology Corporation[a]	501,735
298,500	AMR Corporation[a]	1,420,860
152,600	BE Aerospace, Inc.[a]	1,646,554
58,600	C.H. Robinson Worldwide, Inc.	3,115,176
70,000	Con-way, Inc.	1,734,600
231,400	Delta Air Lines, Inc.[a]	1,427,738
49,040	Expeditors International of Washington, Inc.	1,702,178
4,300	First Solar, Inc.[a,b]	805,347
37,500	Flowserve Corporation	2,546,250
18,700	FTI Consulting, Inc.[a,b]	1,026,256
26,300	Knight Transportation, Inc.	464,984
104,600	Monster Worldwide, Inc.[a,b]	1,443,480
61,200	Pentair, Inc.	1,630,368
36,100	Precision Castparts Corporation	2,702,446
140,100	Quanta Services, Inc.[a]	3,184,473
19,100	Roper Industries, Inc.	870,769
111,100	Ryanair Holdings plc[a]	3,038,585
26,800	SPX Corporation	1,237,356
39,700	Stericycle, Inc.[a]	1,869,076
14,700	SunPower Corporation[a,b]	402,486

	Total Industrials	32,770,717

Information Technology (23.9%)
94,500	Activision Blizzard, Inc.[a]	1,017,765
86,574	Akamai Technologies, Inc.[a]	1,906,359
114,000	ASML Holding NV ADR[b]	2,411,100
52,900	Atheros Communications, Inc.[a,b]	910,938
61,600	Broadcom Corporation[a]	1,428,504
77,000	Electronic Arts, Inc.[a]	1,566,950
162,200	F5 Networks, Inc.[a,b]	4,423,194
115,000	FormFactor, Inc.[a]	2,004,450
41,800	Hewitt Associates, Inc.[a]	1,310,848
101,200	Intersil Corporation	1,173,920
47,200	Juniper Networks, Inc.[a]	1,021,880
338,400	Marvell Technology Group, Ltd.[a]	3,715,632

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (94.5%)	Value
Information Technology (23.9%) - continued
6,300	MasterCard, Inc.	$1,155,735
110,101	Mercadolibre, Inc.[a,b]	3,009,060
131,800	Molex, Inc.	2,197,106
148,100	NETAPP, Inc.[a]	2,710,230
106,219	Nuance Communications, Inc.[a]	1,418,024
332,000	NVIDIA Corporation[a]	3,811,360
154,900	Omniture, Inc.[a,b]	1,908,368
325,600	PMC-Sierra, Inc.[a]	2,578,752
83,100	Polycom, Inc.[a]	1,548,984
470,600	RF Micro Devices, Inc.[a,b]	992,966
240,400	Seagate Technology	1,961,664
96,800	Symantec Corporation[a]	1,669,800
56,600	Synaptics, Inc.[a,b]	1,838,368
91,600	Synopsys, Inc.[a]	1,995,048
274,900	Tellabs, Inc.[a]	1,440,476
83,500	Tyco Electronics, Ltd.	1,456,240
72,000	VMware, Inc.[a,b]	1,877,760

	Total Information Technology	56,461,481

Materials (7.1%)
34,400	Albemarle Corporation	922,608
111,900	Celanese Corporation	2,331,996
40,000	FMC Corporation	1,949,200
16,900	Freeport-McMoRan Copper & Gold, Inc.	720,785
202,400	Owens-Illinois, Inc.[a]	4,936,536
119,400	Pactiv Corporation[a]	2,610,084
80,525	Rockwood Holdings, Inc.[a]	990,458
15,400	SPDR Gold Trust[a]	1,343,958
39,400	Terra Industries, Inc.	1,044,100

	Total Materials	16,849,725

Telecommunications Services (4.0%)
75,610	American Tower Corporation[a]	2,401,374
76,300	Clearwire Corporation[a,b]	422,702
101,100	NII Holdings, Inc.[a]	1,633,776
127,300	SBA Communications Corporation[a,b]	3,207,960
204,500	TW Telecom, Inc.[a]	1,879,355

	Total Telecommunications Services	9,545,167

	Total Common Stock (cost $264,325,902)	223,635,291

Shares	Collateral Held for Securities Loaned (12.6%)	Value
29,711,724	Thrivent Financial Securities Lending Trust	29,711,724

	Total Collateral Held for Securities Loaned (cost $29,711,724)	29,711,724

Shares or Principal Amount	Short-Term Investments (5.5%)[c]	Value
8,333,192	Thrivent Money Market Fund	8,333,192
	Yorktown Capital, LLC
4,735,000	0.160%, 5/1/2009	4,735,000

	Total Short-Term Investments (at amortized cost)	13,068,192

	Total Investments (cost $307,105,818) 112.6%	$266,415,207

	Other Assets and Liabilities, Net (12.6%)	(29,883,068)

	Total Net Assets 100.0%	$236,532,139

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$18,259,370
Gross unrealized depreciation	(58,949,981)

Net unrealized appreciation (depreciation)	($40,690,611)

Cost for federal income tax purposes	$307,105,818

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Mid Cap Growth Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$261,680,207	$–
Level 2	4,735,000	–
Level 3	–	–

Totals (Level 1,2,3)	$266,415,207	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$7,673,664	$40,837,690	$40,178,162	8,333,192	$8,333,192	$56,175
Thrivent Financial Securities Lending Trust	43,949,649	85,379,283	99,617,208	29,711,724	29,711,724	135,839
Total Value and Income Earned	51,623,313				38,044,916	192,014

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (98.9%)	Value
Consumer Discretionary (15.7%)
3,215	AutoZone, Inc.[a]	$534,944
76,200	DISH Network Corporation[a]	1,009,650
130,220	Ford Motor Company[a]	778,716
15,127	Fortune Brands, Inc.	594,642
74,563	H&R Block, Inc.	1,128,884
14,480	Hasbro, Inc.	386,037
17,929	J.C. Penney Company, Inc.	550,241
28,347	Johnson Controls, Inc.	538,876
12,839	Kohl’s Corporation[a]	582,249
8,954	M.D.C. Holdings, Inc.	306,048
5,600	Mohawk Industries, Inc.[a]	264,936
37,650	Newell Rubbermaid, Inc.	393,442
11,520	NIKE, Inc.	604,454
1,287	NVR, Inc.[a]	650,411
15,782	Ross Stores, Inc.	598,769
12,190	Snap-On, Inc.	413,485
12,910	Starwood Hotels & Resorts Worldwide, Inc.	269,303
31,163	TJX Companies, Inc.	871,629
4,010	Urban Outfitters, Inc.[a]	78,155
37,440	Viacom, Inc.[a]	720,346

	Total Consumer Discretionary	11,275,217

Consumer Staples (5.4%)
17,366	Campbell Soup Company	446,654
16,636	Clorox Company	932,448
18,106	Coca-Cola Enterprises, Inc.	308,888
31,715	ConAgra Foods, Inc.	561,355
3,444	Energizer Holdings, Inc.[a]	197,341
9,880	H.J. Heinz Company	340,070
8,980	J.M. Smucker Company	353,812
14,140	Kroger Company	305,707
7,197	Lorillard, Inc.	454,347

	Total Consumer Staples	3,900,622

Energy (9.1%)
26,360	Cabot Oil & Gas Corporation	795,808
16,673	Dril-Quip, Inc.[a]	573,218
39,937	Newfield Exploration Company[a]	1,245,236
18,120	Noble Energy, Inc.	1,028,310
12,040	Pride International, Inc.[a]	273,308
42,435	Range Resources Corporation	1,696,127
14,852	Smith International, Inc.	383,924
32,470	Weatherford International, Ltd.[a]	539,976

	Total Energy	6,535,907

Financials (25.7%)
19,834	Alexandria Real Estate Equities, Inc.[b]	723,544
13,530	Arch Capital Group, Ltd.[a]	781,763
12,529	Assurant, Inc.	306,209
10,730	Boston Properties, Inc.	530,277
12,583	Commerce Bancshares, Inc.	416,497
20,600	Discover Financial Services	167,478
19,430	Douglas Emmett, Inc.	185,945
5,570	Essex Property Trust, Inc.	353,639
15,659	Everest Re Group, Ltd.	1,168,788
7,260	Federal Realty Investment Trust[b]	400,752
8,580	Franklin Resources, Inc.	518,918
19,240	Health Care REIT, Inc.[b]	655,507
49,350	Host Marriott Corporation	379,501
73,052	Invesco, Ltd.	1,075,325
17,860	Janus Capital Group, Inc.	179,136
27,950	KeyCorp[b]	171,892
7,817	Lazard, Ltd.	213,404
18,228	Lincoln National Corporation	204,883
4,158	M&T Bank Corporation[b]	218,087
48,915	Marsh & McLennan Companies, Inc.	1,031,617
26,170	Nasdaq OMX Group, Inc.[a]	503,249
47,260	New York Community Bancorp, Inc.[b]	534,511
10,888	Northern Trust Corporation	591,872
12,429	PartnerRe, Ltd.	847,534
33,035	People’s United Financial, Inc.	516,007
66,363	Progressive Corporation[a]	1,014,027
12,710	Prudential Financial, Inc.	367,065
9,180	RenaissanceRe Holdings, Ltd.	446,699
1,920	Simon Property Group, Inc.	99,072
49,174	SLM Corporation[a]	237,510
62,270	Synovus Financial Corporation[b]	201,132
9,199	Torchmark Corporation	269,807
33,378	UnumProvident Corporation	545,397
71,067	W.R. Berkley Corporation	1,699,212
35,391	Willis Group Holdings, Ltd.	973,606

	Total Financials	18,529,862

Health Care (6.2%)
5,670	Becton, Dickinson and Company	342,921
7,500	Biogen Idec, Inc.[a]	362,550
12,462	Edwards Lifesciences Corporation[a]	789,841
24,539	Kinetic Concepts, Inc.[a,b]	607,586
21,985	Laboratory Corporation of America Holdings[a,b]	1,410,338
21,710	WellPoint, Inc.[a]	928,320

	Total Health Care	4,441,556

Industrials (7.8%)
5,233	Alliant Techsystems, Inc.[a]	416,808
17,015	Cooper Industries, Ltd.	557,922
23,700	Delta Air Lines, Inc.[a]	146,229
6,987	Eaton Corporation	306,031
35,603	Iron Mountain, Inc.[a]	1,014,330
15,523	Landstar System, Inc.	552,774
9,542	Lennox International, Inc.	304,294
9,080	Norfolk Southern Corporation	323,974
10,886	Parker-Hannifin Corporation	493,680
58,028	Republic Services, Inc.	1,218,588
8,590	Rockwell Automation, Inc.	271,358

	Total Industrials	5,605,988

Information Technology (7.4%)
123,206	Activision Blizzard, Inc.[a]	1,326,929
7,940	Affiliated Computer Services, Inc.[a]	384,137
32,515	Amphenol Corporation	1,100,307
43,960	CA, Inc.	758,310
28,868	CommScope, Inc.[a]	724,587
10,720	Hewitt Associates, Inc.[a]	336,179
3,800	IAC InterActiveCorp[a]	60,876
14,370	KLA-Tencor Corporation	398,624

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (98.9%)	Value
Information Technology (7.4%) - continued
12,250	Linear Technology Corporation	$266,805
2,170	Xerox Corporation	13,259

	Total Information Technology	5,370,013

Materials (6.5%)
11,480	Air Products and Chemicals, Inc.	756,532
9,430	Airgas, Inc.	406,622
37,570	Celanese Corporation	782,959
45,020	International Paper Company	569,953
13,490	Pactiv Corporation[a]	294,891
89,420	Steel Dynamics, Inc.	1,113,279
16,400	Terra Industries, Inc.	434,600
7,220	Vulcan Materials Company[b]	343,311

	Total Materials	4,702,147

Telecommunications Services (1.6%)
13,884	Embarq Corporation	507,599
141,520	Sprint Nextel Corporation[a]	617,027

	Total Telecommunications Services	1,124,626

Utilities (13.5%)
40,140	American Electric Power Company, Inc.	1,058,893
39,293	CMS Energy Corporation	472,302
43,859	DPL, Inc.	983,757
35,835	Edison International, Inc.	1,021,656
27,325	Entergy Corporation	1,769,840
14,260	EQT Corporation	479,564
22,129	FirstEnergy Corporation	905,076
22,307	PG&E Corporation	828,036
59,765	PPL Corporation	1,787,571
8,489	Sempra Energy	390,664

	Total Utilities	9,697,359

	Total Common Stock (cost $79,407,087)	71,183,297

Shares	Collateral Held for Securities Loaned (6.0%)	Value
4,352,512	Thrivent Financial Securities Lending Trust	4,352,512

	Total Collateral Held for Securities Loaned (cost $4,352,512)	4,352,512

Shares	Short-Term Investments (0.8%)	Value
605,383	Thrivent Money Market Fund	605,383

	Total Short-Term Investments (at amortized cost)	605,383

	Total Investments (cost $84,364,982) 105.7%	$76,141,192

	Other Assets and Liabilities, Net (5.7%)	(4,128,376)

	Total Net Assets 100.0%	$72,012,816

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,156,188
Gross unrealized depreciation	(12,379,978)

Net unrealized appreciation (depreciation)	($8,223,790)

Cost for federal income tax purposes	$84,364,982

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Partner Mid Cap Value Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$76,141,192	$–
Level 2	–	–
Level 3	–	–

Totals (Level 1,2,3)	$76,141,192	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$6,327,498	$9,584,611	$15,306,726	605,383	$605,383	$19,689
Thrivent Financial Securities Lending Trust	2,746,527	14,181,342	12,575,357	4,352,512	4,352,512	11,378
Total Value and Income Earned	9,074,025				4,957,895	31,067

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (13.7%)
193,700	Advance Auto Parts, Inc.	$8,474,375
208,800	Autoliv, Inc.	5,151,096
187,900	Career Education Corporation[a]	4,141,316
145,800	CEC Entertainment, Inc.[a]	4,441,068
222,900	Discovery Communications, Inc.[a]	4,232,871
250,500	Dollar Tree, Inc.[a]	10,606,170
398,800	Gap, Inc.	6,197,352
142,700	Guess ?, Inc.	3,715,908
223,200	KB Home[b]	4,033,224
151,700	Kohl’s Corporation[a]	6,879,595
153,600	McGraw-Hill Companies, Inc.	4,631,040
57,000	Panera Bread Company[a,b]	3,192,570
179,400	Penn National Gaming, Inc.[a]	6,103,188
175,800	Ross Stores, Inc.	6,669,852
326,000	Toll Brothers, Inc.[a]	6,604,760
268,000	WMS Industries, Inc.[a]	8,605,480

	Total Consumer Discretionary	93,679,865

Consumer Staples (3.9%)
87,400	Church & Dwight Company, Inc.	4,755,434
103,300	J.M. Smucker Company	4,070,020
187,300	Kroger Company	4,049,426
70,600	Ralcorp Holdings, Inc.[a]	4,035,496
366,800	TreeHouse Foods, Inc.[a]	9,753,212

	Total Consumer Staples	26,663,588

Energy (8.0%)
435,700	BJ Services Company	6,051,873
97,300	Comstock Resources, Inc.[a]	3,352,958
295,600	Forest Oil Corporation[a]	4,729,600
210,000	Helmerich & Payne, Inc.[b]	6,472,200
226,500	National Oilwell Varco, Inc.[a]	6,858,420
649,400	Patterson-UTI Energy, Inc.	8,253,874
142,800	Petrohawk Energy Corporation[a]	3,370,080
93,600	Range Resources Corporation	3,741,192
113,800	Southwestern Energy Company[a]	4,080,868
275,100	Weatherford International, Ltd.[a]	4,574,913
315,400	Willbros Group, Inc.[a]	3,614,484

	Total Energy	55,100,462

Financials (14.2%)
148,164	Commerce Bancshares, Inc.	4,904,228
154,400	Cousins Properties, Inc.[b]	1,304,680
270,600	Duke Realty Corporation[b]	2,643,762
74,800	Eaton Vance Corporation	2,047,276
166,800	Endurance Specialty Holdings, Ltd.	4,363,488
282,900	Equity One, Inc.[b]	4,209,552
166,600	Fidelity National Financial, Inc.	3,020,458
156,200	Hanover Insurance Group, Inc.	4,682,876
608,150	HCC Insurance Holdings, Inc.	14,546,948
688,800	Host Marriott Corporation	5,296,872
143,300	Lazard, Ltd.	3,912,090
414,200	Marshall & Ilsley Corporation[b]	2,394,076
630,079	New York Community Bancorp, Inc.[b]	7,126,193
74,100	PartnerRe, Ltd.	5,052,879
236,600	Rayonier, Inc. REIT	9,137,492
519,650	W.R. Berkley Corporation	12,424,832
138,300	Westamerica Bancorporation[b]	7,417,029
228,700	Zions Bancorporation[b]	2,499,691

	Total Financials	96,984,422

Health Care (9.9%)
118,400	Beckman Coulter, Inc.	6,223,104
254,500	BioMarin Pharmaceutical, Inc.[a,b]	3,272,870
98,200	C.R. Bard, Inc.	7,034,066
113,300	Charles River Laboratories International, Inc.[a,b]	3,132,745
372,300	Community Health Systems, Inc.[a]	8,503,332
275,800	Coventry Health Care, Inc.[a]	4,387,978
64,500	Henry Schein, Inc.[a]	2,647,080
371,700	Hologic, Inc.[a]	5,523,462
211,400	Kinetic Concepts, Inc.[a]	5,234,264
50,500	NuVasive, Inc.[a,b]	1,913,950
102,800	Shire Pharmaceuticals Group plc ADR	3,831,356
51,000	United Therapeutics Corporation[a]	3,203,310
109,000	Varian Medical Systems, Inc.[a]	3,637,330
101,400	Varian, Inc.[a]	3,348,228
198,700	Vertex Pharmaceuticals, Inc.[a]	6,123,934

	Total Health Care	68,017,009

Industrials (13.6%)
54,400	Alliant Techsystems, Inc.[a]	4,332,960
533,800	BE Aerospace, Inc.[a]	5,759,702
269,300	Continental Airlines, Inc.[a,b]	2,833,036
116,400	CSX Corporation	3,444,276
215,100	IDEX Corporation	5,431,275
438,100	Monster Worldwide, Inc.[a]	6,045,780
144,000	Navistar International Corporation[a]	5,443,200
252,200	Oshkosh Corporation	2,421,120
148,000	Pall Corporation	3,908,680
164,500	Parker-Hannifin Corporation	7,460,075
415,500	Polypore International, Inc.[a]	3,132,870
132,200	Rockwell Automation, Inc.	4,176,198
164,800	Rockwell Collins, Inc.	6,320,080
128,700	Roper Industries, Inc.	5,867,433
257,200	Shaw Group, Inc.[a]	8,623,916
144,500	SPX Corporation	6,671,565
143,800	Tyco International, Ltd.	3,416,688
310,000	Werner Enterprises, Inc.	5,068,500
122,000	WESCO International, Inc.[a]	3,172,000

	Total Industrials	93,529,354

Information Technology (17.9%)
234,700	Akamai Technologies, Inc.[a]	5,168,094
3,086,800	Atmel Corporation[a]	11,853,312
505,200	CIENA Corporation[a,b]	6,037,140
1,908,600	Compuware Corporation[a]	14,276,328
540,000	eBay, Inc.[a]	8,893,800
354,300	F5 Networks, Inc.[a]	9,661,761
499,900	FormFactor, Inc.[a,b]	8,713,257
308,400	Juniper Networks, Inc.[a]	6,676,860
158,200	Lam Research Corporation[a]	4,410,616
185,000	Novellus Systems, Inc.[a]	3,341,100
192,900	Paychex, Inc.	5,210,229
402,900	PMC-Sierra, Inc.[a]	3,190,968
303,100	Polycom, Inc.[a]	5,649,784
102,800	Sybase, Inc.[a]	3,491,088

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (98.0%)	Value
Information Technology (17.9%) - continued
1,161,100	Teradyne, Inc.[a]	$6,896,934
899,400	TIBCO Software, Inc.[a]	5,684,208
216,400	Western Digital Corporation[a]	5,089,728
155,900	Xilinx, Inc.	3,186,596
249,300	Zebra Technologies Corporation[a]	5,297,625

	Total Information Technology	122,729,428

Materials (10.5%)
532,200	Albemarle Corporation	14,273,604
237,448	Ball Corporation	8,956,538
34,200	CF Industries Holdings, Inc.	2,464,110
349,200	Commercial Metals Company	5,196,096
401,300	Crown Holdings, Inc.[a]	8,848,665
279,900	Owens-Illinois, Inc.[a]	6,826,761
419,800	Packaging Corporation of America	6,662,226
254,000	Sealed Air Corporation	4,841,240
238,485	Silgan Holdings, Inc.	11,087,168
251,300	Steel Dynamics, Inc.	3,128,685

	Total Materials	72,285,093

Telecommunications Services (1.0%)
1,360,700	Cincinnati Bell, Inc.[a]	3,796,353
98,500	Telephone and Data Systems, Inc.	2,823,995

	Total Telecommunications Services	6,620,348

Utilities (5.3%)
157,600	Alliant Energy Corporation	3,523,936
233,900	DPL, Inc.	5,246,377
48,300	Entergy Corporation	3,128,391
129,500	EQT Corporation	4,355,085
67,200	FirstEnergy Corporation	2,748,480
111,900	National Fuel Gas Company	3,660,249
465,300	NV Energy, Inc.	4,769,325
170,100	Pepco Holdings, Inc.	2,032,695
177,000	Portland General Electric Company	3,233,790
171,100	UGI Corporation	3,925,034

	Total Utilities	36,623,362

	Total Common Stock (cost $764,994,593)	672,232,931

Shares	Collateral Held for Securities Loaned (8.6%)	Value
58,862,376	Thrivent Financial Securities Lending Trust	58,862,376

	Total Collateral Held for Securities Loaned (cost $58,862,376)	58,862,376

Shares or Principal Amount	Short-Term Investments (1.8%)[c]	Value
	Chariot Funding, LLC
11,305,000	0.200%, 5/1/2009	11,305,000
1,058,222	Thrivent Money Market Fund	1,058,222

	Total Short-Term Investments (at amortized cost)	12,363,222

	Total Investments (cost $836,220,191) 108.4%	$743,458,529

	Other Assets and Liabilities, Net (8.4%)	(57,590,626)

	Total Net Assets 100.0%	$685,867,903

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$48,741,682
Gross unrealized depreciation	(141,503,344)

Net unrealized appreciation (depreciation)	($92,761,662)

Cost for federal income tax purposes	$836,220,191

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Mid Cap Stock Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$732,153,529	$–
Level 2	11,305,000	–
Level 3	–	–

Totals (Level 1,2,3)	$743,458,529	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$1,614,580	$19,332,244	$19,888,602	1,058,222	$1,058,222	$11,258
Thrivent Financial Securities Lending Trust	77,710,896	180,495,212	199,343,732	58,862,376	58,862,376	346,717
Total Value and Income Earned	79,325,476				59,920,598	357,975

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (101.1%)	Value
Consumer Discretionary (15.8%)
1,800	99 Cents Only Stores[a]	$19,332
3,700	Advance Auto Parts, Inc.	161,875
2,600	Aeropostale, Inc.[a]	88,322
7,950	American Eagle Outfitters, Inc.	117,819
1,700	American Greetings Corporation	13,345
2,200	AnnTaylor Stores Corporation[a]	16,258
1,460	Barnes & Noble, Inc.[b]	38,135
277	Blyth, Inc.	12,210
1,210	Bob Evans Farms, Inc.	29,343
4,480	BorgWarner, Inc.[b]	129,696
2,200	Boyd Gaming Corporation[b]	20,218
3,962	Brinker International, Inc.	70,207
1,540	Brink’s Home Security Holdings, Inc.[a]	40,933
2,450	Callaway Golf Company	18,498
2,800	Career Education Corporation[a]	61,712
8,500	CarMax, Inc.[a]	108,460
2,300	Cheesecake Factory, Inc.[a]	39,951
6,800	Chico’s FAS, Inc.[a]	51,952
1,300	Chipotle Mexican Grill, Inc.[a,b]	105,417
1,800	Coldwater Creek, Inc.[a]	6,210
2,470	Collective Brands, Inc.[a]	35,864
3,300	Corinthian Colleges, Inc.[a,b]	50,820
2,390	DeVry, Inc.	101,718
3,300	Dick’s Sporting Goods, Inc.[a]	62,700
3,470	Dollar Tree, Inc.[a]	146,920
3,000	DreamWorks Animation SKG, Inc.[a]	72,030
6,000	Foot Locker, Inc.	71,340
5,300	Gentex Corporation	70,861
2,300	Guess ?, Inc.	59,892
3,600	Hanesbrands, Inc.[a]	59,256
1,420	Harte-Hanks, Inc.	11,729
1,050	International Speedway Corporation	24,864
1,200	ITT Educational Services, Inc.[a]	120,924
2,000	J. Crew Group, Inc.[a,b]	34,420
1,600	John Wiley and Sons, Inc.	54,240
2,900	Lamar Advertising Company[a,b]	49,010
1,300	Life Time Fitness, Inc.[a,b]	24,388
5,400	LKQ Corporation[a]	91,692
1,400	M.D.C. Holdings, Inc.	47,852
1,900	Marvel Entertainment, Inc.[a]	56,696
1,200	Matthews International Corporation	37,584
2,160	Mohawk Industries, Inc.[a]	102,190
1,600	Netflix, Inc.[a,b]	72,496
200	NVR, Inc.[a]	101,074
1,200	Panera Bread Company[a,b]	67,212
4,900	PetSmart, Inc.	112,112
2,000	Phillips-Van Heusen Corporation	58,060
1,600	Priceline.com, Inc.[a,b]	155,344
1,700	Regis Corporation	32,538
2,500	Rent-A-Center, Inc.[a]	48,125
5,000	Ross Stores, Inc.	189,700
1,600	Ryland Group, Inc.	33,136
5,510	Saks, Inc.[a]	28,707
980	Scholastic Corporation	19,335
2,500	Scientific Games Corporation[a]	43,725
9,800	Service Corporation International	44,394
2,600	Sotheby’s Holdings, Inc.[b]	30,186
500	Strayer Education, Inc.	94,705
1,400	Thor Industries, Inc.	32,186
1,800	Timberland Company[a]	29,232
5,000	Toll Brothers, Inc.[a]	101,300
2,400	Tupperware Corporation	60,072
1,400	Under Armour, Inc.[a]	32,956
4,400	Urban Outfitters, Inc.[a]	85,756
1,800	Warnaco Group, Inc.[a]	51,912
16,089	Wendy’s/Arby’s Group, Inc.	80,445
3,360	Williams-Sonoma, Inc.	47,040

	Total Consumer Discretionary	4,188,631

Consumer Staples (4.0%)
3,300	Alberto-Culver Company	73,557
2,120	BJ’s Wholesale Club, Inc.[a]	70,681
2,680	Church & Dwight Company, Inc.	145,819
2,900	Corn Products International, Inc.	69,310
2,250	Energizer Holdings, Inc.[a]	128,925
3,000	Flowers Foods, Inc.	69,300
2,800	Hansen Natural Corporation[a]	114,128
730	Lancaster Colony Corporation	31,974
2,100	NBTY, Inc.[a]	54,411
2,160	PepsiAmericas, Inc.	53,071
2,200	Ralcorp Holdings, Inc.[a]	125,752
1,490	Ruddick Corporation	38,233
4,600	Smithfield Foods, Inc.[a,b]	39,744
1,030	Tootsie Roll Industries, Inc.[b]	25,105
940	Universal Corporation	28,350

	Total Consumer Staples	1,068,360

Energy (6.7%)
5,500	Arch Coal, Inc.[b]	76,835
1,400	Bill Barrett Corporation[a]	36,372
3,200	Cimarex Energy Company	86,080
1,800	Comstock Resources, Inc.[a]	62,028
2,000	Encore Acquisition Company[a]	58,380
2,416	Exterran Holdings, Inc.[a,b]	49,890
4,800	FMC Technologies, Inc.[a]	164,304
3,700	Forest Oil Corporation[a]	59,200
4,000	Frontier Oil Corporation	50,840
3,800	Helix Energy Solutions Group, Inc.[a]	34,542
4,040	Helmerich & Payne, Inc.[b]	124,513
3,500	Mariner Energy, Inc.[a]	39,830
5,100	Newfield Exploration Company[a]	159,018
2,100	Oceaneering International, Inc.[a]	95,697
890	Overseas Shipholding Group, Inc.	25,552
2,500	Patriot Coal Corporation[a,b]	15,750
5,900	Patterson-UTI Energy, Inc.	74,989
4,642	Plains Exploration & Production Company[a]	87,595
6,700	Pride International, Inc.[a]	152,090
4,300	Quicksilver Resources, Inc.[a,b]	34,959
4,800	Southern Union Company	76,368
3,000	Superior Energy Services, Inc.[a]	57,630
2,010	Tidewater, Inc.	86,932
1,800	Unit Corporation[a]	49,122

	Total Energy	1,758,516

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (101.1%)	Value
Financials (18.4%)
1,600	Affiliated Managers Group, Inc.[a]	$90,960
1,500	Alexandria Real Estate Equities, Inc.[b]	54,720
5,400	AMB Property Corporation	103,086
2,850	American Financial Group, Inc.	50,103
5,100	AmeriCredit Corporation[a,b]	51,867
5,500	Apollo Investment Corporation[b]	26,400
3,700	Arthur J. Gallagher & Company	83,176
4,878	Associated Banc-Corp	75,463
3,120	Astoria Financial Corporation	25,771
2,800	BancorpSouth, Inc.	65,100
1,870	Bank of Hawaii Corporation	65,712
2,000	BRE Properties, Inc.	49,140
4,500	Brown & Brown, Inc.	87,570
2,000	Camden Property Trust	54,260
1,900	Cathay General Bancorp	21,318
1,600	City National Corporation	58,560
7,800	Colonial BancGroup, Inc.[b]	5,928
2,540	Commerce Bancshares, Inc.	84,074
2,000	Corporate Office Properties Trust	61,120
1,700	Cousins Properties, Inc.[b]	14,365
2,300	Cullen/Frost Bankers, Inc.	108,307
8,200	Duke Realty Corporation[b]	80,114
4,500	Eaton Vance Corporation	123,165
1,400	Equity One, Inc.[b]	20,832
1,000	Essex Property Trust, Inc.	63,490
2,390	Everest Re Group, Ltd.	178,390
2,300	Federal Realty Investment Trust[b]	126,960
8,872	Fidelity National Financial, Inc.	160,849
3,600	First American Corporation	101,088
5,600	First Niagara Financial Group, Inc.	75,824
3,150	FirstMerit Corporation	61,141
6,700	Fulton Financial Corporation	44,287
1,960	Hanover Insurance Group, Inc.	58,761
4,400	HCC Insurance Holdings, Inc.	105,248
2,400	Highwoods Properties, Inc.	57,576
1,550	Horace Mann Educators Corporation	13,609
3,600	Hospitality Properties Trust	44,064
2,000	International Bancshares Corporation	27,020
4,700	Jefferies Group, Inc.[b]	91,979
1,300	Jones Lang LaSalle, Inc.	41,951
3,900	Liberty Property Trust	94,926
3,000	Macerich Company[b]	52,590
2,600	Mack-Cali Realty Corporation	69,836
1,400	Mercury General Corporation	47,292
3,900	Nationwide Health Properties, Inc.	96,291
13,310	New York Community Bancorp, Inc.[b]	150,536
4,100	NewAlliance Bancshares, Inc.	52,931
9,006	Old Republic International Corporation	84,386
3,200	Omega Healthcare Investors, Inc.	50,304
900	PacWest Bancorp	13,113
1,555	Potlatch Corporation	45,733
2,650	Protective Life Corporation	22,711
3,725	Raymond James Financial, Inc.[b]	58,445
3,028	Rayonier, Inc. REIT	116,941
4,000	Realty Income Corporation[b]	89,320
3,000	Regency Centers Corporation	112,350
2,800	Reinsurance Group of America, Inc.	89,012
5,100	SEI Investments Company	71,553
2,200	SL Green Realty Corporation[b]	38,852
1,900	StanCorp Financial Group, Inc.	52,117
1,300	SVB Financial Group[a,b]	26,988
10,800	Synovus Financial Corporation[b]	34,884
4,280	TCF Financial Corporation[b]	59,535
1,900	Trustmark Corporation	41,306
5,725	UDR, Inc.	57,651
1,890	Unitrin, Inc.	32,130
5,200	Valley National Bancorp[b]	75,244
5,350	W.R. Berkley Corporation	127,918
3,300	Waddell & Reed Financial, Inc.	73,953
3,396	Washington Federal, Inc.	44,080
2,050	Webster Financial Corporation	10,722
3,900	Weingarten Realty Investors[b]	60,606
1,110	Westamerica Bancorporation	59,529
2,640	Wilmington Trust Corporation	38,306

	Total Financials	4,865,439

Health Care (11.9%)
2,700	Affymetrix, Inc.[a]	12,663
2,400	Beckman Coulter, Inc.	126,144
700	Bio-Rad Laboratories, Inc.[a]	48,783
2,600	Cerner Corporation[a,b]	139,880
2,600	Charles River Laboratories International, Inc.[a]	71,890
3,500	Community Health Systems, Inc.[a]	79,940
2,390	Covance, Inc.[a]	93,879
2,190	Edwards Lifesciences Corporation[a]	138,802
4,500	Endo Pharmaceutical Holdings, Inc.[a]	74,430
2,000	Gen-Probe, Inc.[a]	96,320
9,500	Health Management Associates, Inc.[a]	44,365
3,940	Health Net, Inc.[a]	56,894
3,400	Henry Schein, Inc.[a]	139,536
2,430	Hill-Rom Holdings, Inc.	31,541
9,900	Hologic, Inc.[a]	147,114
2,300	IDEXX Laboratories, Inc.[a,b]	90,390
2,700	Immucor, Inc.[a]	43,983
1,200	Kindred Healthcare, Inc.[a]	15,624
2,100	Kinetic Concepts, Inc.[a]	51,996
2,000	LifePoint Hospitals, Inc.[a]	51,700
2,900	Lincare Holdings, Inc.[a]	69,977
1,900	Masimo Corporation[a]	54,910
2,200	Medicis Pharmaceutical Corporation	35,354
3,980	Omnicare, Inc.[b]	102,326
2,200	OSI Pharmaceuticals, Inc.[a]	73,854
1,600	Owens & Minor, Inc.	55,488
3,020	Perrigo Company	78,279
4,500	Pharmaceutical Product Development, Inc.	88,245
2,200	Psychiatric Solutions, Inc.[a]	42,658
2,900	ResMed, Inc.[a]	111,505
4,220	Sepracor, Inc.[a]	59,966
2,270	STERIS Corporation	54,707
1,400	Techne Corporation	80,108
1,520	Teleflex, Inc.	65,330
2,200	Thoratec Corporation[a]	63,932
900	United Therapeutics Corporation[a]	56,529
1,900	Universal Health Services, Inc.	95,760

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (101.1%)	Value
Health Care (11.9%) - continued
3,170	Valeant Pharmaceuticals International[a]	$53,129
1,100	Varian, Inc.[a]	36,322
3,300	VCA Antech, Inc.[a]	82,566
6,600	Vertex Pharmaceuticals, Inc.[a]	203,412
1,600	Wellcare Health Plans, Inc.[a]	24,016

	Total Health Care	3,144,247

Industrials (15.4%)
3,500	Aecom Technology Corporation[a]	90,055
3,510	AGCO Corporation[a]	85,293
4,600	AirTran Holdings, Inc.[a,b]	31,970
1,420	Alaska Air Group, Inc.[a]	23,827
1,550	Alexander & Baldwin, Inc.	41,292
1,300	Alliant Techsystems, Inc.[a]	103,545
4,060	AMETEK, Inc.	130,773
3,900	BE Aerospace, Inc.[a]	42,081
1,540	Brink’s Company	43,659
2,900	Bucyrus International, Inc.	62,959
2,320	Carlisle Companies, Inc.	52,780
800	Clean Harbors, Inc.[a]	40,080
1,810	Con-way, Inc.	44,852
2,400	Copart, Inc.[a]	75,336
1,300	Corporate Executive Board Company	22,464
4,600	Corrections Corporation of America[a]	64,998
1,800	Crane Company	41,562
2,000	Deluxe Corporation	29,000
2,980	Donaldson Company, Inc.	98,310
1,500	Dycom Industries, Inc.[a]	12,630
1,780	Federal Signal Corporation	13,831
2,000	FTI Consulting, Inc.[a,b]	109,760
1,900	GATX Corporation	57,209
2,250	Graco, Inc.[b]	53,077
1,245	Granite Construction, Inc.	49,115
3,080	Harsco Corporation	84,854
2,070	Herman Miller, Inc.	30,781
1,710	HNI Corporation	26,505
2,130	Hubbell, Inc.	70,716
3,100	IDEX Corporation	78,275
3,200	JB Hunt Transport Services, Inc.	89,984
7,100	JetBlue Airways Corporation[a]	35,003
3,950	Joy Global, Inc.	100,725
3,500	Kansas City Southern, Inc.[a]	53,375
6,200	KBR, Inc.	96,844
1,100	Kelly Services, Inc.	12,496
2,820	Kennametal, Inc.	57,669
1,700	Korn/Ferry International[a]	18,003
2,000	Landstar System, Inc.	71,220
1,800	Lennox International, Inc.	57,402
1,600	Lincoln Electric Holdings, Inc.	71,248
3,040	Manpower, Inc.	130,994
1,100	Mine Safety Appliances Company	27,115
3,520	MPS Group, Inc.[a]	28,301
1,700	MSC Industrial Direct Company, Inc.	69,445
1,800	Navigant Consulting, Inc.[a]	26,478
1,280	Nordson Corporation	46,438
2,900	Oshkosh Corporation	27,840
3,820	Pentair, Inc.	101,765
7,490	Quanta Services, Inc.[a]	170,248
1,543	Rollins, Inc.	27,774
3,500	Roper Industries, Inc.	159,565
3,200	Shaw Group, Inc.[a]	107,296
1,940	SPX Corporation	89,570
3,700	Terex Corporation[a]	51,060
2,000	Thomas & Betts Corporation[a]	62,240
3,300	Timken Company	53,064
3,095	Trinity Industries, Inc.[b]	45,218
2,319	United Rentals, Inc.[a]	14,053
3,300	URS Corporation[a]	145,398
1,800	Wabtec Corporation	68,652
3,100	Waste Connections, Inc.[a]	79,918
1,600	Watson Wyatt Worldwide, Inc.	84,880
1,700	Werner Enterprises, Inc.	27,795
2,100	Woodward Governor Company	41,916
2,300	YRC Worldwide, Inc.[a]	6,969

	Total Industrials	4,069,550

Information Technology (14.7%)
14,900	3Com Corporation[a]	60,345
1,380	ACI Worldwide, Inc.[a]	23,833
2,630	Acxiom Corporation	25,379
3,700	ADC Telecommunications, Inc.[a]	27,232
2,060	ADTRAN, Inc.	43,569
600	Advent Software, Inc.[a,b]	19,944
2,300	Alliance Data Systems Corporation[a]	96,301
3,400	ANSYS, Inc.[a]	93,908
4,620	Arrow Electronics, Inc.[a]	105,059
17,260	Atmel Corporation[a]	66,278
5,740	Avnet, Inc.[a]	125,649
1,810	Avocent Corporation[a]	26,136
5,400	Broadridge Financial Solutions, Inc.	104,490
10,180	Cadence Design Systems, Inc.[a]	56,804
2,766	CommScope, Inc.[a]	69,427
3,400	Cree, Inc.[a,b]	93,126
2,500	Diebold, Inc.	66,075
1,400	Digital River, Inc.[a]	53,788
1,610	DST Systems, Inc.[a]	58,234
3,100	F5 Networks, Inc.[a,b]	84,537
1,600	FactSet Research Systems, Inc.[b]	85,744
1,850	Fair Isaac Corporation[b]	31,117
4,800	Fairchild Semiconductor International, Inc.[a]	29,568
2,300	Gartner, Inc.[a]	31,073
3,100	Global Payments, Inc.	99,386
3,200	Hewitt Associates, Inc.[a]	100,352
1,200	Imation Corporation	12,000
6,200	Ingram Micro, Inc.[a]	90,024
6,290	Integrated Device Technology, Inc.[a]	34,155
2,800	International Rectifier Corporation[a]	47,264
4,700	Intersil Corporation	54,520
1,400	Itron, Inc.[a]	64,400
3,200	Jack Henry & Associates, Inc.	57,664
4,800	Lam Research Corporation[a]	133,824
3,200	Lender Processing Services, Inc.	91,712
3,100	Macrovision Solutions Corporation[a]	62,682
800	ManTech International Corporation[a]	28,952
3,540	Mentor Graphics Corporation[a]	23,789

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (101.1%)	Value
Information Technology (14.7%) - continued
3,500	Metavante Technologies, Inc.[a]	$82,565
1,300	Mettler-Toledo International, Inc.[a]	80,119
2,150	National Instruments Corporation	47,386
6,100	NCR Corporation[a]	61,915
2,900	NeuStar, Inc.[a]	55,129
5,200	Palm, Inc.[a,b]	54,548
4,400	Parametric Technology Corporation[a]	49,060
1,900	Plantronics, Inc.	24,206
3,200	Polycom, Inc.[a]	59,648
10,100	RF Micro Devices, Inc.[a]	21,311
7,800	SAIC, Inc.[a]	141,180
2,360	Semtech Corporation[a]	34,031
1,700	Silicon Laboratories, Inc.[a]	56,542
1,600	SRA International, Inc.[a]	24,624
3,160	Sybase, Inc.[a]	107,313
5,480	Synopsys, Inc.[a]	119,354
1,940	Tech Data Corporation[a]	55,853
4,600	Trimble Navigation, Ltd.[a]	98,624
3,300	ValueClick, Inc.[a]	34,980
7,170	Vishay Intertechnology, Inc.[a]	42,088
8,600	Western Digital Corporation[a]	202,272
2,600	Wind River Systems, Inc.[a]	19,058
2,300	Zebra Technologies Corporation[a]	48,875

	Total Information Technology	3,899,021

Materials (7.2%)
3,090	Airgas, Inc.	133,241
3,480	Albemarle Corporation	93,334
2,600	AptarGroup, Inc.	80,678
2,500	Ashland, Inc.	54,900
2,470	Cabot Corporation	36,062
1,700	Carpenter Technology Corporation	35,139
4,400	Cliffs Natural Resources, Inc.	101,464
4,300	Commercial Metals Company	63,984
1,850	Cytec Industries, Inc.	36,741
2,800	FMC Corporation	136,444
1,300	Greif, Inc.	58,851
3,500	Louisiana-Pacific Corporation	14,245
2,560	Lubrizol Corporation	110,643
1,600	Martin Marietta Materials, Inc.	134,448
670	Minerals Technologies, Inc.	24,917
2,980	Olin Corporation	37,548
3,900	Packaging Corporation of America	61,893
2,500	Reliance Steel & Aluminum Company[b]	88,075
4,890	RPM International, Inc.	67,580
1,700	Scotts Miracle-Gro Company	57,409
1,820	Sensient Technologies Corporation	42,552
3,840	Sonoco Products Company	93,734
6,200	Steel Dynamics, Inc.	77,190
4,100	Temple-Inland, Inc.	48,954
3,800	Terra Industries, Inc.	100,700
3,820	Valspar Corporation	91,680
2,300	Worthington Industries, Inc.	34,270

	Total Materials	1,916,676

Telecommunications Services (0.6%)
8,810	Cincinnati Bell, Inc.[a]	24,580
2,000	Syniverse Holdings, Inc.[a]	25,200
3,910	Telephone and Data Systems, Inc.	112,100

	Total Telecommunications Services	161,880

Utilities (6.4%)
2,960	AGL Resources, Inc.	92,263
4,270	Alliant Energy Corporation	95,477
5,166	Aqua America, Inc.[b]	94,796
1,480	Black Hills Corporation	29,422
2,300	Cleco Corporation	48,507
4,420	DPL, Inc.	99,141
2,800	Energen Corporation	101,136
4,592	Great Plains Energy, Inc.	66,446
3,440	Hawaiian Electric Industries, Inc.	53,458
1,820	IDACORP, Inc.	43,625
7,025	MDU Resources Group, Inc.	123,429
3,060	National Fuel Gas Company	100,093
4,140	NSTAR	130,037
8,970	NV Energy, Inc.	91,943
3,660	OGE Energy Corporation	94,099
4,000	ONEOK, Inc.	104,680
3,360	PNM Resources, Inc.	28,627
4,200	UGI Corporation	96,348
3,120	Vectren Corporation	69,170
4,200	Westar Energy, Inc.	73,626
1,890	WGL Holdings, Inc.	58,855

	Total Utilities	1,695,178

	Total Common Stock (cost $31,228,769)	26,767,498

Shares	Collateral Held for Securities Loaned (11.5%)	Value
3,033,076	Thrivent Financial Securities Lending Trust	3,033,076

	Total Collateral Held for Securities Loaned (cost $3,033,076)	3,033,076

Shares or Principal Amount	Short-Term Investments (0.8%)[c]	Value
	Federal National Mortgage Association Discount Notes
200,000	0.425%, 5/14/2009[d]	199,970
128	Thrivent Money Market Fund	128

	Total Short-Term Investments (at amortized cost)	200,098

	Total Investments (cost $34,461,943) 113.4%	$30,000,672

	Other Assets and Liabilities, Net (13.4%)	(3,537,182)

	Total Net Assets 100.0%	$26,463,490

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	At April 30, 2009, $199,970 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,063,745
Gross unrealized depreciation	(8,525,016)

Net unrealized appreciation (depreciation)	($4,461,271)

Cost for federal income tax purposes	$34,461,943

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Mid Cap Index Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$29,800,702	$18,238
Level 2	199,970	–
Level 3	–	–

Totals (Level 1,2,3)	$30,000,672	$18,238

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	13	June 2009	$709,762	$728,000	$18,238
Total Futures Contracts					$18,238

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$880,872	$3,105,159	$3,985,903	128	$128	$5,119
Thrivent Financial Securities Lending Trust	2,503,733	7,658,343	7,129,000	3,033,076	3,033,076	23,572
Total Value and Income Earned	3,384,605				3,033,204	28,691

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (85.1%)	Value[a]
Australia (2.8%)
12,805	AJ Lucas Group, Ltd.	$23,955
5,788	Ansell, Ltd.	35,179
25,170	BHP Billiton, Ltd.	608,040
32,886	Billabong International, Ltd.	249,554
10,014	CSL, Ltd.	249,546
22,104	Foster’s Group, Ltd.	84,516
19,455	Monadelphous Group, Ltd.	142,528
9,066	Newcrest Mining, Ltd.	195,809
20,089	Origin Energy, Ltd.	237,515
67,759	Primary Health Care, Ltd.	213,992
32,867	United Group, Ltd.	228,633
8,638	Westpac Banking Corporation	120,426
12,833	Woolworths, Ltd.	248,947

	Total Australia	2,638,640

Austria (0.1%)
5,219	Intercell AGb	136,859

	Total Austria	136,859

Belgium (0.8%)
7,969	Anheuser-Busch InBev NV	243,948
555	Colruyt SA	126,149
3,422	EVS Broadcast Equipment SA	156,876
25,487	Fortis	62,649
1,349	Group Bruxelles Lambert SA	97,250
1,107	Solvay SA	94,889

	Total Belgium	781,761

Bermuda (0.3%)
2,291	ACE, Ltd.	106,119
61,483	Cafe De Coral Holdings, Ltd.	114,146
103,000	Noble Group, Ltd.	89,232

	Total Bermuda	309,497

Brazil (2.8%)
34,282	Banco Bradesco SA ADR	420,983
18,700	Companhia Vale do Rio Doce ADR	308,737
43,000	Companhia Vale do Rio Doce SP ADR	590,390
39,000	Lojas Renner SA	353,833
16,300	Petroleo Brasileiro SA ADR	439,774
8,300	Souza Cruz SA	176,693
13,000	Ultrapar Participacoes SA	363,275

	Total Brazil	2,653,685

Canada (3.3%)
8,300	Bank of Montreal	274,742
8,000	Barrick Gold Corporation	231,627
5,400	Canadian National Railway Company	218,299
4,500	Canadian Natural Resources, Ltd.	207,446
2,000	Canadian Utilities, Ltd.	57,823
6,130	Enbridge, Inc.	189,299
7,500	EnCana Corporation	343,732
200	Fairfax Financial Holdings, Ltd.	52,895
2,400	First Quantum Minerals, Ltd.	92,818
12,827	Groupe Aeroplan, Inc.	81,156
10,200	IAMGOLD Corporation	81,289
2,400	Metro, Inc.	74,415
2,600	Potash Corporation of Saskatchewan, Inc.	223,330
1,300	Research In Motion, Ltd.[b]	89,801
4,300	Royal Bank of Canada	152,426
3,900	Shoppers Drug Mart Corporation	141,025
11,400	Sino-Forest Corporation[b]	99,737
8,400	Suncor Energy, Inc.	211,390
7,500	Talisman Energy, Inc.	93,962
4,800	Toronto-Dominion Bank	189,458
7,800	Viterra, Inc.[b]	56,868

	Total Canada	3,163,538

Cayman Islands (0.2%)
193,500	Asia Cement China Holdings Corporation[b]	146,289

	Total Cayman Islands	146,289

Chile (0.3%)
7,600	Banco Santander Chile SA ADR	269,116

	Total Chile	269,116

China (0.9%)
951,300	Bank of China, Ltd.	352,713
450,000	PetroChina Company, Ltd.	392,204
104,000	Xinao Gas Holdings, Ltd.	142,161

	Total China	887,078

Denmark (0.4%)
5,992	Novo Nordisk AS	285,104
1,301	Novozymes AS	87,719

	Total Denmark	372,823

Finland (0.2%)
14,310	Nokia Oyj	203,250

	Total Finland	203,250

France (6.6%)
3,224	Alstom	200,976
32,200	Axa SAb	541,013
5,435	Bourbon SA	203,411
3,340	Bouygues SA	142,484
15,600	Cap Gemini SAb	583,130
15,270	Compagnie de Saint-Gobain	547,815
4,641	Euler Hermes SAc	226,441
1,757	Eurazeo	71,777
1,690	Eurofins Scientific	93,454
3,916	Eutelsat Communications[b]	84,796
2,339	Faiveley SA	170,762
1,460	Hermes International	193,632
971	Neopost SA	82,227
5,801	Orpea[b]	237,206
1,458	Rubis	82,701
8,400	Schneider Electric SAb	639,226
2,277	Sodexo	109,382
3,684	Teleperformance	106,175
5,416	Total SA	270,993
9,953	UBISOFT Entertainment SAb	194,450
716	Unibail-Rodamco	106,774
1,817	Vilmorin & Cie	171,420
3,993	Vinci SA	178,888

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (85.1%)	Value[a]
France (6.6%) - continued
37,860	Vivendi Universal SA	$1,018,017

	Total France	6,257,150

Germany (2.7%)
6,600	Adidas AG	249,364
3,538	Bayer AGb	175,865
1,627	Bilfinger Berger AG	77,259
2,787	Fielmann AG	170,829
1,554	Hochtief AG	76,108
6,181	Morphosys AGb	112,827
2,442	MTU Aero Engines Holding AG	82,229
8,695	Rhoen-Klinikum AG	182,593
2,822	RWE AG	203,433
9,702	SAP AG	373,006
11,239	Siemens AG	755,652
1,168	Software AG	72,982
672	Vossloh AG	69,148

	Total Germany	2,601,295

Greece (0.2%)
2,907	Greek Organization of Football Prognostics SA	89,682
4,529	Public Power Corporation SA	87,304

	Total Greece	176,986

Hong Kong (3.0%)
53,000	China Mobile, Ltd.	457,664
96,000	Hang Lung Group, Ltd.	351,588
8,200	Hang Seng Bank, Ltd.	90,886
16,200	Hong Kong Exchanges and Clearing, Ltd.	186,597
13,000	HongKong Electric Holdings	76,745
50,000	Hutchison Whampoa, Ltd.	294,496
132,000	Lonking Holdings, Ltd.	99,452
494,400	New World Development Company, Ltd.	646,634
123,500	Sinotruk Hong Kong, Ltd.	112,704
230,000	Swire Pacific, Ltd.	336,920
261,000	Techtronic Industries Company	154,352

	Total Hong Kong	2,808,038

Hungary (0.4%)
2,900	Richter Gedeon Nyrt	378,638

	Total Hungary	378,638

India (1.7%)
6,600	GlaxoSmithKline Pharmaceuticals, Ltd.	155,622
9,500	Grasim Industries, Ltd.	338,799
14,100	Hero Honda Motors, Ltd.	335,378
12,700	Housing Development Finance Corporation	441,433
11,000	Infosys Technologies, Ltd.	334,484

	Total India	1,605,716

Indonesia (0.4%)
250,000	PT Astra International Tbk	421,230

	Total Indonesia	421,230

Ireland (0.3%)
7,321	CRH plc	190,048
7,366	Paddy Power plc	135,660

	Total Ireland	325,708

Israel (0.5%)
11,000	Check Point Software Technologies, Ltd.[b]	254,870
6,000	Teva Pharmaceutical Industries, Ltd. ADR	263,340

	Total Israel	518,210

Italy (2.8%)
10,623	Ansaldo STS SPA[b]	169,306
16,148	Autogrill SPA	122,719
31,644	Davide Campari - Milano SPA	212,808
23,107	Enel SPA	125,251
40,435	Eni SPA	867,699
54,133	Finmeccanica SPA	762,575
4,345	Lottomatica SPA[b]	89,317
9,000	Saipem SPA	192,369
32,283	Terna-Rete Elettrica Nationale SPA	103,670

	Total Italy	2,645,714

Japan (14.0%)
5,200	AEON Mall Company, Ltd.	68,071
9,000	Air Water, Inc.	74,378
3,000	Astellas Pharmaceutical, Inc.	97,551
2,200	Benesse Corporation	84,193
19,400	Bridgestone Corporation	289,173
3,400	Capcom Company, Ltd.	59,300
5,100	Chugai Pharmaceutical Company, Ltd.	94,717
8,000	COMSYS Holdings Corporation	64,983
19,500	Daiichi Sankyo Company, Ltd.	326,058
9,584	Daiseki Company, Ltd.	183,655
15,700	Daito Trust Construction Company, Ltd.	654,661
22,000	Daiwa Securities Group, Inc.	115,255
4,000	East Japan Railway Company	225,397
13,100	Exedy Corporation	243,679
1,430	Fast Retailing Company, Ltd.	150,292
4,600	FP Corporation	160,902
10,012	Godo Steel, Ltd.	25,980
2,700	Hisamitsu Pharmaceutical Company, Inc.	76,213
3,900	Honda Motor Company, Ltd.	114,297
7,500	Hosiden Corporation	92,076
3,800	IBIDEN Company, Ltd.	111,122
68	Kakaku.com, Inc.	232,734
37	KDDI Corporation	166,389
9,000	Kirin Holdings Company, Ltd.	99,027
2,700	Lawson, Inc.	105,006
12,440	Maeda Corporation	40,093
7,299	Mars Engineering Corporation	204,455
20,329	Megane TOP Company, Ltd.	195,220
16,000	Mitsubishi Estate Company, Ltd.	209,138
7,000	Mitsubishi Logistics Corporation	66,755
100,800	Mitsubishi UFJ Financial Group, Inc.	549,851
7,500	Mitsui & Company, Ltd.	79,549
26,752	Mitsui Sumitomo Insurance Group Holdings, Inc.	729,890
24,000	Nabtesco Corporation	195,077

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (85.1%)	Value[a]
Japan (14.0%) - continued
6,000	Nichi-iko Pharmaceutical Company, Ltd.	$162,000
13,851	Nifco, Inc.	183,716
1,100	Nintendo Company, Ltd.	295,747
10	Nippon Building Fund, Inc.	81,247
10,000	Nippon Electric Glass Company, Ltd.	81,374
10,000	Nissan Chemical Industries, Ltd.	83,403
20,900	Nissan Motor Company, Ltd.	109,087
1,250	Nitori Company, Ltd.	70,335
21,000	Oji Paper Company, Ltd.	90,408
20	Osaka Securities Exchange Company, Ltd.	63,522
8,400	Pigeon Corporation	210,216
161	Rakuten, Inc.	81,908
27	Seven Bank, Ltd.	63,763
33,000	Shimadzu Corporation	201,719
253	Shimano, Inc.	7,485
13,600	Shin-Etsu Chemical Company, Ltd.	660,998
13,100	Softbank Corporation	207,242
40	Sony Financial Holdings, Inc.	125,849
93,600	Sumitomo Corporation	814,744
5,800	Sumitomo Mitsui Financial Group, Inc.	201,151
131,400	Sumitomo Trust and Banking Company, Ltd.	549,866
36,000	Suruga Bank, Ltd.	308,657
5,600	Suzuki Motor Corporation	105,621
13,300	Takeda Pharmaceutical Company, Ltd.	471,681
8,900	Tokio Marine Holdings, Inc.	234,722
13,000	Tokuyama Corporation	77,521
37	Toridoll Corporation	138,288
21,000	Toshiba Plant Systems & Services Corporation	197,406
4,000	Toyo Suisan Kaisha, Ltd.	78,205
16,900	Toyota Motor Corporation	668,881
6,300	Tsumura & Company	172,531
42,000	Ube Industries, Ltd.	79,197
8,000	Unicharm Petcare Corporation	213,432
16,000	Yokohama Rubber Company, Ltd.	69,707

	Total Japan	13,346,766

Luxembourg (0.3%)
12,000	Tenaris SA ADR	300,240

	Total Luxembourg	300,240

Malaysia (0.5%)
85,000	Bumiputra-Commerce Holdings Berhad	191,384
103,000	Public Bank Berhad	248,183

	Total Malaysia	439,567

Mexico (1.2%)
168,000	Consorcio ARA SAB de CV	51,230
13,000	Fomento Economico Mexicano SAB de CV ADR	368,029
5,100	Grupo Aeroportuario del Sureste SAB de CV ADR	158,100
202,500	Grupo Financiero Banorte SA de CV ADR	312,419
117,000	Organizacion Soriana SAB de CVb	208,051

	Total Mexico	1,097,829

Netherlands (2.3%)
3,200	Akzo Nobel NV	133,825
14,232	BinckBank NV	157,921
2,454	Furgo NV	87,858
3,183	Gemalto NVb	100,224
16,018	Imtech NV	250,004
32,400	ING Groep NV	295,330
21,020	Koninklijke (Royal) Ahold NV	230,297
3,153	Koninklijke DSM NV	97,781
5,783	Koninklijke Vopak NVb	254,661
10,341	Qiagen NVb	171,099
16,191	Reed Elsevier NV	177,885
10,953	Ten Cate NV	209,026

	Total Netherlands	2,165,911

Norway (1.5%)
97,700	Norsk Hydro ASA	430,784
39,000	StatoilHydro ASA	726,857
6,500	Tandberg ASA	91,453
39,207	Tomra Systems ASA	144,997

	Total Norway	1,394,091

Papua New Guinea (0.1%)
34,099	Lihir Gold, Ltd.[b]	73,682

	Total Papua New Guinea	73,682

Philippines (0.3%)
1,400,000	Ayala Land, Inc.	184,832
157,200	Bank of the Philippine Islands	127,992

	Total Philippines	312,824

Russia (0.4%)
9,000	LUKOIL ADR	394,942

	Total Russia	394,942

Singapore (2.9%)
355,600	Golden Agri-Resources, Ltd.	87,741
86,000	Keppel Corporation, Ltd.	343,338
189,000	Olam International, Ltd.	222,881
50,000	Oversea-Chinese Banking Corporation	197,059
289,000	Parkway Holdings, Ltd.	233,718
831,992	Raffles Education Corporation, Ltd.	242,601
177,000	SembCorp Marine, Ltd.	249,187
57,900	Singapore Airlines, Ltd.	416,418
342,000	Singapore Telecommunications, Ltd.	587,649
71,038	StarHub, Ltd.	87,443
14,000	United Overseas Bank, Ltd.	107,907

	Total Singapore	2,775,942

South Africa (0.8%)
49,000	Massmart Holdings, Ltd.	423,005
80,000	Truworths International, Ltd.	319,311

	Total South Africa	742,316

South Korea (2.0%)
13,399	Busan Bank	73,494

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (85.1%)	Value[a]
South Korea (2.0%) - continued
5,540	L&F Company, Ltd.	$203,216
1,256	MegaStudy Company, Ltd.	212,673
500	Samsung Electronics Company, Ltd.	230,879
1,500	Samsung Electronics Company, Ltd. GDR[d]	346,063
750	Shinsegae Company, Ltd.	267,520
4,221	SODIFF Advanced Materials Company, Ltd.	268,311
3,419	Taewoong Company, Ltd.	251,631

	Total South Korea	1,853,787

Spain (3.2%)
32,761	Banco Bilbao Vizcaya Argentaria SA	355,052
6,681	Banco Santander Central Hispano SA	64,264
4,438	Grifols SA	77,877
105,993	Iberdrola SA	834,676
3,310	Indra Sistemas SA	65,466
21,735	Laboratorios Almirall SA	196,160
25,523	Mapfre SA	72,750
73,647	Telefonica SA	1,395,326

	Total Spain	3,061,571

Sweden (1.0%)
7,884	Elekta AB	90,955
2,172	Hennes & Mauritz AB	96,697
26,969	Securitas ABb	223,460
10,720	SSAB Svenskt Stal AB	96,135
49,131	Telefonaktiebolaget LM Ericsson	417,310

	Total Sweden	924,557

Switzerland (5.7%)
5,123	ABB, Ltd.[b]	72,520
3,742	Actelion, Ltd.[b]	170,477
16,000	Adecco SA	629,708
208	Galenica AG	59,872
800	Givaudan SA	506,472
1,400	Holcim, Ltd.	71,008
46,134	Nestle SA	1,503,749
37,715	Novartis AG	1,427,384
1,063	Pargesa Holding SA	67,239
3,856	Roche Holding AG	486,236
1,801	Schulthess Group AG	84,918
1,169	Transocean, Ltd.[b]	78,884
95	Vetropack Holding AG	107,203
743	Zurich Financial Services AG	138,066

	Total Switzerland	5,403,736

Taiwan (1.5%)
105,000	Taiwan Mobile Company, Ltd.	165,804
275,983	Taiwan Semiconductor Manufacturing Company, Ltd.	467,029
78,737	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	832,250

	Total Taiwan	1,465,083

Thailand (0.7%)
86,000	PTT Exploration & Production Public Company, Ltd.	249,996
113,000	Siam Cement Public Company, Ltd.	388,827

	Total Thailand	638,823

Turkey (0.8%)
129,500	Akbank TAS	500,213
9,000	BIM Birlesik Magazalar AS	245,834

	Total Turkey	746,047

United Kingdom (14.9%)
159,185	Aegis Group plc	213,087
10,715	Aggreko plc	90,870
14,700	AstraZeneca plc	514,702
6,352	Autonomy Corporation plc[b]	133,253
50,383	Babcock International Group plc	323,189
41,509	BAE Systems plc	218,334
12,512	Balfour Beatty plc	61,783
28,832	BG Group plc	460,365
6,060	BHP Billiton plc	125,769
147,956	BP Amoco plc	1,045,498
16,241	British American Tobacco plc	391,663
71,900	British Sky Broadcasting Group plc	511,830
53,826	Cable & Wireless plc	118,529
9,812	Capita Group plc	98,926
2,275	Chemring Group plc	70,575
39,698	Cobham plc	102,839
23,774	Compass Group plc	113,039
30,507	Connaught plc	160,428
24,306	Croda International plc	193,912
14,998	De La Rue plc	212,577
31,471	Dignity plc	243,891
18,825	Experian plc	123,950
31,223	GAME GROUP plc	90,815
66,801	GlaxoSmithKline plc	1,028,904
38,919	Group 4 Securicor plc	107,914
11,641	Imperial Tobacco Group plc	265,592
11,480	Inmarsat plc	81,843
4,993	Intertek Group plc	74,857
183,400	Kingfisher plc	499,222
23,354	Marks and Spencer Group plc	115,696
42,125	Micro Focus International plc	197,888
74,200	Pearson plc	765,610
10,411	Petrofac, Ltd.	87,819
6,651	Reckitt Benckiser Group plc	261,074
7,489	Reed Elsevier plc	55,507
4,231	Rio Tinto plc	171,903
20,973	Rotork plc	250,829
12,148	Royal Dutch Shell plc, Class A	279,666
12,476	Royal Dutch Shell plc, Class B	282,327
42,149	RSA Insurance Group plc	81,081
28,832	Sage Group plc	78,507
9,056	Smiths Group plc	97,313
41,267	Standard Chartered plc	638,338
16,041	Tesco plc	79,477
9,138	Ultra Electronics Holdings	160,211
35,100	Unilever plc	683,421
10,915	United Utilities Group plc	81,622
478,400	Vodafone Group plc	879,236
37,057	VT Group plc	252,163
36,521	William Morrison Supermarkets plc	132,281
85,700	WPP plc	586,321

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (85.1%)	Value[a]
United Kingdom (14.9%) - continued
30,420	Xstrata plc	$268,173

	Total United Kingdom	14,164,619

United States (0.3%)
3,273	iShares MSCI EAFE Index Fund	137,204
1,452	Synthes, Inc.	146,902

	Total United States	284,106

	Total Common Stock (cost $96,733,193)	80,887,660

Principal Amount	Long-Term Fixed Income (8.7%)	Value[a]
Argentina (0.2%)
	Argentina Bonos
80,000	1.683%, 8/3/2009[e]	21,080
280,000	7.000%, 10/3/2015	76,440
	Republic of Argentina International Bond
680,000	2.500%, 3/31/2019[f]	127,160

	Total Argentina	224,680

Bermuda (0.1%)
	Digicel Group, Ltd.
100,000	8.875%, 1/15/2015	72,500

	Total Bermuda	72,500

Brazil (0.8%)
	Federative Republic of Brazil International Bond
640,000	6.000%, 1/17/2017	649,280
90,000	8.250%, 1/20/2034	102,375
	Independencia International, Ltd.
170,000	9.875%, 5/15/2015[d,g]	22,100

	Total Brazil	773,755

Colombia (0.3%)
	Colombia Government International Bond
80,000	7.375%, 3/18/2019	84,088
200,000	7.375%, 9/18/2037	200,500

	Total Colombia	284,588

Dominican Republic (<0.1%)
	Dominican Republic International Bond
32,789	9.040%, 1/23/2018	28,445

	Total Dominican Republic	28,445

Ecuador (0.1%)
	Republic of Ecuador International Bond
220,000	10.000%, 8/15/2030[h]	70,950

	Total Ecuador	70,950

Indonesia (0.9%)
	Republic of Indonesia Government International Bond
600,000	11.625%, 3/4/2019	707,242
200,000	6.625%, 2/17/2037	147,632

	Total Indonesia	854,874

Ireland (0.2%)
	VIP Finance Ireland, Ltd.
100,000	9.125%, 4/30/2018[d]	71,250
140,000	9.125%, 4/30/2018	99,754

	Total Ireland	171,004

Kazakhstan (0.1%)
	KazMunaiGaz Finance Sub BV
100,000	8.375%, 7/2/2013[d]	89,000

	Total Kazakhstan	89,000

Lebanon (0.2%)
	Lebanon Government International Bond
207,000	4.000%, 12/31/2017	173,621

	Total Lebanon	173,621

Malaysia (0.2%)
	Malaysia Government International Bond
180,000	7.500%, 7/15/2011	196,364

	Total Malaysia	196,364

Mexico (1.1%)
	Mexican Bonos
3,900,000	10.000%, 12/5/2024[i]	334,320
	Mexico Government International Bond
60,000	5.950%, 3/19/2019	59,700
190,000	7.500%, 4/8/2033	199,025
30,000	6.750%, 9/27/2034	29,130
	Pemex Project Funding Master Trust
110,000	5.750%, 3/1/2018	99,550
	Petroleos Mexicanos
210,000	8.000%, 5/3/2019	223,430
	United Mexican States
20,000	6.050%, 1/11/2040	17,450

	Total Mexico	962,605

Netherlands (0.2%)
	Kazkommerts International BV
180,000	8.000%, 11/3/2015	99,000
	Majapahit Holding BV
100,000	7.750%, 10/17/2016	83,685
	TuranAlem Finance BV
150,000	8.000%, 3/24/2014	30,750

	Total Netherlands	213,435

Panama (0.1%)
	Republic of Panama International Bond
20,000	9.375%, 4/1/2029	23,400
140,000	6.700%, 1/26/2036	135,100

	Total Panama	158,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value[a]
Peru (0.3%)
	Republic of Peru International Bond
$180,000	7.125%, 3/30/2019	$194,400
120,000	6.550%, 3/14/2037	116,076

	Total Peru	310,476

Philippines (0.6%)
	Republic of the Philippines Government International Bond
100,000	8.375%, 6/17/2019	110,500
330,000	10.625%, 3/16/2025	420,338
50,000	9.500%, 2/2/2030	59,625

	Total Philippines	590,463

Qatar (0.1%)
	Qatar Government International Bond
100,000	6.550%, 4/9/2019	103,765

	Total Qatar	103,765

Russia (0.8%)
	Russian Federation International Bond
787,200	7.500%, 3/31/2030	766,323

	Total Russia	766,323

Serbia And Montenegro (<0.1%)
	Republic of Serbia International Bond
50,000	3.750%, 11/1/2009[f]	37,500

	Total Serbia And Montenegro	37,500

South Africa (0.1%)
	Republic of South Africa International Bond
90,000	5.875%, 5/30/2022	82,275

	Total South Africa	82,275

South Korea (0.2%)
	Hana Bank
220,000	6.500%, 4/9/2012	224,050

	Total South Korea	224,050

Turkey (0.8%)
	Republic of Turkey Government International Bond
165,834	12.000%, 8/14/2013	110,880
	Republic of Turkey International Bond
360,000	6.750%, 4/3/2018	341,100
60,000	7.000%, 3/11/2019	58,050
60,000	7.500%, 11/7/2019[c]	59,571
180,000	7.250%, 3/5/2038	160,200

	Total Turkey	729,801

Ukraine (0.4%)
	Ukraine Government International Bond
100,000	6.875%, 3/4/2011	72,000
300,000	7.650%, 6/11/2013	196,500
200,000	6.580%, 11/21/2016	119,000

	Total Ukraine	387,500

Uruguay (0.3%)
	Uruguay Government International Bond
332,000	7.625%, 3/21/2036	283,860

	Total Uruguay	283,860

Venezuela (0.6%)
	Petroleos de Venezuela SA
30,000	5.250%, 4/12/2017	13,605
240,000	5.375%, 4/12/2027	92,040
280,000	5.500%, 4/12/2037	107,100
	Venezuela Government International Bond
170,000	10.750%, 9/19/2013	136,000
330,000	6.000%, 12/9/2020	160,050
60,000	7.650%, 4/21/2025	31,710

	Total Venezuela	540,505

	Total Long-Term Fixed Income (cost $8,773,763)	8,330,839

Shares	Preferred Stock (0.7%)	Value[a]
South Korea (0.7%)
2,500	Samsung Electronics Company, Ltd.	646,537

	Total South Korea	646,537

	Total Preferred Stock (cost $895,254)	646,537

Shares or Principal Amount	Short-Term Investments (4.3%)[j]	Value
	Federal Home Loan Bank Discount Notes
600,000	0.190%, 5/13/2009[k]	599,962
200,000	0.220%, 5/14/2009[k]	199,984
	Federal National Mortgage Association Discount Notes
400,000	0.380%, 5/14/2009[k]	399,945
2,860,564	Thrivent Money Market Fund	2,860,564

	Total Short-Term Investments (at amortized cost)	4,060,455

	Total Investments (cost $110,462,665) 98.8%	$93,925,491

	Other Assets and Liabilities, Net 1.2%	1,096,491

	Total Net Assets 100.0%	$95,021,982

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

a	Security is fair valued as discussed in the Notes to Schedule of Investments.
b	Non-income producing security.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2009, the value of these investments was $528,413 or 0.6% of total net assets.

e	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
f	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
g	In bankruptcy.
h	Defaulted security.
i	Principal amount is displayed in Mexican Pesos.
j	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
k	At April 30, 2009, $1,199,891 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,662,043
Gross unrealized depreciation	(19,199,217)
Net unrealized appreciation (depreciation)	($16,537,174)

Cost for federal income tax purposes	$110,462,665

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$13,638,623	$115,076
Level 2	80,227,297	–
Level 3	59,571	–

Totals (Level 1,2,3)	$93,925,491	$115,076

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Fund as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value October 31, 2008	$–	$–
Accrued Discounts/(Premiums)	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Gain/(Loss)	–	–
Net Purchases/(Sales)	59,571	–
Transfers In and/or (Out of) Level 3	–	–

Value April 30, 2009	$59,571	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	26	June 2009	$1,417,348	$1,511,640	$94,292
Total Futures Contracts					$94,292

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases
Australian Dollar	172,288	5/1/2009 - 5/5/2009	$121,799	$125,210	$3,411
Brazilian Real	211,708	8/3/2009	95,000	94,718	(282)
British Pound	12,234	5/1/2009 - 5/5/2009	17,937	18,098	161
Canadian Dollar	94,435	5/1/2009 - 5/5/2009	78,566	79,137	571
EURO	39,058	5/1/2009 - 5/5/2009	51,442	51,677	235
Hong Kong Dollar	1,284,152	5/1/2009 - 5/5/2009	165,697	165,695	(2)
Mexican Peso	1,299,512	5/18/2009	93,155	93,853	698
South Korea Won	121,861,249	5/20/2009	95,000	95,323	323
Total Foreign Currency
Forward Contracts Purchases			$718,596	$723,711	$5,115

Sales
Australian Dollar	134,064	5/1/2009 - 5/5/2009	$96,459	$97,430	($971)
British Pound	119,240	5/1/2009 - 5/5/2009	175,747	176,390	(643)
EURO	128,358	5/1/2009 - 5/5/2009	169,288	169,830	(542)
Hong Kong Dollar	73,425	5/1/2009 - 5/5/2009	9,474	9,474	–
Japanese Yen	26,281,291	5/1/2009 - 5/5/2009	272,413	266,491	5,922
Mexican Peso	6,025,554	5/18/2009	448,660	435,178	13,482
Singapore Dollar	142,704	5/1/2009 -5/5/2009	96,216	96,389	(173)
Swiss Franc	45,978	5/1/2009 - 5/5/2009	40,235	40,282	(47)
Turkish Lira	173,197	6/17/2009	105,750	107,109	(1,359)
Total Foreign Currency
Forward Contracts Sales			$1,414,242	$1,398,573	$15,669

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$20,784

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$5,901,139	$30,738,612	$33,779,187	2,860,564	$2,860,564	$43,128
Total Value and Income Earned	5,901,139				2,860,564	43,128

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner International Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.6%)	Value[a]
Australia (3.0%)
153,771	BHP Billiton, Ltd.	$3,714,698
61,479	CSL, Ltd.	1,532,038
136,769	Foster’s Group, Ltd.	522,943
55,811	Newcrest Mining, Ltd.	1,205,416
123,338	Origin Energy, Ltd.	1,458,239
53,286	Westpac Banking Corporation	742,883
79,007	Woolworths, Ltd.	1,532,655

	Total Australia	10,708,872

Belgium (1.1%)
49,409	Anheuser-Busch InBev NV	1,512,518
3,447	Colruyt SA	783,487
157,231	Fortis	386,483
8,349	Group Bruxelles Lambert SA	601,886
6,849	Solvay SA	587,077

	Total Belgium	3,871,451

Bermuda (0.3%)
14,133	ACE, Ltd.	654,641
639,000	Noble Group, Ltd.	553,584

	Total Bermuda	1,208,225

Brazil (0.6%)
125,000	Companhia Vale do Rio Doce ADR	2,063,750

	Total Brazil	2,063,750

Canada (5.6%)
54,100	Bank of Montreal	1,790,791
49,100	Barrick Gold Corporation	1,421,607
33,700	Canadian National Railway Company	1,362,346
27,900	Canadian Natural Resources, Ltd.	1,286,164
12,500	Canadian Utilities, Ltd.	361,393
37,061	Enbridge, Inc.	1,144,472
46,500	EnCana Corporation	2,131,136
1,400	Fairfax Financial Holdings, Ltd.	370,267
14,700	First Quantum Minerals, Ltd.	568,512
80,507	Groupe Aeroplan, Inc.	509,367
63,300	IAMGOLD Corporation	504,469
15,100	Metro, Inc.	468,197
16,400	Potash Corporation of Saskatchewan, Inc.	1,408,699
7,900	Research In Motion, Ltd.[b]	545,711
26,400	Royal Bank of Canada	935,825
23,900	Shoppers Drug Mart Corporation	864,230
70,700	Sino-Forest Corporation[b]	618,544
52,000	Suncor Energy, Inc.	1,308,606
46,300	Talisman Energy, Inc.	580,059
29,400	Toronto-Dominion Bank	1,160,429
47,900	Viterra, Inc.[b]	349,225

	Total Canada	19,690,049

China (0.6%)
6,176,500	Bank of China, Ltd.	2,290,057

	Total China	2,290,057

Denmark (0.6%)
36,344	Novo Nordisk AS	1,729,278
8,136	Novozymes AS	548,561

	Total Denmark	2,277,839

Finland (0.4%)
88,280	Nokia Oyj	1,253,873

	Total Finland	1,253,873

France (8.8%)
19,532	Alstom	1,217,574
195,300	Axa SAb	3,281,366
20,406	Bouygues SA	870,517
102,000	Cap Gemini SAb	3,812,773
98,928	Compagnie de Saint-Gobain	3,549,064
10,996	Eurazeo	449,208
24,485	Eutelsat Communications[b]	530,189
8,964	Hermes International	1,188,850
6,128	Neopost SA	518,933
54,000	Schneider Electric SAb	4,109,315
14,087	Sodexo	676,709
22,908	Teleperformance	660,219
33,411	Total SA	1,671,744
4,428	Unibail-Rodamco	660,328
24,634	Vinci SA	1,103,612
240,041	Vivendi Universal SA	6,454,460

	Total France	30,754,861

Germany (3.8%)
43,000	Adidas AG	1,624,641
21,723	Bayer AGb	1,079,795
10,268	Bilfinger Berger AG	487,585
9,630	Hochtief AG	471,634
15,122	MTU Aero Engines Holding AG	509,198
17,451	RWE AG	1,258,014
59,810	SAP AG	2,299,473
74,059	Siemens AG	4,979,346
7,338	Software AG	458,510
4,222	Vossloh AG	434,440

	Total Germany	13,602,636

Greece (0.3%)
17,988	Greek Organization of Football Prognostics SA	554,933
28,163	Public Power Corporation SA	542,889

	Total Greece	1,097,822

Hong Kong (2.2%)
50,800	Hang Seng Bank, Ltd.	563,049
70,100	Hong Kong Exchanges and Clearing, Ltd.	807,433
81,000	HongKong Electric Holdings	478,179
324,700	Hutchison Whampoa, Ltd.	1,912,458
3,039,600	New World Development Company, Ltd.	3,975,550

	Total Hong Kong	7,736,669

Ireland (0.3%)
45,164	CRH plc	1,172,423

	Total Ireland	1,172,423

Italy (3.9%)
144,725	Enel SPA	784,479

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner International Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.6%)	Value[a]
Italy (3.9%) - continued
255,296	Eni SPA	$5,478,427
9,026	Exor SPA[b]	73,876
354,540	Finmeccanica SPA	4,994,426
27,049	Lottomatica SPA[b]	556,029
59,400	Saipem SPA	1,269,634
200,720	Terna-Rete Elettrica Nationale SPA	644,572

	Total Italy	13,801,443

Japan (18.7%)
32,600	AEON Mall Company, Ltd.	426,751
56,000	Air Water, Inc.	462,797
18,700	Astellas Pharmaceutical, Inc.	608,070
13,700	Benesse Corporation	524,292
163,300	Bridgestone Corporation	2,434,123
20,900	Capcom Company, Ltd.	364,519
32,300	Chugai Pharmaceutical Company, Ltd.	599,874
51,000	COMSYS Holdings Corporation	414,264
135,300	Daiichi Sankyo Company, Ltd.	2,262,343
104,700	Daito Trust Construction Company, Ltd.	4,365,794
138,000	Daiwa Securities Group, Inc.	722,961
24,500	East Japan Railway Company	1,380,559
8,767	Fast Retailing Company, Ltd.	921,404
72,587	Godo Steel, Ltd.	188,358
17,000	Hisamitsu Pharmaceutical Company, Inc.	479,860
24,100	Honda Motor Company, Ltd.	706,297
46,200	Hosiden Corporation	567,189
23,400	IBIDEN Company, Ltd.	684,276
231	KDDI Corporation	1,038,812
59,000	Kirin Holdings Company, Ltd.	649,177
16,700	Lawson, Inc.	649,482
92,676	Maeda Corporation	298,690
101,000	Mitsubishi Estate Company, Ltd.	1,320,186
46,000	Mitsubishi Logistics Corporation	438,674
641,900	Mitsubishi UFJ Financial Group, Inc.	3,501,479
47,000	Mitsui & Company, Ltd.	498,508
170,655	Mitsui Sumitomo Insurance Group Holdings, Inc.	4,656,077
6,600	Nintendo Company, Ltd.	1,774,483
61	Nippon Building Fund, Inc.	495,608
61,000	Nippon Electric Glass Company, Ltd.	496,384
59,000	Nissan Chemical Industries, Ltd.	492,075
128,500	Nissan Motor Company, Ltd.	670,704
7,850	Nitori Company, Ltd.	441,706
132,000	Oji Paper Company, Ltd.	568,280
123	Osaka Securities Exchange Company, Ltd.	390,659
993	Rakuten, Inc.	505,184
170	Seven Bank, Ltd.	401,470
1,876	Shimano, Inc.	55,501
95,100	Shin-Etsu Chemical Company, Ltd.	4,622,125
81,300	Softbank Corporation	1,286,165
250	Sony Financial Holdings, Inc.	786,556
606,200	Sumitomo Corporation	5,276,686
35,900	Sumitomo Mitsui Financial Group, Inc.	1,245,054
856,300	Sumitomo Trust and Banking Company, Ltd.	3,583,337
61,000	Suruga Bank, Ltd.	523,002
34,700	Suzuki Motor Corporation	654,472
81,500	Takeda Pharmaceutical Company, Ltd.	2,890,377
54,300	Tokio Marine Holdings, Inc.	1,432,070
81,000	Tokuyama Corporation	483,017
23,000	Toyo Suisan Kaisha, Ltd.	449,676
109,500	Toyota Motor Corporation	4,333,874
263,000	Ube Industries, Ltd.	495,921
101,000	Yokohama Rubber Company, Ltd.	440,025

	Total Japan	65,959,227

Netherlands (2.1%)
21,400	Akzo Nobel NV	894,952
15,256	Furgo NV	546,194
19,789	Gemalto NVb	623,102
206,800	ING Groep NV	1,885,005
129,053	Koninklijke (Royal) Ahold NV	1,413,914
19,610	Koninklijke DSM NV	608,149
12,067	Koninklijke Vopak NVb	531,387
99,405	Reed Elsevier NV	1,092,127

	Total Netherlands	7,594,830

Norway (2.2%)
608,800	Norsk Hydro ASA	2,684,356
244,549	StatoilHydro ASA	4,557,746
40,200	Tandberg ASA	565,600

	Total Norway	7,807,702

Papua New Guinea (0.1%)
210,991	Lihir Gold, Ltd.[b]	455,915

	Total Papua New Guinea	455,915

Singapore (3.0%)
2,204,800	Golden Agri-Resources, Ltd.	544,014
559,500	Keppel Corporation, Ltd.	2,233,692
310,000	Oversea-Chinese Banking Corporation	1,221,762
364,800	Singapore Airlines, Ltd.	2,623,653
1,992,090	Singapore Telecommunications, Ltd.	3,422,950
88,000	United Overseas Bank, Ltd.	678,275

	Total Singapore	10,724,346

South Korea (1.0%)
7,981	Samsung Electronics Company, Ltd.	3,685,284

	Total South Korea	3,685,284

Spain (5.1%)
222,430	Banco Bilbao Vizcaya Argentaria SA	2,410,620
42,151	Banco Santander Central Hispano SA	405,448
27,593	Grifols SA	484,195
673,683	Iberdrola SA	5,305,133
20,611	Indra Sistemas SA	407,647
163,681	Mapfre SA	466,549
460,900	Telefonica SA	8,732,280

	Total Spain	18,211,872

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner International Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (97.6%)	Value[a]
Sweden (1.3%)
49,022	Elekta AB	$565,547
13,401	Hennes & Mauritz AB	596,607
67,106	SSAB Svenskt Stal AB	601,796
315,648	Telefonaktiebolaget LM Ericsson	2,681,066

	Total Sweden	4,445,016

Switzerland (9.8%)
31,606	ABB, Ltd.[b]	447,405
22,972	Actelion, Ltd.[b]	1,046,550
104,200	Adecco SA	4,100,974
1,304	Galenica AG	375,354
6,245	Givaudan SA	3,953,649
9,300	Holcim, Ltd.	471,697
304,542	Nestle SA	9,926,617
246,572	Novartis AG	9,331,910
6,655	Pargesa Holding SA	420,954
23,670	Roche Holding AG	2,984,753
7,344	Transocean, Ltd.[b]	495,573
4,651	Zurich Financial Services AG	864,260

	Total Switzerland	34,419,696

Taiwan (1.5%)
511,100	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	5,402,327

	Total Taiwan	5,402,327

United Kingdom (20.8%)
66,335	Aggreko plc	562,562
95,700	AstraZeneca plc	3,350,817
39,272	Autonomy Corporation plc[b]	823,852
66,331	Babcock International Group plc	425,490
254,844	BAE Systems plc	1,340,458
77,460	Balfour Beatty plc	382,487
176,976	BG Group plc	2,825,804
37,386	BHP Billiton plc	775,909
936,066	BP Amoco plc	6,614,498
99,711	British American Tobacco plc	2,404,599
458,800	British Sky Broadcasting Group plc	3,266,032
335,626	Cable & Wireless plc	739,072
60,531	Capita Group plc	610,280
14,083	Chemring Group plc	436,883
247,533	Cobham plc	641,242
148,241	Compass Group plc	704,846
116,133	Experian plc	764,657
191,140	GAME GROUP plc	555,946
420,396	GlaxoSmithKline plc	6,475,155
242,676	Group 4 Securicor plc	672,887
71,470	Imperial Tobacco Group plc	1,630,605
71,071	Inmarsat plc	506,675
30,911	Intertek Group plc	463,432
1,348,100	Kingfisher plc	3,669,583
144,076	Marks and Spencer Group plc	713,752
449,600	Pearson plc	4,639,061
64,276	Petrofac, Ltd.	542,181
40,833	Reckitt Benckiser Group plc	1,602,834
46,202	Reed Elsevier plc	342,442
26,309	Rio Tinto plc	1,068,920
31,662	Rotork plc	378,665
75,090	Royal Dutch Shell plc, Class A	1,728,692
77,120	Royal Dutch Shell plc, Class B	1,745,194
260,023	RSA Insurance Group plc	500,198
178,518	Sage Group plc	486,092
56,234	Smiths Group plc	604,274
127,794	Standard Chartered plc	1,976,780
101,217	Tesco plc	501,488
229,025	Unilever plc	4,459,280
67,465	United Utilities Group plc	504,500
2,707,487	Vodafone Group plc	4,976,009
226,127	William Morrison Supermarkets plc	819,041
518,100	WPP plc	3,544,616
190,779	Xstrata plc	1,681,847

	Total United Kingdom	73,459,637

United States (0.5%)
24,581	iShares MSCI EAFE Index Fund	1,030,436
8,912	Synthes, Inc.	901,643

	Total United States	1,932,079

	Total Common Stock (cost $415,543,605)	345,627,901

Shares	Short-Term Investments (1.5%)	Value
5,191,327	Thrivent Money Market Fund	5,191,327
	Total Short-Term Investments (at amortized cost)	5,191,327

	Total Investments (cost $420,734,932) 99.1%	$350,819,228

	Other Assets and Liabilities, Net 0.9%	3,357,789

	Total Net Assets 100.0%	$354,177,017

a	Security is fair valued as discussed in the Notes to Schedule of Investments.
b	Non-income producing security.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,935,557
Gross unrealized depreciation	(82,851,261)

Net unrealized appreciation (depreciation)	($69,915,704)

Cost for federal income tax purposes	$420,734,932

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner International Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Partner International Stock Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$48,970,964	$56,626
Level 2	301,848,264	–
Level 3	–	–

Totals (Level 1,2,3)	$350,819,228	$56,626

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	1,062,811	5/1/2009 - 5/5/2009	$751,354	$772,392	$21,038
Canadian Dollar	600,921	5/1/2009 - 5/5/2009	500,066	503,579	3,513
Hong Kong Dollar	8,332,591	5/1/2009 - 5/5/2009	1,075,173	1,075,159	(14)
Total Foreign Currency
Forward Contracts Purchases			$2,326,593	$2,351,130	$24,537

Sales
British Pound	623,126	5/1/2009 - 5/5/2009	$918,176	$921,784	($3,608)
EURO	851,382	5/1/2009 - 5/5/2009	1,124,332	1,126,465	(2,133)
Japanese Yen	169,431,153	5/1/2009 - 5/5/2009	1,755,851	1,718,021	37,830
Total Foreign Currency
Forward Contracts Sales			$3,798,359	$3,766,270	$32,089

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$56,626

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$14,145,405	$52,476,108	$61,430,186	5,191,327	$5,191,327	$92,035
Thrivent Financial Securities Lending Trust	630,480	1,480	631,960	–	–	1,416
Total Value and Income Earned	14,775,885				5,191,327	93,451

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (96.0%)	Value
Consumer Discretionary (11.0%)
47,650	Abercrombie & Fitch Company	$1,289,409
64,300	Amazon.com, Inc.[a,b]	5,177,436
20,550	Apollo Group, Inc.[a]	1,293,622
50,700	Best Buy Company, Inc.	1,945,866
42,450	Coach, Inc.[a]	1,040,025
128,650	Comcast Corporation	1,988,929
48,700	Discovery Communications, Inc., Class Aa	924,813
112,000	Home Depot, Inc.	2,947,840
50	Lowe’s Companies, Inc.	1,075
68,700	McDonald’s Corporation	3,661,023
74,600	McGraw-Hill Companies, Inc.	2,249,190
170,600	SPDR S&P Homebuilders ETF[c]	2,313,336
117,400	Starwood Hotels & Resorts Worldwide, Inc.	2,448,964
54,800	Time Warner, Inc.	1,196,284
36,900	Viacom, Inc.[a]	709,956
68,550	Yum! Brands, Inc.[b]	2,286,143

	Total Consumer Discretionary	31,473,911

Consumer Staples (7.3%)
32,700	Colgate-Palmolive Company	1,929,300
38,750	Costco Wholesale Corporation	1,883,250
131,850	CVS Caremark Corporation	4,190,193
36,500	Molson Coors Brewing Company	1,396,125
92,300	PepsiCo, Inc.	4,592,848
25,200	Procter & Gamble Company	1,245,888
111,100	Wal-Mart Stores, Inc.	5,599,440

	Total Consumer Staples	20,837,044

Energy (8.9%)
55,900	Devon Energy Corporation	2,898,415
125,300	Halliburton Company	2,533,566
73,200	Hess Corporation	4,010,628
61,000	Nabors Industries, Ltd.[a]	927,810
40,450	Occidental Petroleum Corporation	2,276,931
47,550	Petroleo Brasileiro SA ADR	1,596,254
36,600	Schlumberger, Ltd.	1,793,034
45,100	Southwestern Energy Company[a]	1,617,286
37,828	Transocean, Ltd.[a]	2,552,633
183,000	Weatherford International, Ltd.[a]	3,043,290
65,950	XTO Energy, Inc.	2,285,827

	Total Energy	25,535,674

Financials (9.1%)
52,150	Bank of America Corporation[c]	465,700
43,950	Bank of New York Mellon Corporation	1,119,846
9,150	BlackRock, Inc.	1,340,658
70,850	Fidelity National Financial, Inc.	1,284,510
47,900	Goldman Sachs Group, Inc.	6,155,150
15,350	IntercontinentalExchange, Inc.[a]	1,344,660
61,400	Invesco, Ltd.	903,808
132,250	J.P. Morgan Chase & Company	4,364,250
64,900	MetLife, Inc.	1,930,775
43,300	Morgan Stanley	1,023,612
15,900	PartnerRe, Ltd.	1,084,221
148,350	TD Ameritrade Holding Corporation[a]	2,360,248
131,550	Wells Fargo & Company	2,632,316

	Total Financials	26,009,754

Health Care (14.4%)
126,250	Abbott Laboratories	5,283,563
17,950	Alcon, Inc.	1,651,579
31,100	Allergan, Inc.	1,451,126
26,750	Amgen, Inc.[a]	1,296,573
111,550	Baxter International, Inc.	5,410,175
39,650	Celgene Corporation[a]	1,693,848
62,650	Express Scripts, Inc.[a,b]	4,007,720
205,300	Gilead Sciences, Inc.[a]	9,402,740
27,600	Schering-Plough Corporation	635,352
54,771	St. Jude Medical, Inc.[a]	1,835,924
105,650	Teva Pharmaceutical Industries, Ltd. ADR	4,636,978
36,594	Thermo Fisher Scientific, Inc.[a]	1,283,718
72,750	UnitedHealth Group, Inc.	1,711,080
21,675	Zimmer Holdings, Inc.[a]	953, 483

	Total Health Care	41,253,859

Industrials (8.2%)
73,500	BE Aerospace, Inc.[a]	793,065
18,950	C.H. Robinson Worldwide, Inc.	1,007,382
54,300	Danaher Corporation	3,173,292
421,351	Delta Air Lines, Inc.[a]	2,599,736
49,600	Diana Shipping, Inc.[c]	778,720
89,000	Honeywell International, Inc.	2,777,690
8,500	Parker-Hannifin Corporation	385,475
20,200	Quanta Services, Inc.[a]	459,146
50,150	Raytheon Company	2,268,284
83,900	Southwest Airlines Company	585,622
47,200	Tyco International, Ltd.	1,121,472
67,150	Union Pacific Corporation	3,299,751
43,400	United Technologies Corporation	2,119,656
10,500	W.W. Grainger, Inc.	880,740
71,700	Werner Enterprises, Inc.	1,172,295

	Total Industrials	23,422,326

Information Technology (29.4%)
77,400	Apple, Inc.[a]	9,739,242
48,600	Broadcom Corporation[a]	1,127,034
111,250	CIENA Corporation[a,c]	1,329,438
261,300	Cisco Systems, Inc.[a]	5,048,316
110,000	Corning, Inc.	1,608,200
89,950	Data Domain, Inc.[a,c]	1,491,371
175,200	Dell, Inc.[a]	2,035,824
77,450	eBay, Inc.[a]	1,275,602
135,380	EMC Corporation[a]	1,696,311
24,400	Google, Inc.[a]	9,661,668
81,300	Hewlett-Packard Company	2,925,174
145,900	Intel Corporation	2,302,302
41,250	International Business Machines Corporation	4,257,413
137,300	Marvell Technology Group, Ltd.[a]	1,507,554
12,300	MasterCard, Inc.	2,256,435
119,350	Maxim Integrated Products, Inc.	1,617,192
481,144	Micron Technology, Inc.[a]	2,347,983
360,950	Microsoft Corporation	7,312,847
238,895	Oracle Corporation	4,620,229
232,242	QUALCOMM, Inc.	9,828,481
38,750	Research in Motion, Ltd.[a]	2,693,125

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (96.0%)	Value
Information Technology (29.4%) - continued
123,850	Symantec Corporation[a]	$2,136,412
126,500	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	1,337,105
57,450	Visa, Inc.	3,731,952

	Total Information Technology	83,887,210

Materials (5.3%)
30,800	Freeport-McMoRan Copper & Gold, Inc.	1,313,620
94,900	Monsanto Company	8,056,061
71,200	Mosaic Company	2,880,040
32,300	Praxair, Inc.	2,409,903
17,000	United States Steel Corporation	451,350

	Total Materials	15,110,974

Telecommunications Services (2.4%)
102,500	American Tower Corporation[a]	3,255,400
12,100	Crown Castle International Corporation[a]	296,692
503,500	Qwest Communications International, Inc.[c]	1,958,615
71,000	Vodafone Group plc ADR	1,302,850

	Total Telecommunications Services	6,813,557

	Total Common Stock (cost $298,716,010)	274,344,309

Shares	Collateral Held for Securities Loaned (3.0%)	Value
8,576,842	Thrivent Financial Securities Lending Trust	8,576,842

	Total Collateral Held for Securities Loaned (cost $8,576,842)	8,576,842

Shares or Principal Amount	Short-Term Investments (3.4%)[d]	Value
2,615,650	Thrivent Money Market Fund Yorktown Capital, LLC	2,615,650
7,145,000	0.160%, 5/1/2009	7,145,000

	Total Short-Term Investments (at amortized cost)	9,760,650

	Total Investments (cost $317,053,502) 102.4%	$292,681,801

	Other Assets and Liabilities, Net (2.4%)	(6,955,862)

	Total Net Assets 100.0%	$285,725,939

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover options.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	- Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,579,347
Gross unrealized depreciation	(37,951,048)

Net unrealized appreciation (depreciation)	($24,371,701)

Cost for federal income tax purposes	$317,053,502

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Large Cap Growth Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$285,536,801	$2,854
Level 2	7,145,000	–
Level 3	–	–

Totals (Level 1,2,3)	$292,681,801	$2,854

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Amazon.com, Inc.	72	$90.00	May 2009	($2,088)	$4,901
Express Scripts, Inc.	81	65.00	May 2009	(15,389)	(4,582)
YUM! Brands, Inc.	150	36.00	May 2009	(3,750)	2,535
Total Call Options Written				($21,227)	$2,854

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$2,435,558	$55,449,573	$55,269,481	2,615,650	$2,615,650	$41,271
Thrivent Financial Securities Lending Trust	17,017,857	52,892,084	61,333,099	8,576,842	8,576,842	64,891
Total Value and Income Earned	19,453,415				11,192,492	106,162

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (94.9%)	Value
Consumer Discretionary (14.5%)
82,200	Abercrombie & Fitch Company	$2,224,332
48,950	Advance Auto Parts, Inc.	2,141,563
332,400	Comcast Corporation	5,138,904
92,700	Discovery Communications, Inc., Class Aa	1,760,373
114,400	Fortune Brands, Inc.	4,497,064
348,650	Home Depot, Inc.	9,176,468
32,600	McDonald’s Corporation	1,737,254
265,900	McGraw-Hill Companies, Inc.	8,016,885
330,850	Pulte Homes, Inc.	3,808,084
292,333	Time Warner, Inc.	6,381,629
125,100	Toll Brothers, Inc.[a]	2,534,526
133,950	Walt Disney Company	2,933,505
123,900	Whirlpool Corporation[b]	5,595,324
132,046	Winnebago Industries, Inc.[b]	1,163,325

	Total Consumer Discretionary	57,109,236

Consumer Staples (9.4%)
186,000	Altria Group, Inc.	3,037,380
153,800	CVS Caremark Corporation	4,887,764
59,350	General Mills, Inc.	3,008,451
78,200	Kimberly-Clark Corporation	3,842,748
218,150	Kraft Foods, Inc.	5,104,710
186,000	Philip Morris International, Inc.	6,733,200
86,150	Procter & Gamble Company	4,259,256
396,800	Tyson Foods, Inc.	4,182,272
36,000	Wal-Mart Stores, Inc.	1,814,400

	Total Consumer Staples	36,870,181

Energy (13.7%)
145,114	Chevron Corporation	9,592,035
164,362	ConocoPhillips	6,738,842
33,050	Devon Energy Corporation	1,713,642
44,850	EOG Resources, Inc.	2,847,078
178,300	Exxon Mobil Corporation	11,887,261
125,850	Halliburton Company	2,544,687
497,350	Nabors Industries, Ltd.[a]	7,564,694
76,050	Occidental Petroleum Corporation	4,280,855
44,200	Royal Dutch Shell plc ADR	2,019,056
42,650	Total SA ADR	2,120,558
81,350	XTO Energy, Inc.	2,819,591

	Total Energy	54,128,299

Financials (18.9%)
100,200	ACE, Ltd.	4,641,264
256,800	Ameriprise Financial, Inc.	6,766,680
149,650	Capital One Financial Corporation	2,505,141
17,950	Everest Re Group, Ltd.	1,339,788
132,150	Fidelity National Financial, Inc.	2,395,879
48,550	Goldman Sachs Group, Inc.	6,238,675
22,530	Hartford Financial Services Group, Inc.[b]	258,419
262,400	Hudson City Bancorp, Inc.	3,295,744
466,650	J.P. Morgan Chase & Company	15,399,450
271,300	KeyCorp[b]	1,668,495
72,000	MetLife, Inc.	2,142,000
100,600	Morgan Stanley	2,378,184
255,000	PHH Corporation[a]	4,278,900
64,300	Principal Financial Group, Inc.	1,050,662
114,350	State Street Corporation	3,902,766
368,600	Synovus Financial Corporation[b]	1,190,578
66,500	T. Rowe Price Group, Inc.	2,561,580
146,100	Travelers Companies, Inc.	6,010,554
317,492	Wells Fargo & Company	6,353,015

	Total Financials	74,377,774

Health Care (12.0%)
207,650	Abbott Laboratories	8,690,153
895,350	Boston Scientific Corporation[a]	7,529,893
240,850	Bristol-Myers Squibb Company	4,624,320
41,050	iShares Nasdaq Biotechnology Index Fund[b]	2,688,364
150,110	Johnson & Johnson	7,859,760
78,950	Merck & Company, Inc.	1,913,748
347,550	Pfizer, Inc.	4,643,268
175,500	Schering-Plough Corporation	4,040,010
120,450	WellPoint, Inc.[a]	5,150,442

	Total Health Care	47,139,958

Industrials (7.0%)
113,200	AMR Corporation[a]	538,832
62,200	Canadian Pacific Railway, Ltd.	2,230,492
40,850	Caterpillar, Inc.	1,453,443
70,950	Eaton Corporation	3,107,610
71,150	FedEx Corporation	3,981,554
119,950	Illinois Tool Works, Inc.	3,934,360
89,800	Ingersoll-Rand Company	1,954,946
58,900	Navistar International Corporation[a]	2,226,420
132,450	Tyco International, Ltd.	3,147,012
98,850	United Technologies Corporation	4,827,834

	Total Industrials	27,402,503

Information Technology (7.4%)
65,250	Accenture, Ltd.	1,920,307
110,750	Agilent Technologies, Inc.[a]	2,022,295
169,650	Automatic Data Processing, Inc.	5,971,680
36,950	F5 Networks, Inc.[a]	1,007,626
39,950	International Business Machines Corporation	4,123,240
96,600	Lam Research Corporation[a]	2,693,208
89,850	Nokia Oyj ADR	1,270,479
127,950	Oracle Corporation	2,474,553
796,700	Teradyne, Inc.[a]	4,732,398
170,050	Texas Instruments, Inc.	3,071,103

	Total Information Technology	29,286,889

Materials (4.4%)
143,950	E.I. du Pont de Nemours and Company	4,016,205
58,350	Praxair, Inc.	4,353,493
152,800	Rockwood Holdings, Inc.[a]	1,879,440
146,500	Sealed Air Corporation	2,792,290
125,750	Weyerhaeuser Company	4,433,945

	Total Materials	17,475,373

Telecommunications Services (4.6%)
425,598	AT&T, Inc.	10,903,821

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (94.9%)	Value
Telecommunications Services (4.6%) - continued
234,164	Verizon Communications, Inc.	$7,104,536

	Total Telecommunications Services	18,008,357

Utilities (3.0%)
51,300	Entergy Corporation	3,322,701
91,550	FirstEnergy Corporation	3,744,395
55,450	FPL Group, Inc.	2,982,656
101,900	Xcel Energy, Inc.	1,879,036

	Total Utilities	11,928,788

	Total Common Stock (cost $428,563,414)	373,727,358

Shares	Collateral Held for Securities Loaned (2.0%)	Value
7,905,846	Thrivent Financial Securities Lending Trust	7,905,846

	Total Collateral Held for Securities Loaned (cost $7,905,846)	7,905,846

Shares or Principal Amount	Short-Term Investments (4.3%)[c]	Value
8,235,890	Thrivent Money Market Fund Yorktown Capital, LLC	8,235,890
8,905,000	0.160%, 5/1/2009	8,905,000

	Total Short-Term Investments (at amortized cost)	17,140,890

	Total Investments (cost $453,610,150) 101.2%	$398,774,094

	Other Assets and Liabilities, Net (1.2%)	(4,918,729)

	Total Net Assets 100.0%	$393,855,365

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,631,648
Gross unrealized depreciation	(79,467,704)

Net unrealized appreciation (depreciation)	($54,836,056)

Cost for federal income tax purposes	$453,610,150

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Large Cap Value Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$389,869,094	$–
Level 2	8,905,000	–
Level 3	–	–

Totals (Level 1,2,3)	$398,774,094	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$2,912,238	$53,570,130	$48,246,478	8,235,890	$8,235,890	$37,871
Thrivent Financial Securities Lending Trust	13,448,200	99,402,143	104,944,497	7,905,846	7,905,846	84,350
Total Value and Income Earned	16,360,438				16,141,736	122,221

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (94.5%)	Value
Consumer Discretionary (11.7%)
247,700	Abercrombie & Fitch Company	$6,702,762
82,050	Advance Auto Parts, Inc.	3,589,688
166,850	Amazon.com, Inc.[a,b]	13,434,762
47,700	Apollo Group, Inc.[a]	3,002,715
147,800	Best Buy Company, Inc.[c]	5,672,564
99,900	Coach, Inc.[a]	2,447,550
887,801	Comcast Corporation	13,725,403
159,500	Discovery Communications, Inc., Class Aa	3,028,905
192,550	Fortune Brands, Inc.	7,569,141
200,000	Goodyear Tire & Rubber Company[a]	2,198,000
1,277,250	Home Depot, Inc.	33,617,220
210,900	McDonald’s Corporation	11,238,861
640,100	McGraw-Hill Companies, Inc.	19,299,015
560,500	Pulte Homes, Inc.[c]	6,451,355
446,000	SPDR S&P Homebuilders ETF[c]	6,047,760
265,800	Starwood Hotels & Resorts Worldwide, Inc.	5,544,588
633,833	Time Warner, Inc.	13,836,574
223,000	Toll Brothers, Inc.[a]	4,517,980
216,350	Whirlpool Corporation[c]	9,770,366
226,175	Winnebago Industries, Inc.[c]	1,992,602
164,700	Yum! Brands, Inc.[b]	5,492,745

	Total Consumer Discretionary	179,180,556

Consumer Staples (9.2%)
789,539	Altria Group, Inc.	12,893,172
74,400	Colgate-Palmolive Company	4,389,600
109,200	Costco Wholesale Corporation	5,307,120
588,050	CVS Caremark Corporation	18,688,229
101,502	General Mills, Inc.	5,145,136
23,483	J.M. Smucker Company	925,230
139,250	Kimberly-Clark Corporation	6,842,745
492,054	Kraft Foods, Inc.	11,514,064
86,400	Molson Coors Brewing Company	3,304,800
261,400	PepsiCo, Inc.	13,007,264
353,739	Philip Morris International, Inc.	12,805,352
378,930	Procter & Gamble Company	18,734,299
668,100	Tyson Foods, Inc.	7,041,774
417,650	Wal-Mart Stores, Inc.	21,049,560

	Total Consumer Staples	141,648,345

Energy (13.2%)
199,550	Chevron Corporation	13,190,255
733,621	ConocoPhillips[d]	30,078,461
183,050	Devon Energy Corporation	9,491,142
76,200	EOG Resources, Inc.	4,837,176
836,944	Exxon Mobil Corporation	55,799,056
509,950	Halliburton Company	10,311,189
191,100	Hess Corporation	10,470,369
1,024,800	Nabors Industries, Ltd.[a]	15,587,208
216,800	Occidental Petroleum Corporation	12,203,672
107,850	Petroleo Brasileiro SA ADR	3,620,525
78,400	Royal Dutch Shell plc ADR	3,581,312
83,200	Schlumberger, Ltd.	4,075,968
72,692	Total SA ADR	3,614,246
85,943	Transocean, Ltd.[a]	5,799,434
483,100	Weatherford International, Ltd.[a]	8,033,953
325,000	XTO Energy, Inc.	$11,264,500

	Total Energy	201,958,466

Financials (13.8%)
180,400	ACE, Ltd.	8,356,128
25,000	Allstate Corporation	583,250
85,854	American Express Company	2,165,238
580,670	Ameriprise Financial, Inc.	15,300,654
453,886	Bank of America Corporation[c]	4,053,202
114,500	Bank of New York Mellon Corporation	2,917,460
21,600	BlackRock, Inc.[c]	3,164,832
267,000	Capital One Financial Corporation	4,469,580
89,500	Citigroup, Inc.[c]	272,975
388,100	Fidelity National Financial, Inc.	7,036,253
199,700	Goldman Sachs Group, Inc.	25,661,450
474,400	Hudson City Bancorp, Inc.	5,958,464
35,600	IntercontinentalExchange, Inc.[a]	3,118,560
139,600	Invesco, Ltd.	2,054,912
1,167,754	J.P. Morgan Chase & Company	38,535,882
782,800	KeyCorp[c]	4,814,220
161,283	Loews Corporation	4,014,334
140,300	Marshall & Ilsley Corporation[c]	810,934
291,650	MetLife, Inc.	8,676,588
323,600	Morgan Stanley	7,649,904
436,650	PHH Corporation[a]	7,326,987
115,773	Principal Financial Group, Inc.	1,891,731
133,481	Prudential Financial, Inc.	3,854,931
33,663	Reinsurance Group of America, Inc.	1,070,147
195,800	State Street Corporation	6,682,654
825,500	Synovus Financial Corporation[c]	2,666,365
112,400	T. Rowe Price Group, Inc.[c]	4,329,648
419,700	TD Ameritrade Holding Corporation[a]	6,677,427
244,111	Travelers Companies, Inc.	10,042,727
845,945	Wells Fargo & Company	16,927,359

	Total Financials	211,084,796

Health Care (13.4%)
663,418	Abbott Laboratories	27,764,043
48,800	Alcon, Inc.	4,490,088
70,200	Allergan, Inc.	3,275,532
60,800	Amgen, Inc.[a]	2,946,976
253,043	Baxter International, Inc.	12,272,585
1,505,950	Boston Scientific Corporation[a]	12,665,040
410,600	Bristol-Myers Squibb Company	7,883,520
90,700	Celgene Corporation[a]	3,874,704
143,950	Express Scripts, Inc.[a,b]	9,208,481
466,486	Gilead Sciences, Inc.[a]	21,365,059
72,450	iShares Nasdaq Biotechnology Index Fund[c]	4,744,751
770,614	Johnson & Johnson	40,349,349
578,036	Pfizer, Inc.	7,722,561
431,950	Schering-Plough Corporation	9,943,489
129,872	St. Jude Medical, Inc.[a]	4,353,309
238,900	Teva Pharmaceutical Industries, Ltd. ADR	10,485,321
82,974	Thermo Fisher Scientific, Inc.[a]	2,910,728
179,000	UnitedHealth Group, Inc.	4,210,080
292,483	WellPoint, Inc.[a]	12,506,573

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (94.5%)	Value
Health Care (13.4%) - continued
48,801	Zimmer Holdings, Inc.[a]	$2,146,756

	Total Health Care	205,118,945

Industrials (7.2%)
197,900	AMR Corporation[a]	942,004
43,200	C.H. Robinson Worldwide, Inc.	2,296,512
108,850	Canadian Pacific Railway, Ltd.	3,903,361
120,452	Caterpillar, Inc.	4,285,682
123,906	Danaher Corporation	7,241,067
958,170	Delta Air Lines, Inc.[a]	5,911,909
112,600	Diana Shipping, Inc.[c]	1,767,820
127,750	Eaton Corporation	5,595,450
120,600	FedEx Corporation	6,748,776
679,778	General Electric Company	8,599,192
202,050	Honeywell International, Inc.	6,305,980
206,550	Illinois Tool Works, Inc.	6,774,840
151,100	Ingersoll-Rand Company	3,289,447
102,100	Navistar International Corporation[a]	3,859,380
129,700	Raytheon Company	5,866,331
190,500	Southwest Airlines Company	1,329,690
233,350	Tyco International, Ltd.	5,544,396
163,896	Union Pacific Corporation	8,053,849
393,426	United Technologies Corporation	19,214,926
170,500	Werner Enterprises, Inc.	2,787,675

	Total Industrials	110,318,287

Information Technology (15.9%)
112,389	Accenture, Ltd.	3,307,608
186,350	Agilent Technologies, Inc.[a]	3,402,751
178,278	Apple, Inc.[a]	22,432,721
298,650	Automatic Data Processing, Inc.	10,512,480
110,500	Broadcom Corporation[a]	2,562,495
253,900	CIENA Corporation[a,c]	3,034,105
592,855	Cisco Systems, Inc.[a]	11,453,959
253,500	Corning, Inc.	3,706,170
205,900	Data Domain, Inc.[a,c]	3,413,822
399,300	Dell, Inc.[a]	4,639,866
176,100	eBay, Inc.[a]	2,900,367
307,450	EMC Corporation[a]	3,852,349
65,700	F5 Networks, Inc.[a]	1,791,639
55,542	Google, Inc.[a]	21,992,966
186,000	Hewlett-Packard Company	6,692,280
500,843	Intel Corporation	7,903,303
161,330	International Business Machines Corporation	16,650,869
171,750	Lam Research Corporation[a]	4,788,390
312,483	Marvell Technology Group, Ltd.[a]	3,431,063
27,750	MasterCard, Inc.[c]	5,090,737
273,900	Maxim Integrated Products, Inc.	3,711,345
1,083,250	Micron Technology, Inc.[a]	5,286,260
815,950	Microsoft Corporation	16,531,147
761,554	Oracle Corporation	14,728,454
528,416	QUALCOMM, Inc.	22,362,565
85,900	Research in Motion, Ltd.[a]	5,970,050
339,283	Symantec Corporation[a]	5,852,632
284,698	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	3,009,258
1,363,100	Teradyne, Inc.[a]	8,096,814
306,550	Texas Instruments, Inc.	5,536,293
135,800	Visa, Inc.	8,821,568

	Total Information Technology	243,466,326

Materials (4.4%)
252,051	E.I. du Pont de Nemours and Company	7,032,223
84,200	Freeport-McMoRan Copper & Gold, Inc.	3,591,130
227,750	Monsanto Company	19,333,697
174,500	Mosaic Company	7,058,525
183,842	Praxair, Inc.	13,716,452
274,950	Rockwood Holdings, Inc.[a]	3,381,885
247,650	Sealed Air Corporation	4,720,209
39,700	United States Steel Corporation	1,054,035
213,250	Weyerhaeuser Company	7,519,195

	Total Materials	67,407,351

Telecommunications Services (2.8%)
234,200	American Tower Corporation[a]	7,438,192
742,650	AT&T, Inc.	19,026,693
1,319,700	Qwest Communications International, Inc.[c]	5,133,633
406,250	Verizon Communications, Inc.	12,325,625

	Total Telecommunications Services	43,924,143

Utilities (2.9%)
144,800	DTE Energy Company	4,281,736
92,900	FPL Group, Inc.	4,997,091
1,099,355	Southern Company	31,749,372
170,700	Xcel Energy, Inc.	3,147,708

	Total Utilities	44,175,907

	Total Common Stock (cost $1,417,131,374)	1,448,283,122

Shares	Collateral Held for Securities Loaned (3.8%)	Value
58,113,050	Thrivent Financial Securities Lending Trust	58,113,050

	Total Collateral Held for Securities Loaned (cost $58,113,050)	58,113,050

Shares or Principal Amount	Short-Term Investments (5.3%)[e]	Value
	Barclays Bank plc Repurchase Agreement
52,947,000	0.150%, 5/1/2009[f]	52,947,000
	Federal Home Loan Bank Discount Notes
1,900,000	0.286%, 5/14/2009[d]	1,899,804
	Federal National Mortgage Association Discount Notes
11,000,000	0.160%, 5/13/2009	10,999,413
3,000,000	0.380%, 5/14/2009[d]	2,999,615
7,119,079	Thrivent Money Market Fund	7,119,079

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.3%)[e]	Value
	Yorktown Capital, LLC
4,935,000	0.160%, 5/1/2009	$4,935,000

	Total Short-Term Investments (at amortized cost)	80,899,911

	Total Investments (cost $1,556,144,335) 103.6%	$1,587,296,083

	Other Assets and Liabilities, Net (3.6%)	(55,068,529)

	Total Net Assets 100.0%	$1,532,227,554

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover options.
c	All or a portion of the security is on loan.
d	At April 30, 2009, $10,229,418 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
e	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
f

Repurchase agreement dated April 30, 2009, $52,947,000 maturing May 1, 2009, collateralized by $37,187,000 Federal Home Loan Bank, Zero Coupon due April 26, 2010 and $16,742,000 Fannie Mae due March 13, 2014.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	- Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$199,277,472
Gross unrealized depreciation	(168,125,724)

Net unrealized appreciation (depreciation)	$31,151,748

Cost for federal income tax purposes	$1,556,144,335

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Large Cap Stock Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,455,402,201	$5,837,741
Level 2	73,780,832	–
Level 3	–	–

Totals (Level 1,2,3)	$1,587,296,083	$5,837,741

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	147	June 2009	$26,152,910	$31,972,500	$5,819,590
Total Futures Contracts					$5,819,590

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Amazon.com, Inc.	316	$90.00	May 2009	($9,164)	$21,509
Express Scripts, Inc.	180	65.00	May 2009	(34,200)	(10,183)
YUM! Brands, Inc.	404	36.00	May 2009	(10,100)	6,825
Total Call Options Written				($53,464)	$18,151

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$11,944,723	$120,632,940	$125,458,584	7,119,079	$7,119,079	$80,991
Thrivent Financial Securities Lending Trust	73,426,536	279,278,786	294,592,272	58,113,050	58,113,050	279,335
Total Value and Income Earned	85,371,259				65,232,129	360,326

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (93.0%)	Value
Consumer Discretionary (8.9%)
400	Abercrombie & Fitch Company	$10,824
1,500	Amazon.com, Inc.[a]	120,780
500	Apollo Group, Inc.[a]	31,475
500	AutoNation, Inc.[a]	8,855
200	AutoZone, Inc.[a]	33,278
1,200	Bed Bath & Beyond, Inc.[a]	36,504
1,575	Best Buy Company, Inc.	60,449
400	Big Lots, Inc.[a]	11,056
300	Black & Decker Corporation	12,090
2,000	Carnival Corporation	53,760
3,150	CBS Corporation	22,176
600	Centex Corporation	6,564
1,500	Coach, Inc.[a]	36,750
13,430	Comcast Corporation	207,628
1,300	D.R. Horton, Inc.	16,965
600	Darden Restaurants, Inc.	22,182
2,500	DIRECTV Group, Inc.[a,b]	61,825
1,200	Eastman Kodak Company	3,660
1,000	Expedia, Inc.[a]	13,610
700	Family Dollar Stores, Inc.	23,233
13,356	Ford Motor Company[a]	79,869
700	Fortune Brands, Inc.	27,517
800	GameStop Corporation[a]	24,128
1,100	Gannett Company, Inc.	4,301
2,200	Gap, Inc.	34,188
2,800	General Motors Corporation[b]	5,376
700	Genuine Parts Company	23,772
1,100	Goodyear Tire & Rubber Company[a]	12,089
1,600	H&R Block, Inc.	24,224
1,100	Harley-Davidson, Inc.[b]	24,376
300	Harman International Industries, Inc.	5,457
600	Hasbro, Inc.	15,996
7,900	Home Depot, Inc.	207,928
1,400	International Game Technology	17,290
2,231	Interpublic Group of Companies, Inc.[a]	13,966
1,000	J.C. Penney Company, Inc.	30,690
2,800	Johnson Controls, Inc.	53,228
400	KB Home	7,228
1,400	Kohl’s Corporation[a]	63,490
700	Leggett & Platt, Inc.	10,052
700	Lennar Corporation	6,818
1,300	Limited Brands, Inc.	14,846
6,800	Lowe’s Companies, Inc.	146,200
1,956	Macy’s, Inc	26,758
1,400	Marriott International, Inc.[b]	32,984
1,700	Mattel, Inc.	25,432
5,200	McDonald’s Corporation	277,108
1,500	McGraw-Hill Companies, Inc.	45,225
200	Meredith Corporation	5,016
500	New York Times Company[b]	2,690
1,300	Newell Rubbermaid, Inc.	13,585
10,700	News Corporation	88,382
1,800	NIKE, Inc.	94,446
700	Nordstrom, Inc.[b]	15,841
1,300	Office Depot, Inc.[a]	3,367
1,400	Omnicom Group, Inc.	44,058
600	O’Reilly Automotive, Inc.[a]	23,310
300	Polo Ralph Lauren Corporation	16,152
1,000	Pulte Homes, Inc.	11,510
600	RadioShack Corporation	8,448
400	Scripps Networks Interactive	10,976
272	Sears Holdings Corporation[a]	16,992
500	Sherwin-Williams Company	28,320
300	Snap-On, Inc.	10,176
400	Stanley Works	15,212
3,350	Staples, Inc.	69,077
3,400	Starbucks Corporation[a]	49,164
800	Starwood Hotels & Resorts Worldwide, Inc.	16,688
3,500	Target Corporation	144,410
550	Tiffany & Company	15,917
1,602	Time Warner Cable, Inc.	51,632
5,583	Time Warner, Inc.	121,877
1,900	TJX Companies, Inc.	53,143
400	VF Corporation	23,708
2,850	Viacom, Inc.[a]	54,834
8,600	Walt Disney Company	188,340
50	Washington Post Company	20,929
383	Whirlpool Corporation	17,296
800	Wyndham Worldwide Corporation	9,344
300	Wynn Resorts, Ltd.[a,b]	11,769
2,100	Yum! Brands, Inc.	70,035

	Total Consumer Discretionary	3,380,844

Consumer Staples (11.2%)
9,600	Altria Group, Inc.	156,768
2,996	Archer-Daniels-Midland Company	73,762
2,000	Avon Products, Inc.	45,520
425	Brown-Forman Corporation	19,762
1,000	Campbell Soup Company	25,720
600	Clorox Company	33,630
9,300	Coca-Cola Company	400,365
1,500	Coca-Cola Enterprises, Inc.	25,590
2,300	Colgate-Palmolive Company	135,700
2,100	ConAgra Foods, Inc.	37,170
900	Constellation Brands, Inc.[a]	10,431
2,000	Costco Wholesale Corporation	97,200
6,810	CVS Caremark Corporation	216,422
700	Dean Foods Company[a]	14,490
1,200	Dr. Pepper Snapple Group, Inc.[a]	24,852
500	Estee Lauder Companies, Inc.[b]	14,950
1,500	General Mills, Inc.	76,035
1,500	H.J. Heinz Company	51,630
800	Hershey Company	28,912
300	Hormel Foods Corporation	9,387
509	J.M. Smucker Company	20,055
1,200	Kellogg Company	50,532
1,900	Kimberly-Clark Corporation	93,366
6,880	Kraft Foods, Inc.	160,992
3,000	Kroger Company	64,860
800	Lorillard, Inc.	50,504
600	McCormick & Company, Inc.	17,670
700	Molson Coors Brewing Company	26,775
600	Pepsi Bottling Group, Inc.	18,762
7,290	PepsiCo, Inc.	362,750
9,300	Philip Morris International, Inc.	336,660
13,697	Procter & Gamble Company	677,180

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (93.0%)	Value
Consumer Staples (11.2%) - continued
800	Reynolds American, Inc.	$30,384
2,000	Safeway, Inc.	39,500
3,200	Sara Lee Corporation	26,624
1,009	SUPERVALU, Inc.	16,497
2,700	SYSCO Corporation	62,991
1,400	Tyson Foods, Inc.	14,756
4,600	Walgreen Company	144,578
10,400	Wal-Mart Stores, Inc.	524,160
700	Whole Foods Market, Inc.[b]	14,511

	Total Consumer Staples	4,252,403

Energy (11.6%)
2,190	Anadarko Petroleum Corporation	94,302
1,522	Apache Corporation	110,893
1,400	Baker Hughes, Inc.	49,812
1,400	BJ Services Company	19,446
500	Cabot Oil & Gas Corporation	15,095
1,000	Cameron International Corporation[a]	25,580
2,600	Chesapeake Energy Corporation	51,246
9,303	Chevron Corporation	614,928
6,888	ConocoPhillips	282,408
800	CONSOL Energy, Inc.	25,024
1,200	Denbury Resources, Inc.[a]	19,536
2,100	Devon Energy Corporation	108,885
300	Diamond Offshore Drilling, Inc.	21,723
3,292	El Paso Corporation	22,715
700	ENSCO International, Inc.	19,796
1,200	EOG Resources, Inc.	76,176
23,000	Exxon Mobil Corporation[c]	1,533,410
4,200	Halliburton Company	84,924
1,300	Hess Corporation	71,227
3,330	Marathon Oil Corporation	98,901
400	Massey Energy Company	6,364
900	Murphy Oil Corporation	42,939
1,300	Nabors Industries, Ltd.[a]	19,773
1,900	National Oilwell Varco, Inc.[a]	57,532
800	Noble Energy, Inc.	45,400
3,800	Occidental Petroleum Corporation	213,902
1,200	Peabody Energy Corporation	31,668
500	Pioneer Natural Resources Company	11,560
700	Range Resources Corporation	27,979
500	Rowan Companies, Inc.	7,805
5,600	Schlumberger, Ltd.	274,344
1,000	Smith International, Inc.	25,850
1,600	Southwestern Energy Company[a]	57,376
2,970	Spectra Energy Corporation	43,065
500	Sunoco, Inc.	13,255
600	Tesoro Petroleum Corporation	9,150
2,400	Valero Energy Corporation	47,616
2,700	Williams Companies, Inc.	38,070
2,750	XTO Energy, Inc.	95,315

	Total Energy	4,414,990

Financials (11.3%)
2,200	AFLAC, Inc.	63,558
2,500	Allstate Corporation	58,325
5,500	American Express Company	138,710
12,544	American International Group, Inc.	17,311
1,000	Ameriprise Financial, Inc.	26,350
1,300	Aon Corporation	54,860
523	Apartment Investment & Management Company	3,818
500	Assurant, Inc.	12,220
415	AvalonBay Communities, Inc.	23,576
29,841	Bank of America Corporation	266,480
5,305	Bank of New York Mellon Corporation	135,171
2,600	BB&T Corporation[b]	60,684
600	Boston Properties, Inc.	29,652
1,818	Capital One Financial Corporation	30,433
1,000	CB Richard Ellis Group, Inc.[a]	7,500
4,400	Charles Schwab Corporation	81,312
1,600	Chubb Corporation	62,320
707	Cincinnati Financial Corporation	16,933
1,800	CIT Group, Inc.	3,996
25,506	Citigroup, Inc.	77,793
290	CME Group, Inc.	64,192
700	Comerica, Inc.	14,686
2,200	Discover Financial Services	17,886
2,700	E*TRADE Financial Corporation[a,b]	3,861
1,300	Equity Residential REIT	29,757
400	Federated Investors, Inc.	9,152
2,722	Fifth Third Bancorp	11,160
991	First Horizon National Corporation	11,406
700	Franklin Resources, Inc.	42,336
2,000	Genworth Financial, Inc.	4,720
2,300	Goldman Sachs Group, Inc.	295,550
1,500	Hartford Financial Services Group, Inc.	17,205
1,200	Health Care Property Investors, Inc.	26,340
500	Health Care REIT, Inc.[b]	17,035
2,800	Host Marriott Corporation	21,532
2,400	Hudson City Bancorp, Inc.	30,144
1,710	Huntington Bancshares, Inc.	4,771
300	IntercontinentalExchange, Inc.[a]	26,280
1,800	Invesco, Ltd.	26,496
17,532	J.P. Morgan Chase & Company	578,556
700	Janus Capital Group, Inc.	7,021
2,300	KeyCorp	14,145
1,500	Kimco Realty Corporation	18,030
700	Legg Mason, Inc.	14,049
800	Leucadia National Corporation[a]	16,984
1,143	Lincoln National Corporation	12,847
1,700	Loews Corporation	42,313
400	M&T Bank Corporation	20,980
2,400	Marsh & McLennan Companies, Inc.	50,616
1,200	Marshall & Ilsley Corporation	6,936
800	MBIA, Inc.[a]	3,784
3,764	MetLife, Inc.	111,979
900	Moody’s Corporation[b]	26,568
5,000	Morgan Stanley	118,200
600	Nasdaq OMX Group, Inc.[a]	11,538
1,100	Northern Trust Corporation	59,796
1,200	NYSE Euronext	27,804
1,600	People’s United Financial, Inc.	24,992
800	Plum Creek Timber Company, Inc.	27,616

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (93.0%)	Value
Financials (11.3%) - continued
1,978	PNC Financial Services Group, Inc.	$78,527
1,200	Principal Financial Group, Inc.	19,608
3,200	Progressive Corporation[a]	48,896
2,000	ProLogis Trust[b]	18,220
2,000	Prudential Financial, Inc.	57,760
600	Public Storage, Inc.	40,116
3,214	Regions Financial Corporation	14,431
1,130	Simon Property Group, Inc.	58,308
2,200	SLM Corporation[a]	10,626
2,000	State Street Corporation	68,260
1,700	SunTrust Banks, Inc.	24,548
1,200	T. Rowe Price Group, Inc.	46,224
400	Torchmark Corporation	11,732
2,764	Travelers Companies, Inc.	113,711
8,218	U.S. Bancorp	149,732
1,500	UnumProvident Corporation	24,510
700	Ventas, Inc.	20,048
723	Vornado Realty Trust	35,347
19,754	Wells Fargo & Company	395,278
1,600	XL Capital, Ltd.	15,216
500	Zions Bancorporation	5,465

	Total Financials	4,296,828

Health Care (12.9%)
7,200	Abbott Laboratories	301,320
2,100	Aetna, Inc.	46,221
1,400	Allergan, Inc.	65,324
700	AmerisourceBergen Corporation	23,548
4,836	Amgen, Inc.[a]	234,401
2,900	Baxter International, Inc.	140,650
1,100	Becton, Dickinson and Company	66,528
1,390	Biogen Idec, Inc.[a]	67,193
7,035	Boston Scientific Corporation[a]	59,164
9,200	Bristol-Myers Squibb Company	176,640
500	C.R. Bard, Inc.	35,815
1,700	Cardinal Health, Inc.	57,443
2,100	Celgene Corporation[a]	89,712
300	Cephalon, Inc.[a]	19,683
1,300	CIGNA Corporation	25,623
650	Coventry Health Care, Inc.[a]	10,341
2,359	Covidien, Ltd.	77,800
500	DaVita, Inc.[a]	23,185
700	Dentsply International, Inc.	20,034
4,700	Eli Lilly and Company	154,724
1,200	Express Scripts, Inc.[a]	76,764
1,400	Forest Laboratories, Inc.[a]	30,366
1,300	Genzyme Corporation[a]	69,329
4,200	Gilead Sciences, Inc.[a]	192,360
750	Hospira, Inc.[a]	24,652
800	Humana, Inc.[a]	23,024
800	IMS Health, Inc.	10,048
200	Intuitive Surgical, Inc.[a]	28,746
12,890	Johnson & Johnson	674,920
1,133	King Pharmaceuticals, Inc.[a]	8,928
500	Laboratory Corporation of America Holdings[a,b]	32,075
842	Life Technologies Corporation[a]	31,407
1,300	McKesson Corporation	48,100
2,250	Medco Health Solutions, Inc.[a]	97,988
5,200	Medtronic, Inc.	166,400
9,800	Merck & Company, Inc.	237,552
300	Millipore Corporation[a]	17,730
1,400	Mylan Laboratories, Inc.[a]	18,550
400	Patterson Companies, Inc.[a]	8,184
500	PerkinElmer, Inc.	7,285
31,440	Pfizer, Inc.	420,038
700	Quest Diagnostics, Inc.	35,931
7,600	Schering-Plough Corporation	174,952
1,600	St. Jude Medical, Inc.[a]	53,632
1,100	Stryker Corporation	42,581
1,900	Tenet Healthcare Corporation[a]	4,275
1,900	Thermo Fisher Scientific, Inc.[a]	66,652
5,700	UnitedHealth Group, Inc.	134,064
600	Varian Medical Systems, Inc.[a]	20,022
500	Waters Corporation[a]	22,085
500	Watson Pharmaceuticals, Inc.[a]	15,470
2,300	WellPoint, Inc.[a]	98,348
6,200	Wyeth	262,880
1,040	Zimmer Holdings, Inc.[a]	45,750

	Total Health Care	4,896,437

Industrials (9.7%)
3,200	3M Company	184,320
500	Avery Dennison Corporation	14,370
3,400	Boeing Company	136,170
1,300	Burlington Northern Santa Fe Corporation	87,724
800	C.H. Robinson Worldwide, Inc.	42,528
2,800	Caterpillar, Inc.	99,624
600	Cintas Corporation	15,396
800	Cooper Industries, Ltd.	26,232
1,900	CSX Corporation	56,221
900	Cummins, Inc.	30,600
1,200	Danaher Corporation	70,128
2,000	Deere & Company	82,520
900	Dover Corporation	27,702
200	Dun & Bradstreet Corporation	16,280
750	Eaton Corporation	32,850
3,500	Emerson Electric Company	119,140
600	Equifax, Inc.	17,496
1,000	Expeditors International of Washington, Inc.	34,710
600	Fastenal Company[b]	23,016
1,400	FedEx Corporation	78,344
300	Flowserve Corporation	20,370
800	Fluor Corporation	30,296
1,800	General Dynamics Corporation	93,006
49,200	General Electric Company	622,380
600	Goodrich Corporation	26,568
3,400	Honeywell International, Inc.	106,114
1,800	Illinois Tool Works, Inc.	59,040
1,453	Ingersoll-Rand Company	31,632
800	Iron Mountain, Inc.[a]	22,792
800	ITT Corporation	32,808
600	Jacobs Engineering Group, Inc.[a]	22,824
600	L-3 Communications Holdings, Inc.	45,690
1,500	Lockheed Martin Corporation	117,795
600	Manitowoc Company, Inc.	3,570
1,700	Masco Corporation	15,062
600	Monster Worldwide, Inc.[a]	8,280
1,700	Norfolk Southern Corporation	60,656
1,534	Northrop Grumman Corporation	74,169
1,655	PACCAR, Inc.	58,653
500	Pall Corporation	13,205

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (93.0%)	Value
Industrials (9.7%) - continued
750	Parker-Hannifin Corporation	$34,012
1,000	Pitney Bowes, Inc.	24,540
700	Precision Castparts Corporation	52,402
1,000	R.R. Donnelley & Sons Company	11,650
1,900	Raytheon Company	85,937
1,500	Republic Services, Inc.	31,500
700	Robert Half International, Inc.	16,814
700	Rockwell Automation, Inc.	22,113
700	Rockwell Collins, Inc.	26,845
300	Ryder System, Inc.	8,307
3,400	Southwest Airlines Company	23,732
400	Stericycle, Inc.[a]	18,832
1,300	Textron, Inc.	13,949
2,300	Union Pacific Corporation	113,022
4,600	United Parcel Service, Inc.	240,764
4,400	United Technologies Corporation	214,896
300	W.W. Grainger, Inc.	25,164
2,300	Waste Management, Inc.	61,341

	Total Industrials	3,686,101

Information Technology (17.1%)
2,400	Adobe Systems, Inc.[a]	65,640
2,600	Advanced Micro Devices, Inc.[a]	9,386
500	Affiliated Computer Services, Inc.[a]	24,190
1,600	Agilent Technologies, Inc.[a]	29,216
800	Akamai Technologies, Inc.[a]	17,616
1,400	Altera Corporation	22,834
800	Amphenol Corporation	27,072
1,400	Analog Devices, Inc.	29,792
4,100	Apple, Inc.[a]	515,903
6,200	Applied Materials, Inc.	75,702
1,100	Autodesk, Inc.[a]	21,934
2,400	Automatic Data Processing, Inc.	84,480
900	BMC Software, Inc.[a]	31,203
2,000	Broadcom Corporation[a]	46,380
1,800	CA, Inc.	31,050
385	CIENA Corporation[a]	4,601
27,200	Cisco Systems, Inc.[a]	525,504
800	Citrix Systems, Inc.[a]	22,824
1,400	Cognizant Technology Solutions Corporation[a]	34,706
700	Computer Sciences Corporation[a]	25,872
1,100	Compuware Corporation[a]	8,228
600	Convergys Corporation[a]	6,066
7,200	Corning, Inc.	105,264
8,100	Dell, Inc.[a]	94,122
5,000	eBay, Inc.[a]	82,350
1,500	Electronic Arts, Inc.[a]	30,525
9,400	EMC Corporation[a]	117,782
900	Fidelity National Information Services, Inc.	16,065
750	Fiserv, Inc.[a]	27,990
700	FLIR Systems, Inc.[a]	15,526
1,100	Google, Inc.[a]	435,567
600	Harris Corporation	18,348
11,141	Hewlett-Packard Company	400,853
25,900	Intel Corporation	408,702
6,300	International Business Machines Corporation	650,223
1,500	Intuit, Inc.[a]	34,695
1,000	Jabil Circuit, Inc.	8,100
975	JDS Uniphase Corporation[a]	4,495
2,400	Juniper Networks, Inc.[a]	51,960
800	KLA-Tencor Corporation	22,192
400	Lexmark International, Inc.[a]	7,848
1,000	Linear Technology Corporation	21,780
3,000	LSI Corporation[a]	11,520
300	MasterCard, Inc.	55,035
700	McAfee, Inc.[a]	26,278
1,000	MEMC Electronic Materials, Inc.[a]	16,200
800	Microchip Technology, Inc.[b]	18,400
3,800	Micron Technology, Inc.[a]	18,544
35,600	Microsoft Corporation	721,256
600	Molex, Inc.	10,002
10,600	Motorola, Inc.	58,618
900	National Semiconductor Corporation	11,133
1,500	NETAPP, Inc.[a]	27,450
1,600	Novell, Inc.[a]	6,016
500	Novellus Systems, Inc.[a]	9,030
2,550	NVIDIA Corporation[a]	29,274
17,891	Oracle Corporation	346,012
1,500	Paychex, Inc.	40,515
600	QLogic Corporation[a]	8,508
7,700	QUALCOMM, Inc.	325,864
500	Salesforce.com, Inc.[a,b]	21,405
1,100	SanDisk Corporation[a]	17,292
3,500	Sun Microsystems, Inc.[a]	32,060
3,847	Symantec Corporation[a]	66,361
1,800	Tellabs, Inc.[a]	9,432
800	Teradata Corporation[a]	13,376
800	Teradyne, Inc.[a]	4,752
5,900	Texas Instruments, Inc.	106,554
900	Total System Services, Inc.	11,223
2,159	Tyco Electronics, Ltd.	37,653
900	VeriSign, Inc.[a]	18,522
3,303	Western Union Company	55,325
4,000	Xerox Corporation	24,440
1,300	Xilinx, Inc.	26,572
6,500	Yahoo!, Inc.[a]	92,885

	Total Information Technology	6,492,093

Materials (3.1%)
1,000	Air Products and Chemicals, Inc.	65,900
500	AK Steel Holding Corporation	6,505
4,400	Alcoa, Inc.	39,908
500	Allegheny Technologies, Inc.	16,365
400	Ball Corporation	15,088
500	Bemis Company, Inc.	12,020
200	CF Industries Holdings, Inc.	14,410
4,283	Dow Chemical Company	68,528
4,200	E.I. du Pont de Nemours and Company	117,180
300	Eastman Chemical Company	11,904
800	Ecolab, Inc.	30,840
1,938	Freeport-McMoRan Copper & Gold, Inc.	82,656
400	International Flavors & Fragrances, Inc.	12,480
2,000	International Paper Company	25,320
791	MeadWestvaco Corporation	12,387
2,568	Monsanto Company	217,997
2,300	Newmont Mining Corporation	92,552
1,500	Nucor Corporation	61,035

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (93.0%)	Value
Materials (3.1%) - continued
800	Owens-Illinois, Inc.[a]	$19,512
600	Pactiv Corporation[a]	13,116
800	PPG Industries, Inc.	35,240
1,400	Praxair, Inc.	104,454
700	Sealed Air Corporation	13,342
600	Sigma-Aldrich Corporation	26,304
400	Titanium Metals Corporation	2,716
600	United States Steel Corporation	15,930
500	Vulcan Materials Company[b]	23,775
1,000	Weyerhaeuser Company	35,260

	Total Materials	1,192,724

Telecommunications Services (3.5%)
1,800	American Tower Corporation[a]	57,168
27,468	AT&T, Inc.	703,730
500	CenturyTel, Inc.	13,575
643	Embarq Corporation	23,508
1,400	Frontier Communications Corporation	9,954
6,800	Qwest Communications International, Inc.[b]	26,452
13,368	Sprint Nextel Corporation[a]	58,285
13,200	Verizon Communications, Inc.	400,488
2,101	Windstream Corporation	17,438

	Total Telecommunications Services	1,310,598

Utilities (3.7%)
3,100	AES Corporation[a]	21,917
800	Allegheny Energy, Inc.	20,736
1,000	Ameren Corporation	23,020
2,200	American Electric Power Company, Inc.	58,036
1,600	CenterPoint Energy, Inc.	17,024
1,100	CMS Energy Corporation	13,222
1,300	Consolidated Edison, Inc.	48,269
900	Constellation Energy Group, Inc.	21,672
2,700	Dominion Resources, Inc.	81,432
800	DTE Energy Company	23,656
5,940	Duke Energy Corporation	82,031
2,383	Dynegy, Inc.[a]	4,242
1,500	Edison International, Inc.	42,765
900	Entergy Corporation	58,293
600	EQT Corporation	20,178
3,050	Exelon Corporation	140,697
1,400	FirstEnergy Corporation	57,260
1,900	FPL Group, Inc.	102,201
330	Integrys Energy Group, Inc.	8,715
200	Nicor, Inc.	6,428
1,237	NiSource, Inc.	13,595
800	Northeast Utilities	16,816
1,000	Pepco Holdings, Inc.	11,950
1,700	PG&E Corporation	63,104
500	Pinnacle West Capital Corporation	13,690
1,700	PPL Corporation	50,847
1,327	Progress Energy, Inc.	45,277
2,400	Public Service Enterprise Group, Inc.	71,616
800	Questar Corporation	23,776
600	SCANA Corporation	18,132
1,100	Sempra Energy	50,622
3,600	Southern Company	103,968
1,000	TECO Energy, Inc.	10,590
500	Wisconsin Energy Corporation	19,980
2,155	Xcel Energy, Inc.	39,738

	Total Utilities	1,405,495

	Total Common Stock (cost $39,742,409)	35,328,513

Shares	Collateral Held for Securities Loaned (1.1%)	Value
414,564	Thrivent Financial Securities Lending Trust	414,564

	Total Collateral Held for Securities Loaned (cost $414,564)	414,564

Shares or Principal Amount	Short-Term Investments (0.5%)[d]	Value
	Federal National Mortgage Association Discount Notes
200,000	0.400%, 5/14/2009[c]	199,972
226	Thrivent Money Market Fund	226

	Total Short-Term Investments (at amortized cost)	200,198

	Total Investments (cost $40,357,171) 94.6%	$35,943,275

	Other Assets and Liabilities, Net 5.4%	2,041,354

	Total Net Assets 100.0%	$37,984,629

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At April 30, 2009, $599,992 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

REIT	- Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,316,310
Gross unrealized depreciation	(10,730,206)

Net unrealized appreciation (depreciation)	($4,413,896)

Cost for federal income tax purposes	$40,357,171

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Large Cap Index Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$35,743,303	($8,122)
Level 2	199,972	–
Level 3	–	–

Totals (Level 1,2,3)	$35,943,275	($8,122)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	90	June 2009	$3,923,122	$3,915,000	($8,122)
Total Futures Contracts					($8,122)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$1,036	$4,981,944	$4,982,754	226	$226	$4,184
Thrivent Financial Securities Lending Trust	705,338	2,778,538	3,069,312	414,564	414,564	11,280
Total Value and Income Earned	706,374				414,790	15,464

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (55.6%)	Value
Consumer Discretionary (6.0%)
11,300	Advance Auto Parts, Inc.	$494,375
15,900	Bed Bath & Beyond, Inc.[a]	483,678
32,400	Best Buy Company, Inc.	1,243,512
14,900	CEC Entertainment, Inc.[a]	453,854
13,100	Discovery Communications, Inc.[a]	248,769
61,600	Home Depot, Inc.[b]	1,621,312
37,500	Hot Topic, Inc.[a,c]	459,000
41,900	International Game Technology	517,465
35,800	Kohl’s Corporation[a]	1,623,530
60,700	Marriott International, Inc.	1,430,092
12,500	Ross Stores, Inc.	474,250
64,500	Time Warner, Inc.	1,408,035

	Total Consumer Discretionary	10,457,872

Consumer Staples (5.5%)
21,800	Colgate-Palmolive Company	1,286,200
81,400	Dean Foods Company[a]	1,684,980
600	Kimberly-Clark Corporation	29,484
33,005	PepsiCo, Inc.	1,642,329
38,112	Procter & Gamble Company	1,884,257
77,800	Safeway, Inc.	1,536,550
20,100	TreeHouse Foods, Inc.[a]	534,459
19,500	Wal-Mart Stores, Inc.	982,800

	Total Consumer Staples	9,581,059

Energy (6.4%)
42,300	ConocoPhillips	1,734,300
12,700	Exxon Mobil Corporation	846,709
81,100	Halliburton Company	1,639,842
42,600	Nabors Industries, Ltd.[a]	647,946
20,000	Peabody Energy Corporation	527,800
31,700	Petrohawk Energy Corporation[a]	748,120
49,900	Petroleo Brasileiro SA ADR	1,675,143
103,000	Weatherford International, Ltd.[a]	1,712,890
49,700	XTO Energy, Inc.	1,722,602

	Total Energy	11,255,352

Financials (6.9%)
21,800	Ameriprise Financial, Inc.	574,430
89,700	Capital One Financial Corporation	1,501,578
39,700	Chubb Corporation	1,546,315
12,900	Goldman Sachs Group, Inc.	1,657,650
22,900	HCC Insurance Holdings, Inc.	547,768
43,700	Hudson City Bancorp, Inc.	548,872
48,500	J.P. Morgan Chase & Company	1,600,500
45,300	Kimco Realty Corporation	544,506
13,100	Rayonier, Inc. REIT	505,922
17,400	Signature Bank[a]	473,106
24,500	W.R. Berkley Corporation	585,795
70,900	Wells Fargo & Company	1,418,709
45,100	Zions Bancorporation[c]	492,943

	Total Financials	11,998,094

Health Care (8.1%)
14,900	Alcon, Inc.	1,370,949
27,700	Allergan, Inc.	1,292,482
10,700	Beckman Coulter, Inc.	562,392
17,300	BioMarin Pharmaceutical, Inc.[a]	222,478
148,900	Boston Scientific Corporation[a]	1,252,249
38,300	Cardinal Health, Inc.	1,294,157
38,900	Covidien, Ltd.	1,282,922
24,100	Johnson & Johnson	1,261,876
91,400	Mylan Laboratories, Inc.[a,c]	1,211,050
18,700	NuVasive, Inc.[a,c]	708,730
23,400	Perrigo Company	606,528
21,500	Pfizer, Inc.	287,240
32,700	Teva Pharmaceutical Industries, Ltd. ADR	1,435,203
9,900	United Therapeutics Corporation[a]	621,819
16,500	Varian Medical Systems, Inc.[a]	550,605
4,500	Wyeth	190,800

	Total Health Care	14,151,480

Industrials (6.8%)
7,700	Alliant Techsystems, Inc.[a]	613,305
39,700	Caterpillar, Inc.	1,412,526
53,700	Chicago Bridge and Iron Company	574,590
45,000	Continental Airlines, Inc.[a,c]	473,400
8,800	First Solar, Inc.[a,c]	1,648,152
33,000	Fluor Corporation	1,249,710
12,300	FTI Consulting, Inc.[a,c]	675,024
17,400	L-3 Communications Holdings, Inc.	1,325,010
95,300	Manitowoc Company, Inc.	567,035
49,500	Monster Worldwide, Inc.[a,c]	683,100
37,200	Navistar International Corporation[a]	1,406,160
21,900	Pall Corporation	578,379
14,000	Parker-Hannifin Corporation	634,900

	Total Industrials	11,841,291

Information Technology (9.9%)
98,300	ADC Telecommunications, Inc.[a]	723,488
12,000	Apple, Inc.[a]	1,509,960
124,900	Applied Materials, Inc.	1,525,029
17,100	BMC Software, Inc.[a]	592,857
78,300	Compuware Corporation[a]	585,684
114,700	EMC Corporation[a]	1,437,191
3,770	Google, Inc.[a]	1,492,807
14,200	International Business Machines Corporation[b]	1,465,582
92,500	Jabil Circuit, Inc.	749,250
9,600	MasterCard, Inc.	1,761,120
21,200	Microchip Technology, Inc.	487,600
94,600	Micron Technology, Inc.[a]	461,648
257,400	Motorola, Inc.	1,423,422
20,300	Solera Holdings, Inc.[a]	463,246
44,800	VMware, Inc.[a]	1,168,384
100,600	Yahoo!, Inc.[a]	1,437,574

	Total Information Technology	17,284,842

Materials (1.9%)
67,500	Companhia Vale do Rio Doce ADR	1,114,425
25,800	Freeport-McMoRan Copper & Gold, Inc.	1,100,370
29,200	Owens-Illinois, Inc.[a]	712,188
18,500	Terra Industries, Inc.	490,250

	Total Materials	3,417,233

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Common Stock (55.6%)	Value
Telecommunications Services (1.5%)
5,200	AT&T, Inc.	$133,224
299,800	Sprint Nextel Corporation[a]	1,307,128
40,200	Verizon Communications, Inc.	1,219,668

	Total Telecommunications Services	2,660,020

Utilities (2.6%)
34,216	Duke Energy Corporation	472,523
46,500	Edison International, Inc.	1,325,715
7,100	Entergy Corporation	459,867
14,000	EQT Corporation	470,820
28,300	Exelon Corporation	1,305,479
14,800	National Fuel Gas Company	484,108

	Total Utilities	4,518,512

	Total Common Stock (cost $97,005,838)	97,165,755

Principal Amount	Long-Term Fixed Income (33.6%)	Value
Asset-Backed Securities (3.6%)
	Americredit Automobile Receivables Trust
581,577	0.569%, 5/6/2009[d,e]	555,687
	Bear Stearns Mortgage Funding Trust
392,290	0.578%, 5/26/2009[e]	70,807
	Countrywide Asset-Backed Certificates
588,818	5.549%, 4/25/2036[d]	462,245
	Discover Card Master Trust
600,000	5.650%, 3/16/2020	527,125
	First Franklin Mortgage Loan Asset-Backed Certificates
416,578	0.548%, 5/26/2009[e]	388,642
	First Horizon ABS Trust
697,262	0.568%, 5/26/2009[d,e]	258,313
	Ford Credit Floor Plan Master Owner Trust
1,000,000	0.631%, 5/15/2009[e]	954,610
	GMAC Mortgage Corporation Loan Trust
808,108	0.618%, 5/26/2009[d,e]	243,801
879,019	0.618%, 5/26/2009[d,e]	240,638
	Green Tree Financial Corporation
405,420	6.330%, 11/1/2029	285,511
	Merna Re, Ltd.
700,000	2.970%, 6/30/2009[e,f]	639,240
	Popular ABS Mortgage Pass-Through Trust
118,449	4.000%, 12/25/2034	111,775
	Renaissance Home Equity Loan Trust
1,500,000	5.608%, 5/25/2036	1,233,186
	Residential Asset Securities Corporation
126,018	4.160%, 7/25/2030	117,565
	SLM Student Loan Trust
61,999	1.102%, 7/27/2009[e]	61,896
	Wachovia Asset Securitization, Inc.
852,689	0.578%, 5/26/2009[d,e,g]	$242,070

	Total Asset-Backed Securities	6,393,111

Basic Materials (0.4%)
	ArcelorMittal
250,000	6.125%, 6/1/2018	201,464
	Precision Castparts Corporation
500,000	5.600%, 12/15/2013	454,605

	Total Basic Materials	656,069

Capital Goods (0.4%)
	Caterpillar Financial Services Corporation
135,000	5.850%, 9/1/2017	122,819
	Honeywell International, Inc.
225,000	5.300%, 3/1/2018	231,043
	United Technologies Corporation
350,000	4.875%, 5/1/2015	360,699

	Total Capital Goods	714,561

Collateralized Mortgage Obligations (2.2%)
	Banc of America Mortgage Securities, Inc.
1,031,539	4.802%, 9/25/2035	730,086
	Chaseflex Trust
384,573	6.500%, 2/25/2035	284,757
	HomeBanc Mortgage Trust
627,091	5.985%, 4/25/2037	358,312
	J.P. Morgan Alternative Loan Trust
638,519	5.801%, 3/25/2036	348,173
	Merrill Lynch Mortgage Investors, Inc.
915,052	4.868%, 6/25/2035	676,438
	Thornburg Mortgage Securities Trust
594,338	0.528%, 5/26/2009[e]	594,338
568,922	0.548%, 5/26/2009[e]	489,967
	Zuni Mortgage Loan Trust
361,022	0.568%, 5/26/2009[e]	349,541

	Total Collateralized Mortgage Obligations	3,831,612

Commercial Mortgage-Backed Securities (4.9%)
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	0.601%, 5/15/2009[e,g]	1,085,724
1,000,000	4.487%, 2/11/2041	902,537
500,000	5.835%, 9/11/2042	218,540
	Citigroup Commercial Mortgage Trust
4,349	0.521%, 5/15/2009[e,f]	3,598
	Commercial Mortgage Pass-Through Certificates
30,022	0.551%, 5/15/2009[e,f]	28,476
1,000,000	0.581%, 5/15/2009[e,g]	606,865
1,500,000	0.631%, 5/15/2009[e,g]	806,111

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (33.6%)	Value
Commercial Mortgage-Backed Securities (4.9%) - continued
	Credit Suisse Mortgage Capital Certificates
$1,500,000	0.621%, 5/15/2009[b,e,f]	$677,277
	Crown Castle International Corporation
500,000	5.245%, 11/15/2036[f]	460,000
	Greenwich Capital Commercial Funding Corporation
1,250,000	5.867%, 12/10/2049	571,071
	GS Mortgage Securities Corporation II
1,000,000	0.619%, 5/6/2009[b,e,f]	723,147
	Merrill Lynch Mortgage Trust
1,000,000	5.266%, 1/12/2044	552,977
	TIAA Real Estate CDO, Ltd.
1,000,000	5.804%, 8/15/2039	906,625
	Wachovia Bank Commercial Mortgage Trust
875,000	5.765%, 7/15/2045	707,731
	Washington Mutual Asset Securities Corporation
246,544	3.830%, 1/25/2035[f]	239,247

	Total Commercial Mortgage-Backed Securities	8,489,926

Communications Services (0.7%)
	AT&T, Inc.
125,000	6.500%, 9/1/2037	118,030
	British Telecom plc
150,000	9.125%, 6/15/2009[h]	144,210
	Citizens Communications Company
150,000	6.250%, 1/15/2013	142,500
	New Cingular Wireless Services, Inc.
140,000	8.750%, 3/1/2031	160,251
	News America, Inc.
125,000	6.400%, 12/15/2035	92,836
	Rogers Cable, Inc.
280,000	6.750%, 3/15/2015	288,495
40,000	8.750%, 5/1/2032	42,902
	Verizon Communications, Inc.
200,000	5.550%, 2/15/2016	200,272

	Total Communications Services	1,189,496

Consumer Cyclical (0.7%)
	Ford Motor Credit Company, LLC
350,000	7.375%, 10/28/2009	336,088
	McDonald’s Corporation
150,000	6.300%, 3/1/2038	150,980
	Nissan Motor Acceptance Corporation
250,000	4.625%, 3/8/2010[f]	237,795
315,000	5.625%, 3/14/2011[f]	287,020
	Wal-Mart Stores, Inc.
230,000	5.875%, 4/5/2027	228,101

	Total Consumer Cyclical	1,239,984

Consumer Non-Cyclical (0.4%)
	Bottling Group, LLC
125,000	6.950%, 3/15/2014	142,975
	HCA, Inc.
150,000	9.250%, 11/15/2016	148,500
	Johnson & Johnson Company
250,000	5.950%, 8/15/2037	267,898
	Kroger Company
200,000	6.400%, 8/15/2017	208,178

	Total Consumer Non-Cyclical	767,551

Energy (0.6%)
	CenterPoint Energy Resources Corporation
300,000	6.125%, 11/1/2017	263,724
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
300,000	5.298%, 9/30/2020[f]	259,917
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
125,000	5.832%, 9/30/2016[f]	121,635
	Transocean, Inc.
220,000	6.000%, 3/15/2018	217,544
	XTO Energy, Inc.
200,000	5.500%, 6/15/2018	190,084

	Total Energy	1,052,904

Financials (3.6%)
	Ace INA Holdings, Inc.
225,000	5.800%, 3/15/2018	208,457
	American Express Company
200,000	7.000%, 3/19/2018	189,692
	Bear Stearns Companies, Inc.
225,000	6.950%, 8/10/2012	236,883
200,000	6.400%, 10/2/2017	194,675
	CIT Group, Inc.
325,000	7.625%, 11/30/2012	201,568
	Corestates Capital Trust I
375,000	8.000%, 12/15/2026[f]	250,073
	General Electric Capital Corporation
120,000	5.625%, 9/15/2017	105,419
	Goldman Sachs Group, Inc.
450,000	5.125%, 1/15/2015	426,424
150,000	6.750%, 10/1/2037	114,339
	Goldman Sachs Group, Inc., Convertible
500,000	1.000%, 1/31/2015[i]	395,845
400,000	1.000%, 5/7/2015[i]	308,908
	HSBC Holdings plc
165,000	6.500%, 5/2/2036	142,796
	International Lease Finance Corporation
390,000	5.750%, 6/15/2011	297,279
	Lehman Brothers Holdings, Inc.
500,000	5.250%, 2/6/2012[j]	71,250
	Liberty Property, LP
200,000	5.500%, 12/15/2016	138,553
	Merrill Lynch & Company, Inc.
325,000	5.450%, 2/5/2013	284,552
	Mitsubishi UFG Capital Finance, Ltd.
215,000	6.346%, 7/25/2016	169,575

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (33.6%)	Value
Financials (3.6%) - continued
	Nationwide Health Properties, Inc.
$375,000	6.250%, 2/1/2013	$330,142
	ProLogis
525,000	5.500%, 4/1/2012	426,890
	Prudential Financial, Inc.
225,000	6.100%, 6/15/2017	159,942
100,000	5.700%, 12/14/2036	60,017
	Prudential Financial, Inc., Convertible
175,000	Zero Coupon, 6/15/2009[e]	172,375
	Reinsurance Group of America, Inc.
300,000	5.625%, 3/15/2017	193,061
	Swiss RE Capital I, LP
275,000	6.854%, 5/25/2016[f]	108,625
	Travelers Companies, Inc.
105,000	6.250%, 6/15/2037	95,965
	United Health Group
150,000	6.500%, 6/15/2037	120,760
	Wachovia Bank NA
285,000	4.875%, 2/1/2015	239,872
	Wachovia Capital Trust III
495,000	5.800%, 3/15/2011	230,175
	Wells Fargo & Company
225,000	4.375%, 1/31/2013	216,571
	Willis North America, Inc.
220,000	6.200%, 3/28/2017	159,531

	Total Financials	6,250,214

Foreign (0.2%)
	Corporacion Andina de Fomento
500,000	5.750%, 1/12/2017	416,742

	Total Foreign	416,742

Mortgage-Backed Securities (10.0%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,750,000	4.500%, 5/1/2039[k]	1,780,625
14,225,000	5.500%, 5/1/2039[k]	14,736,218
1,000,000	6.500%, 5/1/2039[k]	1,059,375

	Total Mortgage-Backed Securities	17,576,218

Technology (0.2%)
	Oracle Corporation
250,000	5.750%, 4/15/2018	264,861

	Total Technology	264,861

Transportation (0.8%)
	Burlington Northern Santa Fe Corporation
175,000	7.000%, 12/15/2025	177,389
	FedEx Corporation
329,193	6.720%, 1/15/2022	315,522
	Southwest Airlines Company
594,254	6.150%, 8/1/2022	523,341
	Union Pacific Corporation
450,000	6.125%, 1/15/2012	460,323

	Total Transportation	1,476,575

U.S. Government (3.7%)
	Federal Home Loan Mortgage Corporation
750,000	5.000%, 12/14/2018	709,966
	Federal National Mortgage Association
1,000,000	4.625%, 5/1/2013	1,013,200
	U.S. Treasury Bonds
210,000	4.750%, 2/15/2037	233,264
175,000	5.000%, 5/15/2037	202,016
50,000	4.375%, 2/15/2038	52,547
	U.S. Treasury Notes
5,000	4.000%, 8/15/2018	5,364
225,000	3.750%, 11/15/2018[c]	236,549
	U.S. Treasury Notes, TIPS
1,519,466	2.000%, 7/15/2014[c]	1,551,280
2,258,661	2.500%, 7/15/2016[c]	2,381,476

	Total U.S. Government	6,385,662

Utilities (1.2%)
	Cleveland Electric Illuminating Company
245,000	5.700%, 4/1/2017	219,385
	Commonwealth Edison Company
220,000	5.400%, 12/15/2011	220,649
	Electricite de France
100,000	5.500%, 1/26/2014[f]	107,100
	Exelon Corporation
300,000	6.750%, 5/1/2011	310,538
	ITC Holdings Corporation
225,000	6.050%, 1/31/2018[f]	208,075
	MidAmerican Energy Holdings Company
225,000	6.500%, 9/15/2037	204,737
	Power Receivables Finance, LLC
318,522	6.290%, 1/1/2012[g]	311,919
	Union Electric Company
350,000	6.400%, 6/15/2017	339,784
	Virginia Electric & Power Company
145,000	6.000%, 1/15/2036	143,992

	Total Utilities	2,066,179

	Total Long-Term Fixed Income (cost $70,131,656)	58,771,665

Shares	Mutual Funds (0.6%)	Value
Fixed Income Mutual Funds (0.6%)
244,773	Thrivent High Yield Fund	954,614

	Total Fixed Income Mutual Funds	954,614

	Total Mutual Funds (cost $900,000)	954,614

Shares	Preferred Stock (0.1%)	Value
Financials (0.1%)
15,771	Credit Suisse XLF Equity-Linked Note, Convertible, 11.100%[a,i]	170,485

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Preferred Stock (0.1%)	Value
Financials (0.1%) - continued
12,000	Federal National Mortgage Association, 8.250%	$9,960

	Total Financials	180,445

	Total Preferred Stock (cost $357,063)	180,445

Contracts	Options Purchased (<0.1%)	Value
	Call on 10-Yr. U.S. Treasury Bond Futures
35	$123.00, expires 5/22/2009	$11,484
	Put on 10-Yr. U.S. Treasury Bond Futures
37	$119.50, expires 5/22/2009	17,344

	Total Options Purchased (cost $38,888)	28,828

Shares	Collateral Held for Securities Loaned (4.2%)	Value
7,307,903	Thrivent Financial Securities Lending Trust	7,307,903

	Total Collateral Held for Securities Loaned (cost $7,307,903)	7,307,903

Shares or Principal Amount	Short-Term Investments (20.2%)[l]	Value
	Federal Home Loan Bank Discount Notes
10,260,000	0.100%, 5/1/2009	10,260,000
4,840,000	Zero Coupon, 5/12/2009	4,839,882
1,700,000	0.080%, 5/14/2009[m]	1,699,950
10,000,000	0.085%, 5/20/2009[m]	9,999,551
	Federal National Mortgage Association Discount Notes
3,635,000	0.080%, 5/11/2009	3,634,919
550,000	0.409%, 5/14/2009[m,n]	549,920
4,389,930	Thrivent Money Market Fund	4,389,930

	Total Short-Term Investments (at amortized cost)	35,374,152

	Total Investments (cost $211,115,500) 114.3%	$199,783,362

	Other Assets and Liabilities, Net (14.3%)	(24,979,906)

	Total Net Assets 100.0%	$174,803,456

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover options.
c	All or a portion of the security is on loan.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2009, the value of these investments was $4,351,225 or 2.5% of total net assets.

g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Fund owned as of April 30, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$1,500,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	1,500,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	1,000,000
Power Receivables Finance, LLC	9/30/2003	320,486
Wachovia Asset Securitization, Inc.	3/16/2007	852,690

h	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
i	These securities are Equity-Linked Structured Securities.
j	In bankruptcy.
k	Denotes investments purchased on a when-issued or delayed delivery basis.
l	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
m	At April 30, 2009, $2,099,912 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At April 30, 2009, $349,949 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	- Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,829,840
Gross unrealized depreciation	(17,161,978)

Net unrealized appreciation (depreciation)	($11,332,138)

Cost for federal income tax purposes	$211,115,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Balanced Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$109,856,990	$313,314
Level 2	88,809,064	(103,967)
Level 3	1,117,308	–

Totals (Level 1,2,3)	$199,783,362	$209,347

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced Fund as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value October 31, 2008	$888,034	$–
Accrued Discounts/(Premiums)	–	–
Realized Gain/(Loss)	(52,051)	–
Change in Unrealized Gain/(Loss)	(259,626)	–
Net Purchases/(Sales)	10,289	–
Transfers In and/or (Out of) Level 3	530,662	–

Value April 30, 2009	$1,117,308	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	25	June 2009	$2,929,217	$2,928,516	($701)
10-Yr. U.S. Treasury Bond Futures	(25)	June 2009	(3,092,502)	(3,023,438)	69,064
20-Yr. U.S. Treasury Bond Futures	5	June 2009	647,984	612,812	(35,172)
S&P 500 Index Futures	70	June 2009	14,948,600	15,225,000	276,400
Total Futures Contracts					$309,591

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	35	$124.50	May 2009	($4,922)	$3,723
Total Call Options Written				($4,922)	$3,723

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 10, 5 Year, at 5.00%; Bank of America	Sell	6/20/2013	$736,000	$40,003	($132,879)	($92,876)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	460,000	74,371	(99,847)	(25,476)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	138,000	43,557	(29,954)	13,603
CDX IG, Series 12, 5 Year, at 1.00%; Bank of America	Sell	6/20/2014	375,000	11,580	(10,798)	782
Total Credit Default Swaps					($273,478)	($103,967)

1

As the buyer of protection, Balanced Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Balanced Fund could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
High Yield	$–	$900,000	$–	244,773	$954,614	$5,552
Money Market	11,999,191	23,272,866	30,882,127	4,389,930	4,389,930	45,484
Thrivent Financial Securities Lending Trust	11,379,048	35,525,930	39,597,075	7,307,903	7,307,903	64,426
Total Value and Income Earned	23,378,239				12,652,447	115,462

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Bank Loans (4.5%)[a]	Value
Basic Materials (0.4%)
	Lyondell Chemical Company, Debtor in Possession Facility Term Loan
$879,312	9.168%, 12/15/2009[b,c]	$892,686
	Lyondell Chemical Company, Dutch Revolving Credit Loan
40,895	5.750%, 12/20/2012	13,564
	Lyondell Chemical Company, Dutch Tranche A Term Loan
96,210	5.750%, 12/20/2013	31,910
	Lyondell Chemical Company, German Tranche B-1 Euro Term Loan
117,405	6.000%, 12/20/2014	38,940
	Lyondell Chemical Company, German Tranche B-2 Euro Term Loan
117,405	6.000%, 12/20/2014	38,940
	Lyondell Chemical Company, German Tranche B-3 Euro Term Loan
117,405	6.000%, 12/20/2014	38,940
	Lyondell Chemical Company, Primary U.S. Revolving Credit Loan
153,356	5.750%, 12/20/2014	50,863
	Lyondell Chemical Company, Roll-Up Term Loan Facility
878,879	5.940%, 12/15/2009	688,601
	Lyondell Chemical Company, U.S. Tranche A Term Loan
292,186	5.750%, 12/20/2013	96,909
	Lyondell Chemical Company, U.S. Tranche B-1 Term Loan
509,455	7.000%, 12/20/2014	168,971
	Lyondell Chemical Company, U.S. Tranche B-2 Term Loan
509,455	7.000%, 12/20/2014	168,971
	Lyondell Chemical Company, U.S. Tranche B-3 Term Loan
509,455	7.000%, 12/20/2014	168,971

	Total Basic Materials	2,398,266

Communications Services (0.3%)
	Charter Communications Operating, LLC, Term Loan
2,094,697	4.028%, 3/6/2014	1,773,015

	Total Communications Services	1,773,015

Consumer Cyclical (1.8%)
	Blockbuster, Inc., Term Loan
1,553,869	5.825%, 8/20/2011	1,045,629
	Ford Motor Company, Term Loan
8,852,817	3.687%, 12/15/2013	5,577,275
	General Motors Corporation, Term Loan
4,882,441	6.679%, 11/29/2013	3,170,120

	Total Consumer Cyclical	9,793,024

Consumer Non-Cyclical (0.7%)
	CHS/Community Health Systems, Inc., Term Loan
121,962	2.678%, 7/25/2014	109,660
2,390,696	3.447%, 7/25/2014	2,149,546
	HCA, Inc., Term Loan
2,057,665	3.470%, 11/18/2013	1,852,928

	Total Consumer Non-Cyclical	4,112,134

Technology (0.3%)
	Flextronics Semiconductor, Ltd., Term Loan
1,819,063	3.125%, 10/1/2014	1,385,526
522,719	3.381%, 10/1/2014	398,139

	Total Technology	1,783,665

Utilities (1.0%)
	Energy Future Holdings, Term Loan
4,875,750	3.969%, 10/10/2014	3,314,291
	NRG Energy, Inc., Term Loan
721,110	2.720%, 2/1/2013	669,580
1,351,327	2.720%, 2/1/2013	1,254,761

	Total Utilities	5,238,632

	Total Bank Loans (cost $28,673,061)	25,098,736

Principal Amount	Long-Term Fixed Income (89.8%)	Value
Asset-Backed Securities (0.2%)
	Countrywide Home Loans Asset-Backed Securities
1,463,779	0.548%, 5/26/2009[d,e]	930,400

	Total Asset-Backed Securities	930,400

Basic Materials (7.7%)
	Arch Western Finance, LLC
3,085,000	6.750%, 7/1/2013	2,691,663
	Domtar, Inc.
3,790,000	7.125%, 8/15/2015	2,747,750
	Drummond Company, Inc.
2,155,000	7.375%, 2/15/2016[f]	1,562,375
	FMG Finance, Pty., Ltd.
4,715,000	10.625%, 9/1/2016[f]	4,125,625
	Freeport-McMoRan Copper & Gold, Inc.
2,620,000	8.250%, 4/1/2015	2,580,700
3,525,000	8.375%, 4/1/2017	3,454,500
	Georgia-Pacific, LLC
1,400,000	8.125%, 5/15/2011[g]	1,403,500
1,050,000	8.250%, 5/1/2016[f]	1,050,000
1,805,000	7.125%, 1/15/2017[f]	1,705,725
	Graphic Packaging International Corporation
4,040,000	9.500%, 8/15/2013	3,646,100
	Griffin Coal Mining Company, Pty., Ltd.
2,965,000	9.500%, 12/1/2016[f]	1,067,400
	Jefferson Smurfit Corporation
1,300,000	8.250%, 10/1/2012[g,h]	273,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (89.8%)	Value
Basic Materials (7.7%) - continued
	Mosaic Global Holdings, Inc., Convertible
$2,540,000	7.375%, 12/1/2014[f]	$2,520,950
	NewPage Corporation
1,820,000	10.000%, 5/1/2012	855,400
	Peabody Energy Corporation
4,040,000	6.875%, 3/15/2013	3,959,200
	Rock-Tenn Company
650,000	9.250%, 3/15/2016	661,375
	Ryerson, Inc.
1,700,000	12.000%, 11/1/2015	1,028,500
	Smurfit-Stone Container Enterprises, Inc.
1,840,000	8.000%, 3/15/2017[g,h]	395,600
	Southern Copper Corporation
1,460,000	7.500%, 7/27/2035	1,100,377
	Steel Dynamics, Inc.
4,080,000	7.750%, 4/15/2016[f]	3,223,200
	Terra Capital, Inc.
3,200,000	7.000%, 2/1/2017	3,008,000

	Total Basic Materials	43,060,940

Capital Goods (9.2%)
	Allied Waste North America, Inc.
3,610,000	7.875%, 4/15/2013	3,664,150
	Ball Corporation
2,155,000	6.625%, 3/15/2018	2,079,575
	Berry Plastics Holding Corporation
1,200,000	8.875%, 9/15/2014	864,000
	Case New Holland, Inc.
2,230,000	7.125%, 3/1/2014	1,951,250
	Crown Americas, Inc.
1,830,000	7.625%, 11/15/2013	1,848,300
1,830,000	7.750%, 11/15/2015	1,857,450
	DRS Technologies, Inc.
2,600,000	6.625%, 2/1/2016	2,578,958
	Graham Packaging Company, Inc.
3,030,000	9.875%, 10/15/2014	2,450,513
	L-3 Communications Corporation
4,000,000	6.125%, 1/15/2014	3,800,000
3,030,000	6.375%, 10/15/2015	2,870,925
	Legrand SA
850,000	8.500%, 2/15/2025	676,209
	Leucadia National Corporation
5,070,000	7.125%, 3/15/2017	3,764,475
	Mueller Water Products, Inc.
1,390,000	7.375%, 6/1/2017	820,100
	Norcraft Companies, LP/Norcraft Finance Corporation
1,760,000	9.000%, 11/1/2011	1,601,600
	Owens-Brockway Glass Container, Inc.
1,230,000	8.250%, 5/15/2013	1,248,450
	Owens-Illinois, Inc.
4,750,000	7.800%, 5/15/2018	4,619,375
	Plastipak Holdings, Inc.
2,595,000	8.500%, 12/15/2015[f]	1,855,425
	RBS Global, Inc./Rexnord Corporation
2,385,000	9.500%, 8/1/2014	1,949,737
	Rental Services Corporation
1,780,000	9.500%, 12/1/2014	1,143,650
	SPX Corporation
2,980,000	7.625%, 12/15/2014	2,942,750
	TransDigm, Inc.
5,365,000	7.750%, 7/15/2014	5,244,288
	United Rentals North America, Inc.
1,740,000	6.500%, 2/15/2012	1,557,300

	Total Capital Goods	51,388,480

Commercial Mortgage-Backed Securities (0.2%)
	Greenwich Capital Commercial Funding Corporation
3,000,000	5.867%, 12/10/2049	1,370,571

	Total Commercial Mortgage-Backed Securities	1,370,571

Communications Services (19.1%)
	American Tower Corporation
4,750,000	7.000%, 10/15/2017[g]	4,678,750
	CC Holdings GS V, LLC.
1,100,000	7.750%, 5/1/2017[f]	1,111,000
	Centennial Communications Corporation
4,550,000	6.958%, 7/1/2009[e]	4,561,375
3,260,000	8.125%, 2/1/2014	3,382,250
	Charter Communications Operating, LLC
2,620,000	8.375%, 4/30/2014[f,g,h]	2,384,200
	Citizens Communications Company
3,415,000	9.250%, 5/15/2011	3,594,287
	Cricket Communications, Inc.
4,130,000	9.375%, 11/1/2014	4,088,700
	Crown Castle International Corporation
4,340,000	9.000%, 1/15/2015	4,426,800
	CSC Holdings, Inc.
2,630,000	8.500%, 4/15/2014[f]	2,682,600
3,050,000	8.500%, 6/15/2015[f]	3,088,125
850,000	8.625%, 2/15/2019[f]	856,375
	Dex Media West, LLC/Dex Media West Finance Company
1,120,000	9.875%, 8/15/2013[i]	319,200
	DIRECTV Holdings, LLC
4,720,000	7.625%, 5/15/2016	4,672,800
	EchoStar DBS Corporation
3,720,000	7.125%, 2/1/2016	3,478,200
	Frontier Communications Corporation
1,030,000	8.250%, 5/1/2014	1,011,975
	Intelsat Subsidiary Holding Company, Ltd.
6,760,000	8.875%, 1/15/2015[f]	6,692,400
200,000	8.875%, 1/15/2015[f]	197,000
	Intelsat, Ltd.
5,108,000	Zero Coupon, 2/1/2010[f,j]	4,597,200

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (89.8%)	Value
Communications Services (19.1%) - continued
	Level 3 Financing, Inc.
$2,430,000	9.250%, 11/1/2014	$1,947,037
	Mediacom, LLC/Mediacom Capital Corporation
4,230,000	9.500%, 1/15/2013	4,145,400
	MetroPCS Wireless, Inc.
3,950,000	9.250%, 11/1/2014	3,954,938
850,000	9.250%, 11/1/2014[f]	846,813
	Nextel Communications, Inc.
3,770,000	6.875%, 10/31/2013	2,893,475
	Nielsen Finance, LLC/Nielsen Finance Company
2,300,000	10.000%, 8/1/2014	2,162,000
1,500,000	11.500%, 5/1/2016[f]	1,417,500
	NTL Cable plc
4,510,000	9.125%, 8/15/2016	4,442,350
	Quebecor Media, Inc.
2,900,000	7.750%, 3/15/2016	2,421,500
	Qwest Communications International, Inc.
1,080,000	7.500%, 2/15/2014	1,001,700
	Qwest Corporation
4,360,000	7.875%, 9/1/2011	4,327,300
1,430,000	7.625%, 6/15/2015	1,354,925
400,000	8.375%, 5/1/2016[f]	398,000
	R.H. Donnelley Corporation
3,395,000	6.875%, 1/15/2013[i]	195,213
	Sprint Capital Corporation
3,820,000	8.375%, 3/15/2012	3,662,425
	Time Warner Telecom Holdings, Inc.
4,880,000	9.250%, 2/15/2014	4,892,200
	Videotron Ltee
4,650,000	6.875%, 1/15/2014	4,516,312
1,070,000	9.125%, 4/15/2018[f]	1,111,463
	Videotron, Ltd.
640,000	9.125%, 4/15/2018	664,800
	Virgin Media Finance plc
2,160,000	8.750%, 4/15/2014	2,138,400
	Windstream Corporation
1,080,000	8.625%, 8/1/2016	1,074,600
1,600,000	7.000%, 3/15/2019	1,504,000

	Total Communications Services	106,895,588

Consumer Cyclical (18.1%)
	AutoNation, Inc.
2,110,000	7.000%, 4/15/2014	1,920,100
	Beazer Homes USA, Inc.
1,105,000	8.625%, 5/15/2011[g]	453,050
	Blockbuster, Inc.
2,550,000	9.000%, 9/1/2012[g]	1,326,000
	Boyd Gaming Corporation
3,820,000	6.750%, 4/15/2014[g]	2,903,200
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
3,160,000	10.125%, 3/1/2012	2,287,050
	D.R. Horton, Inc.
1,000,000	6.500%, 4/15/2016	845,000
	Dollarama Group, LP
1,489,000	8.073%, 6/15/2009[e]	923,180
4,300,000	8.875%, 8/15/2012	4,085,000
	Firekeepers Development Authority
4,900,000	13.875%, 5/15/2015[f]	3,528,000
	Fontainebleau Las Vegas Holdings, LLC
5,180,000	10.250%, 6/15/2015[f]	181,300
	Ford Motor Credit Company, LLC
4,320,000	7.375%, 2/1/2011	3,715,451
3,270,000	7.000%, 10/1/2013	2,436,856
	Gaylord Entertainment Company
4,210,000	6.750%, 11/15/2014	2,831,225
	Group 1 Automotive, Inc.
3,810,000	8.250%, 8/15/2013	3,162,300
	Hanesbrands, Inc.
2,090,000	5.698%, 6/15/2009[e]	1,598,850
	Harrah’s Operating Company, Inc.
2,700,000	10.000%, 12/15/2018[f]	1,269,000
	Host Hotels & Resorts, LP
2,040,000	6.875%, 11/1/2014	1,866,600
	KB Home
3,040,000	6.250%, 6/15/2015	2,599,200
	Lear Corporation
3,820,000	8.500%, 12/1/2013[g]	553,900
	Limited Brands, Inc.
2,000,000	6.900%, 7/15/2017[g]	1,661,226
	Macy’s Retail Holdings, Inc.
3,050,000	7.875%, 7/15/2015	2,869,535
	MGM MIRAGE
4,850,000	7.500%, 6/1/2016[g]	2,716,000
	Norcraft Holdings, LP/Norcraft Capital Corporation
1,250,000	9.750%, 9/1/2012	1,012,500
	Perry Ellis International, Inc.
2,200,000	8.875%, 9/15/2013	1,496,000
	Pinnacle Entertainment, Inc.
1,600,000	8.250%, 3/15/2012[g]	1,560,000
3,005,000	7.500%, 6/15/2015	2,494,150
	Pokagon Gaming Authority
3,111,000	10.375%, 6/15/2014[f]	2,877,675
	Pulte Homes, Inc.
3,355,000	5.200%, 2/15/2015	2,818,200
	Rite Aid Corporation
4,725,000	8.625%, 3/1/2015	2,551,500
2,500,000	7.500%, 3/1/2017[g]	1,856,250
	Royal Caribbean Cruises, Ltd.
2,980,000	7.000%, 6/15/2013	2,309,500
	Ryland Group, Inc.
2,000,000	8.400%, 5/15/2017[k]	1,960,120
	Sally Holdings, LLC
3,490,000	9.250%, 11/15/2014[g]	3,490,000
	Seminole Hard Rock Entertainment
2,415,000	3.820%, 6/15/2009[e,f]	1,593,900
	Service Corporation International
1,600,000	6.750%, 4/1/2015	1,468,000
	Shingle Springs Tribal Gaming Authority
4,675,000	9.375%, 6/15/2015[f]	2,431,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (89.8%)	Value
Consumer Cyclical (18.1%) - continued
	Speedway Motorsports, Inc.
$3,300,000	6.750%, 6/1/2013	$2,887,500
	Starwood Hotels & Resorts Worldwide, Inc.
2,600,000	7.875%, 10/15/2014	2,503,410
	Stewart Enterprises, Inc., Convertible
1,540,000	3.125%, 7/15/2014	1,054,900
870,000	3.375%, 7/15/2016	536,137
	TRW Automotive, Inc.
1,930,000	7.000%, 3/15/2014[f,g]	1,071,150
	Tunica Biloxi Gaming Authority
4,870,000	9.000%, 11/15/2015[l]	4,188,200
	Turning Stone Resort Casino Enterprise
1,500,000	9.125%, 12/15/2010[l]	1,260,000
3,130,000	9.125%, 9/15/2014[l]	2,284,900
	Universal City Development Services
1,270,000	11.750%, 4/1/2010	1,203,325
	Universal City Florida Holding Company I/II
3,655,000	5.920%, 5/1/2009[e]	2,266,100
	Vail Resorts, Inc.
2,990,000	6.750%, 2/15/2014	2,691,000
	Warnaco, Inc.
3,495,000	8.875%, 6/15/2013	3,503,737

	Total Consumer Cyclical	101,101,177

Consumer Non-Cyclical (13.1%)
	Biomet, Inc.
3,400,000	10.000%, 10/15/2017[f]	3,536,000
1,700,000	10.375%, 10/15/2017	1,636,250
1,690,000	11.625%, 10/15/2017	1,639,300
	Boston Scientific Corporation
3,100,000	5.450%, 6/15/2014	2,925,625
	Community Health Systems, Inc.
3,960,000	8.875%, 7/15/2015	3,940,200
	Constellation Brands, Inc.
2,330,000	7.250%, 9/1/2016	2,248,450
	DaVita, Inc.
2,125,000	7.250%, 3/15/2015	2,077,188
	HCA, Inc.
6,690,000	6.750%, 7/15/2013	5,753,400
2,630,000	9.625%, 11/15/2016	2,439,325
850,000	9.875%, 2/15/2017[f,g]	850,000
3,040,000	8.500%, 4/15/2019[f]	3,059,000
	Ingles Markets, Inc.
1,900,000	8.875%, 5/15/2017[f]	1,834,412
	Jarden Corporation
3,330,000	7.500%, 5/1/2017[g]	2,947,050
	JBS USA, LLC/JBS USA Finance, Inc.
2,850,000	11.625%, 5/1/2014[f]	2,707,500
	Michael Foods, Inc.
2,760,000	8.000%, 11/15/2013	2,608,200
	Omnicare, Inc.
4,320,000	6.875%, 12/15/2015	4,050,000
	Pinnacle Foods Finance, LLC
3,155,000	9.250%, 4/1/2015[g]	2,673,862
	Select Medical Corporation
1,300,000	7.654%, 9/15/2009[e,g]	731,250
2,990,000	7.625%, 2/1/2015	2,272,400
	Stater Brothers Holdings, Inc.
1,830,000	8.125%, 6/15/2012	1,807,125
	Sun Healthcare Group, Inc.
2,590,000	9.125%, 4/15/2015	2,518,775
	SUPERVALU, Inc.
2,020,000	7.500%, 11/15/2014	1,959,400
1,000,000	8.000%, 5/1/2016[c,k]	970,000
	Surgical Care Affiliates, Inc.
3,220,000	8.875%, 7/15/2015[l]	2,189,600
	Tenet Healthcare Corporation
1,300,000	7.375%, 2/1/2013	1,189,500
2,095,000	9.000%, 5/1/2015[f,g]	2,115,950
1,095,000	10.000%, 5/1/2018[f]	1,138,800
	US Oncology, Inc.
1,700,000	10.750%, 8/15/2014	1,576,750
	Vanguard Health Holding Company II, LLC
1,310,000	9.000%, 10/1/2014	1,247,775
	Ventas Realty, LP/Ventas Capital Corporation
3,690,000	6.500%, 6/1/2016	3,302,550
	Visant Holding Corporation
3,565,000	10.250%, 12/1/2013	3,368,925

	Total Consumer Non-Cyclical	73,314,562

Energy (6.1%)
	Chesapeake Energy Corporation
1,710,000	7.500%, 9/15/2013	1,624,500
3,570,000	6.250%, 1/15/2018[g]	3,007,725
	Connacher Oil and Gas, Ltd.
2,560,000	10.250%, 12/15/2015[f]	1,139,200
	Denbury Resources, Inc.
2,590,000	7.500%, 12/15/2015	2,434,600
1,280,000	9.750%, 3/1/2016	1,299,200
	Forest Oil Corporation
3,390,000	7.250%, 6/15/2019	2,822,175
	Helix Energy Solutions Group, Inc.
2,550,000	9.500%, 1/15/2016[f]	1,810,500
	Hornbeck Offshore Services, Inc.
1,815,000	6.125%, 12/1/2014	1,497,375
	Key Energy Services, Inc.
3,100,000	8.375%, 12/1/2014	2,542,000
	Newfield Exploration Company
3,390,000	6.625%, 4/15/2016	3,067,950
	PetroHawk Energy Corporation
2,840,000	9.125%, 7/15/2013	2,783,200
650,000	10.500%, 8/1/2014[f]	653,250
	Plains Exploration & Production Company
2,400,000	7.750%, 6/15/2015	2,196,000
4,560,000	10.000%, 3/1/2016	4,446,000
	Southwestern Energy Company
2,550,000	7.500%, 2/1/2018[f]	2,479,875

	Total Energy	33,803,550

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (89.8%)	Value
Financials (2.4%)
	Bank of America Corporation
$3,340,000	8.125%, 5/15/2018[g]	$1,896,853
	Countrywide Financial Corporation
2,120,000	6.250%, 5/15/2016	1,577,290
	Deluxe Corporation
1,075,000	7.375%, 6/1/2015	806,250
	FTI Consulting, Inc.
1,750,000	7.625%, 6/15/2013	1,767,500
	General Motors Acceptance Corporation, LLC
5,283,000	6.875%, 9/15/2011[f]	4,596,210
	Lender Processing Services, Inc.
530,000	8.125%, 7/1/2016	524,700
	Nuveen Investments, Inc.
2,130,000	10.500%, 11/15/2015[f]	1,075,650
	Rouse Company, LP
2,100,000	3.625%, 3/15/2009[m]	1,065,750

	Total Financials	13,310,203

Materials (0.3%)
	General Cable Corporation, Convertible
2,020,000	1.000%, 10/15/2012	1,540,250

	Total Materials	1,540,250

Technology (2.8%)
	Amkor Technology, Inc.
2,120,000	7.750%, 5/15/2013	2,069,650
	Avago Technologies Finance Pte
488,000	6.761%, 6/1/2009[e]	407,480
3,750,000	10.125%, 12/1/2013	3,600,000
	First Data Corporation
2,130,000	9.875%, 9/24/2015[g]	1,472,362
	NXP BV/NXP Funding, LLC
950,000	10.000%, 7/15/2013[f]	665,000
	Seagate Technology HDD Holdings
4,035,000	6.800%, 10/1/2016	2,905,200
	SunGard Data Systems, Inc.
1,770,000	9.125%, 8/15/2013	1,690,350
3,350,000	10.250%, 8/15/2015	2,914,500

	Total Technology	15,724,542

Transportation (2.3%)
	Continental Airlines, Inc.
2,234,809	7.875%, 7/2/2018	1,229,145
	Delta Air Lines, Inc.
2,010,000	7.920%, 11/18/2010	1,648,200
	Hertz Corporation
1,555,000	8.875%, 1/1/2014	1,205,125
	Kansas City Southern de Mexico SA de CV
2,420,000	7.625%, 12/1/2013	1,984,400
870,000	7.375%, 6/1/2014	704,700
	Kansas City Southern Railway Company
420,000	13.000%, 12/15/2013	445,200
	Navios Maritime Holdings, Inc.
2,700,000	9.500%, 12/15/2014	1,660,500
	United Air Lines, Inc.
1,551,044	7.730%, 7/1/2010	1,504,513
	Windsor Petroleum Transport Corporation
2,750,000	7.840%, 1/15/2021[l]	2,550,576

	Total Transportation	12,932,359

Utilities (8.3%)
	AES Corporation
1,376,000	8.750%, 5/15/2013[f]	1,389,760
3,200,000	7.750%, 10/15/2015	2,944,000
3,200,000	8.000%, 10/15/2017	2,928,000
	Copano Energy, LLC
3,010,000	8.125%, 3/1/2016	2,739,100
	Dynegy Holdings, Inc.
1,720,000	6.875%, 4/1/2011[g]	1,616,800
1,585,000	8.375%, 5/1/2016[g]	1,268,000
	Edison Mission Energy
1,670,000	7.500%, 6/15/2013	1,419,500
2,820,000	7.000%, 5/15/2017	2,129,100
2,720,000	7.200%, 5/15/2019	1,978,800
	El Paso Corporation
640,000	12.000%, 12/12/2013	691,200
1,900,000	6.875%, 6/15/2014[g]	1,800,816
640,000	8.250%, 2/15/2016	624,000
1,900,000	7.000%, 6/15/2017	1,707,030
	Energy Future Holdings Corporation
1,000,000	10.875%, 11/1/2017	682,500
	Ferrellgas Partners, LP
2,540,000	6.750%, 5/1/2014[f]	2,292,350
	NRG Energy, Inc.
4,660,000	7.375%, 2/1/2016	4,485,250
	Public Service Company of New Mexico
4,000,000	7.950%, 5/15/2018	3,680,000
	Regency Energy Partners, LP
2,650,000	8.375%, 12/15/2013	2,477,750
	SemGroup, LP
3,680,000	8.750%, 11/15/2015[f,h]	119,600
	Southern Star Central Corporation
1,910,000	6.750%, 3/1/2016	1,690,350
	Texas Competitive Electric Holdings Company, LLC
6,380,000	10.250%, 11/1/2015	3,620,650
	Williams Companies, Inc.
2,250,000	7.625%, 7/15/2019	2,216,250
	Williams Partners, LP
1,810,000	7.250%, 2/1/2017	1,638,050

	Total Utilities	46,138,856

	Total Long-Term Fixed Income (cost $574,055,433)	501,511,478

Shares	Preferred Stock (1.0%)	Value
Financials (1.0%)
69,000	Bank of America Corporation, 8.625%	966,690
2,600	Bank of America Corporation, Convertible, 7.250%	1,500,200
63,648	Credit Suisse XLF Equity-Linked Note, Convertible, 11.100%[n,o]	688,035

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Shares	Preferred Stock (1.0%)	Value
Financials (1.0%) - continued
1,014	Preferred Blocker, Inc., 7.000%[f]	$304,200
3,000	Wells Fargo & Company, Convertible, 7.500%	1,854,000

	Total Financials	5,313,125

	Total Preferred Stock (cost $7,010,920)	5,313,125

Shares	Common Stock (0.1%)	Value
Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[k,n]	0

	Total Consumer Discretionary	0

Materials (<0.1%)
15	Pliant Corporation[h,k,n]	0

	Total Materials	0

Telecommunications Services (<0.1%)
3,026	XO Holdings, Inc.[n]	938
6,054	XO Holdings, Inc., Class A Stock Warrants[n]	48
4,540	XO Holdings, Inc., Class B Stock Warrants[n]	5
4,540	XO Holdings, Inc., Class C Stock Warrants[n]	5

	Total Telecommunications Services	996

Utilities (0.1%)
38,153	NRG Energy, Inc.[g,n]	685,991

	Total Utilities	685,991

	Total Common Stock (cost $3,274,558)	686,987

Shares	Collateral Held for Securities Loaned (6.3%)	Value
35,313,589	Thrivent Financial Securities Lending Trust	35,313,589

	Total Collateral Held for Securities Loaned (cost $35,313,589)	35,313,589

Shares or Principal Amount	Short-Term Investments (5.6%)[p]	Value
	Chariot Funding, LLC
5,605,000	0.200%, 5/1/2009	5,605,000
	Federal Home Loan Bank Discount Notes
1,500,000	0.387%, 5/14/2009[q]	1,499,790
	Federal National Mortgage Association Discount Notes
8,390,000	0.149%, 5/13/2009	8,389,584
2,000,000	0.400%, 5/14/2009[q]	1,999,713
6,188,383	Thrivent Money Market Fund	6,188,383
	Yorktown Capital, LLC
7,785,000	0.160%, 5/1/2009	7,785,000

	Total Short-Term Investments (at amortized cost)	31,467,470

	Total Investments (cost $679,795,031) 107.3%	$599,391,385

	Other Assets and Liabilities, Net (7.3%)	(40,659,981)

	Total Net Assets 100.0%	$558,731,404

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2009, the value of these investments was $87,212,657 or 15.6% of total net assets.

g	All or a portion of the security is on loan.
h	In bankruptcy.
i	Subsequent to April 30, 2009, the company has entered into bankruptcy and the security has decreased in value.
j	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
k	Security is fair valued as discussed in the Notes to Schedule of Investments.
l

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of April 30, 2009.

Security	Acquisition Date	Cost
Surgical Care Affiliates, Inc.	6/21/2007	$3,220,000
Tunica Biloxi Gaming Authority	11/8/2005	4,879,543
Turning Stone Resort Casino Enterprise	9/8/2006	3,174,018
Turning Stone Resort Casino Enterprise	5/1/2007	1,512,530
Windsor Petroleum Transport Corporation	4/21/1998	2,465,631

m	Defaulted security.
n	Non-income producing security.
o	These securities are Equity-Linked Structured Securities.
p	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2009

(unaudited)

q	At April 30, 2009, $3,399,518 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,028,318
Gross unrealized depreciation	(89,431,964)
Net unrealized appreciation (depreciation)	($80,403,646)

Cost for federal income tax purposes	$679,795,031

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing High Yield Fund's assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$46,509,849	$–
Level 2	549,263,381	(62,158)
Level 3	3,618,155	–

Totals (Level 1,2,3)	$599,391,385	($62,158)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Fund as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value October 31, 2008	$–	$–
Accrued Discounts/(Premiums)	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Gain/(Loss)	(36,916)	–
Net Purchases/(Sales)	3,655,071	–
Transfers In and/or (Out of) Level 3	–	–

Value April 30, 2009	$3,618,155	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	$2,217,200	$529,303	($481,263)	$48,040
LCDX, Series 10, 5 Year, at 3.25%; J.P. Morgan Chase and Co.	Sell	6/20/2013	5,400,000	1,119,120	(1,229,318)	(110,198)
Total Credit Default Swaps					($1,710,581)	($62,158)

1

As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
Money Market	$13,845,003	$17,380,845	$25,037,465	6,188,383	$6,188,383	$43,220
Thrivent Financial Securities Lending Trust	30,966,137	75,429,795	71,082,343	35,313,589	35,313,589	148,503
Total Value and Income Earned	44,811,140				41,501,972	191,723

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Alabama (0.1%)
	Alabama 21st Century Authority Tobacco Settlement Revenue Bonds
$1,000,000	5.750%, 12/1/2020	$873,860

	Total Alabama	873,860

Alaska (0.5%)
	Alaska Energy Authority Power Revenue Refunding Bonds (Bradley Lake) (Series 5) (FSA Insured)
3,155,000	5.000%, 7/1/2021[a]	3,084,549
	Northern Tobacco Securitization Corporation, Alaska Tobacco Settlement Asset Backed Revenue Bonds (Series A)
2,045,000	6.200%, 6/1/2022[b]	2,107,291
	Valdez, Alaska Marine Terminal Revenue Bonds
575,000	0.030%, 10/1/2025	575,000

	Total Alaska	5,766,840

Arizona (0.7%)
	Arizona Health Facilities Authority Revenue Bonds (Arizona Healthcare Pooled Financing) (FGIC Insured)
975,000	5.000%, 6/1/2011[a]	1,026,743
1,020,000	5.000%, 6/1/2012[a]	1,089,941
	Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.)
1,000,000	5.000%, 4/1/2017	1,017,340
1,200,000	5.000%, 4/1/2018	1,212,936
	Glendale, Arizona Industrial Development Authority Revenue Bonds
2,500,000	5.000%, 5/15/2031	2,286,700
	Glendale, Arizona Industrial Development Authority Revenue Bonds (Midwestern University) (Series A)
500,000	5.750%, 5/15/2021[b]	553,205
	Pima County, Arizona Industrial Development Authority Multifamily Revenue Bonds (La Hacienda Project) (GNMA/FHA Insured)
1,285,000	7.000%, 12/20/2031[a,b]	1,490,112
	Yavapai County, Arizona Hospital Revenue Bonds (Yavapai Regional Medical Center) (Series A)
500,000	6.000%, 8/1/2033	387,480

	Total Arizona	9,064,457

Arkansas (0.5%)
	Arkansas Housing Development Agency Single Family Mortgage Revenue Bonds (FHA Insured)
240,000	8.375%, 7/1/2010[a,b]	249,643
	Arkansas State Community Water System Public Water Authority Revenue Bonds (Series B) (MBIA Insured)
2,400,000	5.000%, 10/1/2023[a]	2,477,160
	Jonesboro, Arkansas Residential Housing and Health Care Facilities Revenue Bonds (St. Bernards Regional Medical Center) (AMBAC Insured)
2,310,000	5.800%, 7/1/2011[a]	2,310,070
	Pope County, Arkansas Pollution Control Revenue Bonds (Arkansas Power and Light Company Project) (FSA Insured)
875,000	6.300%, 12/1/2016[a]	875,061

	Total Arkansas	5,911,934

California (9.8%)
	Anaheim, California Public Financing Authority Lease Revenue Bonds (Public Improvements Project) (Series A) (FSA Insured)
3,950,000	6.000%, 9/1/2024[a]	4,283,340
	Beverly Hills California University School District General Obligation Bonds
10,000,000	Zero Coupon, 8/1/2031	2,884,000
	California Educational Finance Authority Revenue Bonds
1,000,000	5.875%, 10/1/2034	822,450
	California Infrastructure & Economic Bank Revenue Bonds (Bay Area Toll Bridges) (1st Lien-A)
5,000,000	5.000%, 7/1/2025[b]	5,647,950
	California Pollution Control Financing Authority Revenue Bonds
300,000	0.280%, 12/1/2012	300,000
	California Rural Home Mortgage Finance Authority Single Family Mortgage Revenue Bonds (Series D) (GNMA/FNMA Insured) (Subject to ‘AMT’)
45,000	7.100%, 6/1/2031[a]	45,418
	California State General Obligation Bonds
2,780,000	5.000%, 8/1/2014	3,051,800
2,765,000	5.000%, 9/1/2015	3,014,652
	California State General Obligation Bonds (AMBAC Insured)
2,000,000	6.300%, 9/1/2010[a]	2,116,200

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
California (9.8%) - continued
	California State Public Works Board Lease Revenue Bonds (Department of Corrections State Prison)
$3,000,000	7.400%, 9/1/2010	$3,180,570
	California State Public Works Board Lease Revenue Bonds (UCLA Replacement Hospital) (Series A) (FSA Insured)
4,000,000	5.375%, 10/1/2015[a]	4,309,280
	California State Revenue General Obligation Bonds
2,000,000	5.250%, 11/1/2021	2,057,880
3,990,000	5.250%, 4/1/2029[b]	4,635,502
10,000	5.250%, 4/1/2029	9,818
10,000,000	5.250%, 3/1/2038	9,501,400
	California State Unrefunded General Obligation Bonds (MBIA Insured)
300,000	6.000%, 8/1/2016[a]	301,101
	California State Veterans General Obligation Revenue Bonds (FGIC Insured) (Series AT)
2,000,000	9.500%, 2/1/2010[a]	2,112,740
	Contra Costa County, California Home Mortgage Revenue Bonds (GNMA Insured)
4,030,000	7.500%, 5/1/2014[a,b]	5,079,613
	East Bay, California Municipal Utility District Water System Revenue Bonds
10,000,000	5.000%, 6/1/2037	10,039,200
	Golden West Schools Financing Authority, California Revenue Bonds (Series A) (MBIA Insured)
420,000	5.800%, 2/1/2022[a]	494,395
	Los Angeles California Community College District, Election 2008 (Series A)
10,000,000	6.000%, 8/1/2033	10,718,300
	Los Angeles, California Unified School District Revenue Bonds
3,000,000	5.000%, 7/1/2023	3,081,480
	Los Angeles, California Unified School District Revenue Bonds (Series D)
1,000,000	5.000%, 1/1/2034	957,590
	Pittsburg, California Redevelopment Agency Tax Allocation Bonds (Los Medanos Community Development Project) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[a]	2,129,600
	Pomona, California Single Family Mortgage Revenue Bonds (Series A) (GNMA/FNMA Insured)
3,810,000	7.600%, 5/1/2023[a,b]	4,911,852
	San Bernardino County, California Single Family Mortgage Revenue Bonds (Series A) (GNMA Insured)
1,360,000	7.500%, 5/1/2023[a,b]	1,772,366
	San Diego California Unified School District, Capital Appreciation, Election 2008 (Series A)
10,000,000	6.000%, 7/1/2019[c,d]	5,371,300
	San Diego Community College District, California Revenue Bonds (FSA Guaranteed)
10,000,000	5.000%, 5/1/2030[a]	10,005,100
	San Francisco, California Bay Area Rapid Transit District Sales Tax Revenue Bonds (AMBAC Insured)
1,500,000	6.750%, 7/1/2010[a]	1,603,335
	San Jose, California Airport Revenue Bonds (Series A)
8,000,000	5.000%, 3/1/2037	6,400,960
	San Jose, California Redevelopment Agency Tax Allocation Bonds (Series A) (MBIA Insured)
2,760,000	5.000%, 8/1/2025[a]	2,438,267
	Santa Monica California Community College District, Capital Appreciation, Election 2004 (Series C)
5,000,000	Zero Coupon, 8/1/2025	2,078,250
	University of California Revenue Bonds (Series O)
5,000,000	5.250%, 5/15/2039	5,019,250

	Total California	120,374,959

Colorado (5.6%)
	Colorado Educational & Cultural Facilities Authority Revenue Bonds
475,000	5.125%, 6/15/2032	342,622
1,000,000	5.375%, 6/15/2038	726,070
	Colorado Educational and Cultural Facilities Authority Revenue Bonds (Bromley East Project) (Series A)
2,000,000	7.250%, 9/15/2030[b]	2,281,820
	Colorado Educational and Cultural Facilities Authority Revenue Bonds (Cherry Creek Academy Facility, Inc.)
570,000	6.000%, 4/1/2021	488,148
1,280,000	6.000%, 4/1/2030	984,781
	Colorado Educational and Cultural Facilities Authority Revenue Bonds (Classical Academy)
2,825,000	7.250%, 12/1/2030[b]	3,273,808

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Colorado (5.6%) - continued
	Colorado Educational and Cultural Facilities Authority Revenue Bonds (University Lab School Project)
$1,000,000	5.750%, 6/1/2016[b]	$1,087,880
750,000	6.125%, 6/1/2021[b]	821,632
6,250,000	6.250%, 6/1/2031[b]	6,862,875
	Colorado Health Facilities Authority Revenue Bonds
70,000	6.250%, 12/1/2010	70,219
470,000	6.250%, 12/1/2010[b]	473,093
3,080,000	6.800%, 12/1/2020[b]	3,417,044
1,920,000	6.800%, 12/1/2020	1,961,203
3,000,000	5.750%, 5/15/2036	2,369,760
	Colorado Health Facilities Authority Revenue Bonds (Parkview Medical Center Project)
1,000,000	6.500%, 9/1/2020[b]	1,116,590
500,000	6.600%, 9/1/2025[b]	559,435
	Colorado Housing and Finance Authority Revenue Bonds (Single Family Program) (Series A-2) (Subject to ‘AMT’)
105,000	7.450%, 10/1/2016	113,177
	Colorado Housing and Finance Authority Revenue Bonds (Single Family Program) (Series A-3)
20,000	7.250%, 4/1/2010	20,078
	Colorado Housing and Finance Authority Revenue Bonds (Single Family Program) (Series B-3)
360,000	6.700%, 8/1/2017	365,897
	Colorado Housing and Finance Authority Revenue Bonds (Single Family Program) (Series C-3) (FHA/VA Insured)
40,000	7.150%, 10/1/2030[a]	40,382
	Colorado Housing and Finance Authority Single Family Revenue Bonds (Series A-3)
15,000	7.000%, 11/1/2016	15,123
	Colorado Housing and Finance Authority Single Family Revenue Bonds (Series D-2) (Subject to ‘AMT’)
495,000	6.350%, 11/1/2029	528,799
	Colorado State Higher Education Capital Construction Lease Purchase Program Certificates of Participation
1,500,000	5.500%, 11/1/2027	1,575,765
	Colorado Water Resources and Power Development Authority Clean Water Revenue Unrefunded Bonds (Series A) (FSA Insured)
50,000	6.250%, 9/1/2013[a]	50,004
	Colorado Water Resources and Power Development Authority Small Water Resources Revenue Bonds (Series A) (FGIC Insured)
3,525,000	5.250%, 11/1/2021[a]	3,704,634
	Denver, Colorado City and County Airport Revenue Bonds (Series A)
5,000,000	5.000%, 11/15/2022	5,180,050
	Denver, Colorado City and County Bonds
6,000,000	5.600%, 10/1/2029	6,309,780
	Denver, Colorado Health and Hospital Authority Healthcare Revenue Bonds (Series A)
2,000,000	5.250%, 12/1/2031	1,468,980
	Denver, Colorado Health and Hospital Authority Healthcare Revenue Bonds (Series A) (ACA/CBI Insured)
2,000,000	6.250%, 12/1/2016[a,b]	2,239,880
	Jefferson County, Colorado School District General Obligation Bonds (FSA Guaranteed)
10,000,000	5.000%, 12/15/2016	11,370,800
	Larimer County, Colorado School District #R1 Poudre Valley General Obligation Bonds (MBIA/IBC Insured)
3,000,000	7.000%, 12/15/2016[a]	3,488,280
	Northwest Parkway Public Highway Authority, Colorado Capital Appreciation Revenue Bonds (Series C) (AMBAC Insured)
4,000,000	Zero Coupon, 6/15/2011[a,b,d]	4,073,840
	University of Colorado Enterprise Revenue Bonds
1,250,000	5.375%, 6/1/2032	1,310,900

	Total Colorado	68,693,349

Connecticut (0.3%)
	Connecticut State Special Tax Obligation Revenue Bonds (Transportation Infrastructure) (Series B)
4,000,000	6.500%, 10/1/2010	4,303,320

	Total Connecticut	4,303,320

District of Columbia (0.5%)
	District of Columbia Tobacco Settlement Financing Corporation Revenue Bonds
6,205,000	6.250%, 5/15/2024	5,603,611

	Total District of Columbia	5,603,611

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Florida (3.0%)
	Brevard County, Florida Housing Finance Authority Homeowner Mortgage Revenue Bonds (Series B) (GNMA Insured)
$323,000	6.500%, 9/1/2022[a]	$345,336
	Broward County Florida Water and Sewer Utility Revenue Bond (Series A)
3,000,000	5.250%, 10/1/2034	3,030,900
	Florida State Board of Education Capital Outlay Unrefunded General Obligation Bonds (MBIA Insured)
620,000	9.125%, 6/1/2014[a]	726,671
	Florida State Revenue Bonds (Jacksonville Transportation)
1,520,000	5.000%, 7/1/2019	1,518,708
	Hillsborough County, Florida Industrial Development Authority Pollution Control Revenue Bonds
2,000,000	5.150%, 9/1/2025	2,004,600
	Jacksonville, Florida Health Facilities Authority Revenue Bonds (Series C)
1,500,000	5.750%, 8/15/2015[b]	1,534,260
	Leon County, Florida Educational Facilities Authority Certificates of Participation
1,145,000	8.500%, 9/1/2017[b]	1,640,121
	Miami-Dade County Florida Aviation Revenue Bonds
7,500,000	5.500%, 10/1/2036[c]	7,212,450
8,000,000	5.500%, 10/1/2041[c]	7,617,040
	Orange County, Florida Health Facilities Authority Revenue Bonds (Orlando Regional Healthcare System) (Series A) (MBIA Insured)
2,000,000	6.250%, 10/1/2018[a]	2,142,360
	Orange County, Florida Housing Finance Authority Homeowner Revenue Bonds (Series B-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
110,000	5.900%, 9/1/2028[a]	109,892
	Palm Beach County, Florida Housing Finance Authority Single Family Homeowner Revenue Bonds (Series A-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
40,000	5.900%, 10/1/2027[a]	39,163
	South Miami, Florida Health Facilities Authority Hospital Revenue Bonds
6,000,000	5.000%, 8/15/2032	5,246,340
	Tallahassee, Florida Consolidated Utility Revenue Bonds
4,000,000	5.000%, 10/1/2032	4,054,640

	Total Florida	37,222,481

Georgia (3.0%)
	Bibb County, Georgia Authority Environmental Improvement Revenue Bonds
6,900,000	4.850%, 12/1/2009	6,802,020
	Brunswick, Georgia Water and Sewer Revenue Refunding Bonds (MBIA Insured)
1,275,000	6.000%, 10/1/2011[a]	1,329,647
1,500,000	6.100%, 10/1/2019[a]	1,666,500
	Burke County Georgia Development Authority Pollution Control Revenue Bonds
6,000,000	5.700%, 1/1/2043	5,151,960
	Chatham County, Georgia Hospital Authority Revenue Bonds (C/O Memorial Medical Center)
1,560,000	5.750%, 1/1/2029	1,164,103
	Chatham County, Georgia Hospital Authority Revenue Bonds (Memorial Health University Medical Center)
1,000,000	6.125%, 1/1/2024	834,450
	Cherokee County, Georgia Water and Sewer Authority Revenue Refunding Bonds (MBIA Insured)
5,000,000	5.500%, 8/1/2018[a]	5,740,850
	Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue Bonds
5,275,000	5.125%, 3/1/2027	3,121,745
	Georgia State General Obligation Bonds (Series D)
3,500,000	5.000%, 8/1/2012	3,908,170
	Georgia State Prerefunded Balance General Obligation Bonds (Series B)
35,000	5.650%, 3/1/2012[b]	39,277
	Georgia State Unrefunded Balance General Obligation Bonds (Series B)
1,965,000	5.650%, 3/1/2012	2,203,394
	Milledgeville-Balswin County, Georgia Development Authority Revenue Bonds
2,500,000	5.500%, 9/1/2024[b]	2,970,475
	Savannah, Georgia Economic Development Authority Student Housing Revenue Bonds (State University Project) (Series A) (ACA Insured)
1,500,000	6.750%, 11/15/2020[a,b]	1,654,380

	Total Georgia	36,586,971

Hawaii (2.2%)
	Hawaii State Highway Revenue Bonds
7,330,000	5.500%, 7/1/2018	8,800,252

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Hawaii (2.2%) - continued
	Honolulu, Hawaii City & County Board of Water Supply Water System Revenue Bonds (Series A)
$5,000,000	5.000%, 7/1/2036	$5,059,650
	Honolulu, Hawaii City & County Revenue Bonds (Series A) (FSA Insured)
10,000,000	5.250%, 3/1/2027[a]	10,420,400
	Honolulu, Hawaii City & County Revenue Bonds (Unrefunded Balance) (Series A) (FGIC Insured)
2,555,000	6.250%, 4/1/2014[a]	3,027,087

	Total Hawaii	27,307,389

Idaho (0.4%)
	Idaho Falls, Idaho General Obligation Bonds (FGIC Insured)
3,115,000	Zero Coupon, 4/1/2010[a]	3,051,142
2,000,000	Zero Coupon, 4/1/2011[a]	1,906,440

	Total Idaho	4,957,582

Illinois (9.6%)
	Broadview, Illinois Tax Increment Tax Allocation Revenue Bonds
2,000,000	5.250%, 7/1/2012	1,935,040
1,000,000	5.375%, 7/1/2015	936,350
	Chicago, Illinois Capital Appreciation City Colleges General Obligation Bonds (FGIC Insured)
10,000,000	Zero Coupon, 1/1/2024[a]	4,842,300
	Chicago, Illinois Lakefront Millennium Project General Obligation Bonds (MBIA Insured)
3,000,000	5.750%, 1/1/2029[a,b]	3,406,980
	Chicago, Illinois Single Family Mortgage Revenue Bonds (Series C) (GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’)
120,000	7.050%, 10/1/2030[a]	121,143
120,000	7.000%, 3/1/2032[a]	124,228
	Chicago, Illinois Tax Increment Capital Appreciation Tax Allocation Bonds (Series A) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014[a]	4,542,120
	Cook County, Illinois Community Consolidated School District #15 Palatine Capital Appreciation General Obligation Bonds (FGIC Insured)
1,000,000	Zero Coupon, 12/1/2014[a,b]	850,370
	Cook County, Illinois General Obligation Bonds (Series A) (MBIA Insured)
2,500,000	6.250%, 11/15/2011[a]	2,807,400
	Cook County, Illinois School District #99 Cicero General Obligation Bonds (FGIC Insured)
1,250,000	8.500%, 12/1/2011[a]	1,447,900
1,565,000	8.500%, 12/1/2014[a]	1,999,914
1,815,000	8.500%, 12/1/2016[a]	2,414,004
	Du Page County, Illinois General Obligation Bonds (Stormwater Project)
1,000,000	5.600%, 1/1/2021	1,154,420
	Illinois Development Finance Authority Revenue Bonds (Midwestern University) (Series B)
1,000,000	6.000%, 5/15/2026[b]	1,111,420
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern University)
4,900,000	5.250%, 11/1/2032[b]	5,760,244
	Illinois Educational Facilities Authority Student Housing Revenue Bonds (University Center Project)
1,000,000	6.625%, 5/1/2017[b]	1,162,660
	Illinois Health Facilities Authority Revenue Bonds (Bethesda Home and Retirement) (Series A)
1,600,000	6.250%, 9/1/2014	1,527,472
	Illinois Health Facilities Authority Revenue Bonds (Centegra Health Systems)
2,000,000	5.250%, 9/1/2018	1,991,100
	Illinois Health Facilities Authority Revenue Bonds (Lutheran General Health Care Facilities) (FSA Insured)
2,000,000	6.000%, 4/1/2018[a]	2,329,720
	Illinois Health Facilities Authority Revenue Bonds (Passavant Memorial Area Hospital Association)
2,500,000	6.000%, 10/1/2024[b]	2,706,775
	Illinois Health Facilities Authority Revenue Bonds (Rush-Presbyterian-St. Lukes) (Series A) (MBIA Insured)
2,785,000	5.250%, 11/15/2014[a]	2,786,114
	Illinois Health Facilities Authority Revenue Bonds (Swedish American Hospital)
3,960,000	6.875%, 11/15/2030[b]	4,184,176
	Illinois Health Facilities Authority Revenue Bonds (Thorek Hospital and Medical Center)
4,655,000	5.250%, 8/15/2018	4,524,846

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Illinois (9.6%) - continued
	Illinois Health Facilities Authority Unrefunded Revenue Bonds (Series B) (MBIA/IBC Insured)
$2,120,000	5.250%, 8/15/2018[a]	$2,113,174
	Illinois State Sales Tax Revenue Bonds (Second Series)
7,900,000	5.750%, 6/15/2018	9,529,454
	Illinois State Sales Tax Revenue Bonds (Series L)
3,065,000	7.450%, 6/15/2012	3,591,659
	Illinois, Rush University Medical Center Finance Authority Refunding Bonds (Series B) (MBIA Insured)
2,000,000	5.250%, 11/1/2035[a]	1,669,400
	Illinois, Rush University Medical Center Finance Revenue Bond
3,000,000	7.250%, 11/1/2038	3,114,450
	Joliet, Illinois Regional Port District Marine Term Revenue Bonds
250,000	0.030%, 10/1/2024	250,000
	McHenry County, Illinois Community High School District #157 General Obligation Bonds (FSA Insured)
3,035,000	9.000%, 12/1/2017[a]	4,261,868
	McLean County, Illinois Bloomington - Normal Airport Central Illinois Regional Authority Revenue Bonds (Subject to ‘AMT’)
4,000,000	6.050%, 12/15/2019	3,430,800
	Metropolitan Pier and Exposition Authority, Illinois State Tax Revenue Bonds (McCormick Place Exposition Project) (FGIC Insured)
1,410,000	5.250%, 12/15/2028[a]	1,439,836
	Metropolitan Pier and Exposition Authority, Illinois State Tax Revenue Bonds (McCormick Place Exposition Project) (Series A) (FGIC Insured)
885,000	5.500%, 6/15/2015[a]	1,008,201
17,505,000	Zero Coupon, 6/15/2020[a]	10,112,463
	Metropolitan Pier and Exposition Authority, Illinois State Tax Revenue Bonds (McCormick Place Exposition Project) (Series A) (MBIA Insured)
3,100,000	Zero Coupon, 6/15/2024[a]	1,353,491
2,000,000	Zero Coupon, 12/15/2024[a]	849,600
	Metropolitan Pier and Exposition Authority, Illinois State Tax Revenue Bonds (McCormick Place Exposition Project) (Series B) (MBIA Insured)
7,000,000	Zero Coupon, 6/15/2012[a,d]	6,611,850
	Metropolitan Water Reclamation District of Greater Chicago General Obligation Refunding Bonds
6,550,000	5.250%, 12/1/2032	7,079,436
	Regional Transportation Authority, Illinois Revenue Bonds (Series A) (FGIC Insured)
3,000,000	6.700%, 11/1/2021[a]	3,690,690
	University of Illinois Auxiliary Facilities System Revenue Bond (Series A)
2,500,000	5.750%, 4/1/2038	2,644,950

	Total Illinois	117,418,018

Indiana (1.0%)
	Ball State University, Indiana University Student Fee Revenue Bonds (Series K) (FGIC Insured)
700,000	5.750%, 7/1/2020[a,b]	781,424
	East Chicago, Indiana Elementary School Building Corporation Revenue Bonds
1,185,000	6.250%, 1/5/2016	1,274,657
	Indiana Finance Authority Hospital Revenue Bond (Deaconess Hospital Obligation Series 2009-A)
1,500,000	6.750%, 3/1/2039	1,524,705
	Indiana Health and Educational Facilities Finance Authority Hospital Revenue Bonds
500,000	5.250%, 5/15/2041	476,925
	Indiana Transportation Finance Authority Highway Revenue Bonds (Series A)
250,000	6.800%, 12/1/2016	295,417
	Indiana Transportation Finance Authority Highway Revenue Bonds (Series A) (MBIA/IBC Insured)
985,000	7.250%, 6/1/2015[a,b]	1,039,786
	Indiana Transportation Finance Authority Highway Unrefunded Revenue Bonds (Series A) (MBIA/IBC Insured)
3,565,000	7.250%, 6/1/2015[a]	4,211,299
	Purdue University, Indiana Revenue Bonds (Student Fees) (Series L)
2,120,000	5.000%, 7/1/2020	2,210,270

	Total Indiana	11,814,483

Iowa (0.9%)
	Coralville, Iowa Urban Renewal Annual Appropriation Revenue Bonds (Tax Increment-H2)
2,085,000	5.000%, 6/1/2011	2,168,129
3,125,000	5.000%, 6/1/2021	2,984,375

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Iowa (0.9%) - continued
	Iowa Finance Authority Health Care Facilities Revenue Bonds (Genesis Medical Center)
$4,500,000	6.250%, 7/1/2025	$4,548,915
	Iowa Finance Authority Single Family Revenue Bonds (Series E)
1,690,000	5.000%, 1/1/2037	1,539,336

	Total Iowa	11,240,755

Kansas (0.7%)
	Kansas State Development Finance Authority Health Facility Revenue Bonds
90,000	5.375%, 11/15/2024[b]	99,851
910,000	5.375%, 11/15/2024	927,290
	Olathe, Kansas Health Facilities Revenue Bonds (Olathe Medical Center Project) (Series A) (AMBAC Insured)
2,000,000	5.500%, 9/1/2025[a]	2,000,580
	Salina, Kansas Hospital Revenue Bonds
1,725,000	5.000%, 10/1/2036	1,361,215
	Sedgwick and Shawnee Counties, Kansas Single Family Mortgage Revenue Bonds (Series A-2) (GNMA Insured)
200,000	6.700%, 6/1/2029[a]	206,234
	Wyandotte County/Kansas City, Kansas Unified Government Special Obligation Revenue Bonds (2nd Lien-B)
4,350,000	5.000%, 12/1/2020	3,834,917

	Total Kansas	8,430,087

Kentucky (0.3%)
	Kentucky Economic Development Authority Louisville Arena Project Revenue Bonds
1,000,000	6.000%, 12/1/2033	1,024,530
	Paducah Kentucky Electric Plant Board Revenue Bonds (Series A)
2,500,000	5.250%, 10/1/2035	2,561,975

	Total Kentucky	3,586,505

Louisiana (2.5%)
	Jefferson Parish, Louisiana Home Mortgage Authority Single Family Mortgage Revenue Bonds (Series A-2) (GNMA/FNMA Insured) (Subject to ‘AMT’)
450,000	7.500%, 12/1/2030[a]	487,431
	Jefferson Parish, Louisiana Home Mortgage Authority Single Family Mortgage Revenue Bonds (Series D-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
140,000	7.500%, 6/1/2026[a]	146,965
	Louisiana Housing Finance Agency Single Family Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA Insured) (Subject to ‘AMT’)
60,000	7.050%, 6/1/2031[a]	60,540
	Louisiana Public Facilities Authority Hospital Revenue Bonds (Lake Charles Memorial) (AMBAC/TCRS Insured)
3,000,000	8.625%, 12/1/2030[a,b]	3,387,930
	Louisiana Public Facilities Authority Revenue Bonds (MBIA Insured)
4,745,000	5.250%, 3/1/2031[a]	4,035,433
	New Orleans, Louisiana General Obligation Bonds (AMBAC Insured)
6,500,000	Zero Coupon, 9/1/2012[a]	5,853,185
	Parish of St. John Baptist, Louisiana Revenue Bonds (Marathon Oil Corporation Project) (Series A) (Non-‘AMT’)
13,000,000	5.125%, 6/1/2037	9,957,220
	Regional Transportation Authority, Louisiana Sales Tax Revenue Bonds (Series A) (FGIC Insured)
2,605,000	8.000%, 12/1/2012[a]	3,111,360
	Tobacco Settlement Financing Corporation, Louisiana Revenue Bonds (Series 2001-B)
4,200,000	5.500%, 5/15/2030	3,209,724

	Total Louisiana	30,249,788

Maryland (0.7%)
	Maryland State Economic Development Corporation Revenue Bonds (Lutheran World Relief)
1,790,000	7.200%, 4/1/2025[b]	1,924,733
	Maryland State Economic Development Corporation Student Housing Revenue Bonds (Sheppard Pratt) (ACA Insured)
1,550,000	6.000%, 7/1/2033[a]	994,356
	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (University of Maryland Medical System)
1,000,000	6.000%, 7/1/2022[b]	1,127,270
	Morgan State University, Maryland Academic and Auxiliary Facilities Fees Revenue Bonds (MBIA Insured)
4,500,000	6.050%, 7/1/2015[a]	5,159,295

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Maryland (0.7%) - continued
	Prince George’s County, Maryland Housing Authority Single Family Mortgage Revenue Bonds (Series A) (GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’)
$5,000	7.400%, 8/1/2032[a]	$5,047

	Total Maryland	9,210,701

Massachusetts (2.9%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds (Series B) (MBIA Insured)
5,000,000	5.500%, 7/1/2025[a]	5,788,550
	Massachusetts State Construction Lien General Obligation Bonds (Series A) (FGIC-TCRS Insured)
4,935,000	5.250%, 1/1/2013[a]	5,534,603
	Massachusetts State Development Finance Agency Revenue Bonds (Devens Electric Systems)
725,000	5.625%, 12/1/2016	730,575
	Massachusetts State Health and Educational Facilities Authority Revenue Bonds
15,000,000	5.250%, 7/1/2033	16,645,800
	Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Partners Healthcare System) (Series C)
1,000,000	6.000%, 7/1/2016	1,052,150
	Massachusetts State Water Pollution Abatement Trust Revenue Bonds
5,000,000	5.000%, 8/1/2024	5,596,500

	Total Massachusetts	35,348,178

Michigan (2.6%)
	East Lansing, Michigan Building Authority General Obligation Bonds
2,000,000	5.700%, 4/1/2020	2,412,120
	Grand Valley Michigan State University Revenue Bonds
1,000,000	5.750%, 12/1/2034	1,009,110
	Kalamazoo, Michigan Hospital Finance Authority Revenue Bonds
3,250,000	5.000%, 5/15/2026	3,082,105
	Livonia, Michigan Public Schools School District General Obligation Bonds (FGIC Insured)
1,500,000	Zero Coupon, 5/1/2009[a,b]	1,500,000
	Michigan Public Power Agency Revenue Bonds (Combustion Turbine #1 Project) (Series A) (AMBAC Insured)
1,380,000	5.250%, 1/1/2016[a]	1,443,521
	Michigan State Hospital Finance Authority Revenue Bonds (Detroit Medical Center)
45,000	8.125%, 8/15/2012	45,095
	Michigan State Hospital Finance Authority Revenue Bonds (MBIA Insured)
2,825,000	5.375%, 8/15/2014[a,b]	3,154,254
	Michigan State Hospital Finance Authority Revenue Bonds (Series P) (MBIA Insured)
175,000	5.375%, 8/15/2014[a,b]	186,090
	Michigan State Hospital Finance Authority Revenue Refunding Bonds (Crittenton Hospital) (Series A)
2,750,000	5.500%, 3/1/2022	2,535,858
	Michigan State Trunk Line Fund Revenue Bonds (FSA Insured)
5,000,000	5.000%, 11/1/2022[a]	5,265,750
	Rochester, Michigan Community School District General Obligation Bonds (MBIA Insured)
4,500,000	5.000%, 5/1/2019[a]	5,167,125
	Sault Ste. Marie, Michigan Chippewa Indians Housing Authority Revenue Bonds (Tribal Health and Human Services Center)
2,340,000	7.750%, 9/1/2012	2,342,129
	St. Clair County, Michigan Economic Development Corporation Revenue Bonds (Detroit Edison) (Series AA) (AMBAC Insured)
2,000,000	6.400%, 8/1/2024[a]	2,001,100
	Summit Academy North, Michigan Public School Academy Certificates of Participation
990,000	6.550%, 7/1/2014[b]	1,057,963
690,000	8.375%, 7/1/2030[b]	751,424

	Total Michigan	31,953,644

Minnesota (3.0%)
	Baytown Township Minnesota Revenue Bonds
1,000,000	7.000%, 8/1/2038	782,830
	Minneapolis and St. Paul, Minnesota Housing & Redevelopment Authority Healthcare System Revenue Bonds (Healthpartners Obligation Group Project)
800,000	6.000%, 12/1/2021	769,928
	Minneapolis and St. Paul, Minnesota Metropolitan Airports Commission Airport Revenue Bonds (Series A) (AMBAC Insured)
5,000,000	5.000%, 1/1/2035[a]	4,763,650

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Minnesota (3.0%) - continued
	Minneapolis and St. Paul, Minnesota Metropolitan Airports Commission Airport Revenue Bonds (Series B)
$2,030,000	5.000%, 1/1/2022	$1,802,863
	Minneapolis and St. Paul, Minnesota Metropolitan Airports Commission Airport Revenue Bonds (Series C) (FGIC Insured)
4,750,000	5.000%, 1/1/2031[a]	4,597,097
	Minnesota Agricultural and Economic Development Board Health Care System Unrefunded Balance Revenue Bonds (Fairview Hospital) (Series A) (MBIA Insured)
85,000	5.750%, 11/15/2026[a]	81,119
	Minnesota Higher Education Facilities Authority Revenue Bonds (College of Art and Design) (Series 5-D)
1,000,000	6.625%, 5/1/2020[b]	1,056,950
	Minnesota Higher Education Facilities Authority Revenue Bonds (University of St. Thomas) (Series 5-Y)
530,000	5.250%, 10/1/2019	561,371
	North Oaks, Minnesota Senior Housing Revenue Bonds (Presbyterian Homes, North Oaks)
2,000,000	6.125%, 10/1/2039	1,532,320
	Northern Municipal Power Agency Minnesota Electric System Revenue Bonds (Series A)
2,000,000	5.000%, 1/1/2026	2,027,940
	Northfield, Minnesota Hospital Revenue Bonds (Series C)
1,000,000	6.000%, 11/1/2021[b]	1,112,650
1,300,000	6.000%, 11/1/2026[b]	1,446,445
2,040,000	6.000%, 11/1/2031[b]	2,269,806
	St. Louis Park, Minnesota Health Care Facilities Revenue Bonds
2,000,000	5.250%, 7/1/2030[b]	2,255,140
1,000,000	5.750%, 7/1/2030	957,840
	St. Paul, Minnesota Housing and Redevelopment Authority Educational Facility Revenue Bonds
4,000,000	5.000%, 10/1/2024	4,141,360
	St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facilities Revenue Bonds (Healthpartners Obligation Group PJ)
230,000	5.250%, 5/15/2019	212,725
1,500,000	5.250%, 5/15/2036	1,165,470
	St. Paul, Minnesota Housing and Redevelopment Authority Lease Parking Facilities Revenue Bonds (Rivercentre Parking Ramp)
1,690,000	6.000%, 5/1/2013	1,692,349
	White Earth Band of Chippewa Indians, Minnesota Revenue Bonds (Series A) (ACA Insured)
3,195,000	7.000%, 12/1/2011[a]	3,197,396

	Total Minnesota	36,427,249

Missouri (1.8%)
	Jackson County, Missouri Special Obligation Harry S. Truman Sports Complex Revenue Bonds (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[a]	7,565,550
	Missouri State Environmental Improvement and Energy Resources Authority Pollution Control Revenue Bonds (Associated Electric Coop Project)
2,000,000	4.375%, 12/1/2034	2,071,040
	Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Revenue Bonds (Series A)
1,000,000	5.250%, 1/1/2018	1,083,810
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds
2,500,000	5.000%, 5/15/2020	2,540,250
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Barnes Jewish, Inc. Christian) (Series A)
3,000,000	5.250%, 5/15/2014	3,218,610
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Lake Regional Health Securities Project)
1,500,000	5.600%, 2/15/2025	1,273,170
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Saint Anthony’s Medical Center)
1,000,000	6.250%, 12/1/2030[b]	1,091,030
	Missouri State Health and Educational Facilities Authority Revenue Bonds (Lake of the Ozarks)
655,000	6.500%, 2/15/2021	631,977

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Missouri (1.8%) - continued
	Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Series B-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
$110,000	7.450%, 9/1/2031[a]	$113,813
	Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Series C-1) (GNMA/FNMA Insured)
100,000	6.550%, 9/1/2028[a]	101,355
	Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Series C-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
205,000	7.150%, 3/1/2032[a]	219,852
	St. Charles County, Missouri Francis Howell School District General Obligation Bonds (Series A)
2,000,000	5.250%, 3/1/2018	2,341,380

	Total Missouri	22,251,837

Montana (0.9%)
	Montana Facility Finance Authority Revenue Providence Health and Services Revenue Bonds
2,830,000	5.000%, 10/1/2024	2,833,339
	Montana State Board of Housing Single Family Mortgage Revenue Bonds (Series A-1)
40,000	6.000%, 6/1/2016	40,102
	Montana State Board of Housing Single Family Mortgage Revenue Bonds (Series A-2) (Subject to ‘AMT’)
140,000	6.250%, 6/1/2019	140,993
	Montana State Board of Regents Revenue Bonds (Higher Education-University of Montana) (Series F) (MBIA Insured)
1,165,000	5.750%, 5/15/2016[a]	1,226,617
	Montana State Health Facilities Authority Revenue Bonds (Hillcrest Senior Living Project)
3,000,000	7.375%, 6/1/2030[b]	3,249,090
	Montana State Hospital Finance Authority Revenue Refunding Bonds
3,860,000	5.250%, 6/1/2018	3,885,437

	Total Montana	11,375,578

Nebraska (1.6%)
	Douglas County, Nebraska Hospital Authority Revenue Bonds
2,000,000	5.750%, 11/1/2048	1,700,540
	Nebraska Public Power District Revenue Bonds (Series B) (AMBAC Insured)
2,500,000	5.000%, 1/1/2013[a]	2,696,075
	Omaha, Nebraska Public Power District Electric Revenue Bonds (Series A)
5,780,000	5.000%, 2/1/2046	5,791,618
	Omaha, Nebraska Public Power District Revenue Bonds (Series B)
2,595,000	6.150%, 2/1/2012[b]	2,804,390
	Omaha, Nebraska Special Assessment Revenue Bonds (Riverfront Redevelopment Project) (Series A)
1,675,000	5.500%, 2/1/2015	1,815,365
	University of Nebraska Revenue Bonds (Lincoln Student Fees & Facilities) (Series B)
5,000,000	5.000%, 7/1/2023	5,231,650

	Total Nebraska	20,039,638

New Jersey (1.7%)
	Hudson County, New Jersey Department of Finance and Administration Certificates of Participation (MBIA Insured)
2,000,000	6.250%, 12/1/2015[a]	2,404,880
	New Jersey State Highway Authority Revenue Bonds (Series L)
1,000,000	5.250%, 7/15/2018	1,169,940
	New Jersey State Turnpike Authority Revenue Bonds (Series C) (AMBAC-TCRS Insured)
745,000	6.500%, 1/1/2016[a]	841,470
3,695,000	6.500%, 1/1/2016[a,b]	4,384,376
260,000	6.500%, 1/1/2016[a,b]	308,508
	New Jersey Transportation Trust Fund Authority Revenue Bonds (Transportation System) (Series A) (FSA Insured)
5,000,000	5.500%, 12/15/2016[a]	5,606,150
	Ocean County, New Jersey Utilities Authority Wastewater Revenue Bonds
3,180,000	5.250%, 1/1/2025	3,560,074
	West New York, New Jersey Municipal Utilities Authority Revenue Bonds (FGIC Insured)
2,595,000	Zero Coupon, 12/15/2009[a,b]	2,580,001

	Total New Jersey	20,855,399

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
New Mexico (1.0%)
	Jicarilla, New Mexico Apache Nation Revenue Bonds (Series A)
$3,500,000	5.500%, 9/1/2023	$3,641,925
	New Mexico Mortgage Finance Authority Single Family Mortgage Capital Appreciation Revenue Bonds (Series D-2) (Subject to ‘AMT’)
140,000	Zero Coupon, 9/1/2009[d]	135,583
	New Mexico Mortgage Finance Authority Single Family Mortgage Revenue Bonds (Series C-2) (GNMA/FNMA Insured) (Subject to ‘AMT’)
425,000	6.950%, 9/1/2031[a]	443,509
	Sandoval County, New Mexico Incentive Payment Revenue Bonds
7,500,000	5.000%, 6/1/2020	7,867,575

	Total New Mexico	12,088,592

New York (8.6%)
	Metropolitan Transportation Authority, New York Transportation Facilities Revenue Bonds (Series A)
5,000,000	5.500%, 7/1/2017	5,528,250
	Metropolitan Transportation Authority, New York Transportation Facilities Revenue Bonds (Series O)
4,225,000	5.750%, 7/1/2013[b]	4,516,778
	New York State Dormitory Authority Revenue Bonds (Series B)
4,000,000	5.250%, 5/15/2012	4,237,160
	New York State Dormitory Authority Revenue Bonds (State University Educational Facilities) (Series A)
2,000,000	7.500%, 5/15/2013	2,342,360
5,000,000	5.875%, 5/15/2017	5,629,150
	New York State Local Government Assistance Corporation Revenue Bonds (Series E) (MBIA/IBC Insured)
2,000,000	5.250%, 4/1/2016[a]	2,293,500
	New York State Mortgage Agency Revenue Bonds (Series 26)
280,000	5.350%, 10/1/2016	280,171
	New York State Thruway Authority Revenue Bonds (Series B) (FSA Insured)
2,500,000	5.000%, 4/1/2015[a]	2,780,125
	New York State Urban Development Corporation Revenue Bonds (Correctional and Youth Facilities) (Series A)
20,000,000	5.000%, 1/1/2017	20,680,000
	New York State Urban Development Corporation Revenue State Personal Income Tax Bonds Series B-1
2,000,000	5.000%, 3/15/2036	1,996,940
	New York, New York City Municipal Water and Sewer System Revenue Bonds (Series A) (AMBAC Insured)
2,000,000	5.875%, 6/15/2012[a,b]	2,282,680
	New York, New York City Transitional Finance Authority Revenue Bonds
735,000	5.375%, 11/15/2021	776,601
	New York, New York City Transitional Finance Authority Revenue Bonds (Future Tax Secured) (Series A)
8,940,000	5.500%, 11/1/2011[d]	9,465,493
1,805,000	5.375%, 11/15/2021[b]	2,059,144
	New York, New York City Transitional Finance Authority Revenue Bonds (Future Tax Secured) (Series B)
13,000,000	5.250%, 2/1/2011[d]	13,507,130
	New York, New York General Obligation Bonds (Series A)
1,750,000	5.500%, 8/1/2022	1,816,728
	New York, New York General Obligation Bonds (Series B)
12,000,000	5.250%, 8/1/2017	12,836,400
	New York, New York Municipal Water Finance Authority and Sewer System Revenue Bonds
11,000,000	5.750%, 6/15/2040	11,855,910

	Total New York	104,884,520

North Carolina (2.3%)
	North Carolina Eastern Municipal Power Agency Power System Prerefunded Revenue Bonds (Series A)
1,475,000	6.000%, 1/1/2026[b]	1,842,467
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds
4,000,000	5.375%, 1/1/2017	4,069,320
7,170,000	5.250%, 1/1/2020	7,117,516
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds (Series B)
2,375,000	5.500%, 1/1/2021	2,375,665
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds (Series D)
5,000,000	5.500%, 1/1/2014	5,276,300
2,000,000	6.750%, 1/1/2026	2,034,220

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
North Carolina (2.3%) - continued
	North Carolina Municipal Power Agency #1 Catawba Electric Revenue Bonds (Series B)
$610,000	6.375%, 1/1/2013	$629,300
	North Carolina Municipal Power Agency #1 Catawba Electric Revenue Bonds (Series B) (MBIA Insured)
4,000,000	6.000%, 1/1/2011[a]	4,281,560
	Wake County, North Carolina Industrial, Facilities, and Pollution Control Revenue Bonds (Carolina Power and Light Company Project)
1,000,000	5.375%, 2/1/2017	1,030,570

	Total North Carolina	28,656,918

North Dakota (0.8%)
	Grand Forks, North Dakota Health Care System Revenue Bonds (Altru Health Systems Group)
3,500,000	7.125%, 8/15/2024[b]	3,814,020
	South Central Regional Water District, North Dakota Utility System Revenue Bonds (Northern Burleigh County) (Series A)
2,945,000	5.650%, 10/1/2029	3,001,043
	Ward County, North Dakota Health Care Facilities Revenue Bonds (Trinity Medical Center) (Series B)
3,250,000	6.250%, 7/1/2021	2,929,258

	Total North Dakota	9,744,321

Ohio (2.9%)
	Akron, Ohio Economic Development Revenue Bonds (MBIA Insured)
875,000	6.000%, 12/1/2012[a]	968,546
	Buckeye, Ohio Tobacco Settlement Financing Authority Revenue Bonds (Series A-2)
7,000,000	5.125%, 6/1/2024	5,517,750
	Lorain County, Ohio Hospital Revenue Bonds (Catholic Healthcare Partners)
2,000,000	5.400%, 10/1/2021	2,033,560
	Lucas County, Ohio Health Care Facilities Revenue Bonds (Sunset Retirement) (Series A)
2,000,000	6.550%, 8/15/2024	1,795,160
	Montgomery County, Ohio Hospital Revenue Bonds (Kettering Medical Center)
2,000,000	6.750%, 4/1/2018[b]	2,130,220
2,500,000	6.750%, 4/1/2022[b]	2,662,775
	Ohio State Higher Education Faculty Revenue Bonds (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020	2,425,880
	Ohio State Turnpike Commission Turnpike Revenue Bonds
10,000,000	5.500%, 2/15/2026	11,193,400
	Ohio State Turnpike Commission Turnpike Revenue Bonds (Series A) (FGIC Insured)
2,000,000	5.500%, 2/15/2024[a]	2,291,100
	Port of Greater Cincinnati Development Authority Revenue Bonds
1,750,000	5.000%, 10/1/2025	1,304,642
	University of Cincinnati, Ohio General Receipts Revenue Bonds (Series D) (AMBAC Insured)
2,545,000	5.000%, 6/1/2016[a]	2,736,868

	Total Ohio	35,059,901

Oklahoma (0.7%)
	Bass, Oklahoma Memorial Baptist Hospital Authority Hospital Revenue Bonds (Bass Memorial Hospital Project)
730,000	8.350%, 5/1/2009[b]	730,000
	Oklahoma Development Finance Authority Hospital Revenue Bonds (Unity Health Center Project)
1,040,000	5.000%, 10/1/2011	1,060,717
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Series C-2) (Subject to ‘AMT’)
115,000	7.550%, 9/1/2028	122,894
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA Insured) (Subject to ‘AMT’)
140,000	7.100%, 9/1/2028[a]	143,336
	Oklahoma State Municipal Power Authority Revenue Bonds
1,500,000	6.000%, 1/1/2038	1,590,165
	Oklahoma State Municipal Power Authority Revenue Bonds (Series B) (MBIA Insured)
1,500,000	5.875%, 1/1/2012[a]	1,599,015
	Payne County, Oklahoma Economic Development Authority Student Housing Revenue Bonds (Collegiate Housing Foundation) (Series A)
2,900,000	6.375%, 6/1/2030[b]	3,198,033

	Total Oklahoma	8,444,160

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Oregon (0.1%)
	Salem-Keizer School District 24J, Deferred Interest General Obligation Bonds (Series B)
$5,000,000	Zero Coupon, 6/15/2028	$1,853,700

	Total Oregon	1,853,700

Pennsylvania (2.3%)
	Allegheny County, Pennsylvania Redevelopment Authority Tax Increment Tax Allocation Bonds (Waterfront Project) (Series B)
465,000	6.000%, 12/15/2010	492,960
	Allegheny County, Pennsylvania Redevelopment Authority Tax Increment Tax Allocation Bonds (Waterfront Project) (Series C)
1,825,000	6.550%, 12/15/2017[b]	1,926,853
	Allegheny County, University of Pittsburgh Medical Center Hospital Development Authority Revenue Bonds (Series B)
3,000,000	5.000%, 6/15/2018	3,045,930
	Carbon County, Pennsylvania Industrial Development Authority Revenue Bonds (Panther Creek Partners Project) (Subject to ‘AMT’)
1,670,000	6.650%, 5/1/2010	1,670,835
	Cornwall Lebanon, Pennsylvania School District Capital Appreciation General Obligation Bonds (FSA Insured)
2,000,000	Zero Coupon, 3/15/2016[a]	1,618,360
1,520,000	Zero Coupon, 3/15/2017[a]	1,171,540
	Cumberland County, Pennsylvania Municipal Authority Revenue Bonds (Diakon Lutheran Ministries)
2,750,000	5.000%, 1/1/2027	2,007,693
2,000,000	5.000%, 1/1/2036	1,323,400
	Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds
800,000	0.430%, 12/1/2015	800,000
	Lancaster County, Pennsylvania Hospital Authority Revenue Bonds
2,000,000	5.500%, 3/15/2026[b]	2,311,720
	Millcreek Township, Pennsylvania School District General Obligation Bonds (FGIC Insured)
3,170,000	Zero Coupon, 8/15/2009[a,b]	3,158,588
	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds
5,000,000	6.250%, 6/1/2038	5,489,400
	Philadelphia, Pennsylvania Authority for Industrial Development Revenue Bonds (Please Touch Museum Project)
2,000,000	5.250%, 9/1/2026	1,498,060
	York County, Pennsylvania Solid Waste & Refuse Authority Solid Waste System Revenue Bonds (FGIC Insured)
1,000,000	5.500%, 12/1/2012[a]	1,136,740

	Total Pennsylvania	27,652,079

Puerto Rico (0.5%)
	Puerto Rico Industrial Tourist Educational Medical and Environmental Central Facilities Revenue Bonds (AES Cogen Facilities Project) (Subject to ‘AMT’)
6,655,000	6.625%, 6/1/2026	6,016,187

	Total Puerto Rico	6,016,187

South Carolina (1.7%)
	Greenwood County, South Carolina Hospital Revenue Bonds (Self Memorial Hospital)
1,000,000	5.500%, 10/1/2026	952,610
	Piedmont, South Carolina Municipal Power Agency Electric Revenue Bonds (FGIC Insured)
4,000,000	6.250%, 1/1/2021[a]	4,160,920
5,000,000	5.000%, 1/1/2022[a]	4,627,550
	South Carolina Jobs Economic Development Authority Hospital Facilities Prerefunded Revenue Bonds (Palmetto Health Alliance) (Series C)
605,000	6.875%, 8/1/2027[b]	722,370
4,895,000	6.875%, 8/1/2027[b]	5,844,630
	South Carolina State Public Service Authority Revenue Bonds
2,500,000	5.500%, 1/1/2038	2,637,750
	Spartanburg, South Carolina Waterworks Revenue Bonds (FGIC Insured)
2,000,000	5.250%, 6/1/2028[a,b]	2,328,800

	Total South Carolina	21,274,630

South Dakota (0.9%)
	South Dakota Educational Enhancement Funding Corporation Tobacco Settlement Revenue Bonds (Series B)
5,000,000	6.500%, 6/1/2032	3,732,800
	South Dakota State Health and Educational Facilities Authority Revenue Bonds
5,000,000	5.000%, 11/1/2040	4,187,100

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
South Dakota (0.9%) - continued
	South Dakota State Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System, Inc.)
$1,170,000	5.625%, 4/1/2032	$1,023,656
	South Dakota State Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System, Inc.) (ACA/CBI Insured)
1,770,000	5.650%, 4/1/2022[a]	1,547,157

	Total South Dakota	10,490,713

Tennessee (1.1%)
	Jackson Tennessee Hospital Revenue Bonds
3,000,000	5.750%, 4/1/2041	2,877,330
	Memphis-Shelby County, Tennessee Airport Authority Special Facilities and Project Revenue Bonds (Federal Express Corporation)
2,000,000	5.350%, 9/1/2012	2,013,120
	Memphis-Shelby County, Tennessee Airport Authority Special Facilities Revenue Bonds (Federal Express Corporation)
4,500,000	5.050%, 9/1/2012	4,488,795
	Metropolitan Government, Nashville and Davidson County, Tennessee Industrial Development Board Revenue Bonds (Series A) (GNMA Insured)
4,155,000	6.625%, 3/20/2036[a]	4,300,176

	Total Tennessee	13,679,421

Texas (11.3%)
	Alliance Airport Authority, Texas Facilities Income Revenue Bonds
10,000,000	4.850%, 4/1/2021	7,803,600
	Amarillo, Texas Health Facilities Corporation Revenue Bonds (Baptist St. Anthony’s Hospital Corporation) (FSA Insured)
2,000,000	5.500%, 1/1/2017[a]	2,079,580
	Austin, Texas Utility System Revenue Bonds (FGIC Insured)
2,250,000	6.000%, 11/15/2013[a]	2,466,653
	Austin, Texas Utility System Revenue Capital Appreciation Refunding Bonds (Financial Services Department) (Series A) (MBIA Insured)
8,100,000	Zero Coupon, 11/15/2009[a]	8,031,312
	Bexar County, Texas Housing Finance Corporation Multi-Family Housing Revenue Bonds (Dymaxion and Marrach Park Apartments) (Series A) (MBIA Insured)
1,930,000	6.000%, 8/1/2023[a]	1,576,791
	Bexar County, Texas Housing Finance Corporation Multi-Family Housing Revenue Bonds (Pan American Apartments) (Series A-1) (GNMA Insured)
1,720,000	7.000%, 3/20/2031[a]	1,837,442
	Bluebonnet Trails Community Mental Health and Mental Retardation Revenue Bonds
1,000,000	6.125%, 12/1/2016	939,130
	Corpus Christi, Texas General Obligation Bonds (Series A) (FSA Insured)
380,000	5.000%, 3/1/2012[a]	416,279
	Dallas Texas Independent School District General Obligation Bonds
10,000,000	6.375%, 2/15/2034	11,238,400
	Dallas-Fort Worth, Texas International Airport Revenue Bonds (Series A) (MBIA Insured) (Subject to ‘AMT’)
1,000,000	5.500%, 11/1/2016[a]	1,015,500
	Dallas-Fort Worth, Texas International Airport Revenue Bonds (Series A) (Subject to ‘AMT’)
500,000	5.500%, 11/1/2017	503,935
	Dallas-Fort Worth, Texas Regional Airport Revenue Bonds
9,750,000	6.125%, 11/1/2018	9,781,200
	Deer Park, Texas Independent School District General Obligation Bonds (PSF/GTD Insured)
1,375,000	5.000%, 2/15/2013[a]	1,540,316
	Denton, Texas Utility System Revenue Bonds (Series A) (FSA Insured)
3,210,000	5.250%, 12/1/2015[a]	3,525,960
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue Bonds
1,760,000	0.030%, 10/1/2024	1,760,000
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue Bonds (Exxon Project) (GTY/AGMT Insured)
400,000	0.030%, 6/1/2020[a]	400,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Texas (11.3%) - continued
	Harris County Texas Industrial Development Corporation Pollution Control Revenue Bonds
1,200,000	0.030%, 3/1/2024	$1,200,000
	Harris County Texas Industrial Development Corporation Pollution Control Revenue Bonds - continued
$1,800,000	0.030%, 3/1/2024	1,800,000
	Harris County, Houston, Texas General Obligation Bonds (MBIA Insured)
7,000,000	Zero Coupon, 8/15/2024[a]	3,381,280
6,500,000	5.250%, 8/15/2047[a]	6,373,315
	Harris County, Texas Health Facilities Development Authority Hospital Revenue Bonds
2,000,000	7.250%, 12/1/2035	2,124,560
	Harris County, Texas Health Facilities Development Authority Hospital Revenue Bonds (Memorial Hermann Healthcare Project) (Series A)
2,000,000	6.375%, 6/1/2029[b]	2,233,760
	Houston, Texas Airport System Revenue Bonds (Series A) (FSA Insured) (Subject to ‘AMT’)
2,000,000	5.625%, 7/1/2030[a]	1,847,600
	Houston, Texas Water and Sewer System Revenue Bonds (Series A) (FSA Insured)
5,000,000	5.750%, 12/1/2032[a,b]	5,921,100
	Lewisville, Texas Independent School District General Obligation Bonds (PSF/GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[a]	3,628,019
	Lower Colorado River Authority, Texas Unrefunded Balance Revenue Bonds (Series A)
1,000,000	5.875%, 5/15/2015	1,024,670
	North East Independent School District Texas Unlimited Tax Refunding Revenue Bonds
5,000,000	5.250%, 2/1/2028	5,551,850
	North Texas Health Facilities Development Corporation Hospital Revenue Bonds (United Regional Healthcare System, Inc.)
2,600,000	6.000%, 9/1/2023[b]	3,043,794
	North Texas Tollway Authority Revenue Bonds (Series A)
1,000,000	5.625%, 1/1/2033	987,680
	North Texas Tollway Authority Revenue Bonds (Series D)
5,000,000	Zero Coupon, 1/1/2028	1,689,900
26,125,000	Zero Coupon, 1/1/2034	5,728,690
	Nueces County, Texas Housing Finance Corporation Multi-Family Housing Revenue Bonds (Dolphins Landing Apartments Project) (Series A)
190,000	6.250%, 7/1/2010[b]	$193,633
	Ridge Parc Development Corporation, Texas Multifamily Revenue Bonds (GNMA Insured)
$1,000,000	6.100%, 6/20/2033[a]	1,041,940
2,795,000	6.150%, 11/20/2041[a]	2,906,688
	San Antonio, Texas General Obligation Bonds (General Improvements)
425,000	5.250%, 2/1/2014	448,927
	San Antonio, Texas Water Revenue Bonds (FSA Insured)
1,000,000	5.500%, 5/15/2018[a]	1,076,040
1,000,000	5.500%, 5/15/2019[a]	1,070,040
1,000,000	5.500%, 5/15/2020[a]	1,064,080
	San Leanna Education Facilities Corporation Higher Education Revenue Bonds (Saint Edward’s University Project) (Series 2007)
1,160,000	5.125%, 6/1/2024	1,098,706
1,000,000	5.125%, 6/1/2027	924,990
	Southeast Texas Housing Finance Corporation Revenue Bonds (MBIA Insured)
11,615,000	Zero Coupon, 9/1/2017[a,b]	8,723,213
	Tarrant County, Texas College District General Obligation Bonds
1,410,000	5.375%, 2/15/2013	1,602,662
	Tarrant County, Texas Cultural Educational Facilities Finance Corporation Revenue Bonds (Texas Health Resources) (Series A)
2,000,000	5.000%, 2/15/2023	1,991,960
	Texas State Veterans Land Board General Obligation Bonds
4,315,000	0.050%, 7/1/2010[b]	4,269,002
	Westlake, Texas General Obligation Bonds
315,000	6.500%, 5/1/2013	363,589
350,000	6.500%, 5/1/2015	403,389
335,000	6.500%, 5/1/2017[b]	408,194
1,650,000	5.750%, 5/1/2024	1,760,203
2,000,000	5.800%, 5/1/2032[b]	2,370,620
	Wylie, Texas Independent School District General Obligation Bonds (PSF/GTD Insured)
430,000	6.875%, 8/15/2014[a]	479,700
745,000	6.875%, 8/15/2014[a,b]	843,675

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Texas (11.3%) - continued
	Wylie, Texas Independent School District Unrefunded General Obligation Bonds (PSF/GTD Insured)
3,280,000	7.000%, 8/15/2024[a]	$3,526,033

	Total Texas	138,019,600

Virginia (0.8%)
	Fairfax County, Virginia Industrial Development Authority Revenue Bonds (Inova Health Systems Project)
$2,500,000	5.250%, 8/15/2019	2,669,125
	Fairfax County, Virginia Water Authority Water Revenue Bonds
3,625,000	5.000%, 4/1/2021	4,153,054
	Tobacco Settlement Authority, Virginia Tobacco Settlement Revenue Bonds
3,240,000	5.250%, 6/1/2019[b]	3,369,567

	Total Virginia	10,191,746

Washington (4.7%)
	Energy Northwest, Washington Electric Revenue Bonds (Columbia Generating) (Series A) (MBIA Insured)
1,000,000	5.750%, 7/1/2018[a]	1,079,350
	Franklin County, Washington School District General Obligation Bonds (MBIA Insured)
6,000,000	5.250%, 12/1/2022[a]	6,400,740
	King County, Washington Sewer Revenue Bonds (Series B) (FSA Insured)
10,000,000	5.500%, 1/1/2013[a]	10,987,800
	Tobacco Settlement Authority, Washington Tobacco Settlement Revenue Bonds
7,925,000	6.500%, 6/1/2026	7,500,775
	Washington State Economic Development Finance Authority Lease Revenue Bonds (MBIA Insured)
5,620,000	5.000%, 6/1/2030[a]	5,629,161
	Washington State General Obligation Bonds (Series 93A)
2,430,000	5.750%, 10/1/2012	2,565,132
40,000	5.750%, 10/1/2012[b]	43,353
	Washington State General Obligation Bonds (Series A and AT-6)
660,000	6.250%, 2/1/2011	697,085
	Washington State General Obligation Bonds (Series A)
5,000,000	6.750%, 2/1/2015	5,738,600
	Washington State General Obligation Bonds (Series A) (FSA Insured)
5,000,000	5.000%, 7/1/2021[a]	5,454,350
	Washington State General Obligation Bonds (Series B and AT-7)
2,000,000	6.000%, 6/1/2012	$2,266,640
	Washington State Health Care Facilities Authority Revenue Bonds
5,000,000	7.375%, 3/1/2038	5,246,700
	Washington State Health Care Facilities Authority Revenue Bonds (Series A)
$1,000,000	5.000%, 12/1/2030	811,720
	Washington State Health Care Facilities Authority Revenue Bonds (Swedish Health Services) (AMBAC Insured)
2,000,000	5.125%, 11/15/2018[a]	2,011,000
	Washington State Housing Finance Commission Nonprofit Housing Revenue Bonds (Crista Ministries Projects) (Series A)
1,000,000	5.350%, 7/1/2014	1,001,040

	Total Washington	57,433,446

Wisconsin (1.0%)
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care) (Series B)
1,500,000	5.500%, 2/15/2015	1,461,540
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Eagle River Memorial Hospital, Inc. Project)
1,000,000	5.750%, 8/15/2020	1,006,500
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Marshfield Clinic) (Series B)
2,000,000	6.000%, 2/15/2025	1,668,240
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Watertown Memorial Hospital, Inc.)
2,000,000	5.500%, 8/15/2029	1,521,700
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Wheaton Franciscan Services)
6,000,000	5.750%, 8/15/2025[b]	6,778,560

	Total Wisconsin	12,436,540

Wyoming (1.4%)
	Kemmerer, Wyoming Pollution Control Term Revenue Bonds (Exxon Project)
1,215,000	0.030%, 11/1/2014	1,215,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value
Wyoming (1.4%) - continued
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon Project) (Series A)
2,305,000	0.030%, 11/1/2014	$2,305,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon Project) (Series B)
2,355,000	0.030%, 11/1/2014	2,355,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon Project) (Series C)
$500,000	0.030%, 11/1/2014	500,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon Project) (Series D)
650,000	0.030%, 11/1/2014	650,000
	Wyoming Municipal Power Agency Power Supply System Revenue Bonds (Series A)
3,270,000	5.375%, 1/1/2042	3,085,376
	Wyoming State Farm Loan Board Capital Facilities Revenue Bonds
5,825,000	5.750%, 10/1/2020	6,709,526

	Total Wyoming	16,819,902

	Total Long-Term Fixed Income (cost $1,182,508,249	1,211,614,989

Principal Amount	Short-Term Investments (0.4%)[e]	Value
	Fannie Mae Discount Notes
2,000,000	0.090%, 5/7/2009	1,999,970
	Federal Home Loan Mortgage Corporation Discount Notes
3,090,000	0.050%, 5/5/2009	3,089,983

	Total Short-Term Investments (at amortized cost)	5,089,953

	Total Investments (cost $1,187,598,202) 99.3%	$1,216,704,942

	Other Assets and Liabilities, Net 0.7%	7,788,729

	Total Net Assets 100.0%	$1,224,493,671

a

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or Government agency identified.

b

Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
e	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$62,204,067
Gross unrealized depreciation	(33,097,327)

Net unrealized appreciation (depreciation)	$29,106,740

Cost for federal income tax purposes	$1,187,598,202

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Municipal Bond Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$–	$–
Level 2	1,216,704,942	–
Level 3	–	–

Totals (Level 1,2,3)	$1,216,704,942	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Bank Loans (0.8%)[a]	Value
Consumer Cyclical (0.2%)
	General Motors Corporation, Term Loan
1,863,283	10.366%, 11/29/2013	$1,209,811

	Total Consumer Cyclical	1,209,811

Consumer Non-Cyclical (0.2%)
	HCA, Inc., Term Loan
1,611,087	3.470%, 11/18/2013	1,450,784

	Total Consumer Non-Cyclical	1,450,784

Utilities (0.4%)
	NRG Energy, Inc., Term Loan
841,043	2.720%, 2/1/2013	780,942
1,576,058	2.720%, 2/1/2013	1,463,433

	Total Utilities	2,244,375

	Total Bank Loans (cost $4,289,718)	4,904,970

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Asset-Backed Securities (3.7%)
	Bear Stearns Mortgage Funding Trust
1,569,159	0.578%, 5/26/2009[b]	283,229
	Capitalsource Commercial Loan Trust
2,096,480	0.577%, 5/20/2009[b,c]	1,681,826
	Countrywide Asset-Backed Certificates
2,560,076	5.549%, 4/25/2036[d]	2,009,762
	Credit Based Asset Servicing and Securitization, LLC
469,056	0.548%, 5/26/2009[b]	458,581
	Discover Card Master Trust
3,000,000	5.650%, 3/16/2020	2,635,626
	First Franklin Mortgage Loan Asset-Backed Certificates
1,630,546	0.528%, 5/26/2009[b]	1,485,723
	First Horizon ABS Trust
1,751,500	0.598%, 5/26/2009[b,d]	425,693
	Ford Credit Floor Plan Master Owner Trust
5,000,000	0.631%, 5/15/2009[b]	4,773,050
	GMAC Mortgage Corporation Loan Trust
112,238	0.538%, 5/26/2009[b,d]	104,041
5,252,703	0.618%, 5/26/2009[b,d]	1,584,709
4,794,650	0.618%, 5/26/2009[b,d]	1,312,569
	IndyMac Seconds Asset-Backed Trust
2,716,772	0.608%, 5/26/2009[b,d]	732,004
	Merna Re, Ltd.
7,250,000	2.970%, 6/30/2009[b,e]	6,620,700

	Total Asset-Backed Securities	24,107,513

Basic Materials (2.7%)
	ArcelorMittal
2,700,000	6.125%, 6/1/2018	2,175,817
	Arch Western Finance, LLC
1,100,000	6.750%, 7/1/2013	959,750
	Barrick Gold Corporation
1,515,000	6.950%, 4/1/2019	1,602,185
	E.I. Du Pont de Nemours & Company
1,900,000	5.875%, 1/15/2014	2,024,935
1,400,000	6.000%, 7/15/2018	1,437,657
	FMG Finance, Pty., Ltd.
1,130,000	10.625%, 9/1/2016[e]	988,750
	Freeport-McMoRan Copper & Gold, Inc.
1,000,000	4.995%, 10/1/2009[b]	877,500
	Georgia-Pacific Corporation
1,395,000	9.500%, 12/1/2011	1,419,412
	Mosaic Global Holdings, Inc., Convertible
1,500,000	7.375%, 12/1/2014[e]	1,488,750
	Nalco Company
834,000	8.875%, 11/15/2013	838,170
	Precision Castparts Corporation
2,000,000	5.600%, 12/15/2013	1,818,420
	Rio Tinto Finance, Ltd.
1,965,000	6.500%, 7/15/2018	1,770,190

	Total Basic Materials	17,401,536

Capital Goods (3.4%)
	Case New Holland, Inc.
800,000	7.125%, 3/1/2014	700,000
	Caterpillar, Inc.
2,100,000	7.900%, 12/15/2018	2,257,721
	CRH America, Inc.
1,600,000	6.000%, 9/30/2016	1,249,290
1,100,000	8.125%, 7/15/2018	917,404
	Honeywell International, Inc.
3,800,000	5.300%, 3/1/2018	3,902,064
	John Deere Capital Corporation
2,800,000	5.350%, 4/3/2018	2,700,765
	Lockheed Martin Corporation
1,170,000	6.150%, 9/1/2036	1,169,875
	Owens-Brockway Glass Container, Inc.
1,130,000	8.250%, 5/15/2013	1,146,950
	Systems 2001 Asset Trust, LLC
1,999,130	6.664%, 9/15/2013[c]	1,885,139
	United Technologies Corporation
3,000,000	4.875%, 5/1/2015	3,091,707
	Waste Management, Inc.
2,700,000	7.375%, 3/11/2019	2,738,057

	Total Capital Goods	21,758,972

Collateralized Mortgage Obligations (4.0%)
	Banc of America Mortgage Securities, Inc.
5,501,539	4.802%, 9/25/2035	3,893,791
	Countrywide Alternative Loan Trust
3,953,236	6.000%, 1/25/2037	3,000,471
	HomeBanc Mortgage Trust
2,194,819	5.985%, 4/25/2037	1,254,093

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Collateralized Mortgage Obligations (4.0%) - continued
	J.P. Morgan Mortgage Trust
4,466,152	5.003%, 7/25/2035	$3,492,240
	Merrill Lynch Mortgage Investors, Inc.
3,660,210	4.868%, 6/25/2035	2,705,752
	Thornburg Mortgage Securities Trust
2,971,689	0.528%, 5/26/2009[b]	2,971,689
	Wachovia Mortgage Loan Trust, LLC
3,195,401	5.557%, 5/20/2036	2,144,756
	Washington Mutual Mortgage Pass-Through Certificates
4,302,818	2.264%, 5/1/2009[b]	1,313,378
1,826,004	0.728%, 5/25/2009[b]	858,876
2,286,862	4.832%, 9/25/2035	1,783,275
	Zuni Mortgage Loan Trust
2,166,131	0.568%, 5/26/2009[b]	2,097,245

	Total Collateralized Mortgage Obligations	25,515,566

Commercial Mortgage-Backed Securities (8.7%)
	Banc of America Commercial Mortgage, Inc.
2,000,000	5.118%, 7/11/2043	1,969,710
	Banc of America Large Loan Trust
1,469,465	0.561%, 5/15/2009[b,e]	1,157,980
4,000,000	0.661%, 5/15/2009[b,e]	2,877,260
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000,000	0.601%, 5/15/2009[b,c]	2,171,448
3,000,000	5.835%, 9/11/2042	1,311,243
	Citigroup Commercial Mortgage Trust
7,500,000	0.591%, 5/15/2009[b,e]	2,650,710
	Commercial Mortgage Pass-Through Certificates
180,131	0.551%, 5/15/2009[b,e]	170,855
4,000,000	0.581%, 5/15/2009[b,c]	2,427,460
7,000,000	0.631%, 5/15/2009[b,c]	3,761,849
	Credit Suisse Mortgage Capital Certificates
4,000,000	0.621%, 5/15/2009[b,e]	1,806,072
	Crown Castle International Corporation
6,500,000	5.245%, 11/15/2036[e]	5,980,000
	Greenwich Capital Commercial Funding Corporation
6,200,000	5.867%, 12/10/2049	2,832,513
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,750,000	4.302%, 1/15/2038	2,466,662
5,863,312	5.284%, 5/15/2047	5,379,964
5,000,000	5.819%, 6/15/2049	3,928,620
	Merrill Lynch Mortgage Trust
6,500,000	4.747%, 5/12/2043	5,557,364
5,500,000	5.266%, 1/12/2044	3,041,374
	Wachovia Bank Commercial Mortgage Trust
10,000,000	0.571%, 5/15/2009[b,c]	5,000,000
2,000,000	5.765%, 7/15/2045	1,617,670
	Washington Mutual Asset Securities Corporation
704,412	3.830%, 1/25/2035[e]	683,564

	Total Commercial Mortgage-Backed Securities	56,792,318

Communications Services (12.0%)
	Alltel Corporation
750,000	7.000%, 3/15/2016	792,722
	AT&T, Inc.
1,900,000	6.700%, 11/15/2013	2,107,108
2,475,000	5.500%, 2/1/2018	2,470,693
1,000,000	6.400%, 5/15/2038	937,385
2,000,000	6.550%, 2/15/2039	1,923,434
	British Telecom plc
1,925,000	9.125%, 6/15/2009[f]	1,850,695
	CC Holdings GS V, LLC.
950,000	7.750%, 5/1/2017[e]	959,500
	Citizens Communications Company
1,510,000	6.250%, 1/15/2013	1,434,500
	Comcast Corporation
2,700,000	5.900%, 3/15/2016	2,696,158
1,100,000	6.300%, 11/15/2017	1,119,987
3,000,000	5.700%, 5/15/2018	2,933,004
1,300,000	6.400%, 5/15/2038	1,218,594
	Cox Communications, Inc.
2,100,000	4.625%, 6/1/2013	1,933,472
770,000	5.450%, 12/15/2014	718,405
2,100,000	9.375%, 1/15/2019[e]	2,364,106
1,500,000	8.375%, 3/1/2039[e]	1,455,722
	CSC Holdings, Inc.
1,850,000	7.625%, 7/15/2018	1,776,000
	Deutsche Telekom International Finance BV
3,500,000	6.750%, 8/20/2018	3,640,507
	DIRECTV Holdings, LLC
1,510,000	7.625%, 5/15/2016	1,494,900
	EchoStar DBS Corporation
750,000	7.750%, 5/31/2015	712,500
750,000	7.125%, 2/1/2016	701,250
	Frontier Communications Corporation
450,000	8.250%, 5/1/2014	442,125
	Intelsat Subsidiary Holding Company, Ltd.
1,700,000	8.875%, 1/15/2015[e]	1,683,000
	Level 3 Financing, Inc.
940,000	9.250%, 11/1/2014	753,175
	New Cingular Wireless Services, Inc.
765,000	8.750%, 3/1/2031	875,656
	News America, Inc.
1,350,000	6.400%, 12/15/2035	1,002,625
	Nextel Communications, Inc.
1,900,000	7.375%, 8/1/2015	1,356,125

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Communication Services (12.0%) - continued
	Qwest Communications International, Inc.
1,500,000	7.500%, 2/15/2014	$1,391,250
	Qwest Corporation
400,000	8.375%, 5/1/2016[e]	398,000
	Rogers Cable, Inc.
700,000	6.750%, 3/15/2015	721,238
1,420,000	8.750%, 5/1/2032	1,523,021
	Rogers Communications, Inc.
2,250,000	6.800%, 8/15/2018	2,357,784
	Rogers Wireless Communications, Inc.
1,300,000	8.000%, 12/15/2012	1,332,500
2,000,000	6.375%, 3/1/2014	2,108,408
1,800,000	7.500%, 3/15/2015	1,902,130
	Sprint Capital Corporation
800,000	8.375%, 3/15/2012	767,000
	Telecom Italia Capital SA
3,550,000	5.250%, 11/15/2013	3,366,145
1,750,000	5.250%, 10/1/2015	1,554,595
	Thomson Reuters Corporation
2,500,000	6.500%, 7/15/2018	2,395,733
	Time Warner Cable, Inc.
2,000,000	5.850%, 5/1/2017	1,923,082
1,700,000	8.750%, 2/14/2019	1,911,089
1,500,000	8.250%, 4/1/2019	1,657,740
	Time Warner Entertainment Company, LP
1,150,000	8.375%, 3/15/2023	1,180,497
	Verizon Communications, Inc.
1,500,000	5.500%, 2/15/2018	1,487,112
1,500,000	8.750%, 11/1/2018	1,792,263
1,250,000	6.350%, 4/1/2019	1,298,878
3,100,000	8.950%, 3/1/2039	3,738,535
	Verizon Wireless Capital, LLC
1,900,000	5.550%, 2/1/2014[e]	1,993,153

	Total Communications Services	78,153,501

Consumer Cyclical (3.8%)
	AOL Time Warner, Inc.
1,900,000	7.700%, 5/1/2032	1,729,475
	Corrections Corporation of America
1,130,000	6.250%, 3/15/2013	1,087,625
	D.R. Horton, Inc.
1,600,000	5.375%, 6/15/2012	1,416,000
	Ford Motor Credit Company, LLC
3,020,000	7.375%, 10/28/2009	2,899,958
	JC Penney & Company, Inc.
700,000	7.950%, 4/1/2017[g]	676,617
	Macy’s Retail Holdings, Inc.
2,600,000	7.875%, 7/15/2015	2,446,161
	McDonald’s Corporation
1,600,000	5.800%, 10/15/2017	1,713,402
1,400,000	6.300%, 3/1/2038	1,409,145
	MGM MIRAGE
910,000	13.000%, 11/15/2013[e,g]	841,750
	Nissan Motor Acceptance Corporation
2,650,000	5.625%, 3/14/2011[e]	2,414,616
	Rite Aid Corporation
910,000	7.500%, 3/1/2017	675,675
	SLM Private Credit Student Loan Trust
1,164,043	1.330%, 6/15/2009[b]	1,106,952
	Starwood Hotels & Resorts Worldwide, Inc.
760,000	7.875%, 10/15/2014	731,766
	Time Warner, Inc.
1,900,000	5.875%, 11/15/2016	1,832,977
	Viacom, Inc.
1,900,000	6.250%, 4/30/2016	1,760,578
	Wal-Mart Stores, Inc.
1,930,000	5.875%, 4/5/2027	1,914,066

	Total Consumer Cyclical	24,656,763

Consumer Non-Cyclical (6.4%)
	Abbott Laboratories
1,800,000	5.125%, 4/1/2019	1,842,619
	Altria Group, Inc.
1,750,000	9.700%, 11/10/2018	2,044,947
1,500,000	9.950%, 11/10/2038	1,646,508
	AmerisourceBergen Corporation
2,000,000	5.875%, 9/15/2015	1,919,408
	AstraZeneca plc
1,600,000	5.400%, 9/15/2012	1,718,077
	Bottling Group, LLC
2,250,000	6.950%, 3/15/2014	2,573,552
	Bunge Limited Finance Corporation
2,570,000	5.350%, 4/15/2014	2,299,729
	Cargill, Inc.
2,400,000	5.600%, 9/15/2012[e]	2,377,147
	Community Health Systems, Inc.
2,400,000	8.875%, 7/15/2015	2,388,000
	Constellation Brands, Inc.
1,500,000	7.250%, 5/15/2017	1,447,500
	General Mills, Inc.
1,000,000	5.650%, 9/10/2012	1,053,442
2,400,000	5.200%, 3/17/2015	2,418,283
	HCA, Inc.
1,510,000	8.500%, 4/15/2019[e]	1,519,437
	Ingles Markets, Inc.
570,000	8.875%, 5/15/2017[e]	550,324
	Kellogg Company
3,400,000	4.250%, 3/6/2013	3,435,530
	Kroger Company
1,500,000	6.400%, 8/15/2017	1,561,336
875,000	6.150%, 1/15/2020	894,164
	McKesson Corporation
900,000	7.500%, 2/15/2019	969,641
	Novartis Securities Investment, Ltd.
1,650,000	5.125%, 2/10/2019	1,689,478
	Pfizer, Inc
1,000,000	5.350%, 3/15/2015	1,074,983
	Roche Holdings, Inc.
1,100,000	5.000%, 3/1/2014[e]	1,153,145
1,900,000	6.000%, 3/1/2019[e]	1,975,533
	Safeway, Inc.
900,000	6.350%, 8/15/2017	931,130

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Consumer Non-Cyclical (6.4%) - continued
	SUPERVALU, Inc.
1,130,000	7.500%, 11/15/2014	$1,096,100
	Tenet Healthcare Corporation
1,130,000	10.000%, 5/1/2018[e]	1,175,200

	Total Consumer Non-Cyclical	41,755,213

Energy (8.3%)
	Apache Corporation
2,200,000	5.250%, 4/15/2013	2,287,184
	CenterPoint Energy Resources Corporation
3,650,000	6.125%, 11/1/2017	3,208,642
	Chesapeake Energy Corporation
2,630,000	6.500%, 8/15/2017	2,255,225
	Energy Transfer Partners, LP
3,350,000	6.700%, 7/1/2018	3,138,575
	Enterprise Products Operating, LP
2,475,000	5.600%, 10/15/2014	2,297,614
2,250,000	6.300%, 9/15/2017	2,081,621
	EOG Resources, Inc.
1,500,000	5.875%, 9/15/2017	1,514,760
	Halliburton Company
1,300,000	6.150%, 9/15/2019	1,379,665
1,500,000	7.450%, 9/15/2039	1,584,282
	Magellan Midstream Partners, LP
1,800,000	6.450%, 6/1/2014	1,729,111
	Nexen, Inc.
1,925,000	6.400%, 5/15/2037	1,400,632
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,070,557
	Oneok Partners, LP
1,750,000	6.850%, 10/15/2037	1,316,459
	ONEOK Partners, LP
2,500,000	8.625%, 3/1/2019	2,540,952
	PetroHawk Energy Corporation
1,300,000	10.500%, 8/1/2014[e]	1,306,500
	Pioneer Natural Resources Company
1,500,000	6.875%, 5/1/2018	1,275,603
	Plains All American Pipeline, LP
1,850,000	6.500%, 5/1/2018	1,655,928
	Premcor Refining Group, Inc.
1,500,000	6.125%, 5/1/2011	1,514,307
1,850,000	6.750%, 5/1/2014	1,803,321
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
1,250,000	5.298%, 9/30/2020[e]	1,082,987
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
900,000	5.832%, 9/30/2016[e]	875,772
	Southern Natural Gas Company
2,000,000	5.900%, 4/1/2017[e]	1,820,004
	Transcontinental Gas Pipe Corporation
2,000,000	8.875%, 7/15/2012	2,091,360
600,000	6.400%, 4/15/2016	587,700
	Transocean, Inc.
2,300,000	6.000%, 3/15/2018	2,274,330
	Western Oil Sands, Inc.
3,400,000	8.375%, 5/1/2012	3,632,152
	Williams Companies, Inc.
1,900,000	8.750%, 1/15/2020[e]	1,952,250
	XTO Energy, Inc.
1,900,000	5.300%, 6/30/2015	1,841,136
1,500,000	6.750%, 8/1/2037	1,423,930

	Total Energy	53,942,559

Financials (19.4%)
	Ace INA Holdings, Inc.
775,000	5.800%, 3/15/2018	718,020
	American Express Centurion Bank
1,450,000	5.550%, 10/17/2012	1,384,691
	American Express Credit Corporation
850,000	7.300%, 8/20/2013	851,533
	American International Group, Inc.
2,450,000	8.250%, 8/15/2018[e]	861,420
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	1,840,861
	Australia & New Zealand Banking Group, Ltd.
1,400,000	6.200%, 7/19/2013[e]	1,397,743
	AXA SA
2,600,000	6.463%, 12/14/2018[e]	1,038,773
	Bank of America Corporation
500,000	6.000%, 9/1/2017	418,166
1,900,000	5.650%, 5/1/2018	1,546,733
1,675,000	8.125%, 5/15/2018[g]	951,266
	BB&T Corporation
1,100,000	6.850%, 4/30/2019[h]	1,071,410
	Bear Stearns Companies, Inc.
2,200,000	6.400%, 10/2/2017	2,141,429
	BNP Paribas SA
2,100,000	5.186%, 6/29/2015[e]	1,090,593
	Capital One Financial Corporation
930,000	6.150%, 9/1/2016	561,886
800,000	6.750%, 9/15/2017	675,875
	Capmark Financial Group, Inc.
1,800,000	8.300%, 5/10/2017	430,943
	Chubb Corporation
1,750,000	5.750%, 5/15/2018	1,729,810
	CIGNA Corporation
2,250,000	6.350%, 3/15/2018	1,929,888
	CIT Group, Inc.
600,000	5.400%, 2/13/2012	369,223
2,103,000	7.625%, 11/30/2012	1,304,300
	Citigroup, Inc.
1,500,000	6.500%, 8/19/2013	1,368,908
1,100,000	6.125%, 5/15/2018	924,459
	CME Group, Inc.
3,700,000	5.400%, 8/1/2013	3,829,770
	Corestates Capital Trust I
1,000,000	8.000%, 12/15/2026[e]	666,862
	Coventry Health Care, Inc.
1,200,000	5.875%, 1/15/2012	1,045,127
	Credit Agricole SA
2,400,000	6.637%, 5/31/2017[e]	1,150,255
	Credit Suisse/New York, NY
2,500,000	6.000%, 2/15/2018	2,229,753

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Financials (19.4%) - continued
	Endurance Specialty Holdings, Ltd.
2,800,000	6.150%, 10/15/2015	$2,175,614
	ERP Operating, LP
1,500,000	5.125%, 3/15/2016	1,236,087
1,100,000	5.750%, 6/15/2017	899,568
	Fifth Third Bancorp
1,700,000	5.450%, 1/15/2017	1,081,397
	General Electric Capital Corporation
1,630,000	5.625%, 9/15/2017	1,431,945
700,000	6.150%, 8/7/2037	498,257
350,000	5.875%, 1/14/2038	241,565
925,000	6.875%, 1/10/2039	724,773
2,500,000	6.375%, 11/15/2067	1,434,983
	General Motors Acceptance Corporation, LLC
1,500,000	6.875%, 9/15/2011[e]	1,305,000
474,000	6.000%, 12/15/2011[e]	388,680
	Goldman Sachs Group, Inc.
950,000	6.000%, 5/1/2014[h]	946,344
3,500,000	5.125%, 1/15/2015	3,316,628
900,000	5.950%, 1/18/2018	835,262
700,000	6.750%, 10/1/2037	533,582
	HSBC Capital Funding, LP/Jersey Channel Islands
2,500,000	9.547%, 6/30/2010[e]	1,950,525
	HSBC Holdings plc
815,000	6.500%, 5/2/2036	705,326
1,300,000	6.800%, 6/1/2038	1,144,549
	Industrial Bank of Korea
1,450,000	7.125%, 4/23/2014[e]	1,426,504
	International Lease Finance Corporation
2,095,000	5.750%, 6/15/2011	1,596,924
1,900,000	5.300%, 5/1/2012	1,281,136
	J.P. Morgan Chase & Company
1,700,000	5.750%, 1/2/2013	1,714,861
3,400,000	7.900%, 4/30/2018	2,586,550
	JP Morgan Chase & Company
1,900,000	6.300%, 4/23/2019	1,869,682
	Keybank National Association
1,750,000	5.500%, 9/17/2012	1,649,232
280,000	5.450%, 3/3/2016	224,124
	Lehman Brothers Holdings, Inc.
3,500,000	5.625%, 1/24/2013[i]	507,500
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	1,267,756
	Merrill Lynch & Company, Inc.
2,750,000	5.450%, 2/5/2013	2,407,743
850,000	6.110%, 1/29/2037	496,558
2,000,000	7.750%, 5/14/2038	1,365,938
	MetLife Capital Trust X
2,200,000	9.250%, 4/8/2038[e]	1,408,000
	MetLife, Inc.
1,800,000	6.817%, 8/15/2018	1,699,110
	Mitsubishi UFG Capital Finance, Ltd.
4,420,000	6.346%, 7/25/2016	3,486,151
	Morgan Stanley
3,050,000	6.625%, 4/1/2018	2,902,560
	National City Bank
1,900,000	5.800%, 6/7/2017	1,685,026
	Nationwide Health Properties, Inc.
2,850,000	6.250%, 2/1/2013	2,509,080
	Preferred Term Securities XXIII, Ltd.
3,237,016	1.520%, 6/22/2009[b,c]	873,994
	ProLogis
2,050,000	5.500%, 4/1/2012	1,666,904
1,400,000	5.625%, 11/15/2015	930,580
1,000,000	6.625%, 5/15/2018	652,595
	Prudential Financial, Inc.
1,600,000	6.000%, 12/1/2017	1,125,350
725,000	5.900%, 3/17/2036	379,706
725,000	5.700%, 12/14/2036	435,124
	Prudential Financial, Inc., Convertible
3,300,000	Zero Coupon, 6/15/2009[b]	3,250,500
	QBE Insurance Group, Ltd.

1,120,000	9.750%, 3/14/2014[e]	1,130,829
	Regency Centers, LP
1,500,000	5.875%, 6/15/2017	1,017,040
	Reinsurance Group of America, Inc.
3,100,000	5.625%, 3/15/2017	1,994,968
	Resona Bank, Ltd.
4,000,000	5.850%, 4/15/2016[e]	2,226,400
	Simon Property Group, LP
1,485,000	5.750%, 12/1/2015	1,220,055
750,000	10.350%, 4/1/2019	782,827
	SLM Corporation
2,075,000	5.400%, 10/25/2011	1,555,574
	SMFG Preferred Capital GBP 1, Ltd.
2,340,000	6.078%, 1/25/2017[e]	1,624,849
	Student Loan Marketing Corporation
1,200,000	4.500%, 7/26/2010	1,046,786
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/25/2016[e]	1,027,000
	Travelers Companies, Inc.
550,000	6.250%, 6/15/2037	502,670
	Travelers Property Casualty Corporation
2,000,000	5.000%, 3/15/2013	2,015,308
	United Health Group
1,500,000	6.500%, 6/15/2037	1,207,598
	Wachovia Bank NA
2,420,000	4.875%, 2/1/2015	2,036,808
	Wachovia Capital Trust III
2,225,000	5.800%, 3/15/2011	1,034,625
	Wachovia Corporation
1,500,000	5.250%, 8/1/2014	1,333,140
	WEA Finance, LLC
1,900,000	7.125%, 4/15/2018[e]	1,573,572
	WellPoint, Inc.
2,500,000	5.000%, 12/15/2014	2,422,738
	Wells Fargo Bank
2,300,000	4.750%, 2/9/2015	1,978,278

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Financials (19.4%) - continued
	Willis North America, Inc.
2,940,000	6.200%, 3/28/2017	$2,131,909

	Total Financials	125,641,944

Foreign (0.3%)
	Export Development Canada
1,900,000	3.125%, 4/24/2014	1,895,997

	Total Foreign	1,895,997

Mortgage-Backed Securities (8.3%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,000,000	4.500%, 5/1/2039[h]	6,105,000
40,000,000	5.500%, 5/1/2039[h]	41,437,520
6,000,000	6.500%, 5/1/2039[h]	6,356,250

	Total Mortgage-Backed Securities	53,898,770

Technology (0.8%)
	Cisco Systems, Inc.
1,100,000	5.900%, 2/15/2039	1,041,054
	Hewlett-Packard Company
2,100,000	4.500%, 3/1/2013	2,176,026
	Nokia Corporation
950,000	5.375%, 5/15/2019[h,j]	941,213
	Seagate Technology HDD Holdings
1,130,000	6.800%, 10/1/2016	813,600

	Total Technology	4,971,893

Transportation (2.5%)
	Burlington Northern Santa Fe Corporation
1,800,000	7.000%, 12/15/2025	1,824,570
	Continental Airlines, Inc.
378,306	7.875%, 7/2/2018	208,069
1,350,000	5.983%, 4/19/2022	1,066,500
	Delta Air Lines, Inc.
1,400,000	7.111%, 9/18/2011	1,232,000
	FedEx Corporation
4,090,398	6.720%, 1/15/2022	3,920,532
	Kansas City Southern de Mexico SA de CV
2,450,000	7.375%, 6/1/2014	1,984,500
	Piper Jaffray Equipment Trust Securities
2,647,734	6.750%, 4/1/2011[c]	2,012,278
	Union Pacific Corporation
2,800,000	5.450%, 1/31/2013	2,804,337
1,400,000	5.700%, 8/15/2018	1,344,351

	Total Transportation	16,397,137

U.S. Government (6.2%)
	Federal Home Loan Banks
4,200,000	3.625%, 10/18/2013[g]	4,396,669
	Federal Home Loan Mortgage Corporation
5,600,000	4.125%, 9/27/2013	6,016,987
3,250,000	5.000%, 12/14/2018	3,076,522
	Federal National Mortgage Association
7,000,000	5.250%, 8/1/2012[k]	7,297,710
	U.S. Treasury Notes
3,800,000	2.750%, 2/28/2013	3,960,014
6,210,000	4.000%, 8/15/2018	6,662,163
3,800,000	2.750%, 2/15/2019	3,680,642
	U.S. Treasury Notes, TIPS
3,151,620	2.500%, 7/15/2016[g]	3,322,989
1,900,000	3.500%, 2/15/2039	1,721,571

	Total U.S. Government	40,135,267

U.S. Municipals (0.2%)
	California State Revenue General Obligation Bonds
1,150,000	7.550%, 4/1/2039	1,199,048

	Total U.S. Municipals	1,199,048

Utilities (6.5%)
	AES Corporation
1,150,000	8.000%, 6/1/2020[e]	1,006,250
	Cleveland Electric Illuminating Company
1,065,000	5.700%, 4/1/2017	953,652
	Columbus Southern Power Company
1,600,000	6.050%, 5/1/2018	1,528,109
	Commonwealth Edison Company
1,885,000	5.400%, 12/15/2011	1,890,563
2,170,000	7.500%, 7/1/2013	2,236,450
1,000,000	6.150%, 9/15/2017	985,557
	Consolidated Natural Gas Company
1,100,000	5.000%, 12/1/2014	1,097,790
	Dominion Resources, Inc.
1,600,000	8.875%, 1/15/2019	1,854,371
	DTE Energy Company
1,500,000	6.375%, 4/15/2033	1,038,732
	El Paso Corporation
1,330,000	8.250%, 2/15/2016	1,296,750
	Ferrellgas Partners, LP
1,130,000	6.750%, 5/1/2014[e]	1,019,825
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,047,282
	Illinois Power Company
2,000,000	6.125%, 11/15/2017	1,768,600
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[e]	1,847,216
2,500,000	6.050%, 1/31/2018[e]	2,311,948
	MidAmerican Energy Holdings Company
1,600,000	6.125%, 4/1/2036	1,387,794
2,200,000	6.500%, 9/15/2037	2,001,868
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	1,488,452
	Nisource Finance Corporation
1,700,000	6.400%, 3/15/2018	1,460,252
	NRG Energy, Inc.
1,000,000	7.375%, 2/1/2016	962,500
	Ohio Edison Company
950,000	6.875%, 7/15/2036	836,617

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.2%)	Value
Utilities (6.2%) - continued
	Power Contract Financing, LLC
462,502	6.256%, 2/1/2010[c]	$452,558
	Power Receivables Finance, LLC
1,274,089	6.290%, 1/1/2012[c]	1,247,677
	Progress Energy, Inc.
725,000	7.000%, 10/30/2031	704,874
	PSEG Power, LLC
3,200,000	5.000%, 4/1/2014	3,079,869
	Southern Star Central Corporation
2,400,000	6.750%, 3/1/2016	2,124,000
	Southwestern Public Service Company
1,730,000	6.000%, 10/1/2036	1,464,599
	Union Electric Company
1,600,000	6.400%, 6/15/2017	1,553,296
	Virginia Electric and Power Company
700,000	5.950%, 9/15/2017	741,310
700,000	6.350%, 11/30/2037	723,303

	Total Utilities	42,112,064

	Total Long-Term Fixed Income (cost $724,665,007)	630,336,061

Shares	Mutual Funds (1.7%)	Value
Fixed Income Mutual Funds (1.7%)
2,749,045	Thrivent High Yield Fund	10,721,276

	Total Fixed Income Mutual Funds	10,721,276

	Total Mutual Funds (cost $9,700,000)	10,721,276

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
238,000	Federal National Mortgage Association, 8.250%	197,540
100	Preferred Blocker, Inc., 7.000%[e]	30,000

	Total Financials	227,540

	Total Preferred Stock (cost $4,506,904)	227,540

Shares	Collateral Held for Securities Loaned (1.4%)	Value
9,287,508	Thrivent Financial Securities Lending Trust	9,287,508

	Total Collateral Held for Securities Loaned (cost $9,287,508)	9,287,508

Shares or Principal Amount	Short-Term Investments (8.3%)[l]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.140%, 5/8/2009	4,999,864
10,000,000	0.080%, 5/12/2009	9,999,755
700,000	0.250%, 5/14/2009[m]	699,937
	Federal National Mortgage Association Discount Notes
6,657,000	0.070%, 5/11/2009	6,656,870
10,000,000	0.170%, 5/13/2009	9,999,433
9,850,000	0.398%, 5/14/2009[k,m]	9,848,600
11,957,519	Thrivent Money Market Fund	11,957,519

	Total Short-Term Investments (at amortized cost)	54,161,978

	Total Investments (cost $806,611,115) 109.4%	$709,639,333

	Other Assets and Liabilities, Net (9.4%)	(61,173,577)

	Total Net Assets 100.0%	$648,465,756

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of April 30, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$3,000,000
Capitalsource Commercial Loan Trust	4/5/2007	2,096,480
Commercial Mortgage Pass-Through Certificates	5/2/2007	7,000,000
Commercial Mortgage Pass-Through Certificates	10/18/2007	4,000,000
Piper Jaffray Equipment Trust Securities	9/13/2006	2,634,054
Power Contract Financing, LLC	6/11/2003	462,428
Power Receivables Finance, LLC	9/30/2003	1,273,715
Preferred Term Securities XXIII, Ltd.	9/14/2006	3,237,016
Systems 2001 Asset Trust, LLC	6/4/2001	1,999,130
Wachovia Bank Commercial Mortgage Trust	4/25/2007	10,000,349

d	All or a portion of the security is insured or guaranteed.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2009, the value of these investments was $78,805,031 or 12.2% of total net assets.

f	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
g	All or a portion of the security is on loan.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	In bankruptcy.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2009

(unaudited)

j	Security is fair valued as discussed in the Notes to Schedule of Investments.
k	At April 30, 2009, $3,116,922 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
m	At April 30, 2009, $1,259,857 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,914,550
Gross unrealized depreciation	(108,886,332)

Net unrealized appreciation (depreciation)	($96,971,782)

Cost for federal income tax purposes	$806,611,115

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Income Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$32,163,843	($1,895,351)
Level 2	674,521,999	12,303
Level 3	2,953,491	–

Totals (Level 1,2,3)	$709,639,333	($1,883,048)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Fund as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value October 31, 2008	$2,086,842	$–
Accrued Discounts/(Premiums)	3,378	–
Realized Gain/(Loss)	930	–
Change in Unrealized Gain/(Loss)	93,452	–
Net Purchases/(Sales)	768,889	–
Transfers In and/or (Out of) Level 3	–	–

Value April 30, 2009	$2,953,491	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	155	June 2009	$33,584,537	$33,719,767	$135,230
5-Yr. U.S. Treasury Bond Futures	(185)	June 2009	(21,520,232)	(21,671,016)	(150,784)
10-Yr. U.S. Treasury Bond Futures	(555)	June 2009	(66,563,620)	(67,120,313)	(556,693)
20-Yr. U.S. Treasury Bond Futures	355	June 2009	44,832,791	43,509,687	(1,323,104)
Total Futures Contracts					($1,895,351)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 12, 5 Year, at 1.00%; Bank of America	Sell	6/20/2014	$5,900,000	$182,188	($169,885)	$12,303
Total Credit Default Swaps					($169,885)	$12,303

1

As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
High Yield	$—	$9,700,000	$—	2,749,045	$10,721,276	$114,705
Money Market	6,179,037	43,412,184	37,633,702	11,957,519	11,957,519	54,602
Thrivent Financial Securities Lending Trust	21,097,170	90,546,134	102,355,796	9,287,508	9,287,508	116,246
Total Value and Income Earned	27,276,207				31,966,303	285,553

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (104.5%)	Value
Asset-Backed Securities (8.2%)
	Americredit Automobile Receivables Trust
$2,907,885	0.569%, 5/6/2009[a,b]	$2,778,434
	Associates Manufactured Housing Contract Pass-Through Certificates
513,284	7.900%, 3/15/2027	512,090
	Bear Stearns Mortgage Funding Trust
1,569,159	0.578%, 5/26/2009[b]	283,229
	Countrywide Asset-Backed Certificates
1,792,053	5.549%, 4/25/2036[a]	1,406,833
	Credit Based Asset Servicing and Securitization, LLC
625,408	0.548%, 5/26/2009[b]	611,441
1,429,910	5.501%, 12/25/2036	1,066,285
	Discover Card Master Trust
2,100,000	5.650%, 3/16/2020	1,844,938
	First Franklin Mortgage Loan Asset-Backed Certificates
1,358,788	0.528%, 5/26/2009[b,c]	1,238,102
	First Horizon ABS Trust
2,789,047	0.568%, 5/26/2009[a,b]	1,033,253
2,335,333	0.598%, 5/26/2009[a,b]	567,591
	GMAC Mortgage Corporation Loan Trust
67,343	0.538%, 5/26/2009[a,b]	62,425
3,232,433	0.618%, 5/26/2009[a,b]	975,206
3,995,542	0.618%, 5/26/2009[a,b]	1,093,808
	Green Tree Financial Corporation
703,544	7.650%, 10/15/2027	628,945
	Merna Re, Ltd.
2,300,000	2.970%, 6/30/2009[b,d]	2,100,360
	PG&E Energy Recovery Funding, LLC
44,567	3.870%, 6/25/2011	44,728
	Popular ABS Mortgage Pass-Through Trust
473,795	4.000%, 12/25/2034[c]	447,099
	Renaissance Home Equity Loan Trust
5,000,000	5.608%, 5/25/2036	4,110,620
	Residential Asset Securities Corporation
168,024	4.160%, 7/25/2030	156,753
	SLM Student Loan Trust
309,995	1.102%, 7/27/2009[b]	309,481
	Wachovia Asset Securitization, Inc.
3,410,758	0.578%, 5/26/2009[a,b,e]	968,280

	Total Asset-Backed Securities	22,239,901

Basic Materials (1.4%)
	ArcelorMittal
1,000,000	6.125%, 6/1/2018	805,858
	Barrick Gold Corporation
1,000,000	6.950%, 4/1/2019	1,057,548
	Precision Castparts Corporation
2,000,000	5.600%, 12/15/2013	1,818,420

	Total Basic Materials	3,681,826

Capital Goods (1.4%)
	Caterpillar Financial Services Corporation
365,000	5.850%, 9/1/2017	332,065
	Caterpillar, Inc.
750,000	7.900%, 12/15/2018	806,329
	General Dynamics Corporation
750,000	5.250%, 2/1/2014	795,998
	Honeywell International, Inc.
775,000	5.300%, 3/1/2018	795,816
	United Technologies Corporation
1,150,000	4.875%, 5/1/2015	1,185,154

	Total Capital Goods	3,915,362

Collateralized Mortgage Obligations (7.7%)
	Banc of America Mortgage Securities, Inc.
3,438,462	4.802%, 9/25/2035[c]	2,433,619
	Chaseflex Trust
1,346,006	6.500%, 2/25/2035	996,648
	Countrywide Alternative Loan Trust
2,104,439	6.000%, 1/25/2037[c]	1,597,251
	HomeBanc Mortgage Trust
2,194,819	5.985%, 4/25/2037	1,254,093
	J.P. Morgan Alternative Loan Trust
3,192,594	5.801%, 3/25/2036[c]	1,740,864
	Merrill Lynch Mortgage Investors, Inc.
3,050,175	4.868%, 6/25/2035	2,254,793
	Thornburg Mortgage Securities Trust
2,377,351	0.528%, 5/26/2009[b]	2,377,351
2,275,689	0.548%, 5/26/2009[b]	1,959,871
	Washington Mutual Mortgage Pass-Through Certificates
2,286,862	4.832%, 9/25/2035	1,783,274
1,677,679	5.844%, 8/25/2046	1,290,461
	Wells Fargo Mortgage Backed Securities Trust
2,579,440	6.000%, 7/25/2037	1,716,135
	Zuni Mortgage Loan Trust
1,444,087	0.568%, 5/26/2009[b]	1,398,164

	Total Collateralized Mortgage Obligations	20,802,524

Commercial Mortgage-Backed Securities (11.2%)
	Bear Stearns Commercial Mortgage Securities, Inc.
5,000,000	0.601%, 5/15/2009[b,e]	3,619,080
1,750,000	5.835%, 9/11/2042	764,892
	Citigroup Commercial Mortgage Trust
17,396	0.521%, 5/15/2009[b,d]	14,392

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (104.5%)	Value
Commercial Mortgage-Backed Securities (11.2%) - continued
	Commercial Mortgage Pass-Through Certificates
$150,109	0.551%, 5/15/2009[b,d]	$142,379
4,000,000	0.581%, 5/15/2009[b,e]	2,427,460
	Credit Suisse Mortgage Capital Certificates
4,000,000	0.621%, 5/15/2009[b,d]	1,806,072
	Crown Castle International Corporation
2,000,000	5.245%, 11/15/2036[d]	1,840,000
	Greenwich Capital Commercial Funding Corporation
3,500,000	5.867%, 12/10/2049	1,598,999
	GS Mortgage Securities Corporation II
3,000,000	0.619%, 5/6/2009[b,d]	2,169,441
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,615,709	5.284%, 5/15/2047	3,317,645
2,500,000	5.819%, 6/15/2049	1,964,310
	Merrill Lynch Mortgage Trust
3,500,000	4.747%, 5/12/2043	2,992,427
3,250,000	5.266%, 1/12/2044	1,797,175
	TIAA Real Estate CDO, Ltd.
3,500,000	5.804%, 8/15/2039	3,173,188
	Wachovia Bank Commercial Mortgage Trust
3,125,000	5.765%, 7/15/2045	2,527,609

	Total Commercial Mortgage-Backed Securities	30,155,069

Communications Services (3.8%)
	AT&T, Inc.
600,000	6.700%, 11/15/2013	665,402
300,000	6.500%, 9/1/2037	283,272
	British Telecom plc
500,000	9.125%, 6/15/2009[f]	480,700
	Citizens Communications Company
850,000	6.250%, 1/15/2013	807,500
	Comcast Corporation
500,000	6.500%, 1/15/2015	516,128
	Cox Communications, Inc.
875,000	9.375%, 1/15/2019[d]	985,044
750,000	8.375%, 3/1/2039[d]	727,861
	New Cingular Wireless Services, Inc.
520,000	8.750%, 3/1/2031	595,217
	News America, Inc.
510,000	6.400%, 12/15/2035	378,769
	Rogers Cable, Inc.
975,000	6.750%, 3/15/2015	1,004,582
130,000	8.750%, 5/1/2032	139,432
	Telecom Italia Capital SA
1,175,000	5.250%, 10/1/2015	1,043,800
	Time Warner Cable, Inc.
400,000	8.750%, 2/14/2019	449,668
	Verizon Communications, Inc.
990,000	5.550%, 2/15/2016	991,346
450,000	8.950%, 3/1/2039	542,691
	Verizon Wireless Capital, LLC
750,000	5.550%, 2/1/2014[d]	786,771

	Total Communications Services	10,398,183

Consumer Cyclical (1.7%)
	Ford Motor Credit Company, LLC
1,500,000	7.375%, 10/28/2009	1,440,377
	McDonald’s Corporation
525,000	6.300%, 3/1/2038	528,429
	Nissan Motor Acceptance Corporation
750,000	4.625%, 3/8/2010[d]	713,386
1,110,000	5.625%, 3/14/2011[d]	1,011,405
	Wal-Mart Stores, Inc.
800,000	5.875%, 4/5/2027	793,395

	Total Consumer Cyclical	4,486,992

Consumer Non-Cyclical (4.0%)
	Abbott Laboratories
1,000,000	5.125%, 4/1/2019	1,023,677
	Altria Group, Inc.
725,000	9.700%, 11/10/2018	847,192
	Board of Trustees of Stanford University
1,000,000	4.750%, 5/1/2019[c]	998,420
	Bottling Group, LLC
1,375,000	6.950%, 3/15/2014	1,572,726
	HCA, Inc.
850,000	9.250%, 11/15/2016	841,500
	Johnson & Johnson Company
750,000	5.950%, 8/15/2037	803,691
	Kroger Company
800,000	6.400%, 8/15/2017	832,713
	Novartis Securities Investment, Ltd.
1,000,000	5.125%, 2/10/2019	1,023,926
	President and Fellows of Harvard College
1,500,000	5.000%, 1/15/2014[d]	1,578,615
	Roche Holdings, Inc.
1,250,000	5.000%, 3/1/2014[d]	1,310,393

	Total Consumer Non-Cyclical	10,832,853

Energy (3.9%)
	Apache Corporation
1,400,000	5.250%, 4/15/2013	1,455,481
	CenterPoint Energy Resources Corporation
1,150,000	6.125%, 11/1/2017	1,010,942
	Enterprise Products Operating, LP
1,000,000	9.750%, 1/31/2014	1,094,745
	EOG Resources, Inc.
1,000,000	5.875%, 9/15/2017	1,009,840
	Forest Oil Corporation
1,000,000	7.250%, 6/15/2019[d]	832,500
	Marathon Oil Corporation
1,400,000	6.500%, 2/15/2014	1,452,630
	ONEOK Partners, LP
650,000	8.625%, 3/1/2019	660,648

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (104.5%)	Value
Energy (3.9%) - continued
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
$1,200,000	5.298%, 9/30/2020[d]	$1,039,668
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
375,000	5.832%, 9/30/2016[d]	364,905
	Transocean, Inc.
770,000	6.000%, 3/15/2018	761,406
	XTO Energy, Inc.
800,000	5.500%, 6/15/2018	760,335
200,000	6.375%, 6/15/2038	188,065

	Total Energy	10,631,165

Financials (10.6%)
	Ace INA Holdings, Inc.
775,000	5.800%, 3/15/2018	718,020
	American Express Bank FSB/Salt Lake City, UT
500,000	6.000%, 9/13/2017	425,201
	American Express Company
400,000	7.000%, 3/19/2018	379,384
	American International Group, Inc.
325,000	8.250%, 8/15/2018[d]	114,270
	Australia & New Zealand Banking Group, Ltd.
1,000,000	6.200%, 7/19/2013[d]	998,388
	Bear Stearns Companies, Inc.
775,000	6.950%, 8/10/2012	815,928
800,000	6.400%, 10/2/2017	778,702
	CIT Group, Inc.
1,175,000	7.625%, 11/30/2012	728,746
	Citigroup, Inc.
500,000	6.500%, 8/19/2013	456,302
	Corestates Capital Trust I
1,250,000	8.000%, 12/15/2026[d]	833,577
	Fifth Third Bancorp
850,000	5.450%, 1/15/2017	540,699
	General Electric Capital Corporation
450,000	5.625%, 9/15/2017	395,322
300,000	6.875%, 1/10/2039	235,061
	Goldman Sachs Group, Inc.
1,500,000	5.125%, 1/15/2015	1,421,412
550,000	6.750%, 10/1/2037	419,243
	Goldman Sachs Group, Inc., Convertible
2,000,000	1.000%, 1/31/2015[g]	1,583,380
1,850,000	1.000%, 5/7/2015[g]	1,428,699
	HSBC Holdings plc
575,000	6.500%, 5/2/2036	497,623
	International Lease Finance Corporation
765,000	5.750%, 6/15/2011	583,125
	Lehman Brothers Holdings, Inc.
1,500,000	5.250%, 2/6/2012[h]	213,750
	Liberty Property, LP
630,000	5.500%, 12/15/2016	436,441
	Merrill Lynch & Company, Inc.
1,125,000	5.450%, 2/5/2013	984,986
675,000	6.875%, 4/25/2018	568,846
	MetLife, Inc.
1,400,000	7.717%, 2/15/2019	1,404,218
	Mitsubishi UFG Capital Finance, Ltd.
1,595,000	6.346%, 7/25/2016	1,258,012
	Nationwide Health Properties, Inc.
1,375,000	6.250%, 2/1/2013	1,210,521
	ProLogis
2,000,000	5.500%, 4/1/2012	1,626,248
	Prudential Financial, Inc.
775,000	6.100%, 6/15/2017	550,910
390,000	5.700%, 12/14/2036	234,067
	Prudential Financial, Inc., Convertible
1,075,000	Zero Coupon, 6/15/2009[b]	1,058,875
	Reinsurance Group of America, Inc.
950,000	5.625%, 3/15/2017	611,361
	State Street Capital Trust II
1,200,000	8.250%, 12/29/2049	816,684
	Swiss RE Capital I, LP
850,000	6.854%, 5/25/2016[d]	335,750
	Travelers Companies, Inc.
350,000	6.250%, 6/15/2037	319,881
	United Health Group
550,000	6.500%, 6/15/2037	442,786
	Wachovia Bank NA
770,000	4.875%, 2/1/2015	648,075
	Wachovia Capital Trust III
1,895,000	5.800%, 3/15/2011	881,175
	Wells Fargo & Company
775,000	4.375%, 1/31/2013	745,968
	Wells Fargo Bank
500,000	4.750%, 2/9/2015	430,060
	Willis North America, Inc.
760,000	6.200%, 3/28/2017	551,106

	Total Financials	28,682,802

Foreign (1.0%)
	Corporacion Andina de Fomento
2,000,000	5.750%, 1/12/2017	1,666,966
	Republic of Korea International Bond
1,000,000	5.750%, 4/16/2014	1,026,141

	Total Foreign	2,693,107

Mortgage-Backed Securities (32.0%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,000,000	5.000%, 5/1/2024[i]	3,103,125
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,200,000	4.500%, 5/1/2039[i]	6,308,500
67,000,000	5.500%, 5/1/2039[i]	69,407,846
7,500,000	6.500%, 5/1/2039[i]	7,945,312

	Total Mortgage-Backed Securities	86,764,783

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (104.5%)	Value
Technology (1.1%)
	Hewlett-Packard Company
$775,000	6.125%, 3/1/2014	$852,230
	Nokia Corporation
1,000,000	5.375%, 5/15/2019[i,j]	990,750
	Oracle Corporation
1,000,000	5.750%, 4/15/2018	1,059,443

	Total Technology	2,902,423

Transportation (1.8%)
	Burlington Northern Santa Fe Corporation
575,000	7.000%, 12/15/2025	582,849
	FedEx Corporation
1,085,636	6.720%, 1/15/2022	1,040,552
	Southwest Airlines Company
1,782,763	6.150%, 8/1/2022	1,570,022
	Union Pacific Corporation
1,550,000	6.125%, 1/15/2012	1,585,558

	Total Transportation	4,778,981

U.S. Government (11.5%)
	Federal Home Loan Mortgage Corporation
2,000,000	5.000%, 12/14/2018	1,893,244
	Federal National Mortgage Association
4,000,000	4.625%, 5/1/2013	4,052,800
	U.S. Treasury Bonds
550,000	4.375%, 2/15/2038	578,016
1,500,000	4.500%, 5/15/2038	1,614,141
	U.S. Treasury Notes
4,300,000	4.000%, 8/15/2018	4,613,091
	U.S. Treasury Notes, TIPS
7,034,562	2.000%, 7/15/2014	7,181,852
10,768,035	2.500%, 7/15/2016	11,353,547

	Total U.S. Government	31,286,691

Utilities (3.2%)
	Cleveland Electric Illuminating Company
825,000	5.700%, 4/1/2017	738,745
	Commonwealth Edison Company
965,000	5.400%, 12/15/2011	967,848
	Electricite de France
900,000	5.500%, 1/26/2014[d]	963,901
	Exelon Corporation
1,500,000	6.750%, 5/1/2011	1,552,689
	ITC Holdings Corporation
775,000	6.050%, 1/31/2018[d]	716,704
	MidAmerican Energy Holdings Company
775,000	6.500%, 9/15/2037	705,203
	Potomac Electric Power Company
600,000	7.900%, 12/15/2038	687,667
	Power Receivables Finance, LLC
637,045	6.290%, 1/1/2012[e]	623,839
	Union Electric Company
1,150,000	6.400%, 6/15/2017	1,116,431
	Virginia Electric & Power Company
515,000	6.000%, 1/15/2036	511,421

	Total Utilities	8,584,448

	Total Long-Term Fixed Income (cost $323,554,374)	282,837,110

Shares	Mutual Funds (3.1%)	Value
Fixed Income Mutual Funds (3.1%)
2,160,577	Thrivent High Yield Fund	8,426,249

	Total Fixed Income Mutual Funds	8,426,249

	Total Mutual Funds (cost $7,800,000)	8,426,249

Shares	Preferred Stock (0.3%)	Value
Financials (0.3%)
68,717	Credit Suisse XLF Equity-Linked Note, Convertible, 11.100%[g,k]	742,831
56,005	Federal National Mortgage Association, 8.250%	46,484

	Total Financials	789,315

	Total Preferred Stock (cost $1,610,783)	789,315

Contracts	Options Purchased (<0.1%)	Value
	Call on 10-Yr. U.S. Treasury Bond Futures
130	$123.00, expires 5/22/2009	$42,657
	Put on 10-Yr. U.S. Treasury Bond Futures
128	$119.50, expires 5/22/2009	60,000

	Total Options Purchased (cost $139,993)	102,657

Shares or Principal Amount	Short-Term Investments (23.7%)[l]	Value
	Federal Home Loan Bank Discount Notes
7,865,000	0.080%, 5/13/2009[c]	7,864,790
700,000	0.306%, 5/14/2009[m]	699,923
13,635,000	0.070%, 5/15/2009	13,634,629
	Federal National Mortgage Association Discount Notes
13,000,000	0.070%, 5/11/2009	12,999,747
22,765,000	0.155%, 5/13/2009	22,763,821
4,500,000	0.392%, 5/14/2009[m,n]	4,499,366
1,767,565	Thrivent Money Market Fund	1,767,565

	Total Short-Term Investments (at amortized cost)	64,229,841

	Total Investments (cost $397,334,991) 131.6%	$356,385,172

	Other Assets and Liabilities, Net (31.6%)	(85,588,201)

	Total Net Assets 100.0%	$270,796,971

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
c	All or a portion of the security was earmarked to cover options.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2009, the value of these investments was $21,385,782 or 7.9% of total net assets.

e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Core Bond Fund owned as of April 30, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$5,000,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	4,000,000
Power Receivables Finance, LLC	9/30/2003	636,857
Wachovia Asset Securitization, Inc.	3/16/2007	3,410,758

f	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
g	These securities are Equity-Linked Structured Securities.
h	In bankruptcy.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	Security is fair valued as discussed in the Notes to Schedule of Investments.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
m	At April 30, 2009, $2,649,649 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
n	At April 30, 2009, $1,299,817 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,951,390
Gross unrealized depreciation	(44,901,209)

Net unrealized appreciation (depreciation)	($40,949,819)

Cost for federal income tax purposes	$397,334,991

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Core Bond Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$10,342,955	($46,046)
Level 2	340,328,277	(98,118)
Level 3	5,713,940	–

Totals (Level 1,2,3)	$356,385,172	($144,164)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Core Bond Fund as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value October 31, 2008	$3,744,370	$–
Accrued Discounts/(Premiums)	–	–
Realized Gain/(Loss)	(184,189)	–
Change in Unrealized Gain/(Loss)	(1,040,941)	–
Net Purchases/(Sales)	1,072,052	–
Transfers In and/or (Out of) Level 3	2,122,648	–

Value April 30, 2009	$5,713,940	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(35)	June 2009	($7,569,192)	($7,614,141)	($44,949)
5-Yr. U.S. Treasury Bond Futures	15	June 2009	1,755,632	1,757,110	1,478
10-Yr. U.S. Treasury Bond Futures	(175)	June 2009	(21,504,545)	(21,164,062)	340,483
20-Yr. U.S. Treasury Bond Futures	55	June 2009	7,097,824	6,740,938	(356,886)
Total Futures Contracts					($59,874)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	130	$124.50	May 2009	($18,282)	$13,828
Total Call Options Written				($18,282)	$13,828

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	$2,484,000	$401,602	($539,174)	($137,572)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	368,000	116,152	(79,878)	36,274
CDX IG, Series 12, 5 Year, at 1.00%; Bank of America	Sell	6/20/2014	1,525,000	47,091	(43,911)	3,180
Total Credit Default Swaps					($662,963)	($98,118)

1

As the buyer of protection, Core Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Core Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Core Bond Fund could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Core Bond Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
High Yield	$—	$7,800,000	$–	2,160,577	$8,426,249	$64,602
Money Market	11,588,686	54,413,906	64,235,027	1,767,565	1,767,565	60,170
Thrivent Financial Securities Lending Trust	1,605,479	17,574,531	19,180,010	–	–	5,368
Total Value and Income Earned	13,194,165				10,193,814	130,140

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Bank Loans (0.3%)[a]	Value
Utilities (0.3%)
	NRG Energy, Inc., Term Loan
$577,187	2.720%, 2/1/2013	$535,941
1,081,608	2.720%, 2/1/2013	1,004,316

	Total Utilities	1,540,257

	Total Bank Loans (cost $1,505,638)	1,540,257

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Asset-Backed Securities (22.8%)
	Americredit Automobile Receivables Trust
872,365	0.569%, 5/6/2009[b,c]	833,530
1,309,690	3.430%, 7/6/2011[b]	1,304,733
2,225,126	5.490%, 7/6/2012[b]	2,226,452
	Bank of America Credit Card Trust
4,500,000	4.070%, 7/16/2012	4,564,759
	BMW Vehicle Lease Trust
3,751,008	4.590%, 8/15/2013	3,699,247
	Cabela’s Master Credit Card Trust
4,500,000	4.310%, 12/16/2013[d]	4,254,903
	Capital Auto Receivables Asset Trust
1,690,132	5.380%, 7/15/2010[e]	1,663,310
2,424,936	4.980%, 5/15/2011	2,453,972
	Carmax Auto Owner Trust
3,750,000	0.851%, 5/15/2009[c]	3,702,098
2,500,000	4.120%, 3/15/2013	2,507,473
	CNH Equipment Trust
1,823,638	4.400%, 5/16/2011	1,843,707
1,650,000	7.210%, 12/16/2013[e]	1,641,159
	Countrywide Asset-Backed Certificates
1,024,030	5.549%, 4/25/2036[b]	803,905
2,269,000	5.683%, 10/25/2046	1,819,650
	Countrywide Home Loans Asset-Backed Securities
1,965,717	6.085%, 6/25/2021[b]	441,533
	CPL Transition Funding, LLC
770,580	5.560%, 1/15/2012	785,227
	Credit Acceptance Auto Dealer Loan Trust
127,778	5.320%, 10/15/2012[b,d]	127,207
	Credit Based Asset Servicing and Securitization, LLC
1,501,406	5.501%, 12/25/2036	1,119,600
	DaimlerChrysler Auto Trust
305,353	5.330%, 8/8/2010	306,698
4,500,000	5.000%, 2/8/2012	4,533,530
	Discover Card Master Trust
4,500,000	5.100%, 10/15/2013	4,538,048
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[f,g]	9
	First Horizon ABS Trust
636,658	0.568%, 5/26/2009[b,c]	316,961
	Ford Credit Auto Owner Trust
1,500,000	5.150%, 11/15/2011	1,533,625
3,500,000	3.960%, 5/15/2013	3,511,074
	GMAC Mortgage Corporation Loan Trust
56,119	0.538%, 5/26/2009[b,c]	52,021
2,424,325	0.618%, 5/26/2009[b,c]	731,404
1,198,663	0.618%, 5/26/2009[b,c]	328,142
2,500,000	5.750%, 10/25/2036[b]	1,444,685
	Harley Davidson Motorcycle Trust
2,893,111	0.801%, 5/15/2009[c]	2,843,853
444,657	5.240%, 1/15/2012	443,927
283,970	3.200%, 5/15/2012	276,247
	Honda Auto Receivables Owner Trust
2,000,000	4.470%, 1/18/2012	2,032,020
	Household Credit Card Master Note Trust
2,000,000	5.100%, 6/15/2012	2,007,840
	Household Home Equity Loan Trust
3,500,000	5.320%, 3/20/2036	3,202,727
2,000,000	5.660%, 3/20/2036	1,843,768
	Merna Re, Ltd.
3,500,000	2.970%, 6/30/2009[c,d]	3,196,200
	Merrill Auto Trust Securitization
4,000,000	5.500%, 3/15/2012	4,098,068
	Mortgage Equity Conversion Asset Trust
2,854,916	0.470%, 5/25/2009[c,f,h]	2,692,186
2,877,003	0.490%, 5/25/2009[c,f,h]	2,708,986
	Nissan Auto Receivables Owner Trust
3,500,000	4.280%, 7/15/2013	3,520,706
3,000,000	4.740%, 8/17/2015	2,987,250
	Nomura Asset Acceptance Corporation
53,105	0.578%, 5/26/2009[c,d]	45,448
	PG&E Energy Recovery Funding, LLC
49,519	3.870%, 6/25/2011	49,698
	Popular ABS Mortgage Pass-Through Trust
118,449	4.000%, 12/25/2034	111,775
	Renaissance Home Equity Loan Trust
2,000,000	5.608%, 5/25/2036	1,644,248
	Residential Asset Mortgage Products, Inc.
1,104,207	4.547%, 12/25/2034	693,698
	Residential Asset Securities Corporation
539,464	5.010%, 4/25/2033	294,206
	Residential Funding Mortgage Securities
1,937,624	4.470%, 7/25/2018[b]	1,801,748
	Santander Drive Auto Receivables Trust
279,191	5.050%, 9/15/2011[b]	277,400
	SLM Student Loan Trust
92,998	1.102%, 7/27/2009[c]	92,844
	USAA Auto Owner Trust
4,000,000	4.500%, 10/15/2013	4,074,396

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Asset-Backed Securities (22.8%) - continued
$2,500,000	4.770%, 9/15/2014	$2,485,197
	Wachovia Asset Securitization, Inc.
1,279,034	0.578%, 5/26/2009[b,c,f]	363,105
	Wachovia Auto Loan Owner Trust
830,800	5.230%, 8/22/2011[d]	835,775
	Wachovia Auto Owner Trust
4,500,000	4.810%, 9/20/2012	4,655,862
	Washington Mutual Master Note Trust
4,000,000	0.481%, 5/15/2009[c,d]	3,656,080
	World Omni Auto Receivables Trust
1,000,000	5.120%, 5/15/2014	1,001,426

	Total Asset-Backed Securities	107,025,346

Basic Materials (0.9%)
	ArcelorMittal
1,000,000	5.375%, 6/1/2013	900,230
	E.I. Du Pont de Nemours & Company
1,650,000	5.875%, 1/15/2014	1,758,496
	Nucor Corporation
1,300,000	5.000%, 6/1/2013	1,356,312

	Total Basic Materials	4,015,038

Capital Goods (2.0%)
	Caterpillar Financial Services Corporation
500,000	4.850%, 12/7/2012	498,284
	General Dynamics Corporation
1,150,000	5.250%, 2/1/2014	1,220,529
	Honeywell International, Inc.
1,650,000	3.875%, 2/15/2014[e]	1,663,197
	John Deere Capital Corporation
1,000,000	4.400%, 7/15/2009	1,004,637
	Litton Industries, Inc.
1,650,000	8.000%, 10/15/2009	1,693,644
	Lockheed Martin Corporation
1,250,000	4.121%, 3/14/2013	1,268,782
	Textron Financial Corporation
1,100,000	5.125%, 2/3/2011	927,174
	Waste Management, Inc.
1,150,000	6.375%, 3/11/2015	1,151,608

	Total Capital Goods	9,427,855

Collateralized Mortgage Obligations (4.8%)
	American Home Mortgage Assets Trust
2,030,234	2.434%, 5/1/2009[c]	597,800
	Banc of America Mortgage Securities, Inc.
1,031,539	4.802%, 9/25/2035	730,086
	Bear Stearns Adjustable Rate Mortgage Trust
1,356,683	4.625%, 8/25/2010[c]	1,014,915
	Chase Mortgage Finance Corporation
1,460,150	4.564%, 2/25/2037	1,274,206
	Chaseflex Trust
2,305,512	6.500%, 2/25/2035	1,707,111
	Countrywide Alternative Loan Trust
1,620,328	5.500%, 2/25/2036	1,012,332
1,317,746	6.000%, 1/25/2037	1,000,157
	Countrywide Home Loans, Inc.
1,462,312	5.316%, 3/20/2036	669,426
1,523,475	5.783%, 9/20/2036	631,947
	Deutsche Alt-A Securities, Inc.
2,451,129	2.284%, 5/1/2009[c]	850,467
	HomeBanc Mortgage Trust
1,254,182	5.985%, 4/25/2037	716,625
	Impac CMB Trust
449,199	0.758%, 5/26/2009[c]	166,918
	J.P. Morgan Alternative Loan Trust
2,391,253	5.801%, 3/25/2036	1,303,907
	J.P. Morgan Mortgage Trust
2,233,076	5.003%, 7/25/2035	1,746,120
	Merrill Lynch Mortgage Investors, Inc.
2,171,114	4.868%, 6/25/2035	1,604,962
	Residential Accredit Loans, Inc.
1,181,724	5.590%, 9/25/2035	700,589
	Thornburg Mortgage Securities Trust
853,383	0.548%, 5/26/2009[c]	734,952
	Wachovia Mortgage Loan Trust, LLC
1,217,295	5.557%, 5/20/2036	817,050
	Washington Mutual Alternative Loan Trust
1,911,893	2.434%, 5/1/2009[c]	606,679
	Washington Mutual Mortgage Pass-Through Certificates
2,839,860	2.264%, 5/1/2009[c]	866,829
2,046,086	2.394%, 5/1/2009[c]	639,361
830,002	0.728%, 5/25/2009[c]	390,398
686,059	4.832%, 9/25/2035	534,982
	Washington Mutual, Inc.
2,364,639	2.254%, 5/1/2009[c]	726,156
2,427,409	2.334%, 5/1/2009[c]	764,878
	Wells Fargo Mortgage Backed Securities Trust
511,831	4.950%, 3/25/2036	340,806
612,804	5.093%, 3/25/2036	407,409

	Total Collateralized Mortgage Obligations	22,557,068

Commercial Mortgage-Backed Securities (10.1%)
	Banc of America Commercial Mortgage, Inc.
2,272,394	5.001%, 9/10/2010	2,233,512
88,901	4.037%, 11/10/2039	88,765
	Banc of America Large Loan Trust
2,938,930	0.561%, 5/15/2009[c,d]	2,315,959
3,000,000	0.661%, 5/15/2009[c,d]	2,157,945

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Commercial Mortgage-Backed Securities (10.1%) - continued
	Bear Stearns Commercial Mortgage Securities, Inc.
$2,000,000	0.601%, 5/15/2009[c,f]	$1,447,632
853,529	3.869%, 2/11/2041	852,513
3,505,518	5.422%, 9/11/2042	3,422,823
	Chase Commercial Mortgage Securities Corporation
1,500,000	7.928%, 7/15/2032	1,498,318
	Commercial Mortgage Pass-Through Certificates
45,033	0.551%, 5/15/2009[c,d]	42,714
1,000,000	0.581%, 5/15/2009[c,f]	606,865
3,000,000	0.631%, 5/15/2009[c,f]	1,612,221
	Credit Suisse First Boston Mortgage Securities Corporation
3,000,000	4.609%, 2/15/2038	2,928,336
3,811,353	3.382%, 5/15/2038	3,740,508
	Credit Suisse Mortgage Capital Certificates
1,500,000	0.621%, 5/15/2009[c,d]	677,277
	Crown Castle International Corporation
2,620,000	5.245%, 11/15/2036[d]	2,410,400
	General Electric Commercial Mortgage Corporation
798,240	4.591%, 7/10/2045	794,516
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,500,000	4.302%, 1/15/2038	1,345,452
149,369	2.790%, 1/12/2039	148,347
4,000,000	5.198%, 12/15/2044	3,829,116
	LB-UBS Commercial Mortgage Trust
801,879	4.207%, 11/15/2027	793,665
1,649,902	4.567%, 6/15/2029	1,648,681
4,500,000	4.187%, 8/15/2029	4,490,482
446,759	4.741%, 9/15/2040	445,994
	TIAA Real Estate CDO, Ltd.
4,000,000	5.804%, 8/15/2039	3,626,500
	Wachovia Bank Commercial Mortgage Trust
2,331,740	3.894%, 11/15/2035	2,328,489
	Washington Mutual Asset Securities Corporation
1,722,006	3.830%, 1/25/2035[d]	1,671,041

	Total Commercial Mortgage-Backed Securities	47,158,071

Communications Services (3.3%)
	Alltel Corporation
1,325,000	7.000%, 7/1/2012	1,401,717
	Ameritech Capital Funding Corporation
1,200,000	6.250%, 5/18/2009	1,200,343
	AT&T, Inc.
750,000	4.950%, 1/15/2013	777,045
1,300,000	6.700%, 11/15/2013	1,441,705
	British Telecom plc
1,000,000	8.625%, 6/15/2009[i]	1,045,021
	Comcast Cable Communications, Inc.
900,000	6.875%, 6/15/2009	901,680
	Cox Communications, Inc.
750,000	7.875%, 8/15/2009	758,925
600,000	4.625%, 1/15/2010	599,872
	Rogers Cable, Inc.
1,120,000	7.875%, 5/1/2012	1,179,452
	Telecom Italia Capital SA
600,000	6.200%, 7/18/2011	604,525
	Thomson Reuters Corporation
1,000,000	5.950%, 7/15/2013	1,005,746
	Time Warner Cable, Inc.
1,100,000	5.400%, 7/2/2012	1,116,125
1,650,000	7.500%, 4/1/2014	1,772,435
	Verizon Communications, Inc.
650,000	4.350%, 2/15/2013	660,355
	Verizon Wireless Capital, LLC
1,000,000	5.550%, 2/1/2014[d]	1,049,028

	Total Communications Services	15,513,974

Consumer Cyclical (1.8%)
	CVS Caremark Corporation
1,300,000	1.561%, 6/1/2009[c]	1,275,510
	CVS Corporation
1,200,000	4.000%, 9/15/2009	1,202,890
	Ford Motor Credit Company, LLC
2,000,000	7.375%, 10/28/2009	1,920,502
	McDonald’s Corporation
1,275,000	4.300%, 3/1/2013	1,329,747
	Nissan Motor Acceptance Corporation
1,200,000	4.625%, 3/8/2010[d]	1,141,417
	SLM Private Credit Student Loan Trust
776,029	1.330%, 6/15/2009[c]	737,969
	Wal-Mart Stores, Inc.
700,000	3.000%, 2/3/2014	697,068

	Total Consumer Cyclical	8,305,103

Consumer Non-Cyclical (5.4%)
	Abbott Laboratories
1,150,000	5.125%, 4/1/2019	1,177,229
	Altria Group, Inc.
1,300,000	8.500%, 11/10/2013	1,438,178
	AstraZeneca plc
625,000	5.400%, 9/15/2012	671,124
	Board of Trustees of Stanford University
1,350,000	3.625%, 5/1/2014	1,358,275
	Bottling Group, LLC
1,650,000	6.950%, 3/15/2014	1,887,272
	Cargill, Inc.
1,000,000	5.200%, 1/22/2013[d]	972,425
	ConAgra Foods, Inc.
1,000,000	5.875%, 4/15/2014	1,038,319
	Diageo Capital plc
1,500,000	5.200%, 1/30/2013	1,546,946
	Eli Lilly & Company
1,350,000	3.550%, 3/6/2012[e]	1,386,341

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Consumer Non-Cyclical (5.4%) - continued
	H. J. Heinz Company
$1,700,000	15.590%, 12/1/2011[d]	$1,942,675
	Kellogg Company
1,250,000	5.125%, 12/3/2012	1,311,583
	Kroger Company
1,225,000	7.250%, 6/1/2009[j]	1,223,991
	McKesson Corporation
1,000,000	6.500%, 2/15/2014	1,054,698
	Novartis Capital Corporation
1,650,000	4.125%, 2/10/2014	1,710,149
	Philip Morris International, Inc.
1,800,000	6.875%, 3/17/2014	1,973,329
	President and Fellows of Harvard College
2,500,000	5.000%, 1/15/2014[d]	2,631,025
	Roche Holdings, Inc.
1,750,000	5.000%, 3/1/2014[d]	1,834,549

	Total Consumer Non-Cyclical	25,158,108

Energy (2.7%)
	BP Capital Markets plc
1,650,000	3.125%, 3/10/2012	1,674,602
	Energy Transfer Partners, LP
1,000,000	6.000%, 7/1/2013	991,234
	Enterprise Products Operating, LP
500,000	4.625%, 10/15/2009	499,686
1,300,000	9.750%, 1/31/2014	1,423,168
	Hess Corporation
1,000,000	7.000%, 2/15/2014[j]	1,084,376
	Marathon Oil Corporation
1,000,000	6.500%, 2/15/2014	1,037,593
	Occidental Petroleum Corporation
1,000,000	7.000%, 11/1/2013	1,129,168
	ONEOK Partners, LP
350,000	8.625%, 3/1/2019	355,733
	Premcor Refining Group, Inc.
900,000	6.125%, 5/1/2011	908,584
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
625,000	5.832%, 9/30/2016[d]	608,175
	Sempra Energy
1,600,000	7.950%, 3/1/2010	1,646,861
	Transocean, Inc.
650,000	5.250%, 3/15/2013	658,079
	Western Oil Sands, Inc.
650,000	8.375%, 5/1/2012	694,382

	Total Energy	12,711,641

Financials (21.0%)
	Allstate Life Global Funding Trust
1,000,000	5.375%, 4/30/2013	985,056
	American Express Centurion Bank
1,000,000	5.200%, 11/26/2010	961,496
	American Express Company
5,000,000	3.150%, 12/9/2011	5,134,915
1,650,000	5.875%, 5/2/2013	1,625,529
	Australia & New Zealand Banking Group, Ltd.
1,650,000	6.200%, 7/19/2013[d]	1,647,340
	Bank of America Corporation
5,000,000	2.100%, 4/30/2012	5,031,765
	Bank of New York Mellon Corporation
1,600,000	4.950%, 11/1/2012	1,660,779
	BB&T Corporation
430,000	6.500%, 8/1/2011	437,565
1,650,000	5.700%, 4/30/2014[k]	1,624,098
	Bear Stearns Companies, Inc.
1,000,000	4.550%, 6/23/2010	1,018,144
	Berkshire Hathaway Finance Corporation
2,500,000	4.000%, 4/15/2012[d,e]	2,540,828
650,000	5.000%, 8/15/2013	673,297
	CIT Group, Inc.
1,100,000	5.200%, 11/3/2010	814,314
500,000	7.625%, 11/30/2012	310,104
	Citigroup, Inc.
1,600,000	5.125%, 2/14/2011	1,499,147
5,000,000	2.125%, 4/30/2012	5,023,780
1,000,000	5.500%, 4/11/2013	891,268
	CME Group, Inc.
1,300,000	5.400%, 8/1/2013	1,345,595
	Corestates Capital Trust I
300,000	8.000%, 12/15/2026[d]	200,059
	Credit Suisse New York, NY
1,000,000	5.000%, 5/15/2013	987,528
	Fifth Third Bancorp
675,000	6.250%, 5/1/2013	625,995
	General Electric Capital Corporation
1,000,000	5.875%, 2/15/2012	1,018,995
5,000,000	2.200%, 6/8/2012	5,031,295
1,000,000	4.800%, 5/1/2013[j]	977,995
	Goldman Sachs Group, Inc.
900,000	6.875%, 1/15/2011	942,821
5,000,000	3.250%, 6/15/2012	5,211,310
1,500,000	6.000%, 5/1/2014[k]	1,494,228
	Goldman Sachs Group, Inc., Convertible
2,500,000	1.000%, 1/31/2015[l]	1,979,225
1,250,000	1.000%, 5/7/2015[l]	965,338
	HSBC USA, Inc.
5,000,000	3.125%, 12/16/2011	5,167,855
	International Lease Finance Corporation
950,000	5.750%, 6/15/2011	724,142
1,650,000	5.000%, 9/15/2012	1,007,972
	J.P. Morgan Chase & Company
1,650,000	6.750%, 2/1/2011	1,711,167
705,000	5.600%, 6/1/2011	729,045
5,000,000	3.125%, 12/1/2011	5,154,705
	Keybank National Association
5,000,000	3.200%, 6/15/2012[j]	5,154,745
	Lehman Brothers Holdings E-Capital Trust I
1,500,000	2.026%, 8/19/2065[m]	150
	Lehman Brothers Holdings, Inc.
800,000	5.250%, 2/6/2012[m]	114,000
	Lincoln National Corporation
550,000	5.650%, 8/27/2012	359,808

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Financials (21.0%) - continued
	Merrill Lynch & Company, Inc.
1,000,000	6.150%, 4/25/2013	$919,400
	Metropolitan Life Global Funding
$1,320,000	5.125%, 4/10/2013[d]	1,261,828
	Monumental Global Funding, Ltd.
670,000	5.500%, 4/22/2013[d]	624,948
	Morgan Stanley
650,000	5.050%, 1/21/2011	646,550
650,000	5.250%, 11/2/2012[j]	634,154
	Nations Bank Capital Trust IV
2,700,000	8.250%, 4/15/2027	1,663,022
	Northern Trust Company
1,000,000	5.500%, 8/15/2013	1,029,408
	Protective Life Secured Trust
1,000,000	4.000%, 10/7/2009	995,333
	Prudential Financial, Inc., Convertible
2,175,000	Zero Coupon, 6/15/2009[c]	2,142,375
	Simon Property Group, LP
1,700,000	4.600%, 6/15/2010	1,658,183
	State Street Capital Trust II
1,000,000	8.250%, 12/29/2049	680,570
	Swedbank AB
5,000,000	2.800%, 2/10/2012[d]	4,987,475
	UnitedHealth Group, Inc.
1,000,000	5.500%, 11/15/2012	1,003,008
	Wachovia Capital Trust III
300,000	5.800%, 3/15/2011	139,500
	Wachovia Corporation
1,000,000	5.500%, 5/1/2013	980,382
	Wells Fargo & Company
1,000,000	1.420%, 6/15/2009[c]	997,266
5,000,000	2.125%, 6/15/2012[j]	5,034,540
325,000	4.375%, 1/31/2013	312,825

	Total Financials	98,494,165

Foreign (3.0%)
	Corporacion Andina de Fomento
2,500,000	5.750%, 1/12/2017	2,083,707
	Export Development Canada
1,650,000	3.125%, 4/24/2014	1,646,523
	Kreditanstalt fuer Wiederaufbau
5,000,000	2.250%, 4/16/2012	4,993,735
	Republic of Korea International Bond
2,000,000	5.750%, 4/16/2014	2,052,282
	Societe Financement de l’Economie Francaise
3,300,000	3.375%, 5/5/2014[d,k]	3,311,171

	Total Foreign	14,087,418

Mortgage-Backed Securities (4.6%)
	Federal National Mortgage Association
3,184,023	6.000%, 8/1/2024	3,354,617
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
5,500,000	5.000%, 5/1/2024[k]	5,689,063
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
12,000,000	6.500%, 5/1/2039[k]	12,712,500

	Total Mortgage-Backed Securities	21,756,180

Technology (0.5%)
	Hewlett-Packard Company
1,300,000	4.500%, 3/1/2013	1,347,064
	Sun Microsystems, Inc.
300,000	7.650%, 8/15/2009	301,500
	Xerox Corporation
900,000	5.500%, 5/15/2012	855,018

	Total Technology	2,503,582

Transportation (1.0%)
	American Airlines, Inc.
1,650,000	7.024%, 10/15/2009	1,600,500
	Northwest Airlines, Inc.
1,085,000	6.841%, 4/1/2011	943,950
	Union Pacific Corporation
500,000	6.125%, 1/15/2012	511,470
400,000	5.450%, 1/31/2013	400,620
1,000,000	5.125%, 2/15/2014	986,989

	Total Transportation	4,443,529

U.S. Government (9.0%)
	Federal Farm Credit Bank
5,000,000	2.250%, 4/24/2012[e]	5,028,860
	Federal Home Loan Banks
5,000,000	1.375%, 5/16/2011	5,003,275
5,000,000	3.625%, 9/16/2011[j]	5,244,870
4,000,000	3.625%, 10/18/2013[j]	4,187,304
	Federal National Mortgage Association
5,000,000	4.625%, 5/1/2013	5,066,000
	U.S. Treasury Notes
725,000	2.750%, 2/28/2013	755,529
	U.S. Treasury Notes, TIPS
5,627,650	2.000%, 7/15/2014[j]	5,745,482
10,505,400	2.500%, 7/15/2016[j]	11,076,631

	Total U.S. Government	42,107,951

U.S. Municipals (1.4%)
	California State Revenue General Obligation Bonds (Build America Bonds)
1,650,000	5.650%, 4/1/2013	1,702,288
1,650,000	5.250%, 4/1/2014	1,715,555
	Denver, Colorado City & Country Airport Revenue Bonds
2,500,000	5.250%, 11/15/2032	2,539,950
	Houston, Texas Utility System Revenue Bonds
650,000	5.000%, 5/15/2011	674,213

	Total U.S. Municipals	6,632,006

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Utilities (2.0%)
	Cleveland Electric Illuminating Company
$235,000	7.430%, 11/1/2009	$236,844
	Duke Energy Carolinas, LLC
1,300,000	5.750%, 11/15/2013	1,405,027
	Electricite de France
1,500,000	5.500%, 1/26/2014[d]	1,606,501
	National Rural Utilities Cooperative Finance Corporation
1,350,000	5.500%, 7/1/2013	1,383,033
	Oncor Electric Delivery Company
1,300,000	5.950%, 9/1/2013[d]	1,307,683
	Power Receivables Finance, LLC
212,348	6.290%, 1/1/2012[f]	207,946
	Progress Energy, Inc.
1,650,000	6.050%, 3/15/2014	1,720,868
	Virginia Electric & Power Company
1,000,000	4.500%, 12/15/2010	1,022,995
640,000	5.100%, 11/30/2012	659,085

	Total Utilities	9,549,982

	Total Long-Term Fixed Income (cost $485,845,991)	451,447,017

Shares	Mutual Funds (1.9%)	Value
Fixed Income Mutual Funds (1.9%)
2,247,228	Thrivent High Yield Fund	8,764,191

	Total Fixed Income Mutual Funds	8,764,191

	Total Mutual Funds (cost $8,300,000)	8,764,191

Shares	Preferred Stock (0.1%)	Value
Financials (0.1%)
46,750	Credit Suisse XLF Equity-Linked Note, Convertible, 11.100%[l,n]	505,367
72,400	Federal National Mortgage Association, 8.250%	60,092

	Total Financials	565,459

	Total Preferred Stock (cost $2,100,709)	565,459

Contracts	Options Purchased (<0.1%)	Value
	Call on 10-Yr. U.S. Treasury Bond Futures
110	$123.00, expires 5/22/2009	$36,094
	Put on 10-Yr. U.S. Treasury Bond Futures
110	$119.50, expires 5/22/2009	51,563

	Total Options Purchased (cost $119,254)	87,657

Shares	Collateral Held for Securities Loaned (7.4%)	Value
34,747,650	Thrivent Financial Securities Lending Trust	$34,747,650

	Total Collateral Held for Securities Loaned (cost $34,747,650)	34,747,650

Shares or Principal Amount	Short-Term Investments (5.2%)[o]	Value
	Federal Home Loan Bank Discount Notes
9,000,000	0.080%, 5/12/2009	8,999,780
	Federal National Mortgage Association Discount Notes
7,160,000	0.125%, 5/13/2009	7,159,702
3,700,000	0.408%, 5/14/2009[p,q]	3,699,458
4,753,126	Thrivent Money Market Fund	4,753,126

	Total Short-Term Investments (at amortized cost)	24,612,066

	Total Investments (cost $557,231,308) 111.2%	$521,764,297

	Other Assets and Liabilities, Net (11.2%)	(52,456,985)

	Total Net Assets 100.0%	$469,307,312

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2009, the value of these investments was $49,058,076 or 10.5% of total net assets.

e	All or a portion of the security was earmarked to cover options.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of April 30, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,000,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	1,000,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	3,000,000
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	85,895
Mortgage Equity Conversion Asset Trust	2/14/2007	2,854,916
Mortgage Equity Conversion Asset Trust	1/18/2007	2,877,003
Power Receivables Finance, LLC	9/30/2003	212,286
Wachovia Asset Securitization, Inc.	3/16/2007	1,279,034

g	Defaulted security.
h	Security is fair valued as discussed in the Notes to Schedule of Investments.
i	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
j	All or a portion of the security is on loan.
k	Denotes investments purchased on a when-issued or delayed delivery basis.
l	These securities are Equity-Linked Structured Securities.
m	In bankruptcy.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
p	At April 30, 2009, $1,499,780 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	At April 30, 2009, $1,989,708 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

TIPS	-	Treasury Inflation Protected Security.
LIBOR	-	London Interbank Offered Rate.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,143,637
Gross unrealized depreciation	(43,610,648)

Net unrealized appreciation (depreciation)	($35,467,011)

Cost for federal income tax purposes	$557,231,308

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Limited Maturity Bond Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$48,412,716	($211,571)
Level 2	464,137,374	133,488
Level 3	9,214,207	–

Totals (Level 1,2,3)	$521,764,297	($78,083)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Fund as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value October 31, 2008	$11,423,364	$–
Accrued Discounts/(Premiums)	–	–
Realized Gain/(Loss)	(362,330)	–
Change in Unrealized Gain/(Loss)	(272,605)	–
Net Purchases/(Sales)	(2,370,215)	–
Transfers In and/or (Out of) Level 3	795,993	–

Value April 30, 2009	$9,214,207	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(85)	June 2009	($18,382,318)	($18,491,484)	($109,166)
5-Yr. U.S. Treasury Bond Futures	(475)	June 2009	(55,254,651)	(55,641,800)	(387,149)
10-Yr. U.S. Treasury Bond Futures	(145)	June 2009	(17,879,324)	(17,535,938)	343,386
20-Yr. U.S. Treasury Bond Futures	10	June 2009	1,295,968	1,225,625	(70,343)
Total Futures Contracts					($223,272)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	110	$124.50	May 2009	($15,469)	$11,701
Total Call Options Written				($15,469)	$11,701

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	$276,000	$44,622	($59,908)	($15,286)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	92,000	29,038	(19,969)	9,069
CDX IG, Series 12, 5 Year, at 1.00%; Bank of America	Sell	6/20/2014	2,500,000	77,199	(71,986)	5,213
Total Credit Default Swaps					($151,863)	($1,004)

Interest Rate Swaps and Counterparty	Fund Receives	Fund Pays	Termination Date	Notional Principal Amount	Upfront Payments Received (Made)	Value	Unrealized Gain/(Loss)
Bank of America, N.A., 2 Year	5.306%	3 Month LIBOR	6/29/2009	$15,000,000	N/A	$99,070	$99,070
Bank of America, N.A., 2 Year	5.275%	3 Month LIBOR	5/29/2009	11,000,000	N/A	35,422	35,422
Total Interest Rate Swaps						$134,492	$134,492

1

As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at April 30, 2009	Value April 30, 2009	Income Earned November 1, 2008 - April 30, 2009
High Yield	$—	$8,300,000	$–	2,247,228	$8,764,191	$45,047
Money Market	7,923,037	40,010,526	43,180,437	4,753,126	4,753,126	22,422
Thrivent Financial Securities Lending Trust	52,879,250	119,620,369	137,751,969	34,747,650	34,747,650	186,185
Total Value and Income Earned	60,802,287				48,264,967	253,654

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Certificates of Deposit (0.2%)[a]	Value
Banking-Domestic (0.2%)
	Bank of New York Mellon
$3,870,000	5.410%, 5/15/2009	$3,871,879

	Total Banking-Domestic	3,871,879

	Total Certificates of Deposit	3,871,879

Principal Amount	Commercial Paper (66.3%)[a]	Value
Banking-Domestic (7.5%)
	Bank of America Corporation
20,410,000	0.300%, 6/29/2009[b]	20,399,965
	Rabobank USA Financial Corporation
20,450,000	0.730%, 6/15/2009[b]	20,431,339
17,000,000	0.640%, 7/14/2009[b]	16,977,635
17,000,000	0.740%, 7/23/2009[b]	16,970,996
	River Fuel Company No. 3, Inc.
16,000,000	0.550%, 7/31/2009[b]	15,977,756
	River Fuel Trust No. 1
6,030,000	0.550%, 7/31/2009[b]	6,021,617
	Societe Generale North America
15,816,000	0.210%, 5/1/2009[b]	15,816,000

	Total Banking-Domestic	112,595,308

Banking-Foreign (3.3%)
	BNP Paribas Financial
50,000,000	0.200%, 5/1/2009[b]	50,000,000

	Total Banking-Foreign	50,000,000

Finance (25.5%)
	Barton Capital Corporation
36,663,000	0.180%, 5/1/2009[b]	36,663,000
13,600,000	0.730%, 5/21/2009[b]	13,594,485
	Bryant Park Funding, LLC
20,400,000	0.350%, 5/20/2009[b]	20,396,232
17,464,000	0.575%, 5/21/2009[b]	17,458,422
10,200,000	0.350%, 5/22/2009[b]	10,197,918
5,978,000	0.330%, 5/26/2009[b]	5,976,630
20,400,000	0.430%, 7/27/2009[b]	20,378,801
	Chariot Funding, LLC
20,430,000	0.250%, 5/28/2009[b]	20,426,169
20,000,000	0.350%, 6/23/2009[b]	19,989,695
	Falcon Asset Securitization Corporation, LLC
16,967,000	0.400%, 7/23/2009[b]	16,951,353
9,520,000	0.400%, 7/27/2009[b]	9,510,797
	General Electric Capital Corporation
17,000,000	0.650%, 6/29/2009[b]	16,981,890
20,400,000	0.620%, 7/20/2009[b]	20,371,893
	Jupiter Securitization Corporation
20,435,000	0.250%, 5/27/2009[b]	20,431,310
	Old Line Funding, LLC
17,000,000	0.600%, 7/15/2009[b]	16,978,750
13,600,000	0.650%, 9/17/2009[b]	13,565,868
20,400,000	0.650%, 9/21/2009[b]	20,347,328
17,025,000	0.650%, 10/14/2009[b]	16,973,972
	Thunder Bay Funding, LLC
13,600,000	0.650%, 6/4/2009[b]	13,591,651
20,400,000	0.700%, 6/15/2009[b]	20,382,150
15,660,000	0.600%, 6/23/2009[b]	15,646,167
$17,025,000	0.700%, 9/10/2009[b]	$16,981,303

	Total Finance	383,795,784

Foreign (4.6%)
	Caisse D’Amortissement de la Dette Sociale
14,750,000	0.520%, 7/1/2009	14,737,004
17,000,000	0.660%, 8/11/2009	16,968,210
37,330,000	0.585%, 10/13/2009	37,229,986

	Total Foreign	68,935,200

U.S. Government (21.2%)
	Federal Home Loan Bank Discount Notes
20,400,000	0.540%, 7/29/2009	20,372,766
8,890,000	1.150%, 12/4/2009	8,828,375
	Federal Home Loan Banks
40,980,000	3.750%, 8/18/2009	41,350,632
	Federal Home Loan Mortgage Corporation Discount Notes
16,970,000	1.800%, 5/18/2009	16,955,576
6,810,000	2.150%, 5/26/2009	6,799,832
10,200,000	0.560%, 9/1/2009	10,180,484
2,720,000	0.640%, 9/14/2009	2,713,424
10,160,000	0.700%, 9/21/2009	10,131,750
13,600,000	0.630%, 9/23/2009	13,565,490
11,190,000	0.700%, 10/23/2009	11,151,923
10,525,000	0.680%, 11/9/2009	10,486,830
6,800,000	1.100%, 2/26/2010	6,800,000
	Federal National Mortgage Association Discount Notes
6,450,000	2.870%, 5/1/2009	6,450,000
16,990,000	1.730%, 5/20/2009	16,974,487
4,080,000	0.530%, 8/5/2009	4,074,234
9,800,000	0.540%, 9/8/2009	9,780,890
20,400,000	0.560%, 9/9/2009	20,358,429
33,950,000	0.610%, 9/14/2009	33,871,781
13,550,000	0.680%, 9/15/2009	13,514,935
20,350,000	0.660%, 9/21/2009	20,296,659
34,600,000	0.602%, 9/25/2009	34,514,977

	Total U.S. Government	319,173,474

U.S. Municipal (4.2%)
	Alaska Housing Financing Corporation
20,537,000	1.050%, 5/28/2009	20,520,827
13,600,000	1.570%, 6/9/2009	13,576,869
17,625,000	1.250%, 6/16/2009	17,596,849
11,361,000	1.250%, 6/30/2009	11,337,331

	Total U.S. Municipal	63,031,876

	Total Commercial Paper	997,531,642

Shares	Other (2.5%)[a]	Value
37,105,000	Barclays Prime Money Market Fund	37,105,000

	Total Other	37,105,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Fund

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	U.S. Government (2.3%)[a]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
34,600,000	0.594%, 9/30/2009	$34,513,182

	Total U.S. Government	34,513,182

Principal Amount	Variable Rate Notes (29.5%)[a]	Value
Banking-Domestic (9.4%)
	Bank of America NA
10,000,000	1.436%, 5/6/2009[c]	10,000,000
10,140,000	1.397%, 7/6/2009[c,d]	10,140,000
	Barclays Bank plc NY
10,120,000	1.678%, 5/11/2009[c]	10,120,000
	Branch Banking and Trust Company
13,515,000	1.666%, 6/4/2009[c]	13,515,000
	Deutsche Bank AG/NY
13,530,000	1.457%, 6/22/2009[c]	13,530,000
	HSBC Bank USA NA
6,825,000	1.433%, 6/10/2009[c]	6,817,980
	J.P. Morgan Chase & Company
13,620,000	1.362%, 7/1/2009[b]	13,620,000
	Royal Bank of Canada NY
13,510,000	1.508%, 7/1/2009[c]	13,510,000
	Svenska Handelsbanken NY
20,230,000	1.600%, 5/26/2009[c]	20,230,000
	Wachovia Bank
10,130,000	1.396%, 5/1/2009[b,c]	10,130,000
	Wells Fargo & Company
19,225,000	0.601%, 5/15/2009[c,d]	19,225,000

	Total Banking-Domestic	140,837,980

Ba6.nking-Foreign (3.4%)
	ING Bank NV
13,520,000	1.496%, 6/26/2009[c,d]	13,520,000
	Royal Bank of Canada
10,150,000	1.538%, 5/15/2009[c,d]	10,150,000
	Societe Generale
10,120,000	1.676%, 6/4/2009[c,d]	10,120,000
	Svenska Handelsbanken AB
16,900,000	1.462%, 7/27/2009[c,d]	16,900,000

	Total Banking-Foreign	50,690,000

Brokerage (1.3%)
	Citigroup Funding, Inc.
20,390,000	1.139%, 7/30/2009[b,c]	20,401,647

	Total Brokerage	20,401,647

Consumer Cyclical (1.7%)
	American Honda Finance Corporation
18,230,000	1.287%, 7/8/2009[c,d]	18,230,000
6,760,000	1.269%, 7/14/2009[c,d]	6,760,000

	Total Consumer Cyclical	24,990,000

U.S. Government (13.7%)
	Federal Home Loan Banks
10,200,000	0.700%, 5/1/2009[c]	10,200,000
10,200,000	0.820%, 5/1/2009[c]	10,200,000
15,620,000	0.980%, 5/1/2009[c]	15,620,000
10,200,000	0.469%, 5/9/2009[c]	10,200,000
16,970,000	1.371%, 5/18/2009[c]	16,970,000
10,670,000	1.071%, 5/20/2009[c]	10,647,824
13,600,000	0.578%, 5/21/2009[c]	13,600,000
	Federal Home Loan Mortgage Corporation
10,200,000	0.650%, 5/1/2009[c]	10,200,000
13,600,000	0.750%, 5/1/2009[c]	13,600,000
26,520,000	0.417%, 5/18/2009[c]	26,507,420
20,950,000	0.379%, 5/19/2009[c]	20,930,641
17,000,000	1.244%, 6/3/2009[c]	16,994,817
13,605,000	1.193%, 6/24/2009[c]	13,602,604
	Federal National Mortgage Association
17,000,000	1.029%, 7/13/2009[c]	16,990,871

	Total U.S. Government	206,264,177

	Total Variable Rate Notes	443,183,804

	Total Investments (at amortized cost) 100.8%	$1,516,205,507

	Other Assets and Liabilities, Net (0.8)%	(12,285,399)

	Total Net Assets 100.0%	$1,503,920,108

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2009, the value of these investments was $105,045,000 or 7.0% of total net assets.

Cost for federal income tax purposes	$1,516,205,507

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Money Market Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$–	$–
Level 2	1,516,205,507	–
Level 3	–	–

Totals (Level 1,2,3)	$1,516,205,507	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Financial Statements are an integral part of this schedule.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Mutual Funds

Statement of Assets and Liabilities

As of April 30, 2009 (unaudited)	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
Assets
Investments at cost	$492,932,715	$1,102,616,829	$1,027,567,693	$411,131,973
Investments in securities at market value	3,701,206	14,598,478	22,280,075	10,082,351
Investments in affiliates at market value	328,433,016	751,303,952	741,965,350	321,978,920
Investments at Market Value	332,134,222	765,902,430	764,245,425	332,061,271

Cash	—	2,164,635	2,448,140	—
Dividends and interest receivable	4,528	47,043	73,836	39,670
Prepaid expenses	5,949	9,519	9,617	6,085
Receivable for investments sold	—	—	—	78,652
Receivable for fund shares sold	520,719	980,609	1,148,875	200,807
Receivable from affiliate	—	—	—	—
Receivable for variation margin	15,425	27,975	37,900	14,650
Total Assets	332,680,843	769,132,211	767,963,793	332,401,135

Liabilities
Distributions payable	—	—	—	70
Accrued expenses	116,563	197,309	147,039	59,725
Other liabilities	—	—	—	—
Payable for investments purchased	284,565	591,621	609,787	—
Payable upon return of collateral for securities loaned	—	—	—	—
Payable for fund shares redeemed	231,284	391,796	534,679	273,220
Payable for variation margin	66,150	167,790	176,610	63,210
Payable to affiliate	69,704	196,122	230,966	96,617
Total Liabilities	768,266	1,544,638	1,699,081	492,842

Net Assets
Capital stock (beneficial interest)	493,044,857	1,117,298,748	1,052,104,753	415,505,138
Accumulated undistributed net investment income/(loss)	592,535	3,735,767	1,628,263	846,182
Accumulated undistributed net realized gain/(loss)	(7,239,447)	(32,083,516)	(41,602,339)	(11,629,909)
Net unrealized appreciation/(depreciation) on:
Investments	300	(1,167,214)	(2,247,989)	(1,179,323)
Affiliated investments	(160,798,793)	(335,547,185)	(261,074,279)	(77,891,379)
Futures contracts	6,313,125	15,350,973	17,456,303	6,257,584
Foreign currency transactions	—	—	—	—
Total Net Assets	$331,912,577	$767,587,573	$766,264,712	$331,908,293

Class A Share Capital	$278,286,618	$710,301,784	$738,540,137	$321,501,181
Shares of beneficial interest outstanding (Class A)	37,669,058	92,267,067	91,912,550	37,606,467
Net asset value per share	$7.39	$7.70	$8.04	$8.55
Maximum public offering price	$7.82	$8.15	$8.51	$9.05

Institutional Class Share Capital	$53,625,959	$57,285,789	$27,724,575	$10,407,112
Shares of beneficial interest outstanding (Institutional Class)	7,226,152	7,408,641	3,443,997	1,214,783
Net asset value per share	$7.42	$7.73	$8.05	$8.57

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Assets and Liabilities – continued

Technology Fund	Partner Small Cap Growth Fund	Partner Small Cap Value Fund	Small Cap Stock Fund	Small Cap Index Fund	Mid Cap Growth Fund	Partner Mid Cap Value Fund

$24,802,118	$81,914,560	$201,077,682	$304,549,029	$23,977,142	$307,105,818	$84,364,982
19,735,779	63,375,341	131,990,325	291,714,200	18,987,961	228,370,291	71,183,297
2,920,958	18,657,408	30,719,316	49,561,959	1,645,784	38,044,916	4,957,895
22,656,737	82,032,749	162,709,641	341,276,159	20,633,745	266,415,207	76,141,192

—	—	—	—	—	2,219	—
5,274	31,686	95,270	129,872	20,255	116,718	61,918
3,458	3,844	4,309	5,728	425	5,144	3,876
571,793	1,280,785	48,879	17,819,542	1,917,778	2,852,609	1,511,675
5,289	125,026	470,758	378,528	2,901	312,040	234,117
12,765	—	—	—	—	—	—
—	—	—	—	—	—	—
23,255,316	83,474,090	163,328,857	359,609,829	22,575,104	269,703,937	77,952,778

—	—	—	—	—	—	—
75,285	18,272	40,675	149,899	32,085	113,496	17,400
—	—	—	—	889,793	—	—
411,828	1,495,955	192,050	12,662,622	5,056	3,020,035	1,515,089
1,460,963	12,254,352	27,947,220	48,067,080	1,645,612	29,711,724	4,352,512
31,131	719	83,002	178,037	710,523	149,079	5,280
—	24,360	—	—	1,322	—	—
—	56,585	106,740	275,150	2,428	177,464	49,681
1,979,207	13,850,243	28,369,687	61,332,788	3,286,819	33,171,798	5,939,962

59,700,114	108,359,310	175,395,937	444,307,764	25,040,687	309,980,086	107,447,462
(80,253)	(76,618)	483,108	(307,269)	108,416	(247,368)	253,304
(36,198,364)	(40,012,396)	(2,551,834)	(182,450,584)	(2,553,074)	(32,509,968)	(27,464,160)

(2,145,381)	118,189	(38,368,041)	36,727,130	(3,343,397)	(40,690,611)	(8,223,790)
—	—	—	—	—	—	—
—	1,235,362	—	—	35,653	—	—
(7)	—	—	—	—	—	—
$21,276,109	$69,623,847	$134,959,170	$298,277,041	$19,288,285	$236,532,139	$72,012,816

$19,909,372	$9,370,895	$48,083,812	$205,761,386	$19,288,285	$170,278,313	$8,394,657
7,798,252	1,289,281	5,047,269	22,243,563	2,638,474	15,610,529	1,118,190
$2.55	$7.27	$9.53	$9.25	$7.31	$10.91	$7.51
$2.70	$7.69	$10.08	$9.79	$7.74	$11.54	$7.95

$1,366,737	$60,252,952	$86,875,358	$92,515,655	$—	$66,253,826	$63,618,159
503,163	8,196,387	8,726,462	9,077,597	—	5,506,074	8,465,340
$2.72	$7.35	$9.96	$10.19	$—	$12.03	$7.52

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Assets and Liabilities – continued

As of April 30, 2009 (unaudited)	Mid Cap Stock Fund	Mid Cap Index Fund	Partner Worldwide Allocation Fund		Partner International Stock Fund
Assets
Investments at cost	$836,220,191	$34,461,943	$110,462,665		$420,734,932
Investments in securities at market value	683,537,931	26,967,468	91,064,927		345,627,901
Investments in affiliates at market value	59,920,598	3,033,204	2,860,564		5,191,327
Investments at Market Value	743,458,529	30,000,672	93,925,491		350,819,228

Cash	2,680	—	59,913	(a)	275,192	(b)
Dividends and interest receivable	337,242	20,577	564,393		2,192,013
Prepaid expenses	8,824	434	4,010		6,283
Receivable for investments sold	6,892,555	2,194,412	1,084,782		3,766,270
Receivable for written options	—	—	—		—
Receivable for fund shares sold	657,770	1,180	71,819		47,179
Receivable for forward contracts	—	—	24,803		62,381
Receivable for variation margin	—	7,122	—		—
Total Assets	751,357,600	32,224,397	95,735,211		357,168,546

Liabilities
Distributions payable	—	—	—		—
Accrued expenses	214,470	30,133	58,829		137,652
Other liabilities	—	1,670,883	—		—
Payable for investments purchased	5,388,338	—	598,672		2,351,130
Payable upon return of collateral for securities loaned	58,862,376	3,033,076	—		—
Payable for fund shares redeemed	452,732	1,022,613	—		225,143
Payable for forward contracts	—	—	4,019		5,755
Open options written, at value	—	—	—		—
Swap agreements, at value	—	—	—		—
Payable for variation margin	—	—	5,984		—
Payable to affiliate	571,781	4,202	45,725		271,849
Mortgage dollar roll deferred revenue	—	—	—		—
Total Liabilities	65,489,697	5,760,907	713,229		2,991,529

Net Assets
Capital stock (beneficial interest)	1,066,514,023	33,402,031	135,310,464		591,755,949
Accumulated undistributed net investment income/(loss)	1,168,710	173,845	774,597		3,005,342
Accumulated undistributed net realized gain/(loss)	(289,053,168)	(2,669,353)	(24,627,544)		(170,648,473)
Net unrealized appreciation/(depreciation) on:
Investments	(92,761,662)	(4,461,271)	(16,537,174)		(69,915,704)
Affiliated investments	—	—	—		—
Written option contracts	—	—	—		—
Futures contracts	—	18,238	94,292		—
Swap agreements	—	—	—		—
Foreign currency forward contracts	—	—	20,784		56,626
Foreign currency transactions	—	—	(13,437)		(76,723)
Total Net Assets	$685,867,903	$26,463,490	$95,021,982		$354,177,017

Class A Share Capital	$457,391,760	$26,463,490	$17,236,074		$152,211,763
Shares of beneficial interest outstanding (Class A)	49,243,363	3,369,029	2,900,853		21,888,347
Net asset value per share	$9.29	$7.85	$5.94		$6.95
Maximum public offering price	$9.83	$8.31	$6.29		$7.35

Institutional Class Share Capital	$228,476,143	$—	$77,785,908		$201,965,254
Shares of beneficial interest outstanding (Institutional Class)	22,951,182	—	13,072,593		28,541,022
Net asset value per share	$9.95	$—	$5.95		$7.08

(a)	Includes foreign currency holdings of $59,913 (cost $59,785).

(b)	Includes foreign currency holdings of $275,192 (cost $273,914).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Assets and Liabilities – continued

Large Cap Growth Fund	Large Cap Value Fund	Large Cap Stock Fund	Large Cap Index Fund	Balanced Fund		High Yield Fund	Municipal Bond Fund

$317,053,502	$453,610,150	$1,556,144,335	$40,357,171	$211,115,500		$679,795,031	$1,187,598,202
281,489,309	382,632,358	1,522,063,954	35,528,485	187,130,915		557,889,413	1,216,704,942
11,192,492	16,141,736	65,232,129	414,790	12,652,447		41,501,972	—
292,681,801	398,774,094	1,587,296,083	35,943,275	199,783,362		599,391,385	1,216,704,942

4,499	3,388	4,216	—	1,848	(c)	1,731	1,433,804
282,542	770,114	2,762,349	64,704	528,272		13,079,209	18,639,628
5,661	6,548	16,199	449	4,763		7,750	14,187
8,771,263	7,386,508	31,803,063	4,509,762	985,865		5,919,809	6,767,676
—	—	—	—	375,000		—	—
264,938	281,718	766,845	8,051	23,264		202,807	3,560,556
—	—	—	—	—		—	—
—	—	42,755	9,957	6,102		—	—
302,010,704	407,222,370	1,622,691,510	40,536,198	201,708,476		618,602,691	1,247,120,793

—	—	—	—	—		1,097,990	851,565
73,278	97,588	646,508	33,854	78,166		106,508	173,006
—	—	—	770,166	—		—	—
7,311,231	4,777,968	29,171,589	4,692	18,876,019		21,262,707	20,540,865
8,576,842	7,905,846	58,113,050	414,564	7,307,903		35,313,589	—
119,805	361,028	1,193,458	1,320,881	199,400		84,893	344,615
—	—	—	—	—		—	—
21,227	—	53,464	—	4,922		—	—
—	—	—	—	273,478		1,710,581	—
—	—	—	—	12,488		—	—
182,382	224,575	1,285,887	7,412	136,604		295,019	717,071
—	—	—	—	16,040		—	—
16,284,765	13,367,005	90,463,956	2,551,569	26,905,020		59,871,287	22,627,122

454,331,134	573,654,534	1,969,877,113	50,719,867	231,016,027		1,156,183,354	1,196,185,906
829,579	2,752,733	5,470,286	284,193	31,648		286,842	(61,123)
(145,065,927)	(127,715,846)	(480,109,334)	(8,597,413)	(45,121,648)		(517,272,988)	(737,852)

(24,371,701)	(54,836,056)	31,151,748	(4,413,896)	(11,386,752)		(80,403,646)	29,106,740
—	—	—	—	54,614		—	—
2,854	—	18,151	—	3,723		—	—
—	—	5,819,590	(8,122)	309,591		—	—
—	—	—	—	(103,967)		(62,158)	—
—	—	—	—	—		—	—
—	—	—	—	220		—	—
$285,725,939	$393,855,365	$1,532,227,554	$37,984,629	$174,803,456		$558,731,404	$1,224,493,671

$81,086,763	$154,492,830	$1,391,226,401	$37,984,629	$127,959,440		$345,804,239	$1,165,923,123
22,736,369	16,017,135	88,083,811	6,360,217	14,839,748		88,680,811	107,414,700
$3.57	$9.65	$15.79	$5.97	$8.62		$3.90	$10.85
$3.78	$10.21	$16.71	$6.32	$9.12		$4.08	$11.36

$204,639,176	$239,362,535	$141,001,153	$—	$46,844,016		$212,927,165	$58,570,548
53,844,672	24,699,366	8,878,886	—	5,439,428		54,574,695	5,396,204
$3.80	$9.69	$15.88	$—	$8.61		$3.90	$10.85

(c)	Includes foreign currency holdings of $9 (cost $8).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Assets and Liabilities – continued

As of April 30, 2009 (unaudited)	Income Fund	Core Bond Fund	Limited Maturity Bond Fund	Money Market Fund
Assets
Investments at cost	$806,611,115	$397,334,991	$557,231,308	$1,516,205,507
Investments in securities at market value	677,673,030	346,191,358	473,499,330	1,516,205,507
Investments in affiliates at market value	31,966,303	10,193,814	48,264,967	—
Investments at Market Value	709,639,333	356,385,172	521,764,297	1,516,205,507	[1]

Cash	—	—	—	226
Dividends and interest receivable	8,600,636	2,090,374	3,899,748	1,080,782
Prepaid expenses	8,981	5,708	7,456	252,479
Receivable for investments sold	15,815,308	6,759,666	4,642,647	—
Receivable for written options	5,900,000	1,525,000	2,500,000	—
Receivable for fund shares sold	43,968	85,940	2,667,520	14,120,891
Swap agreements, at value	12,303	—	134,492	—
Receivable for variation margin	126,327	39,433	34,607	—
Total Assets	740,146,856	366,891,293	535,650,767	1,531,659,885

Liabilities
Distributions payable	282,544	85,024	14,755	2,697
Accrued expenses	106,256	89,474	50,631	274,107
Other liabilities	48,300	—	200	—
Payable for investments purchased	81,171,045	94,795,664	30,981,342	16,973,972
Payable upon return of collateral for securities loaned	9,287,508	—	34,747,650	—
Payable for fund shares redeemed	196,708	195,232	206,624	9,932,193
Open options written, at value	—	18,282	15,469	—
Swap agreements, at value	182,188	662,963	151,863	—
Payable for variation margin	66,563	14,688	12,500	—
Payable to affiliate	293,759	161,838	144,200	556,808
Mortgage dollar roll deferred revenue	46,229	71,157	18,221	—
Total Liabilities	91,681,100	96,094,322	66,343,455	27,739,777

Net Assets
Capital stock (beneficial interest)	823,619,067	340,389,448	516,663,557	1,503,929,097
Accumulated undistributed net investment income/(loss)	143,377	(267,646)	18,431	(113,250)
Accumulated undistributed net realized gain/(loss)	(76,441,858)	(28,230,848)	(11,829,582)	104,261
Net unrealized appreciation/(depreciation) on:
Investments	(97,993,058)	(41,576,068)	(35,931,202)	—
Affiliated investments	1,021,276	626,249	464,191	—
Written option contracts	—	13,828	11,701	—
Futures contracts	(1,895,351)	(59,874)	(223,272)	—
Swap agreements	12,303	(98,118)	133,488	—
Total Net Assets	$648,465,756	$270,796,971	$469,307,312	$1,503,920,108

Class A Share Capital	$320,983,420	$210,621,493	$75,209,872	$1,250,707,395
Shares of beneficial interest outstanding (Class A)	45,529,159	25,344,165	6,563,780	1,250,707,396
Net asset value per share	$7.05	$8.31	$11.46	$1.00
Maximum public offering price	$7.38	$8.70	$11.46	$1.00

Institutional Class Share Capital	$327,482,336	$60,175,478	$394,097,440	$253,212,713
Shares of beneficial interest outstanding (Institutional Class)	46,492,923	7,238,505	34,400,540	253,212,713
Net asset value per share	$7.04	$8.31	$11.46	$1.00

[1]	Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to Financial Statements are an integral part of this schedule.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Mutual Funds

Statement of Operations

For the six months ended April 30, 2009 (unaudited)	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
Investment Income
Dividends	$—	$—	$—	$—
Taxable interest	8,262	345,746	647,535	336,725
Income from securities loaned	—	—	—	—
Income from affiliated investments	5,121,274	16,098,212	17,539,646	7,283,121
Foreign dividend tax withholding	—	—	—	—
Total Investment Income	5,129,536	16,443,958	18,187,181	7,619,846

Expenses
Adviser fees	217,743	495,060	505,676	231,192
Sub-Adviser fees	—	—	—	—
Administrative service fees	56,366	96,293	99,992	59,827
Audit and legal fees	11,074	15,184	15,302	11,157
Custody fees	3,604	4,388	4,830	4,273
Distribution expenses Class A	304,881	801,328	854,331	372,447
Distribution expenses Class B	—	—	—	—
Insurance expenses	2,823	4,495	4,454	2,760
Printing and postage expenses Class A	192,742	341,826	240,271	81,130
Printing and postage expenses Class B	—	—	—	—
Printing and postage expenses Institutional Class	196	236	216	155
SEC and state registration expenses	16,466	21,780	23,662	19,828
Transfer agent fees Class A	347,389	625,971	443,782	148,400
Transfer agent fees Class B	—	—	—	—
Transfer agent fees Institutional Class	167	214	224	149
Trustees’ fees	285	285	285	286
Other expenses	3,477	3,859	3,888	3,676
Total Expenses Before Reimbursement	1,157,213	2,410,919	2,196,913	935,280

Less:
Reimbursement from adviser	(436,016)	(695,677)	(428,964)	(208,748)
Custody earnings credit	(227)	(11)	(174)	—
Total Net Expenses	720,970	1,715,231	1,767,775	726,532

Net Investment Income/(Loss)	4,408,566	14,728,727	16,419,406	6,893,314

Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(23)	(209)	(504)	(61)
Affiliated investments	(1,565,740)	(10,595,233)	(18,923,552)	(3,013,685)
Distributions of realized capital gains from affiliated investments	503,911	1,156,929	1,110,802	320,175
Futures contracts	(4,328,625)	(15,126,898)	(17,460,134)	(6,841,623)
Foreign currency transactions	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	300	(1,306,031)	(2,531,985)	(1,316,733)
Affiliated investments	(15,344,130)	(24,646,089)	(9,386,401)	(3,383,257)
Futures contracts	6,175,763	15,724,716	17,748,745	7,129,821
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	—	—	—	—

Net Realized and Unrealized Gains/(Losses)	(14,558,544)	(34,792,815)	(29,443,029)	(7,105,363)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(10,149,978)	$(20,064,088)	$(13,023,623)	$(212,049)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations – continued

Technology Fund	Partner Small Cap Growth Fund	Partner Small Cap Value Fund	Small Cap Stock Fund	Small Cap Index Fund	Mid Cap Growth Fund	Partner Mid Cap Value Fund

$47,864	$183,878	$1,373,648	$1,807,818	$189,874	$865,999	$857,978
91	3,619	1,142	10,942	628	4,506	58
13,758	90,765	104,591	317,575	26,039	135,839	11,378
7,303	34,523	26,326	45,190	1,888	56,175	19,689
(1,662)	(393)	—	(482)	(76)	(4,500)	—
67,354	312,392	1,505,707	2,181,043	218,353	1,058,019	889,103

69,539	124,117	59,565	983,948	26,455	427,602	83,727
—	160,352	357,390	—	—	—	166,980
28,188	33,321	39,412	59,917	28,450	49,140	33,185
8,335	8,827	9,351	11,456	8,764	10,177	8,838
2,950	10,143	8,195	37,961	8,248	6,108	7,425
21,517	10,309	55,543	248,183	26,455	183,198	8,645
778	—	2,688	5,889	—	10,984	—
1,726	1,880	2,066	3,032	1,723	2,537	1,805
83,503	2,087	43,525	185,376	22,509	174,653	2,476
588	—	851	2,276	—	4,219	—
94	751	793	420	—	662	304
13,578	10,476	16,717	24,314	5,660	21,528	10,477
76,738	5,778	103,944	418,686	54,430	385,017	8,941
2,089	—	2,782	10,832	—	22,022	—
136	259	11,776	978	—	9,374	260
(1,555)	285	1,210	(7,826)	(1,107)	(1,177)	285
4,404	4,281	5,102	6,735	7,265	5,359	4,100
312,608	372,866	720,910	1,992,177	188,852	1,311,403	337,448

(175,805)	(9,898)	(55,022)	(20,573)	(88,324)	(31,857)	(13,826)
—	(27)	(19)	(4)	—	(42)	(48)
136,803	362,941	665,869	1,971,600	100,528	1,279,504	323,574

(69,449)	(50,549)	839,838	209,443	117,825	(221,485)	565,529

(1,500,335)	(20,512,423)	(2,253,695)	(110,037,119)	(1,865,255)	(18,435,399)	(15,795,800)
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	(2,259,214)	—	515,666	(50,760)	20,433	—
(217)	—	669	—	—	—	—

3,146,583	16,466,386	(8,440,163)	71,543,408	(740,011)	34,391,503	11,915,224
—	—	—	—	—	—	—
—	2,011,372	—	—	24,869	—	—
3,344	—	—	—	—	—	—
(3,134)	—	—	—	—	—	—

1,646,241	(4,293,879)	(10,693,189)	(37,978,045)	(2,631,157)	15,976,537	(3,880,576)

$1,576,792	$(4,344,428)	$(9,853,351)	$(37,768,602)	$(2,513,332)	$15,755,052	$(3,315,047)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations – continued

For the six months ended April 30, 2009 (unaudited)	Mid Cap Stock Fund	Mid Cap Index Fund	Partner Worldwide Allocation Fund	Partner International Stock Fund
Investment Income
Dividends	$4,988,492	$314,735	$991,419	$5,548,223
Taxable interest	12,849	678	367,912	1,231
Tax Exempt interest	—	—	—	—
Income from mortgage dollar rolls	—	—	—	—
Income from securities loaned	346,717	23,572	—	1,416
Income from affiliated investments	11,258	5,119	43,128	92,035
Foreign dividend tax withholding	(4,314)	—	(87,447)	(476,076)
Total Investment Income	5,355,002	344,104	1,315,012	5,166,829

Expenses
Adviser fees	2,069,415	35,215	139,137	375,608
Sub-Adviser fees	—	—	209,187	689,704
Administrative service fees	98,482	29,317	38,574	67,431
Amortization of offering costs	—	—	12,324	—
Audit and legal fees	14,851	8,506	12,630	12,136
Custody fees	16,386	2,005	97,070	69,978
Distribution expenses Class A	527,956	35,215	19,392	192,083
Distribution expenses Class B	6,697	—	—	5,937
Insurance expenses	4,521	1,761	1,947	3,417
Printing and postage expenses Class A	248,449	21,263	(31)	109,809
Printing and postage expenses Class B	2,095	—	—	1,652
Printing and postage expenses Institutional Class	770	—	1,039	1,118
SEC and state registration expenses	29,921	5,666	29,202	22,243
Transfer agent fees Class A	675,052	67,199	13,623	386,136
Transfer agent fees Class B	11,314	—	—	9,945
Transfer agent fees Institutional Class	8,352	—	451	521
Trustees’ fees	(15,272)	(1,291)	1,375	(4,737)
Other expenses	6,873	5,997	20,106	16,117
Total Expenses Before Reimbursement	3,705,862	210,853	596,026	1,959,098

Less:
Reimbursement from adviser	(11,351)	(126,306)	(201,171)	(28,188)
Custody earnings credit	(39)	(31)	(31)	(11)
Total Net Expenses	3,694,472	84,516	394,824	1,930,899

Net Investment Income/(Loss)	1,660,530	259,588	920,188	3,235,930

Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(84,282,221)	(1,812,918)	(15,796,824)	(104,551,723)
Written option contracts	—	—	—	—
Futures contracts	—	(124,929)	(360,004)	—
Foreign currency transactions	—	—	(131,623)	(90,897)
Swap agreements	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	97,407,518	1,121,283	16,373,037	81,284,960
Affiliated investments	—	—	—	—
Written option contracts	—	—	—	—
Futures contracts	—	43,741	185,481	—
Foreign currency forward contracts	—	—	54,909	188,887
Foreign currency transactions	—	—	(6,377)	(266,341)
Swap agreements	—	—	—	—

Net Realized and Unrealized Gains/(Losses)	13,125,297	(772,823)	318,599	(23,435,114)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$14,785,827	$(513,235)	$1,238,787	$(20,199,184)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations – continued

Large Cap Growth Fund	Large Cap Value Fund	Large Cap Stock Fund	Large Cap Index Fund	Balanced Fund	High Yield Fund	Municipal Bond Fund

$2,013,823	$6,314,414	$19,106,539	$651,179	$1,187,836	$269,786	$—
1,949	2,183	48,877	868	1,051,420	25,086,496	187,229
—	—	—	—	—	—	31,199,355
—	—	—	—	253,585	—	—
64,891	84,350	279,335	11,280	64,426	148,503	—
41,271	37,871	80,991	4,184	51,036	43,220	—
(30,428)	(39,566)	(114,609)	—	(9,918)	—	—
2,091,506	6,399,252	19,401,133	667,511	2,598,385	25,548,005	31,386,584

989,380	869,454	4,348,460	53,999	469,562	906,314	2,408,118
—	—	—	—	—	—	—
55,051	68,976	209,623	30,988	47,909	77,852	154,854
—	—	—	—	—	—	—
11,076	12,451	25,622	8,745	9,997	12,332	18,746
20,422	7,002	34,922	6,224	11,821	7,440	14,275
94,421	193,244	1,719,088	53,999	155,933	388,338	1,397,018
5,919	6,031	27,464	—	5,723	7,335	9,243
3,138	3,456	9,843	1,840	2,454	3,453	5,512
61,762	80,806	750,094	24,468	57,471	116,738	128,742
1,919	1,552	8,846	—	1,122	1,432	681
996	816	888	—	257	754	536
16,016	29,808	33,213	6,400	26,762	29,576	31,443
209,139	268,537	1,832,781	80,463	167,004	282,873	270,039
10,272	8,077	48,859	—	4,971	5,956	1,774
1,903	3,858	1,480	—	224	2,923	8,381
(746)	(5,192)	(72,474)	(1,518)	(8,881)	(307)	(6,115)
5,638	5,929	11,298	6,705	10,948	11,706	34,708
1,486,306	1,554,805	8,990,007	272,313	963,277	1,854,715	4,477,955

(254,495)	(16,308)	(69,786)	(142,715)	(14,830)	(14,433)	(2,337)
(7)	(6)	(51)	—	(31)	(193)	(334)
1,231,804	1,538,491	8,920,170	129,598	948,416	1,840,089	4,475,284

859,702	4,860,761	10,480,963	537,913	1,649,969	23,707,916	26,911,300

(76,488,941)	(82,123,387)	(392,460,145)	(3,729,986)	(40,366,238)	(29,059,311)	(312,361)
(93,319)	—	(419,834)	—	(367,788)	—	—
—	—	2,753,670	(95,340)	(1,290,785)	—	—
—	—	—	—	(1,772)	—	—
—	—	—	—	(221,962)	(334,994)	—

64,150,505	26,168,155	198,076,939	(1,477,169)	34,515,589	72,551,486	55,650,802
—	—	—	—	54,614	—	—
2,854	—	18,151	—	3,723	—	—
—	—	5,798,385	(11,829)	343,960	—	—
—	—	—	—	—	—	—
—	—	—	—	221	—	—
—	—	—	—	68,472	(62,158)	—

(12,428,901)	(55,955,232)	(186,232,834)	(5,314,324)	(7,261,966)	43,095,023	55,338,441

$(11,569,199)	$(51,094,471)	$(175,751,871)	$(4,776,411)	$(5,611,997)	$66,802,939	$82,249,741

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations – continued

For the six months ended April 30, 2009 (unaudited)	Income Fund	Core Bond Fund	Limited Maturity Bond Fund	Money Market Fund
Investment Income
Dividends	$2,714	$64,791	$69,303	$11,201
Taxable interest	20,355,294	5,332,326	10,320,262	12,995,258
Income from mortgage dollar rolls	801,204	1,157,443	150,822	—
Income from securities loaned	116,246	5,368	186,185	—
Income from affiliated investments	169,307	124,772	67,469	—
Total Investment Income	21,444,765	6,684,700	10,794,041	13,006,459

Expenses
Adviser fees	1,093,793	614,514	680,772	2,937,736
Administrative service fees	96,995	58,811	74,384	183,620
Audit and legal fees	14,165	10,848	12,470	22,326
Custody fees	11,976	9,827	13,142	23,051
Distribution expenses Class A	396,224	263,439	49,642	799,775
Distribution expenses Class B	5,653	3,455	1,052	2,377
Insurance expenses	4,120	2,767	3,208	345,968
Printing and postage expenses Class A	94,897	56,736	22,935	382,523
Printing and postage expenses Class B	1,128	548	238	339
Printing and postage expenses Institutional Class	795	376	1,337	2,405
SEC and state registration expenses	26,358	24,590	17,412	86,721
Transfer agent fees Class A	242,289	188,341	80,537	846,360
Transfer agent fees Class B	5,408	2,580	853	1,065
Transfer agent fees Institutional Class	1,137	1,073	19,521	2,194
Trustees’ fees	2,610	(10,945)	5,279	3,045
Other expenses	14,688	10,078	12,698	8,149
Total Expenses Before Reimbursement	2,012,236	1,237,038	995,480	5,647,654

Less:
Reimbursement from adviser	(21,424)	(123,668)	(6,944)	(1,374,199)
Custody earnings credit	(90)	(77)	(225)	(41)
Total Net Expenses	1,990,722	1,113,293	988,311	4,273,414

Net Investment Income/(Loss)	19,454,043	5,571,407	9,805,730	8,733,045

Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(20,821,552)	(1,530,883)	1,371,404	190,901
Written option contracts	—	(1,286,091)	(1,079,381)	—
Futures contracts	(2,458,124)	(6,159,612)	(5,316,009)	—
Swap agreements	(5,318,098)	(1,493,207)	(1,417,389)	—
Change in net unrealized appreciation/(depreciation) on:
Investments	39,445,895	8,093,740	7,788,211	—
Affiliated investments	1,021,276	626,249	464,191	—
Written option contracts	—	13,828	11,701	—
Futures contracts	(1,310,279)	(290,509)	(33,293)	—
Swap agreements	1,772,563	599,733	491,331	—

Net Realized and Unrealized Gains/(Losses)	12,331,681	(1,426,752)	2,280,766	190,901

Net Increase/(Decrease) in Net Assets Resulting From Operations	$31,785,724	$4,144,655	$12,086,496	$8,923,946

The accompanying Notes to Financial Statements are an integral part of this schedule.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Mutual Funds

Statement of Changes in Net Assets

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund
For the periods ended	4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008
Operations
Net investment income/(loss)	$4,408,566	$3,811,992	$14,728,727	$17,617,961
Net realized gains/(losses)	(5,390,477)	22,697,624	(24,565,411)	26,204,888
Change in net unrealized appreciation/(depreciation)	(9,168,067)	(199,382,857)	(10,227,404)	(412,286,905)
Net Change in Net Assets Resulting From Operations	(10,149,978)	(172,873,241)	(20,064,088)	(368,464,056)
Distributions to Shareholders
From net investment income	(4,055,895)	(10,542,747)	(18,672,450)	(27,361,524)
From net realized gains	(17,451,235)	(6,153,794)	(20,356,741)	(12,775,832)
Total Distributions to Shareholders	(21,507,130)	(16,696,541)	(39,029,191)	(40,137,356)
Capital Stock Transactions

Class A
Sold	38,710,565	118,087,378	84,246,430	294,741,004
Distributions reinvested	17,936,715	14,095,300	35,823,198	36,947,136
Redeemed	(15,909,759)	(40,104,629)	(53,483,045)	(113,700,523)
Total Class A Capital Stock Transactions	40,737,521	92,078,049	66,586,583	217,987,617

Class B
Sold	–	–	–	–
Redeemed	–	–	–	–
Total Class B Capital Stock Transactions	–	–	–	–

Institutional Class
Sold	10,162,549	30,105,168	6,836,377	22,778,698
Distributions reinvested	3,533,939	2,560,040	3,074,642	3,063,040
Redeemed	(5,468,962)	(11,149,284)	(4,366,301)	(8,744,827)
Total Institutional Class Capital Stock Transactions	8,227,526	21,515,924	5,544,718	17,096,911
Capital Stock Transactions	48,965,047	113,593,973	72,131,301	235,084,528

Net Increase/(Decrease) in Net Assets	17,307,939	(75,975,809)	13,038,022	(173,516,884)
Net Assets, Beginning of Period	314,604,638	390,580,447	754,549,551	928,066,435
Net Assets, End of Period	$331,912,577	$314,604,638	$767,587,573	$754,549,551
Accumulated undistributed net investment income/(loss)	$592,535	$239,864	$3,735,767	$7,679,490

Capital Stock Share Transactions

Class A shares
Sold	5,570,995	10,335,528	11,577,511	26,042,536
Distributions reinvested	2,449,766	1,115,967	4,678,733	3,026,738
Redeemed	(2,334,963)	(3,589,602)	(7,525,348)	(10,476,377)
Total Class A shares	5,685,798	7,861,893	8,730,896	18,592,897

Capital Stock Share Transactions

Class B shares
Sold	–	–	–	–
Redeemed	–	–	–	–
Total Class B shares	–	–	–	–

Capital Stock Share Transactions

Institutional Class shares
Sold	1,466,116	2,665,828	942,499	2,049,170
Distributions reinvested	479,150	201,906	399,385	249,988
Redeemed	(782,384)	(977,087)	(612,664)	(801,520)
Total Institutional Class shares	1,162,882	1,890,647	729,220	1,497,638

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

Moderate Allocation Fund		Moderately Conservative Allocation Fund		Technology Fund		Partner Small Cap Growth Fund
4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008

$16,419,406	$23,748,774	$6,893,314	$11,174,391	$(69,449)	$(198,723)	$(50,549)	$(105,521)
(35,273,388)	10,878,416	(9,535,194)	294,334	(1,500,552)	(10,411,319)	(22,771,637)	(16,835,382)
5,830,359	(322,709,255)	2,429,831	(92,047,159)	3,146,793	(11,332,796)	18,477,758	(27,267,460)
(13,023,623)	(288,082,065)	(212,049)	(80,578,434)	1,576,792	(21,942,838)	(4,344,428)	(44,208,363)

(16,031,274)	(32,890,391)	(6,777,853)	(13,212,189)	–	–	–	–
(5,596,010)	(12,721,584)	–	(2,938,427)	–	–	–	(3,442,116)
(21,627,284)	(45,611,975)	(6,777,853)	(16,150,616)	–	–	–	(3,442,116)

84,543,091	314,251,604	48,051,857	159,768,489	1,231,457	4,110,468	571,629	1,615,690
20,576,501	43,615,989	6,449,274	15,359,813	–	–	–	654,872
(72,776,307)	(139,386,632)	(40,975,754)	(72,480,669)	(1,975,920)	(7,297,647)	(268,145)	(761,499)
32,343,285	218,480,961	13,525,377	102,647,633	(744,463)	(3,187,179)	303,484	1,509,063

–	–	–	–	–	225	–	–
–	–	–	–	(337,162)	(722,898)	–	–
–	–	–	–	(337,162)	(722,673)	–	–

3,897,897	18,236,660	2,346,882	10,602,695	42,008	997	73,879	38,293,336
828,017	1,622,526	226,909	544,765	–	–	–	2,786,333
(4,162,080)	(7,779,995)	(2,964,324)	(6,538,713)	(59,505)	(66,350)	(702,750)	(634,361)
563,834	12,079,191	(390,533)	4,608,747	(17,497)	(65,353)	(628,871)	40,445,308
32,907,119	230,560,152	13,134,844	107,256,380	(1,099,122)	(3,975,205)	(325,387)	41,954,371

(1,743,788)	(103,133,888)	6,144,942	10,527,330	477,670	(25,918,043)	(4,669,815)	(5,696,108)
768,008,500	871,142,388	325,763,351	315,236,021	20,798,439	46,716,482	74,293,662	79,989,770
$766,264,712	$768,008,500	$331,908,293	$325,763,351	$21,276,109	$20,798,439	$69,623,847	$74,293,662
$1,628,263	$1,240,131	$846,182	$730,721	$(80,253)	$(10,804)	$(76,618)	$(26,069)

11,084,321	28,893,347	5,891,337	15,167,039	570,073	1,149,822	83,858	147,293
2,624,564	3,899,903	778,077	1,444,622	–	–	–	53,854
(9,677,487)	(13,381,235)	(5,039,694)	(7,113,668)	(913,424)	(2,077,310)	(41,099)	(68,430)
4,031,398	19,412,015	1,629,720	9,497,993	(343,351)	(927,488)	42,759	132,717

–	–	–	–	–	59	–	–
–	–	–	–	(166,139)	(215,511)	–	–
–	–	–	–	(166,139)	(215,452)	–	–

511,883	1,697,627	287,672	1,003,142	18,756	231	10,352	3,533,886
105,591	145,478	27,301	51,122	–	–	–	227,827
(537,557)	(742,001)	(362,477)	(636,918)	(27,445)	(18,743)	(112,499)	(69,148)
79,917	1,101,104	(47,504)	417,346	(8,689)	(18,512)	(102,147)	3,692,565

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

	Partner Small Cap Value Fund		Small Cap Stock Fund
For the periods ended	4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008
Operations
Net investment income/(loss)	$839,838	$1,341,928	$209,443	$1,037,930
Net realized gains/(losses)	(2,253,026)	7,545,688	(109,521,453)	(71,289,217)
Change in net unrealized appreciation/(depreciation)	(8,440,163)	(53,999,043)	71,543,408	(139,026,582)
Net Change in Net Assets Resulting From Operations	(9,853,351)	(45,111,427)	(37,768,602)	(209,277,869)
Distributions to Shareholders
From net investment income	(1,385,808)	(445,782)	(1,199,395)	–
From net realized gains	(7,732,630)	(11,134,358)	–	(68,131,147)
Total Distributions to Shareholders	(9,118,438)	(11,580,140)	(1,199,395)	(68,131,147)
Capital Stock Transactions

Class A
Sold	6,541,399	12,816,358	9,733,148	19,474,848
Distributions reinvested	3,309,467	5,887,688	288,188	53,464,780
Capital contribution from adviser	–	–	–	–
Redeemed	(8,329,195)	(20,209,911)	(19,778,004)	(72,370,050)
Total Class A Capital Stock Transactions	1,521,671	(1,505,865)	(9,756,668)	569,578

Class B
Sold	13,110	48,232	5,672	14,553
Distributions reinvested	63,379	261,424	–	1,334,360
Redeemed	(1,070,216)	(1,691,237)	(2,416,654)	(4,841,997)
Total Class B Capital Stock Transactions	(993,727)	(1,381,581)	(2,410,982)	(3,493,084)

Institutional Class
Sold	24,627,810	55,104,895	1,921,068	64,932,409
Distributions reinvested	5,714,208	5,366,176	899,720	12,668,023
Capital contribution from adviser	–	–	–	–
Redeemed	(7,882,169)	(13,675,898)	(4,811,046)	(11,745,778)
Total Institutional Class Capital Stock Transactions	22,459,849	46,795,173	(1,990,258)	65,854,654
Capital Stock Transactions	22,987,793	43,907,727	(14,157,908)	62,931,148

Net Increase/(Decrease) in Net Assets	4,016,004	(12,783,840)	(53,125,905)	(214,477,868)
Net Assets, Beginning of Period	130,943,166	143,727,006	351,402,946	565,880,814
Net Assets, End of Period	$134,959,170	$130,943,166	$298,277,041	$351,402,946
Accumulated undistributed net investment income/(loss)	$483,108	$1,029,078	$(307,269)	$682,683

Capital Stock Share Transactions

Class A shares
Sold	740,654	932,125	1,114,543	1,387,798
Distributions reinvested	350,492	420,820	30,956	3,524,377
Redeemed	(969,515)	(1,453,985)	(2,313,089)	(5,148,565)
Total Class A shares	121,631	(101,040)	(1,167,590)	(236,390)

Capital Stock Share Transactions

Class B shares
Sold	1,482	3,740	703	1,301
Distributions reinvested	7,293	20,002	–	104,084
Redeemed	(131,292)	(131,380)	(330,189)	(404,731)
Total Class B shares	(122,517)	(107,638)	(329,486)	(299,346)

Capital Stock Share Transactions

Institutional Class shares
Sold	2,506,695	3,766,136	199,311	4,191,744
Distributions reinvested	577,383	366,191	88,035	759,019
Redeemed	(896,328)	(967,316)	(542,071)	(786,802)
Total Institutional Class shares	2,187,750	3,165,011	(254,725)	4,163,961

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

Small Cap Index Fund		Mid Cap Growth Fund		Partner Mid Cap Value Fund		Mid Cap Stock Fund
4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008

$117,825	$268,591	$(221,485)	$(375,044)	$565,529	$858,174	$1,660,530	$4,141,664
(1,916,015)	3,465,322	(18,414,966)	6,366,181	(15,795,800)	(11,524,992)	(84,282,221)	(202,901,892)
(715,142)	(17,595,882)	34,391,503	(152,833,881)	11,915,224	(23,766,655)	97,407,518	(298,731,729)
(2,513,332)	(13,861,969)	15,755,052	(146,842,744)	(3,315,047)	(34,433,473)	14,785,827	(497,491,957)

(171,045)	(156,496)	–	–	(888,832)	(453,407)	(4,268,966)	(1,780,710)
(3,946,643)	(5,072,886)	–	(41,457,007)	–	(2,647,499)	–	(151,620,333)
(4,117,688)	(5,229,382)	–	(41,457,007)	(888,832)	(3,100,906)	(4,268,966)	(153,401,043)

1,344,997	2,822,926	9,679,181	22,031,114	1,624,206	1,415,670	13,591,850	40,777,711
4,077,967	5,160,319	–	33,948,162	62,921	659,429	1,881,875	126,907,304
–	–	–	–	–	957	–	–
(5,783,912)	(8,979,542)	(14,114,036)	(44,694,988)	(362,523)	(2,042,613)	(53,570,598)	(168,390,878)
(360,948)	(996,297)	(4,434,855)	11,284,288	1,324,604	33,443	(38,096,873)	(705,863)

–	–	6,823	91,277	–	–	3,193	12,563
–	–	–	2,233,836	–	–	–	1,683,773
–	–	(4,639,347)	(9,130,826)	–	–	(2,798,556)	(5,610,222)
–	–	(4,632,524)	(6,805,713)	–	–	(2,795,363)	(3,913,886)

–	–	17,396,450	37,742,884	376,470	69,218,835	31,320,219	202,707,964
–	–	–	4,816,752	825,239	2,434,685	2,358,076	23,133,529
–	–	–	–	–	9,068	–	–
–	–	(2,846,870)	(7,470,791)	(3,113,124)	(3,327,455)	(26,762,424)	(33,906,179)
–	–	14,549,580	35,088,845	(1,911,415)	68,335,133	6,915,871	191,935,314
(360,948)	(996,297)	5,482,201	39,567,420	(586,811)	68,368,576	(33,976,365)	187,315,565

(6,991,968)	(20,087,648)	21,237,253	(148,732,331)	(4,790,690)	30,834,197	(23,459,504)	(463,577,435)
26,280,253	46,367,901	215,294,886	364,027,217	76,803,506	45,969,309	709,327,407	1,172,904,842
$19,288,285	$26,280,253	$236,532,139	$215,294,886	$72,012,816	$76,803,506	$685,867,903	$709,327,407
$108,416	$161,636	$(247,368)	$(25,883)	$253,304	$576,607	$1,168,710	$3,777,146

204,710	224,146	1,030,330	1,483,331	227,736	136,135	1,630,924	3,075,833
561,615	393,396	–	2,144,546	8,561	57,031	223,237	8,769,841
(833,338)	(716,633)	(1,538,820)	(3,069,784)	(51,987)	(189,064)	(6,613,116)	(12,830,574)
(67,013)	(99,091)	(508,490)	558,093	184,310	4,102	(4,758,955)	(984,900)

–	–	909	6,049	–	–	480	1,166
–	–	–	157,756	–	–	–	141,494
–	–	(562,917)	(691,891)	–	–	(413,102)	(511,002)
–	–	(562,008)	(528,086)	–	–	(412,622)	(368,342)

–	–	1,768,244	2,321,661	53,551	6,336,938	3,517,124	14,655,097
–	–	–	278,909	112,277	209,964	261,718	1,485,519
–	–	(283,215)	(586,073)	(472,575)	(392,674)	(3,145,612)	(2,810,655)
–	–	1,485,029	2,014,497	(306,747)	6,154,228	633,230	13,329,961

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

	Mid Cap Index Fund		Partner Worldwide Allocation Fund
For the periods ended	4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008(a)
Operations
Net investment income/(loss)	$259,588	$523,095	$920,188	$1,725,491
Net realized gains/(losses)	(1,937,847)	2,707,687	(16,288,451)	(8,524,756)
Change in net unrealized appreciation/(depreciation)	1,165,024	(23,343,912)	16,607,050	(33,042,585)
Net Change in Net Assets Resulting From Operations	(513,235)	(20,113,130)	1,238,787	(39,841,850)
Distributions to Shareholders
From net investment income	(433,503)	(371,068)	(1,709,822)	–
From net realized gains	(3,012,694)	(6,334,990)	–	–
Total Distributions to Shareholders	(3,446,197)	(6,706,058)	(1,709,822)	–
Capital Stock Transactions

Class A
Sold	1,420,297	4,397,433	2,170,338	34,871,777
Distributions reinvested	3,412,793	6,607,249	285,320	–
Redeemed	(7,460,211)	(12,149,990)	(727,344)	(8,991,867)
Total Class A Capital Stock Transactions	(2,627,121)	(1,145,308)	1,728,314	25,879,910

Class B
Sold	–	–	–	–
Distributions reinvested	–	–	–	–
Redeemed	–	–	–	–
Total Class B Capital Stock Transactions	–	–	–	–

Institutional Class
Sold	–	–	29,745,394	125,726,410
Distributions reinvested	–	–	1,422,500	–
Capital contribution from adviser	–	–	–	–
Redeemed	–	–	(223,004)	(48,944,657)
Total Institutional Class Capital Stock Transactions	–	–	30,944,890	76,781,753
Capital Stock Transactions	(2,627,121)	(1,145,308)	32,673,204	102,661,663

Net Increase/(Decrease) in Net Assets	(6,586,553)	(27,964,496)	32,202,169	62,819,813
Net Assets, Beginning of Period	33,050,043	61,014,539	62,819,813	–
Net Assets, End of Period	$26,463,490	$33,050,043	$95,021,982	$62,819,813
Accumulated undistributed net investment income/(loss)	$173,845	$347,760	$774,597	$1,564,231

Capital Stock Share Transactions

Class A shares
Sold	198,479	354,970	377,710	3,525,532
Distributions reinvested	461,356	500,576	46,394	–
Redeemed	(1,008,175)	(976,118)	(129,689)	(919,094)
Total Class A shares	(348,340)	(120,572)	294,415	2,606,438

Capital Stock Share Transactions

Class B shares
Sold	–	–	–	–
Distributions reinvested	–	–	–	–
Redeemed	–	–	–	–
Total Class B shares	–	–	–	–

Capital Stock Share Transactions

Institutional Class shares
Sold	–	–	5,186,149	12,675,097
Distributions reinvested	–	–	230,925	–
Redeemed	–	–	(42,212)	(4,977,366)
Total Institutional Class shares	–	–	5,374,862	7,697,731

(a)	For the period from February 29, 2008 (inception) through October 31, 2008

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

Partner International Stock Fund		Large Cap Growth Fund		Large Cap Value Fund		Large Cap Stock Fund
4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008

$3,235,930	$12,257,448	$859,702	$1,269,494	$4,860,761	$11,958,111	$10,480,963	$29,682,530
(104,642,620)	(57,037,073)	(76,582,260)	(60,230,430)	(82,123,387)	(45,172,966)	(390,126,309)	(10,617,682)
81,207,506	(294,484,187)	64,153,359	(161,366,548)	26,168,155	(202,362,296)	203,893,475	(1,128,404,559)
(20,199,184)	(339,263,812)	(11,569,199)	(220,327,484)	(51,094,471)	(235,577,151)	(175,751,871)	(1,109,339,711)

(10,894,347)	(13,223,577)	(800,264)	(1,770,087)	(11,677,573)	(9,146,767)	(27,196,895)	(30,085,209)
–	(59,330,101)	–	(38,037,772)	–	(31,209,694)	–	(368,171,333)
(10,894,347)	(72,553,678)	(800,264)	(39,807,859)	(11,677,573)	(40,356,461)	(27,196,895)	(398,256,542)

5,870,265	21,414,324	6,508,639	22,618,073	8,519,501	17,510,029	34,361,934	84,941,128
3,891,676	38,251,800	–	10,360,211	3,869,546	18,210,335	23,516,843	340,680,547
(17,598,595)	(65,070,420)	(10,801,919)	(31,107,522)	(19,930,041)	(62,034,324)	(142,502,129)	(461,397,393)
(7,836,654)	(5,404,296)	(4,293,280)	1,870,762	(7,540,994)	(26,313,960)	(84,623,352)	(35,775,718)

9,689	37,280	1,154	172,752	10,582	41,764	3,322	11,676
–	914,222	–	590,688	–	415,573	–	4,917,844
(2,411,676)	(4,909,421)	(2,390,163)	(3,939,900)	(2,437,152)	(4,761,713)	(11,338,140)	(21,541,574)
(2,401,987)	(3,957,919)	(2,389,009)	(3,176,460)	(2,426,570)	(4,304,376)	(11,334,818)	(16,612,054)

3,174,098	91,009,145	3,069,863	65,015,370	10,148,865	114,143,936	6,753,190	51,249,551
6,921,578	32,737,883	793,651	28,560,519	7,665,151	21,302,734	3,244,140	46,275,285
–	1,320	–	–	–	–	–	–
(4,899,904)	(35,721,811)	(7,185,171)	(108,501,334)	(10,267,622)	(29,443,637)	(14,825,451)	(145,291,442)
5,195,772	88,026,537	(3,321,657)	(14,925,445)	7,546,394	106,003,033	(4,828,121)	(47,766,606)
(5,042,869)	78,664,322	(10,003,946)	(16,231,143)	(2,421,170)	75,384,697	(100,786,291)	(100,154,378)

(36,136,400)	(333,153,168)	(22,373,409)	(276,366,486)	(65,193,214)	(200,548,915)	(303,735,057)	(1,607,750,631)
390,313,417	723,466,585	308,099,348	584,465,834	459,048,579	659,597,494	1,835,962,611	3,443,713,242
$354,177,017	$390,313,417	$285,725,939	$308,099,348	$393,855,365	$459,048,579	$1,532,227,554	$1,835,962,611
$3,005,342	$10,663,759	$829,579	$770,141	$2,752,733	$9,569,545	$5,470,286	$22,186,218

857,049	1,729,984	1,976,344	4,282,033	907,960	1,199,984	2,265,734	3,508,321
518,201	2,901,249	–	1,817,231	384,655	1,131,808	1,483,784	13,019,044
(2,623,363)	(5,526,261)	(3,351,198)	(6,113,108)	(2,163,162)	(4,246,490)	(9,548,605)	(19,312,294)
(1,248,113)	(895,028)	(1,374,854)	(13,844)	(870,547)	(1,914,698)	(5,799,087)	(2,784,929)

1,428	3,188	360	33,564	1,099	3,032	234	562
–	72,727	–	112,298	–	26,402	–	207,242
(359,967)	(422,975)	(796,691)	(819,137)	(259,617)	(326,171)	(807,979)	(975,336)
(358,539)	(347,060)	(796,331)	(673,275)	(258,518)	(296,737)	(807,745)	(767,532)

459,989	7,656,212	889,142	11,217,880	1,101,125	7,430,052	449,593	1,965,943
909,537	2,429,246	226,112	4,682,173	759,678	1,313,185	204,034	1,750,947
(768,369)	(2,534,344)	(2,164,555)	(21,340,501)	(1,179,726)	(2,040,338)	(979,585)	(6,201,737)
601,157	7,551,114	(1,049,301)	(5,440,448)	681,077	6,702,899	(325,958)	(2,484,847)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

	Large Cap Index Fund		Balanced Fund
For the periods ended	4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008
Operations
Net investment income/(loss)	$537,913	$1,249,885	$1,649,969	$5,726,143
Net realized gains/(losses)	(3,825,326)	(2,172,899)	(42,248,545)	(1,698,551)
Change in net unrealized appreciation/(depreciation)	(1,488,998)	(30,406,925)	34,986,579	(88,943,622)
Net Change in Net Assets Resulting From Operations	(4,776,411)	(31,329,939)	(5,611,997)	(84,916,030)
Distributions to Shareholders
From net investment income	(1,167,981)	(1,291,440)	(1,842,576)	(5,867,307)
From net realized gains	–	–	–	(19,859,838)
Total Distributions to Shareholders	(1,167,981)	(1,291,440)	(1,842,576)	(25,727,145)
Capital Stock Transactions

Class A
Sold	2,505,078	5,837,857	5,294,459	12,501,875
Distributions reinvested	1,150,841	1,267,437	1,221,219	18,019,482
Redeemed	(10,992,372)	(16,852,896)	(16,162,087)	(44,509,567)
Total Class A Capital Stock Transactions	(7,336,453)	(9,747,602)	(9,646,409)	(13,988,210)

Class B
Sold	–	–	2,362	42,940
Distributions reinvested	–	–	5,237	487,672
Redeemed	–	–	(2,431,236)	(3,465,255)
Total Class B Capital Stock Transactions	–	–	(2,423,637)	(2,934,643)

Institutional Class
Sold	–	–	360,675	1,622,188
Distributions reinvested	–	–	586,168	6,890,449
Redeemed	–	–	(3,021,171)	(12,901,705)
Total Institutional Class Capital Stock Transactions	–	–	(2,074,328)	(4,389,068)
Capital Stock Transactions	(7,336,453)	(9,747,602)	(14,144,374)	(21,311,921)

Net Increase/(Decrease) in Net Assets	(13,280,845)	(42,368,981)	(21,598,947)	(131,955,096)
Net Assets, Beginning of Period	51,265,474	93,634,455	196,402,403	328,357,499
Net Assets, End of Period	$37,984,629	$51,265,474	$174,803,456	$196,402,403
Accumulated undistributed net investment income/(loss)	$284,193	$914,261	$31,648	$224,255

Capital Stock Share Transactions

Class A shares
Sold	437,687	651,651	648,749	1,079,049
Distributions reinvested	190,222	125,613	149,605	1,490,093
Redeemed	(1,909,132)	(1,884,456)	(2,008,079)	(3,895,037)
Total Class A shares	(1,281,223)	(1,107,192)	(1,209,725)	(1,325,895)

Capital Stock Share Transactions

Class B shares
Sold	–	–	275	3,837
Distributions reinvested	–	–	629	40,118
Redeemed	–	–	(297,310)	(305,609)
Total Class B shares	–	–	(296,406)	(261,654)

Capital Stock Share Transactions

Institutional Class shares
Sold	–	–	44,686	137,077
Distributions reinvested	–	–	72,058	571,981
Redeemed	–	–	(378,078)	(1,157,558)
Total Institutional Class shares	–	–	(261,334)	(448,500)

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

High Yield Fund		Municipal Bond Fund		Income Fund		Core Bond Fund
4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008

$23,707,916	$45,336,694	$26,911,300	$51,746,189	$19,454,043	$41,370,617	$5,571,407	$17,285,925
(29,394,305)	(32,819,754)	(312,361)	2,799,669	(28,597,774)	(18,756,977)	(10,469,793)	(3,608,280)
72,489,328	(147,067,417)	55,650,802	(91,235,351)	40,929,455	(130,736,789)	9,043,041	(47,635,470)
66,802,939	(134,550,477)	82,249,741	(36,689,493)	31,785,724	(108,123,149)	4,144,655	(33,957,825)

(23,215,372)	(45,642,978)	(26,911,300)	(51,746,189)	(19,621,410)	(41,809,100)	(6,077,028)	(17,635,379)
–	–	(1,146,475)	–	–	–	–	–
(23,215,372)	(45,642,978)	(28,057,775)	(51,746,189)	(19,621,410)	(41,809,100)	(6,077,028)	(17,635,379)

20,399,650	31,760,192	55,518,519	152,966,880	11,418,537	23,725,038	8,753,323	19,655,625
10,932,471	23,345,797	21,876,088	40,418,869	7,824,876	17,347,859	4,087,051	11,617,170
(31,352,153)	(90,574,251)	(68,366,233)	(148,751,440)	(30,505,775)	(71,095,311)	(24,254,196)	(63,606,720)
(20,032)	(35,468,262)	9,028,374	44,634,309	(11,262,362)	(30,022,414)	(11,413,822)	(32,333,925)

5,103	31,852	–	125,207	19,577	152,308	–	57,005
44,125	340,121	30,285	242,412	23,062	176,984	9,272	108,420
(3,472,354)	(5,180,354)	(3,967,429)	(8,582,686)	(2,509,822)	(3,757,769)	(1,478,135)	(2,853,071)
(3,423,126)	(4,808,381)	(3,937,144)	(8,215,067)	(2,467,183)	(3,428,477)	(1,468,863)	(2,687,646)

62,707,675	107,467,245	28,023,989	27,906,904	4,432,028	89,788,296	4,569,125	22,733,795
6,803,636	10,978,319	949,821	923,511	9,977,461	20,273,123	1,409,553	4,236,537
(2,501,920)	(4,608,869)	(7,471,750)	(8,685,093)	(11,504,151)	(87,968,405)	(10,319,976)	(33,735,341)
67,009,391	113,836,695	21,502,060	20,145,322	2,905,338	22,093,014	(4,341,298)	(6,765,009)
63,566,233	73,560,052	26,593,290	56,564,564	(10,824,207)	(11,357,877)	(17,223,983)	(41,786,580)

107,153,800	(106,633,403)	80,785,256	(31,871,118)	1,340,107	(161,290,126)	(19,156,356)	(93,379,784)
451,577,604	558,211,007	1,143,708,415	1,175,579,533	647,125,649	808,415,775	289,953,327	383,333,111
$558,731,404	$451,577,604	$1,224,493,671	$1,143,708,415	$648,465,756	$647,125,649	$270,796,971	$289,953,327
$286,842	$(205,702)	$(61,123)	$(61,123)	$143,377	$310,744	$(267,646)	$237,975

5,636,361	6,851,676	5,214,146	13,841,231	1,634,240	2,896,253	1,069,950	2,078,121
3,043,492	5,105,438	2,063,195	3,696,492	1,126,932	2,150,081	499,708	1,238,247
(8,808,508)	(19,712,865)	(6,454,860)	(13,576,328)	(4,397,790)	(8,816,838)	(2,965,527)	(6,761,904)
(128,655)	(7,755,751)	822,481	3,961,395	(1,636,618)	(3,770,504)	(1,395,869)	(3,445,536)

1,441	7,049	–	11,320	2,744	18,204	–	5,921
12,626	73,441	2,902	22,043	3,321	21,748	1,131	11,437
(949,891)	(1,117,194)	(370,378)	(775,705)	(354,524)	(460,922)	(178,297)	(301,885)
(935,824)	(1,036,704)	(367,476)	(742,342)	(348,459)	(420,970)	(177,166)	(284,527)

17,363,429	22,316,275	2,630,021	2,542,866	633,814	10,967,262	555,425	2,378,066
1,891,498	2,427,205	89,323	84,933	1,438,210	2,519,613	172,239	451,234
(708,123)	(1,039,671)	(706,229)	(801,185)	(1,677,084)	(10,826,046)	(1,261,211)	(3,623,321)
18,546,804	23,703,809	2,013,115	1,826,614	394,940	2,660,829	(533,547)	(794,021)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

	Limited Maturity Bond Fund		Money Market Fund
For the periods ended	4/30/2009 (unaudited)	10/31/2008	4/30/2009 (unaudited)	10/31/2008
Operations
Net investment income/(loss)	$9,805,730	$21,456,247	$8,733,045	$51,165,379
Net realized gains/(losses)	(6,441,375)	(3,665,696)	190,901	(67,104)
Change in net unrealized appreciation/(depreciation)	8,722,141	(42,196,553)	–	–
Net Change in Net Assets Resulting From Operations	12,086,496	(24,406,002)	8,923,946	51,098,275
Distributions to Shareholders
From net investment income	(9,917,225)	(21,722,771)	(8,923,946)	(51,098,275)
Total Distributions to Shareholders	(9,917,225)	(21,722,771)	(8,923,946)	(51,098,275)
Capital Stock Transactions

Class A
Sold	11,519,790	25,027,579	504,898,880	1,426,400,808
Distributions reinvested	1,519,791	4,245,204	7,427,392	40,198,084
Redeemed	(28,556,146)	(41,260,414)	(567,575,883)	(1,344,504,046)
Total Class A Capital Stock Transactions	(15,516,565)	(11,987,631)	(55,249,611)	122,094,846

Class B
Sold	7,039	35,880	133,026	874,632
Distributions reinvested	6,971	36,515	3,383	35,163
Redeemed	(1,551,577)	(192,321)	(1,183,976)	(1,391,550)
Total Class B Capital Stock Transactions	(1,537,567)	(119,926)	(1,047,567)	(481,755)

Institutional Class
Sold	31,067,113	146,750,945	1,142,580,994	2,204,653,813
Distributions reinvested	8,262,627	17,062,042	1,326,354	10,094,723
Redeemed	(24,024,021)	(54,145,739)	(1,113,955,452)	(2,416,514,046)
Total Institutional Class Capital Stock Transactions	15,305,719	109,667,248	29,951,896	(201,765,510)
Capital Stock Transactions	(1,748,413)	97,559,691	(26,345,282)	(80,152,419)

Net Increase/(Decrease) in Net Assets	420,858	51,430,918	(26,345,282)	(80,152,419)
Net Assets, Beginning of Period	468,886,454	417,455,536	1,530,265,390	1,610,417,809
Net Assets, End of Period	$469,307,312	$468,886,454	$1,503,920,108	$1,530,265,390
Accumulated undistributed net investment income/(loss)	$18,431	$129,926	$(113,250)	$77,651

Capital Stock Share Transactions

Class A shares
Sold	1,020,217	2,041,303	504,898,878	1,426,400,806
Distributions reinvested	135,008	348,358	7,427,393	40,198,083
Redeemed	(2,525,034)	(3,387,783)	(567,575,881)	(1,344,504,044)
Total Class A shares	(1,369,809)	(998,122)	(55,249,610)	122,094,845

Capital Stock Share Transactions

Class B shares
Sold	611	2,968	133,026	874,631
Distributions reinvested	621	2,994	3,383	35,163
Redeemed	(135,899)	(15,842)	(1,183,976)	(1,391,549)
Total Class B shares	(134,667)	(9,880)	(1,047,567)	(481,755)

Capital Stock Share Transactions

Institutional Class shares
Sold	2,743,396	11,867,184	1,142,580,993	2,204,653,813
Distributions reinvested	733,820	1,404,278	1,326,354	10,094,723
Redeemed	(2,142,271)	(4,440,404)	(1,113,955,452)	(2,416,514,046)
Total Institutional Class shares	1,334,945	8,831,058	29,951,895	(201,765,510)

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into twenty-nine separate series (each a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. As of April 30, 2009, the Trust consisted of four allocation funds, seventeen equity funds, two hybrid funds, five fixed-income funds, and one money market fund. Thrivent Real Estate Securities Fund, Thrivent Equity Income Plus Fund and Thrivent Diversified Income Plus Fund have a fiscal year end on a calendar-year basis and are presented under a separate report.

At a meeting held on November 11, 2008, the Board of Trustees of Thrivent Mutual Funds voted to liquidate Thrivent Small Cap Index Fund, Thrivent Mid Cap Index Fund and Thrivent Large Cap Index Fund. At a meeting held on May 15, 2009, the shareholders of Thrivent Technology Fund voted to approve the merger of Technology Fund into Thrivent Large Cap Growth Fund. The liquidations and merger occurred on June 12, 2009.

As of April 30, 2009, the Trust includes two classes of shares: Class A and Institutional Class. Class B shares had previously been offered, but effective October 16, 2004, the Trust no longer offered Class B shares for sale. On February 11, 2009, the Trust converted all outstanding Class B shares to Class A Shares. The classes of shares differ principally in their respective distribution expenses and arrangements. Class A shares have a 0.25% annual 12b-1 fee and a maximum front-end sales load of 5.50% for equity funds and 4.50% for fixed-income funds. Institutional Class shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Although no longer in existence, Class B shares were offered at net asset value and had a 1.00% annual 12b-1 fee. In addition, Class B shares had a maximum deferred sales charge of 5.00%. The deferred sales charge declined by 1.00% per year through the fifth year.

The following Funds had all three classes of shares but now have only Class A and Institutional Class shares: Partner Small Cap Value Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Partner International Stock Fund, Large Cap Growth Fund, Large Cap Value Fund, Large Cap Stock Fund, Balanced Fund, High Yield Fund, Municipal Bond Fund, Income Fund, Core Bond Fund, Limited Maturity Bond Fund and Money Market Fund. Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, Partner Small Cap Growth Fund, Partner Mid Cap Value Fund and Partner Worldwide Allocation Fund offered Class A and Institutional Class shares; they never offered Class B Shares. Before they were liquidated, Small Cap Index Fund, Mid Cap Index Fund and Large Cap Index Fund offered Class A shares only. Prior to its merger and the conversion of the remaining Class B shares to Class A, the Technology Fund had all three classes of shares.

All outstanding Class B shares were converted to Class A shares on February 11, 2009. At that time, the following Funds converted the following Class B shares and amounts into Class A shares:

Fund	Amount	Converted from Class B Shares	Converted to Class A Shares
Technology	$244,987	119,506	111,866
Partner Small Cap Value	789,976	99,356	91,739
Small Cap Stock	1,673,912	232,165	193,964
Mid Cap Growth	3,348,344	404,389	356,966
Mid Cap Stock	2,026,011	297,943	242,927
Partner International Stock	1,717,870	260,283	254,123
Large Cap Growth	1,820,799	606,932	551,757
Large Cap Value	1,697,960	184,561	184,561
Large Cap Stock	7,888,486	568,744	524,500
Balanced	1,695,326	207,506	207,000
High Yield	2,316,948	624,514	624,514
Municipal Bond	2,780,404	256,969	256,732
Income	1,744,440	244,662	244,319
Core Bond	1,057,122	127,364	127,364
Limited Maturity Bond	1,490,859	130,548	130,663
Money Market	865,976	865,976	865,976

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown; this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Trust’s independent pricing service. Money Market Fund and the Trust’s investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees. As of April 30, 2009, the following funds held fair-valued securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
High Yield	4	0.52%
Income	1	0.15%
Core Bond	1	0.37%
Limited Maturity Bond	2	1.15%

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 – Fair Value Measurements (FAS 157). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

(B) Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from sales of foreign currency, exchange gains or losses between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the foreign currency contract increases in value to the Fund, the Fund receives collateral from the counterparty. During the six months ended April 30, 2009, Technology Fund, Partner Small Cap Value Fund, Partner Worldwide Allocation Fund, Partner International Stock Fund and Balanced Fund engaged in this type of investment.

(D) Foreign Denominated Investments – Foreign-denominated assets and currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(E) Federal Income Taxes – No provision has been made for income taxes because each Fund’s policy is to qualify as regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding on the Statement of Operations.

In June 2006, the FASB issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (FIN 48), an interpretation of FASB Statement 109 that requires additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

FIN 48 requires management of the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Fund include Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of April 30, 2009, open Federal, Minnesota, Wisconsin, and Massachusetts tax years include the tax years ended October 31, 2005, through 2008. Additionally, as of April 30, 2009, the tax year ending October 31, 2004, is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

As of April 30, 2009, Management of the Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(F) Expenses and Income – Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income, expenses which are not class-specific and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is accrued daily and is determined on the basis of interest or discount earned on all debt securities, including accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date.

(G) Custody Earnings Credit – The Funds have a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

(H) Distributions to Shareholders – Dividend and capital gain distributions are recorded on the ex-dividend date. With the exception of Money Market Fund, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year.

Dividends from High Yield Fund, Municipal Bond Fund, Income Fund, Core Bond Fund, Limited Maturity Bond Fund and Money Market Fund are declared daily and paid monthly. Dividends from Money Market Fund also include any short-term net realized gains or losses on the sale of securities. Dividends from Moderate Allocation Fund, Moderately Conservative Allocation Fund and Balanced Fund are declared and paid quarterly. Dividends from the following funds are declared and paid annually: Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Technology Fund, Partner Small Cap Growth Fund, Partner Small Cap Value Fund, Small Cap Stock Fund, Small Cap Index Fund, Mid Cap Growth Fund, Partner Mid Cap Value Fund, Mid Cap Stock Fund, Mid Cap Index Fund, Partner Worldwide Allocation Fund, Partner International Stock Fund, Large Cap Growth Fund, Large Cap Value Fund, Large Cap Stock Fund and Large Cap Index Fund.

(I) Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and have no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty doesn’t buy or sell the Fund’s underlying asset as required. In the case where the Fund has sold an option, the Fund doesn’t have counterparty risk. Counterparty risk on written options is partially mitigated by the Fund’s collateral posting requirements. As the written option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. During the six months ended April 30, 2009, Large Cap Growth Fund, Large Cap Stock Fund, Balanced Fund, Core Bond Fund, and Limited Maturity Bond Fund engaged in these types of investments.

(J) Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default. During the six months ended April 30, 2009, Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, Partner Small Cap Growth Fund, Small Cap Stock Fund, Small Cap Index Fund, Mid Cap Growth Fund, Mid Cap Index Fund, Partner Worldwide Allocation Fund, Large Cap Stock Fund, Large Cap Index Fund, Balanced Fund, Income Fund, Core Bond Fund and Limited Maturity Bond Fund engaged in this type of investment.

(K) Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static Funds of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the fund’s Schedule of Investments for additional information as of April 30, 2009. During the six months ended April 30, 2009, Balanced Fund, High Yield Fund, Income Fund, Core Bond Fund and Limited Maturity Bond Fund engaged in this type of investment.

Total Rate of Return Swaps – A total rate of return swap is a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total rate of return swaps provide the Funds with the additional flexibility of gaining or reducing exposure to a market or securities index by using the most cost-effective vehicle available. During the six months ended April 30, 2009, no funds engaged in this type of investment.

Interest Rate Swaps – An interest rate swap is a swap agreement between two parties to exchange cash flows based on the difference between two interest rates. Typically, one party pays a fixed-rate for a specific period while the other pays a variable-rate based on an underlying index for the same period. Interest rate swaps allow the Funds to manage exposure to interest rate fluctuations. During the six months ended April 30, 2009, Limited Maturity Bond Fund engaged in this type of investment.

(L) Mortgage Dollar Roll Transactions – Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees aid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments, thus enhancing their yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations. During the six months ended April 30, 2009, Balanced Fund, Income Fund, Core Bond Fund and Limited Maturity Bond Fund engaged in this type of investment.

(M) Securities Lending – The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Dresdner Bank AG (“Dresdner”). The Agreement authorizes Dresdner to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. All cash collateral received is invested in Thrivent Financial Securities Lending Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Financial Securities Lending Trust, net of rebates, fees paid to Dresdner for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations and in the Investment in Affiliates subtable after each Funds’ Schedule of Investments. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money. During the six months ended April 30, 2009, all Funds except Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, Partner Worldwide Allocation Fund, Municipal Bond Fund and Money Market Fund had securities on loan. As of April 30, 2009, the value of securities on loan is as follows:

Fund	Securities on Loan
Technology	$1,462,417
Partner Small Cap Growth	12,264,958
Partner Small Cap Value	26,490,485
Small Cap Stock	43,740,414
Small Cap Index	1,603,118
Mid Cap Growth	29,198,852
Partner Mid Cap Value	4,172,441
Mid Cap Stock	55,242,791
Mid Cap Index	2,920,323
Large Cap Growth	8,427,575
Large Cap Value	7,680,725
Large Cap Stock	56,053,817
Large Cap Index	402,257
Balanced	6,763,765
High Yield	32,778,221
Income	8,940,376
Limited Maturity Bond	32,806,144

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

(N) When-Issued and Delayed Delivery Transactions – Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(O) Treasury Inflation Protected Securities – Certain Funds may invest in treasury inflation protected securities (TIPS). These securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received upon maturity or sale of the security. During the six months ended April 30, 2009, Balanced Fund, Income Fund, Core Bond Fund and Limited Maturity Bond Fund engaged in this type of investment.

(P) Repurchase Agreements – Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund must take possession of collateral either directly or through a third-party custodian. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the market value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Funds’ investment adviser Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) or subadviser to be creditworthy. During the six months ended April 30, 2009, Mid Cap Stock Fund, Large Cap Stock Fund and Core Bond Fund engaged in these types of investments.

(Q) Equity-Linked Structured Securities – Certain funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option which is recognized as income. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. During the six months ended April 30, 2009, Balanced Fund, High Yield Fund, Core Bond Fund and Limited Maturity Bond Fund engaged in this type of investment.

(R) Credit Risk – The Funds may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(S) Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(T) Temporary Guarantee Program – The Trust, on behalf of Thrivent Money Market Fund, was a participant in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) during the Program’s initial phase from September 19, 2008 through December 18, 2008 and the first extension of the Program from December 19, 2008 through April 30, 2009. The U.S. Treasury has extended the Program for a second time through September 18, 2009, and the Trust, on behalf of the Fund, is a participant in this second extension of the Program.

The Program continues to guarantee the share price of a fund held by shareholders as of September 19, 2008, at $1.00 per share. Persons who were not shareholders as of September 19, 2008 are not covered by the Program.

The guarantee under the Program would be triggered if a fund’s per share net asset value falls below $0.995 (a “Guarantee Event”) and the fund commences the process of liquidation. Under the terms of the Program, the U.S. Treasury guarantees payment to each eligible shareholder the difference between the amount received in liquidation and the amount that eligible shareholder would have received had the net asset value of the fund been $1.00 per share. If the number of shares held by the eligible shareholder in a participating fund fluctuates over the duration of the Program, the Program would cover the lesser of (i) the number of shares held by the eligible

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

shareholder in the fund as of September 19, 2008, or (ii) the number of shares held by the eligible shareholder as of the date of the Guarantee Event.

To participate in the initial phase of the Program, Thrivent Money Market Fund was required to pay an initial participation fee in the amount of 0.01% of the total net assets of the Portfolio as of September 19, 2008. To participate in the first extension of the Program, the Fund was required to pay a participation fee of 0.015% of the total net assets of the Fund as of September 19, 2008. To participate in the second extension of the Program, the Fund was required to pay a participation fee of 0.015% of the total net assets of the Fund as of September 19, 2008.

(U) Loan Commitments – Certain Funds may enter into loan commitments, which generally have interest rates that reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments.

(V) Recent Accounting Pronouncements – In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 – Disclosures about Derivative Instruments and Hedging Activities: An Amendment of FASB Statement No. 133 (“FAS 161”). FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. The provisions are effective for fiscal years beginning after November 15, 2008. Management of the Fund is currently evaluating the impact that FAS 161 will have on the Fund’s financial statements.

(W) Amortization of Offering Costs – The offering costs referenced in the Statement of Operations are costs incurred by the Fund in order to establish it for sale. These costs generally include costs related to registering the shares for sale with the various states as well as any legal costs associated with registering the Fund. These costs are amortized over a period of 12 months from inception.

(X) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Fund (M - Millions)	$0 to $50M	$50 to $100M	$100 to $200M	$200 to $250M	$250 to $500M	$500 to $750M	$750 to $1,000M	$1,000 to $2,000M	$2,000 to $2,500M	$2,500 to $5,000M	Over $5,000M
Aggressive Allocation	0.150%	0.150%	0.150%	0.150%	0.150%	0.125%	0.125%	0.125%	0.100%	0.100%	0.100%
Moderately Aggressive Allocation	0.150%	0.150%	0.150%	0.150%	0.150%	0.125%	0.125%	0.125%	0.100%	0.100%	0.100%
Moderate Allocation	0.150%	0.150%	0.150%	0.150%	0.150%	0.125%	0.125%	0.125%	0.100%	0.100%	0.100%
Moderately Conservative Allocation	0.150%	0.150%	0.150%	0.150%	0.150%	0.125%	0.125%	0.125%	0.100%	0.100%	0.100%
Technology	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Partner Small Cap Growth	0.900%	0.900%	0.900%	0.900%	0.900%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%
Partner Small Cap Value	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Small Cap Stock	0.700%	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.550%	0.525%
Small Cap Index	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%
Mid Cap Growth	0.450%	0.450%	0.400%	0.400%	0.350%	0.300%	0.300%	0.250%	0.250%	0.250%	0.250%
Partner Mid Cap Value	0.750%	0.750%	0.750%	0.750%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Mid Cap Stock	0.700%	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.550%	0.525%
Mid Cap Index	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%
Partner Worldwide Allocation	0.900%	0.900%	0.900%	0.900%	0.850%	0.850%	0.850%	0.850%	0.850%	0.850%	0.850%
Partner International Stock	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Large Cap Growth	0.750%	0.750%	0.750%	0.750%	0.750%	0.700%	0.700%	0.650%	0.650%	0.600%	0.575%
Large Cap Value	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
Large Cap Stock	0.650%	0.650%	0.650%	0.650%	0.650%	0.575%	0.575%	0.500%	0.475%	0.450%	0.425%
Large Cap Index	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%	0.250%
Balanced	0.550%	0.550%	0.550%	0.550%	0.550%	0.500%	0.500%	0.475%	0.475%	0.450%	0.425%
High Yield	0.400%	0.400%	0.400%	0.400%	0.400%	0.350%	0.350%	0.300%	0.300%	0.300%	0.300%
Municipal Bond	0.450%	0.450%	0.450%	0.450%	0.450%	0.400%	0.400%	0.350%	0.350%	0.325%	0.300%
Income	0.350%	0.350%	0.350%	0.350%	0.350%	0.325%	0.325%	0.300%	0.300%	0.300%	0.300%
Core Bond	0.450%	0.450%	0.450%	0.450%	0.450%	0.400%	0.400%	0.375%	0.375%	0.350%	0.325%
Limited Maturity Bond	0.300%	0.300%	0.300%	0.300%	0.300%	0.275%	0.275%	0.250%	0.250%	0.250%	0.250%
Money Market	0.500%	0.500%	0.500%	0.500%	0.500%	0.400%	0.350%	0.325%	0.325%	0.300%	0.275%

At a special shareholder meeting on May 15, 2009, the applicable shareholders voted to approve a new advisory fee structure for the four Asset Allocation Funds: Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund. Under the new fee structure, which went into effect on June 1, 2009, each Asset Allocation Fund would continue to pay the investment advisory fees displayed above for its asset allocation work. In addition, for investments (other than underlying Thrivent Mutual Funds) held directly by the Asset Allocation Funds, each Asset Allocation Fund will pay an additional advisory fee. The fee payable on such investments for Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation will be 0.60%, 0.55%, 0.50% and 0.45% of average daily net assets, respectively.

In addition, at a Board of Trustees meeting held on May 28, 2009, the Board, including the independent Trustees, approved, with respect to Mid Cap Value Fund, a change in the breakpoint level from $250 million to $200 million; therefore, for assets over $200 million, the advisory fee would be 0.700% as opposed to 0.750%. This breakpoint change is slated to go into effect on or about July 1, 2009.

(B) Sub-Adviser Fees – The following subadviser fees are charged as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Fund.

Partner Small Cap Growth Fund

The Adviser had entered into a subadvisory agreement with Turner Investment Partners, Inc. (“Turner”) for the performance of subadvisory services. The fee payable is equal to 0.65% of the first $100 million of average daily net assets and 0.60% for assets over $100 million. Thrivent Partner Small Cap Growth Portfolio is included in determining breakpoints for the assets managed by Turner.

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

Partner Small Cap Value Fund

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services. The fee payable is 0.60% of average daily net assets.

Partner Mid Cap Value Fund

The Adviser has entered into a subadvisory agreement with Goldman Sachs Asset Management, LP (“GSAM”) for the performance of subadvisory services. The fee payable is equal to 0.50% of average daily net assets for the first $250 million and 0.45% for assets over $250 million. Thrivent Partner Mid Cap Value Portfolio is included in determining breakpoints for the assets managed by GSAM.

At a Board of Trustees meeting held on May 28, 2009, the Board, including the independent Trustees, approved a change in the breakpoint level from $250 million to $200 million; therefore, for assets over $200 million, the subadvisory fee would be 0.45% as opposed to 0.50%. This breakpoint change is slated to go into effect on or about July 1, 2009.

Partner Worldwide Allocation Fund

The Adviser has entered into subadvisory agreements with Mercator Asset Management, LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen Asset Management Investment Services Limited (“Aberdeen”), Victory Capital Management, Inc. (“Victory”) and GSAM for the performance of subadvisory services.

The fee payable for Mercator is equal to 0.75% of the first $25 million of average daily net assets, 0.60% of the next $25 million, 0.55% of the next $25 million, 0.50% of the next $225 million, 0.40% of the next $200 million and 0.20% of average daily net assets over $500 million. Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner International Stock Fund and Thrivent Partner International Stock Portfolio will be included in determining breakpoints for the assets managed by Mercator.

The fee payable for Principal is equal to 0.35% of the first $500 million of average daily net assets, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner International Stock Fund and Thrivent Partner International Stock Portfolio will be included in determining breakpoints for the assets managed by Principal.

The fee payable for Aberdeen is equal to 0.85% of the first $50 million of average daily net assets, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Emerging Markets Portfolio will be included in determining breakpoints for the assets managed by Aberdeen.

The fee payable for Victory is equal to 0.95% of the first $25 million of average daily net assets, 0.85% of the next $75 million and 0.80% of average daily net assets over $100 million. Thrivent Partner Worldwide Allocation Portfolio will be included in determining breakpoints for the assets managed by Victory.

The fee payable for GSAM is equal to 0.55% of the first $50 million of average daily net assets, 0.50% of the next $200 million and 0.45% of average daily net assets over $250 million. Thrivent Partner Worldwide Allocation Portfolio will be included in determining breakpoints for the assets managed by GSAM.

Partner International Stock Fund

The Adviser has entered into subadvisory agreements with Mercator and Principal for the performance of subadvisory services.

The fee payable for Mercator is equal to 0.75% of the first $25 million of average daily net assets, 0.60% of the next $25 million, 0.55% of the next $25 million, 0.50% of the next $225 million, 0.40% of the next $200 million and 0.20% of average daily net assets over $500 million. Thrivent Partner International Stock Portfolio, Thrivent Partner Worldwide Allocation Fund and Thrivent Partner Worldwide Allocation Portfolio will be included in determining breakpoints for the assets managed by Mercator.

The fee payable for Principal is equal to 0.35% of the first $500 million of average daily net assets, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. Thrivent Partner International Stock Portfolio, Thrivent Partner Worldwide Allocation Fund and Thrivent Partner Worldwide Allocation Portfolio will be included in determining breakpoints for the assets managed by Principal.

(C) Expense Reimbursements – As of April 30, 2009, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A	Institutional Class	Expiration Date
Aggressive Allocation	1.25%	0.90%	5/15/2011
Moderately Aggressive Allocation	1.15%	0.81%	5/15/2011
Moderate Allocation	1.07%	0.74%	5/15/2011
Moderately Conservative Allocation	0.98%	0.72%	5/15/2011
Technology	1.47%	—	2/28/2010
Small Cap Index	0.95%	N/A	2/28/2010
Partner Mid Cap Value	1.25%	—	2/28/2010
Mid Cap Index	0.60%	N/A	2/28/2010
Partner Worldwide Allocation	1.30%	0.95%	2/28/2010
Large Cap Growth	1.17%	—	2/28/2010
Large Cap Index	0.60%	N/A	2/28/2010

As of April 30, 2009, the following contractual expense reimbursements, as a percentage of net assets, were in effect:

Fund	Class A	Institutional Class	Expiration Date
Partner Small Cap Value	0.10%	—	2/28/2010
Core Bond	0.10%	—	2/28/2010
Money Market	0.20%	0.10%	2/28/2010

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

As of October 15, 2004, all Class B shares net operating expenses were limited to the following percentage of daily net assets of Class B shares: Technology Fund, 3.34%; Partner Small Cap Value Fund, 2.63%; Small Cap Stock Fund, 2.43%; Mid Cap Growth Fund, 2.31%; Mid Cap Stock Fund, 2.39%; Partner International Stock Fund, 2.79%; Large Cap Growth Fund, 2.55%; Large Cap Value Fund, 2.21%; Large Cap Stock Fund, 0.89%; Balanced Fund, 2.06%; High Yield Fund, 1.73%; Municipal Bond Fund, 1.47%; Income Fund, 1.63%; Core Bond Fund, 1.95%; Limited Maturity Bond Fund, 0.89%; and Money Market Fund, 1.95%. These reimbursements were in effect until all remaining Class B shares were converted to Class A shares.

Class B share expenses were being voluntarily reimbursed to limit expenses to 2.75% of average daily net assets for Technology Fund and Partner International Stock Fund. Additionally, Class B share expenses were being voluntarily reimbursed to limit expenses to 1.01% of average daily net assets for Money Market Fund.

Each equity, hybrid and fixed-income fund may invest in High Yield Fund and Money Market Fund, subject to certain limitations. During the six months ended April 30, 2009, Balanced Fund, Income Fund, Core Bond Fund and Limited Maturity Bond Fund invested in High Yield Fund. During the six months ended April 30, 2009, all funds, with the exception of Municipal Bond Fund, invested in Money Market Fund. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to the advisory fee for that Fund or the amount of the advisory fee which is charged to the Fund for its investment in High Yield Fund and Money Market Fund.

(D) Distribution Plan – Thrivent Investment Management, Inc. (“Thrivent Investment Mgt.”) is the Trust's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Class A shares have a Rule 12b-1 fee of up to 0.25% (up to 0.125% for Limited Maturity Bond Fund and Money Market Fund) of average net assets. Class B shares had a Rule 12b-1 fee of up to 1.00% (up to 0.25% for Limited Maturity Bond Fund and up to 0.875% for Money Market Fund) of average net assets.

(E) Sales Charges and Other Fees – For the six months ended April 30, 2009, Thrivent Investment Mgt. received $4,607,762 of aggregate underwriting concessions from the sales of the Trust’s Class A and Class B shares and aggregate deferred sales charges of $6,437 from redemptions of Class A and Class B shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.

The Trust has entered into an accounting and administrative services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. For the six months ended April 30, 2009, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $1,873,641 from the Trust.

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (“Thrivent Investor Services”) to provide the Funds with transfer agent services. For the six months ended April 30, 2009, Thrivent Investor Services received $8,652,520 for transfer agent services from the Trust.

Each Trustee is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in any one of the Thrivent Mutual Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares designated to the selected Thrivent Mutual Funds. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The deferred fee liability is an unsecured liability.

Those Trustees not participating in the above plan received $95,473 in fees from the Trust for the six months ended April 30, 2009. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses occurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent trustees of the Funds are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt. and Thrivent Investor Services; however, they receive no compensation from the Funds.

(E) Indirect Expenses – Some Funds invest in other mutual funds. Fees and expenses of those underlying funds are not included in those Funds’ expense ratios. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax-basis, and components of distributable earnings, are finalized. Therefore, as of April 30, 2009, tax-basis balances have not been determined.

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

At October 31, 2008, the following Funds had accumulated net realized capital loss carryovers expiring as follows:

Fund	Capital Loss Carryover	Expiration Year

Moderately Conservative Allocation	$1,898,168	2016

	$1,898,168

Technology	7,552,067	2009
	13,695,973	2010
	1,279,762	2011
	1,471,537	2012
	9,768,128	2016

	$33,767,467

Partner Small Cap Growth	17,234,079	2016

	$17,234,079

Small Cap Stock	56,796,824	2016

	$56,796,824

Mid Cap Growth	6,613,531	2009
	6,613,531	2010

	$13,227,062

Partner Mid Cap Value	9,624,918	2016

	$9,624,918

Mid Cap Stock	187,384,921	2016

	$187,384,921

Partner Worldwide Allocation	8,374,773	2016

	$8,374,773

Partner International Stock	5,685,578	2010
	54,235,414	2016

	$59,920,992

Large Cap Growth	4,358,032	2009
	2,179,015	2010
	58,780,314	2016

	$65,317,361

Large Cap Value	44,030,473	2016

	$44,030,473

Large Cap Stock	19,022,633	2009
	45,072,180	2010

	$64,094,813

Large Cap Index	2,326,801	2014
	1,521,990	2016

	$3,848,791

Balanced	2,175,482	2016

	$2,175,482

High Yield	125,418,013	2009
	223,628,596	2010
	90,973,334	2011
	11,792,481	2012
	1,037,644	2013
	1,574,393	2014
	32,937,341	2016

	$487,361,802

Income	17,362,752	2010
	9,939,596	2014
	21,119,656	2016

	$48,422,004

Core Bond	1,246,299	2012
	1,300,054	2013
	9,402,862	2014
	1,199,140	2015
	5,142,913	2016

	$18,291,268

Limited Maturity Bond	413,501	2013
	602,582	2014
	4,732,345	2016

	$5,748,428

Money Market	19,536	2015
	67,104	2016

	$86,640

To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

(5) DISTRIBUTIONS BY CLASS

Net investment income, net realized gain and return of capital distributions by class for the Funds were as follows:

	Net Investment Income
	For the period ended, April 30, 2009			For the period ended, October 31, 2008
Fund	Class A	Class B	Institutional Class	Class A	Class B	Institutional Class
Aggressive Allocation	$3,250,691	N/A	$805,204	$8,890,283	N/A	$1,652,464
Moderately Aggressive Allocation	17,094,210	N/A	1,578,240	25,225,049	N/A	2,136,475
Moderate Allocation	15,390,950	N/A	640,324	31,678,877	N/A	1,211,514
Moderately Conservative Allocation	6,538,070	N/A	239,783	12,739,893	N/A	472,296
Partner Small Cap Value	282,620	–	1,103,188	22,845	–	422,937
Small Cap Stock	290,927	–	908,468	–	–	–
Small Cap Index	171,045	N/A	N/A	156,496	N/A	N/A
Partner Mid Cap Value	63,593	N/A	825,239	80,631	N/A	372,776
Mid Cap Stock	1,905,574	–	2,363,392	882,733	–	897,977
Mid Cap Index	433,503	N/A	N/A	371,068	N/A	N/A
Partner Worldwide Allocation	287,323	N/A	1,422,499	–	N/A	–
Partner International Stock	3,941,031	–	6,953,316	6,346,831	30,401	6,846,345
Large Cap Growth	–	–	800,264	66,473	–	1,703,614
Large Cap Value	3,982,320	–	7,695,253	3,600,764	–	5,546,003
Large Cap Stock	23,916,161	–	3,280,734	25,081,308	–	5,003,901
Large Cap Index	1,167,981	N/A	N/A	1,291,440	N/A	N/A
Balanced	1,250,889	5,441	586,246	4,022,164	47,452	1,797,691
High Yield	15,683,952	70,860	7,460,560	33,814,321	477,706	11,350,951
Municipal Bond	25,788,847	35,640	1,086,813	50,229,230	287,077	1,229,882
Income	9,431,386	29,776	10,160,248	20,968,697	198,932	20,641,471
Core Bond	4,601,191	11,234	1,464,603	13,130,160	113,089	4,392,130
Limited Maturity Bond	1,605,649	16,500	8,295,076	4,508,498	70,353	17,143,920
Money Market	7,591,747	3,632	1,328,567	40,930,252	36,188	10,131,835

	Net Realized Gains
	For the period ended, April 30, 2009			For the period ended, October 31, 2008
Fund	Class A	Class B	Institutional Class	Class A	Class B	Institutional Class
Aggressive Allocation	$14,721,551	N/A	$2,729,684	$5,243,999	N/A	$909,795
Moderately Aggressive Allocation	18,857,427	N/A	1,499,314	11,838,262	N/A	937,570
Moderate Allocation	5,390,279	N/A	205,731	12,298,177	N/A	423,407
Moderately Conservative Allocation	–	N/A	–	2,833,296	N/A	105,131
Partner Small Cap Growth	–	N/A	–	655,780	N/A	2,786,336
Partner Small Cap Value	3,055,726	63,535	4,613,369	5,923,738	262,617	4,948,003
Small Cap Stock	–	–	–	53,935,606	1,339,995	12,855,546
Small Cap Index	3,946,643	N/A	N/A	5,072,886	N/A	N/A
Mid Cap Growth	–	–	–	34,384,412	2,237,207	4,835,388
Partner Mid Cap Value	–	N/A	–	585,586	N/A	2,061,913
Mid Cap Stock	–	–	–	127,564,386	1,685,283	22,370,664
Mid Cap Index	3,012,694	N/A	N/A	6,334,990	N/A	N/A
Partner International Stock	–	–	–	32,364,408	886,185	26,079,508
Large Cap Growth	–	–	–	10,470,092	592,991	26,974,689
Large Cap Value	–	–	–	15,021,009	417,960	15,770,725
Large Cap Stock	–	–	–	321,637,542	4,926,938	41,606,853
Balanced	–	–	–	14,315,025	451,222	5,093,591
Municipal Bond	1,105,887	3,232	37,356	–	–	–

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

(6) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended April 30, 2009, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities were as follows:

	In thousands
Fund	Purchases	Sales
Aggressive Allocation	$13,670	$2,146
Moderately Aggressive Allocation	35,652	15,902
Moderate Allocation	33,160	30,128
Moderately Conservative Allocation	14,527	8,104
Technology	11,115	12,075
Partner Small Cap Growth	38,567	38,884
Partner Small Cap Value	20,837	4,350
Small Cap Stock	455,241	463,067
Small Cap Index	2,068	6,261
Mid Cap Growth	72,069	72,062
Partner Mid Cap Value	33,314	28,492
Mid Cap Stock	242,244	269,594
Mid Cap Index	3,346	7,893
Partner Worldwide Allocation	63,375	30,990
Partner International Stock	131,190	137,216
Large Cap Growth	280,181	296,003
Large Cap Value	154,749	177,668
Large Cap Stock	984,143	1,134,632
Large Cap Index	1,334	11,928
Balanced	114,701	150,750
High Yield	138,325	78,871
Municipal Bond	97,979	70,960
Income	193,643	206,934
Core Bond	58,653	66,508
Limited Maturity Bond	239,572	184,364
Purchases and sales of U.S. Government securities were:

	In thousands
Fund	Purchases	Sales
Aggressive Allocation	$1,501	$–
Moderately Aggressive Allocation	4,004	–
Moderate Allocation	2,002	–
Moderately Conservative Allocation	1,401	–
Partner Small Cap Growth	601	–
Small Cap Stock	601	–
Small Cap Index	100	–
Balanced	117,460	123,951
Income	370,387	394,774
Core Bond	547,247	578,202
Limited Maturity Bond	111,633	183,800

(B) Investments in Restricted Securities – Certain Funds may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of April 30, 2009, the following funds held restricted securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
Balanced	5	1.75%
High Yield	5	2.23%
Income	10	3.32%
Core Bond	4	2.82%
Limited Maturity Bond	8	2.05%

The Funds have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – High Yield Fund invests primarily in high-yielding fixed-income securities. Each of the other Funds, except Money Market Fund, may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

(E) Written Option Contracts – The number of contracts and premium amounts associated with call option contracts written during the six months ended April 30, 2009, were as follows:

	Number of Contracts	Premium Amount
Large Cap Growth
Balance at October 31, 2008	–	$–
Opened	4,442	645,140
Closed	(1,985)	(402,834)
Expired	(1,589)	(99,662)
Exercised	(565)	(118,563)

Balance at April 30, 2009	303	$24,081

Large Cap Stock
Balance at October 31, 2008	–	$–
Opened	13,998	2,350,518
Closed	(6,561)	(1,451,382)
Expired	(3,788)	(271,703)
Exercised	(2,749)	(555,818)

Balance at April 30, 2009	900	$71,615

Thrivent Mutual Funds

Notes to Financial Statements

As of April 30, 2009

	Number of Contracts	Premium Amount
Balanced
Balance at October 31, 2008	–	$–
Opened	846	1,100,993
Closed	(811)	(1,092,348)
Expired	–	–
Exercised	–	–

Balance at April 30, 2009	35	$8,645

Core Bond
Balance at October 31, 2008	–	$–
Opened	3,002	3,791,244
Closed	(2,872)	(3,759,134)
Expired	–	–
Exercised	–	–

Balance at April 30, 2009	130	$32,110

Limited Maturity Bond
Balance at October 31, 2008	–	$–
Opened	2,650	3,165,097
Closed	(2,540)	(3,137,927)
Expired	–	–
Exercised	–	–

Balance at April 30, 2009	110	$27,170

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Funds are permitted to purchase or sell securities from or to certain other Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2009, the Funds engaged in purchases and sales of securities of $3,274,325 and $1,818,001, respectively.

(8) RELATED PARTY TRANSACTIONS

As of April 30, 2009, related parties held the following shares in excess of 5% of Thrivent Mutual Funds:

Fund	Shares	Percent of Fund’s Outstanding Shares
Technology	483,902	5.8%
Partner Small Cap Growth	942,592	9.9%
Partner Mid Cap Value	493,951	5.2%
Partner Worldwide Allocation	4,484,279	28.1%
Core Bond	3,997,044	12.3%

As of April 30, 2009, retirement plans sponsored by Thrivent Financial for Lutherans held the following shares of Thrivent Mutual Funds:

Fund	Shares	Percent of Fund’s Outstanding Shares
Aggressive Allocation	7,004,331	15.6%
Moderately Aggressive Allocation	7,148,712	7.2%
Partner Small Cap Value	1,245,238	9.0%
Partner International Stock	3,549,527	7.0%
Balanced	5,172,841	25.5%

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Mutual Funds

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	$8.26	$0.10	$(0.43)	$(0.33)	$(0.09)	$(0.45)
Year Ended 10/31/2008	13.79	0.16	(5.13)	(4.97)	(0.35)	(0.21)
Year Ended 10/31/2007	11.88	0.14	1.99	2.13	(0.19)	(0.03)
Year Ended 10/31/2006	10.37	0.15	1.49	1.64	(0.13)	–
Year Ended 10/31/2005 (c)	10.00	(0.01)	0.38	0.37	–	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	8.31	0.11	(0.43)	(0.32)	(0.12)	(0.45)
Year Ended 10/31/2008	13.86	0.21	(5.18)	(4.97)	(0.37)	(0.21)
Year Ended 10/31/2007	11.94	0.16	2.02	2.18	(0.23)	(0.03)
Year Ended 10/31/2006	10.39	0.20	1.49	1.69	(0.14)	–
Year Ended 10/31/2005 (c)	10.00	–	0.39	0.39	–	–
MODERATELY AGGRESSIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	8.36	0.15	(0.39)	(0.24)	(0.20)	(0.22)
Year Ended 10/31/2008	13.23	0.24	(4.58)	(4.34)	(0.36)	(0.17)
Year Ended 10/31/2007	11.72	0.21	1.56	1.77	(0.24)	(0.02)
Year Ended 10/31/2006	10.31	0.19	1.35	1.54	(0.13)	–
Year Ended 10/31/2005 (c)	10.00	0.01	0.30	0.31	–	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	8.41	0.16	(0.39)	(0.23)	(0.23)	(0.22)
Year Ended 10/31/2008	13.30	0.27	(4.60)	(4.33)	(0.39)	(0.17)
Year Ended 10/31/2007	11.77	0.23	1.60	1.83	(0.28)	(0.02)
Year Ended 10/31/2006	10.33	0.23	1.35	1.58	(0.14)	–
Year Ended 10/31/2005 (c)	10.00	0.01	0.32	0.33	–	–
MODERATE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	8.42	0.18	(0.33)	(0.15)	(0.17)	(0.06)
Year Ended 10/31/2008	12.32	0.30	(3.62)	(3.32)	(0.41)	(0.17)
Year Ended 10/31/2007	11.30	0.30	1.10	1.40	(0.34)	(0.04)
Year Ended 10/31/2006	10.22	0.27	1.08	1.35	(0.27)	–
Year Ended 10/31/2005 (c)	10.00	0.02	0.22	0.24	(0.02)	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	8.43	0.19	(0.33)	(0.14)	(0.18)	(0.06)
Year Ended 10/31/2008	12.34	0.35	(3.65)	(3.30)	(0.44)	(0.17)
Year Ended 10/31/2007	11.32	0.33	1.09	1.42	(0.36)	(0.04)
Year Ended 10/31/2006	10.23	0.31	1.09	1.40	(0.31)	–
Year Ended 10/31/2005 (c)	10.00	0.03	0.22	0.25	(0.02)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Since fund inception, June 30, 2005.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.54)	$7.39	(3.82)%	$278.3	0.55%	2.99%	0.91%	2.63%	1%
(0.56)	8.26	(37.44)%	264.2	0.53%	0.94%	0.72%	0.75%	15%
(0.22)	13.79	18.27%	332.7	0.38%	0.79%	0.72%	0.45%	15%
(0.13)	11.88	15.95%	176.0	0.10%	0.78%	0.81%	0.07%	8%
–	10.37	3.70%	25.2	0.89%	(0.60)%	1.62%	(1.34)%	3%

(0.57)	7.42	(3.66)%	53.6	0.22%	3.29%	0.22%	3.29%	1%
(0.58)	8.31	(37.27)%	50.4	0.20%	1.26%	0.20%	1.26%	15%
(0.26)	13.86	18.64%	57.8	0.10%	1.11%	0.21%	1.00%	15%
(0.14)	11.94	16.45%	35.8	(0.44)%	1.25%	0.27%	0.53%	8%
–	10.39	3.90%	4.2	0.10%	0.08%	0.87%	(0.69)%	3%

(0.42)	7.70	(2.79)%	710.3	0.52%	4.23%	0.74%	4.01%	2%
(0.53)	8.36	(33.99)%	698.3	0.51%	1.87%	0.61%	1.78%	20%
(0.26)	13.23	15.45%	859.2	0.37%	1.52%	0.61%	1.28%	18%
(0.13)	11.72	15.05%	423.0	0.08%	1.60%	0.67%	1.01%	10%
–	10.31	3.10%	63.2	0.44%	0.45%	1.03%	(0.14)%	4%

(0.45)	7.73	(2.63)%	57.3	0.19%	4.53%	0.19%	4.53%	2%
(0.56)	8.41	(33.83)%	56.2	0.18%	2.21%	0.18%	2.21%	20%
(0.30)	13.30	15.85%	68.9	0.09%	1.86%	0.19%	1.76%	18%
(0.14)	11.77	15.43%	40.1	(0.36)%	2.05%	0.23%	1.46%	10%
–	10.33	3.30%	2.7	(0.04)%	0.88%	0.57%	0.28%	4%

(0.23)	8.04	(1.65)%	738.5	0.51%	4.61%	0.64%	4.49%	4%
(0.58)	8.42	(28.06)%	739.6	0.50%	2.61%	0.55%	2.56%	17%
(0.38)	12.32	12.60%	843.2	0.37%	2.36%	0.56%	2.17%	23%
(0.27)	11.30	13.40%	442.8	0.04%	2.44%	0.61%	1.88%	10%
(0.02)	10.22	2.36%	76.2	0.27%	1.30%	0.90%	0.67%	3%

(0.24)	8.05	(1.49)%	27.7	0.19%	4.92%	0.19%	4.92%	4%
(0.61)	8.43	(27.87)%	28.4	0.18%	2.92%	0.18%	2.92%	17%
(0.40)	12.34	12.84%	27.9	0.11%	2.66%	0.20%	2.57%	23%
(0.31)	11.32	13.83%	17.1	(0.33)%	2.82%	0.24%	2.25%	10%
(0.02)	10.23	2.49%	2.9	(0.13)%	1.67%	0.51%	1.03%	3%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MODERATELY CONSERVATIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	$8.75	$0.18	$(0.20)	$(0.02)	$(0.18)	$–
Year Ended 10/31/2008	11.54	0.34	(2.63)	(2.29)	(0.40)	(0.10)
Year Ended 10/31/2007	10.91	0.36	0.68	1.04	(0.38)	(0.03)
Year Ended 10/31/2006	10.13	0.32	0.77	1.09	(0.31)	–
Year Ended 10/31/2005 (c)	10.00	0.04	0.11	0.15	(0.02)	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	8.77	0.20	(0.21)	(0.01)	(0.19)	–
Year Ended 10/31/2008	11.56	0.37	(2.63)	(2.26)	(0.43)	(0.10)
Year Ended 10/31/2007	10.93	0.37	0.69	1.06	(0.40)	(0.03)
Year Ended 10/31/2006	10.14	0.34	0.79	1.13	(0.34)	–
Year Ended 10/31/2005 (c)	10.00	0.05	0.12	0.17	(0.03)	–
TECHNOLOGY FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	2.35	(0.01)	0.21	0.20	–	–
Year Ended 10/31/2008	4.68	(0.02)	(2.31)	(2.33)	–	–
Year Ended 10/31/2007	3.73	(0.04)	0.99	0.95	–	–
Year Ended 10/31/2006	3.48	(0.03)	0.28	0.25	–	–
Year Ended 10/31/2005	3.28	(0.01)	0.21	0.20	–	–
Period Ended 10/31/2004 (d)	3.20	(0.02)	0.10	0.08	–	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	2.50	(0.01)	0.23	0.22	–	–
Year Ended 10/31/2008	4.95	–	(2.45)	(2.45)	–	–
Year Ended 10/31/2007	3.93	(0.02)	1.04	1.02	–	–
Year Ended 10/31/2006	3.65	(0.01)	0.29	0.28	–	–
Year Ended 10/31/2005	3.42	0.01	0.22	0.23	–	–
Period Ended 10/31/2004 (d)	3.32	(0.01)	0.11	0.10	–	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Since fund inception, June 30, 2005.

(d) For the period from May 1, 2004 to October 31, 2004.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.18)	$8.55	(0.15)%	$321.5	0.48%	4.46%	0.62%	4.32%	3%
(0.50)	8.75	(20.53)%	314.7	0.47%	3.15%	0.56%	3.06%	19%
(0.41)	11.54	9.72%	305.5	0.33%	3.16%	0.57%	2.92%	19%
(0.31)	10.91	10.94%	156.9	0.01%	3.19%	0.65%	2.55%	5%
(0.02)	10.13	1.53%	32.9	0.34%	2.04%	1.21%	1.17%	4%

(0.19)	8.57	(0.02)%	10.4	0.22%	4.75%	0.22%	4.75%	3%
(0.53)	8.77	(20.30)%	11.1	0.22%	3.45%	0.22%	3.45%	19%
(0.43)	11.56	9.91%	9.8	0.12%	3.41%	0.23%	3.31%	19%
(0.34)	10.93	11.35%	6.5	(0.34)%	3.50%	0.30%	2.86%	5%
(0.03)	10.14	1.66%	0.8	0.18%	2.14%	1.03%	1.29%	4%

–	2.55	8.51%	19.9	1.47%	(0.74)%	3.48%	(2.76)%	62%
–	2.35	(49.79)%	19.2	1.47%	(0.58)%	2.07%	(1.18)%	264%
–	4.68	25.47%	42.4	1.49%	(0.96)%	1.98%	(1.46)%	112%
–	3.73	7.18%	40.1	1.45%	(0.78)%	1.97%	(1.30)%	126%
–	3.48	6.10%	42.7	1.52%	(0.40)%	2.04%	(0.92)%	37%
–	3.28	2.50%	42.5	1.70%	(1.32)%	2.22%	(1.84)%	23%

–	2.72	8.80%	1.4	1.39%	(0.66)%	1.41%	(0.68)%	62%
–	2.50	(49.49)%	1.3	1.02%	(0.13)%	1.05%	(0.15)%	264%
–	4.95	25.95%	2.6	0.98%	(0.45)%	0.99%	(0.46)%	112%
–	3.93	7.67%	2.1	0.96%	(0.30)%	0.97%	(0.31)%	126%
–	3.65	6.73%	2.6	0.94%	0.24%	0.95%	0.22%	37%
–	3.42	3.01%	3.0	1.00%	(0.62)%	1.02%	(0.64)%	23%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER SMALL CAP GROWTH FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	$7.72	$(0.01)	$(0.44)	$(0.45)	$–	$–
Year Ended 10/31/2008	13.93	(0.04)	(5.59)	(5.63)	–	(0.58)
Year Ended 10/31/2007	11.69	(0.06)	2.30	2.24	–	–
Year Ended 10/31/2006	10.28	(0.03)	1.44	1.41	–	–
Year Ended 10/31/2005 (c)	10.00	(0.04)	0.32	0.28	–	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	7.79	–	(0.44)	(0.44)	–	–
Year Ended 10/31/2008	14.00	(0.01)	(5.62)	(5.63)	–	(0.58)
Year Ended 10/31/2007	11.73	(0.02)	2.31	2.29	(0.02)	–
Year Ended 10/31/2006	10.28	–	1.45	1.45	–	–
Year Ended 10/31/2005 (c)	10.00	(0.02)	0.30	0.28	–	–
PARTNER SMALL CAP VALUE FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	11.02	0.03	(0.85)	(0.82)	(0.05)	(0.62)
Year Ended 10/31/2008	16.41	0.09	(4.26)	(4.17)	–	(1.22)
Year Ended 10/31/2007	15.65	0.04	1.45	1.49	(0.02)	(0.71)
Year Ended 10/31/2006	14.06	0.07	2.46	2.53	(0.04)	(0.90)
Year Ended 10/31/2005	14.27	0.04	1.61	1.65	(0.01)	(1.85)
Period Ended 10/31/2004 (d)	13.58	0.01	1.02	1.03	–	(0.34)
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	11.53	0.06	(0.87)	(0.81)	(0.14)	(0.62)
Year Ended 10/31/2008	17.10	0.12	(4.37)	(4.25)	(0.10)	(1.22)
Year Ended 10/31/2007	16.26	0.13	1.52	1.65	(0.10)	(0.71)
Year Ended 10/31/2006	14.57	0.12	2.60	2.72	(0.13)	(0.90)
Year Ended 10/31/2005	14.67	0.13	1.67	1.80	(0.05)	(1.85)
Period Ended 10/31/2004 (d)	13.90	0.05	1.06	1.11	–	(0.34)

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Since fund inception, June 30, 2005.

(d) For the period from May 1, 2004 to October 31, 2004.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$–	$7.27	(5.83)%	$9.4	1.53%	(0.53)%	1.56%	(0.56)%	65%
(0.58)	7.72	(41.96)%	9.6	1.42%	(0.44)%	1.43%	(0.45)%	186%
–	13.93	19.16%	15.5	1.20%	(0.52)%	1.46%	(0.77)%	98%
–	11.69	13.72%	12.0	0.91%	(0.31)%	1.72%	(1.12)%	109%
–	10.28	2.80%	9.5	1.61%	(1.16)%	2.42%	(1.97)%	37%

–	7.35	(5.65)%	60.3	1.09%	(0.10)%	1.12%	(0.14)%	65%
(0.58)	7.79	(41.74)%	64.7	1.06%	(0.07)%	1.07%	(0.08)%	186%
(0.02)	14.00	19.55%	64.5	0.92%	(0.25)%	1.13%	(0.45)%	98%
–	11.73	14.11%	29.3	0.53%	0.10%	1.35%	(0.71)%	109%
–	10.28	2.80%	4.2	1.39%	(0.99)%	2.21%	(1.81)%	37%

(0.67)	9.53	(7.31)%	48.1	1.64%	0.89%	1.75%	0.78%	4%
(1.22)	11.02	(26.94)%	54.3	1.35%	0.61%	1.46%	0.49%	35%
(0.73)	16.41	9.77%	82.5	1.25%	0.21%	1.43%	0.03%	34%
(0.94)	15.65	19.08%	79.8	0.95%	0.51%	1.46%	(0.01)%	22%
(1.86)	14.06	12.13%	74.5	1.04%	0.26%	1.55%	(0.25)%	53%
(0.34)	14.27	7.60%	61.4	1.10%	0.61%	1.61%	0.10%	100%

(0.76)	9.96	(6.92)%	86.9	0.79%	1.73%	0.87%	1.65%	4%
(1.32)	11.53	(26.46)%	75.4	0.69%	1.27%	0.80%	1.15%	35%
(0.81)	17.10	10.45%	57.7	0.63%	0.79%	0.80%	0.62%	34%
(1.03)	16.26	19.85%	44.9	0.30%	1.06%	0.82%	0.54%	22%
(1.90)	14.57	12.92%	16.4	0.33%	0.97%	0.84%	0.46%	53%
(0.34)	14.67	8.01%	13.3	0.40%	1.32%	0.91%	0.81%	100%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments

SMALL CAP STOCK FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	$10.33	$(0.01)	$(1.06)	$(1.07)	$(0.01)	$–
Year Ended 10/31/2008	18.98	0.01	(6.34)	(6.33)	–	(2.32)
Year Ended 10/31/2007	18.48	0.01	2.40	2.41	–	(1.91)
Year Ended 10/31/2006	17.79	(0.05)	2.68	2.63	–	(1.94)
Year Ended 10/31/2005	16.39	(0.08)	2.30	2.22	–	(0.82)
Period Ended 10/31/2004 (c)	16.39	(0.04)	0.99	0.95	–	(0.95)
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	11.43	0.04	(1.18)	(1.14)	(0.10)	–
Year Ended 10/31/2008	20.62	0.01	(6.88)	(6.87)	–	(2.32)
Year Ended 10/31/2007	19.82	0.08	2.63	2.71	–	(1.91)
Year Ended 10/31/2006	18.85	(0.04)	2.95	2.91	–	(1.94)
Year Ended 10/31/2005	17.21	0.02	2.44	2.46	–	(0.82)
Period Ended 10/31/2004 (c)	17.12	(0.02)	1.06	1.04	–	(0.95)
SMALL CAP INDEX FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	9.71	0.03	(0.90)	(0.87)	(0.05)	(1.48)
Year Ended 10/31/2008	16.53	0.09	(5.02)	(4.93)	(0.05)	(1.84)
Year Ended 10/31/2007	16.11	0.06	1.53	1.59	(0.02)	(1.15)
Year Ended 10/31/2006	14.28	0.03	2.09	2.12	(0.02)	(0.27)
Year Ended 10/31/2005	12.63	0.03	1.74	1.77	(0.02)	(0.10)
Period Ended 10/31/2004 (c)	12.26	0.02	0.85	0.87	–	(0.50)
MID CAP GROWTH FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	10.24	(0.02)	0.69	0.67	–	–
Year Ended 10/31/2008	19.45	(0.03)	(6.95)	(6.98)	–	(2.23)
Year Ended 10/31/2007	16.17	(0.06)	4.50	4.44	–	(1.16)
Year Ended 10/31/2006	14.59	(0.06)	1.64	1.58	–	–
Year Ended 10/31/2005	12.75	(0.10)	1.94	1.84	–	–
Year Ended 10/31/2004	12.35	(0.02)	0.42	0.40	–	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	11.24	(0.04)	0.83	0.79	–	–
Year Ended 10/31/2008	20.98	(0.08)	(7.43)	(7.51)	–	(2.23)
Year Ended 10/31/2007	17.24	0.06	4.84	4.90	–	(1.16)
Year Ended 10/31/2006	15.44	(0.04)	1.84	1.80	–	–
Year Ended 10/31/2005	13.39	0.01	2.04	2.05	–	–
Year Ended 10/31/2004	12.87	(0.01)	0.53	0.52	–	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) For the period from May 1, 2004 to October 31, 2004.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.01)	$9.25	(10.33)%	$205.8	1.63%	(0.10)%	1.64%	(0.11)%	159%
(2.32)	10.33	(37.25)%	241.9	1.32%	0.09%	1.33%	0.07%	245%
(1.91)	18.98	14.32%	448.9	1.27%	0.03%	1.29%	0.01%	112%
(1.94)	18.48	16.04%	457.5	1.27%	(0.28)%	1.29%	(0.30)%	92%
(0.82)	17.79	13.81%	440.6	1.32%	(0.45)%	1.33%	(0.47)%	114%
(0.95)	16.39	5.88%	397.3	1.36%	(0.49)%	1.38%	(0.51)%	52%

(0.10)	10.19	(9.98)%	92.5	0.77%	0.72%	0.78%	0.71%	159%
(2.32)	11.43	(36.86)%	106.7	0.73%	0.66%	0.74%	0.64%	245%
(1.91)	20.62	14.92%	106.6	0.71%	0.56%	0.73%	0.54%	112%
(1.94)	19.82	16.68%	85.1	0.72%	0.27%	0.74%	0.26%	92%
(0.82)	18.85	14.58%	21.1	0.72%	0.15%	0.74%	0.13%	114%
(0.95)	17.21	6.17%	11.6	0.73%	(0.24)%	0.75%	(0.26)%	52%

(1.53)	7.31	(8.76)%	19.3	0.95%	1.11%	1.78%	0.28%	10%
(1.89)	9.71	(32.77)%	26.3	0.95%	0.73%	1.21%	0.47%	29%
(1.17)	16.53	10.44%	46.4	0.95%	0.36%	1.08%	0.23%	17%
(0.29)	16.11	15.08%	48.0	0.95%	0.21%	1.09%	0.07%	16%
(0.12)	14.28	14.05%	46.9	0.95%	0.21%	1.18%	(0.02)%	17%
(0.50)	12.63	7.11%	35.4	0.95%	0.43%	1.37%	0.01%	17%

–	10.91	6.54%	170.3	1.52%	(0.46)%	1.53%	(0.48)%	37%
(2.23)	10.24	(39.95)%	165.0	1.16%	(0.19)%	1.19%	(0.22)%	85%
(1.16)	19.45	29.25%	302.7	1.16%	(0.32)%	1.18%	(0.34)%	84%
–	16.17	10.83%	264.6	1.19%	(0.37)%	1.21%	(0.38)%	156%
–	14.59	14.43%	269.0	1.26%	(0.71)%	1.28%	(0.72)%	146%
–	12.75	3.24%	250.7	1.36%	(0.95)%	1.36%	(0.95)%	154%

–	12.03	7.03%	66.3	0.54%	0.49%	0.56%	0.48%	37%
(2.23)	11.24	(39.52)%	45.2	0.45%	0.51%	0.48%	0.49%	85%
(1.16)	20.98	30.15%	42.1	0.46%	0.37%	0.48%	0.36%	84%
–	17.24	11.66%	32.3	0.47%	0.34%	0.49%	0.32%	156%
–	15.44	15.31%	11.7	0.49%	0.07%	0.50%	0.06%	146%
–	13.39	4.04%	10.1	0.62%	(0.21)%	0.73%	(0.32)%	154%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER MID CAP VALUE FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	$7.89	$0.04	$(0.35)	$(0.31)	$(0.07)	$–
Year Ended 10/31/2008	12.93	0.12	(4.43)	(4.31)	(0.09)	(0.64)
Year Ended 10/31/2007	11.83	0.11	1.23	1.34	(0.17)	(0.07)
Year Ended 10/31/2006	10.13	0.17	1.57	1.74	(0.04)	–
Year Ended 10/31/2005 (c)	10.00	–	0.13	0.13	–	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	7.92	0.06	(0.36)	(0.30)	(0.10)	–
Year Ended 10/31/2008	12.97	0.10	(4.40)	(4.30)	(0.11)	(0.64)
Year Ended 10/31/2007	11.87	0.16	1.21	1.37	(0.20)	(0.07)
Year Ended 10/31/2006	10.14	0.17	1.61	1.78	(0.05)	–
Year Ended 10/31/2005 (c)	10.00	0.01	0.13	0.14	–	–
MID CAP STOCK FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	9.05	0.02	0.26	0.28	(0.04)	–
Year Ended 10/31/2008	17.98	0.05	(6.60)	(6.55)	(0.01)	(2.37)
Year Ended 10/31/2007	18.61	0.13	2.40	2.53	(0.02)	(3.14)
Year Ended 10/31/2006	17.85	0.02	2.55	2.57	–	(1.81)
Year Ended 10/31/2005	14.74	–	3.11	3.11	–	–
Period Ended 10/31/2004 (d)	13.96	(0.02)	0.80	0.78	–	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	9.74	0.04	0.28	0.32	(0.11)	–
Year Ended 10/31/2008	19.14	0.07	(7.02)	(6.95)	(0.08)	(2.37)
Year Ended 10/31/2007	19.60	0.16	2.60	2.76	(0.08)	(3.14)
Year Ended 10/31/2006	18.63	0.04	2.74	2.78	–	(1.81)
Year Ended 10/31/2005	15.30	0.07	3.26	3.33	–	–
Period Ended 10/31/2004 (d)	14.46	0.02	0.82	0.84	–	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Since fund inception, June 30, 2005.

(d) For the period from May 1, 2004 to October 31, 2004.

*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.07)	$7.51	(3.97)%	$8.4	1.25%	1.39%	1.53%	1.11%	43%
(0.73)	7.89	(35.12)%	7.4	1.25%	1.12%	1.41%	0.96%	100%
(0.24)	12.93	11.45%	12.0	0.95%	0.99%	1.48%	0.46%	96%
(0.04)	11.83	17.19%	7.6	0.31%	1.67%	1.86%	0.12%	43%
–	10.13	1.30%	5.1	1.61%	0.08%	3.10%	(1.41)%	15%

(0.10)	7.52	(3.79)%	63.6	0.94%	1.73%	0.95%	1.71%	43%
(0.75)	7.92	(34.95)%	69.4	0.93%	1.41%	0.95%	1.38%	100%
(0.27)	12.97	11.73%	33.9	0.72%	1.23%	1.06%	0.89%	96%
(0.05)	11.87	17.65%	23.9	(0.14)%	2.08%	1.37%	0.57%	43%
–	10.14	1.40%	3.7	1.17%	0.43%	2.81%	(1.21)%	15%

(0.04)	9.29	3.09%	457.4	1.40%	0.35%	1.40%	0.35%	39%
(2.38)	9.05	(41.38)%	488.9	1.20%	0.34%	1.21%	0.33%	242%
(3.16)	17.98	15.56%	988.9	1.16%	0.72%	1.17%	0.71%	188%
(1.81)	18.61	15.37%	976.3	1.17%	0.12%	1.18%	0.11%	193%
–	17.85	21.10%	928.0	1.21%	(0.02)%	1.22%	(0.03)%	96%
–	14.74	5.59%	808.8	1.24%	(0.30)%	1.25%	(0.31)%	46%

(0.11)	9.95	3.35%	228.5	0.72%	0.94%	0.73%	0.94%	39%
(2.45)	9.74	(41.07)%	217.4	0.71%	0.79%	0.71%	0.78%	242%
(3.22)	19.14	16.09%	172.1	0.70%	1.08%	0.71%	1.07%	188%
(1.81)	19.60	15.90%	116.4	0.70%	0.57%	0.71%	0.56%	193%
–	18.63	21.76%	50.7	0.70%	0.51%	0.71%	0.49%	96%
–	15.30	5.81%	29.8	0.71%	0.23%	0.72%	0.22%	46%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MID CAP INDEX FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	$8.89	$0.06	$(0.17)	$(0.11)	$(0.11)	$(0.82)
Year Ended 10/31/2008	15.90	0.13	(5.38)	(5.25)	(0.09)	(1.67)
Year Ended 10/31/2007	14.47	0.12	2.09	2.21	(0.10)	(0.68)
Year Ended 10/31/2006	13.77	0.08	1.56	1.64	(0.06)	(0.88)
Year Ended 10/31/2005	11.86	0.08	1.91	1.99	(0.03)	(0.05)
Period Ended 10/31/2004 (c)	11.48	0.01	0.37	0.38	–	–
PARTNER WORLDWIDE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	6.09	0.05	(0.09)	(0.04)	(0.11)	–
Year Ended 10/31/2008 (d)	10.00	0.15	(4.06)	(3.91)	–	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	6.10	0.01	(0.04)	(0.03)	(0.12)	–
Year Ended 10/31/2008 (d)	10.00	0.17	(4.07)	(3.90)	–	–
PARTNER INTERNATIONAL STOCK FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	7.50	0.05	(0.43)	(0.38)	(0.17)	–
Year Ended 10/31/2008	15.90	0.20	(7.00)	(6.80)	(0.24)	(1.36)
Year Ended 10/31/2007	12.94	0.24	2.86	3.10	(0.14)	–
Year Ended 10/31/2006	10.57	0.14	2.34	2.48	(0.11)	–
Year Ended 10/31/2005	9.10	0.11	1.36	1.47	–	–
Year Ended 10/31/2004	8.19	0.02	0.93	0.95	(0.04)	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	7.67	0.08	(0.42)	(0.34)	(0.25)	–
Year Ended 10/31/2008	16.21	0.27	(7.13)	(6.86)	(0.32)	(1.36)
Year Ended 10/31/2007	13.19	0.34	2.90	3.24	(0.22)	–
Year Ended 10/31/2006	10.77	0.20	2.40	2.60	(0.18)	–
Year Ended 10/31/2005	9.23	0.07	1.48	1.55	(0.01)	–
Year Ended 10/31/2004	8.31	(0.02)	1.07	1.05	(0.13)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) For the period from May 1, 2004 to October 31, 2004.

(d) Since fund inception, February 29, 2008.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.93)	$7.85	(0.51)%	$26.5	0.60%	1.84%	1.50%	0.95%	12%
(1.76)	8.89	(36.58)%	33.1	0.66%	1.05%	1.07%	0.64%	25%
(0.78)	15.90	15.97%	61.0	0.90%	0.77%	0.99%	0.68%	16%
(0.94)	14.47	12.37%	61.6	0.90%	0.57%	1.00%	0.46%	12%
(0.08)	13.77	16.80%	62.5	0.90%	0.62%	1.07%	0.45%	23%
–	11.86	3.33%	49.2	0.92%	(0.10)%	1.23%	(0.41)%	8%

(0.11)	5.94	(0.77)%	17.2	1.30%	2.07%	1.87%	1.50%	44%
–	6.09	(39.10)%	15.9	1.30%	2.46%	1.66%	2.10%	47%

(0.12)	5.95	(0.48)%	77.8	0.95%	2.45%	1.46%	1.95%	44%
–	6.10	(39.00)%	47.0	0.96%	2.80%	1.28%	2.48%	47%

(0.17)	6.95	(5.18)%	152.2	1.60%	1.34%	1.61%	1.32%	38%
(1.60)	7.50	(47.01)%	173.5	1.28%	1.74%	1.29%	1.74%	73%
(0.14)	15.90	24.13%	382.1	1.27%	1.61%	1.28%	1.60%	111%
(0.11)	12.94	23.63%	337.5	1.33%	1.08%	1.34%	1.07%	50%
–	10.57	16.18%	304.8	1.44%	1.10%	1.45%	1.09%	43%
(0.04)	9.10	11.65%	243.7	1.70%	0.33%	1.70%	0.33%	126%

(0.25)	7.08	(4.67)%	202.0	0.70%	2.26%	0.72%	2.25%	38%
(1.68)	7.67	(46.66)%	214.2	0.69%	2.42%	0.70%	2.41%	73%
(0.22)	16.21	24.84%	330.6	0.70%	2.33%	0.70%	2.33%	111%
(0.18)	13.19	24.40%	204.2	0.71%	1.74%	0.72%	1.73%	50%
(0.01)	10.77	16.82%	61.1	0.76%	1.48%	0.77%	1.47%	43%
(0.13)	9.23	12.69%	13.1	1.08%	0.95%	1.18%	0.85%	126%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LARGE CAP GROWTH FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	$3.69	$0.01	$(0.13)	$(0.12)	$–	$–
Year Ended 10/31/2008	6.52	–	(2.40)	(2.40)	–	(0.43)
Year Ended 10/31/2007	5.31	0.01	1.20	1.21	–	–
Year Ended 10/31/2006	4.90	0.01	0.40	0.41	–	–
Year Ended 10/31/2005	4.45	0.02	0.43	0.45	–	–
Year Ended 10/31/2004	4.30	0.06	0.11	0.17	(0.02)	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	3.94	0.01	(0.14)	(0.13)	(0.01)	–
Year Ended 10/31/2008	6.93	0.02	(2.55)	(2.53)	(0.03)	(0.43)
Year Ended 10/31/2007	5.65	0.03	1.29	1.32	(0.04)	–
Year Ended 10/31/2006	5.20	0.04	0.44	0.48	(0.03)	–
Year Ended 10/31/2005	4.69	0.02	0.50	0.52	(0.01)	–
Year Ended 10/31/2004	4.51	0.08	0.13	0.21	(0.03)	–
LARGE CAP VALUE FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	11.10	0.11	(1.32)	(1.21)	(0.24)	–
Year Ended 10/31/2008	17.92	0.27	(6.09)	(5.82)	(0.19)	(0.81)
Year Ended 10/31/2007	16.85	0.22	1.97	2.19	(0.17)	(0.95)
Year Ended 10/31/2006	14.49	0.21	2.53	2.74	(0.17)	(0.21)
Year Ended 10/31/2005	13.15	0.17	1.23	1.40	(0.06)	–
Year Ended 10/31/2004	11.79	0.20	1.34	1.54	(0.18)	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	11.19	0.13	(1.31)	(1.18)	(0.32)	–
Year Ended 10/31/2008	18.07	0.30	(6.10)	(5.80)	(0.27)	(0.81)
Year Ended 10/31/2007	16.98	0.28	2.01	2.29	(0.25)	(0.95)
Year Ended 10/31/2006	14.60	0.25	2.59	2.84	(0.25)	(0.21)
Year Ended 10/31/2005	13.20	0.17	1.32	1.49	(0.09)	–
Year Ended 10/31/2004	11.92	0.34	1.28	1.62	(0.34)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$–	$3.57	(3.25)%	$81.1	1.17%	0.42%	1.80%	(0.21)%	107%
(0.43)	3.69	(39.08)%	89.0	1.17%	(0.01)%	1.48%	(0.32)%	188%
–	6.52	22.86%	157.3	1.01%	0.09%	1.48%	(0.39)%	168%
–	5.31	8.46%	134.0	0.76%	0.26%	1.57%	(0.55)%	138%
–	4.90	10.16%	130.9	0.87%	0.37%	1.68%	(0.44)%	106%
(0.02)	4.45	3.90%	83.6	0.51%	0.35%	1.68%	(0.82)%	100%

(0.01)	3.80	(3.15)%	204.6	0.83%	0.76%	0.84%	0.75%	107%
(0.46)	3.94	(38.86)%	216.4	0.80%	0.36%	0.81%	0.35%	188%
(0.04)	6.93	23.45%	418.3	0.60%	0.48%	0.81%	0.26%	168%
(0.03)	5.65	9.21%	204.8	0.03%	0.97%	0.84%	0.16%	138%
(0.01)	5.20	11.01%	31.3	0.07%	1.21%	0.89%	0.39%	106%
(0.03)	4.69	4.65%	8.9	(0.26)%	1.12%	0.90%	(0.04)%	100%

(0.24)	9.65	(10.99)%	154.5	1.21%	2.10%	1.22%	2.10%	40%
(1.00)	11.10	(34.17)%	187.4	1.01%	1.71%	1.02%	1.71%	49%
(1.12)	17.92	13.63%	336.9	0.98%	1.28%	0.99%	1.27%	37%
(0.38)	16.85	19.32%	332.1	1.00%	1.28%	1.02%	1.26%	45%
(0.06)	14.49	10.64%	321.2	1.03%	1.15%	1.04%	1.14%	53%
(0.18)	13.15	13.12%	290.0	0.88%	1.05%	1.09%	0.84%	51%

(0.32)	9.69	(10.66)%	239.4	0.51%	2.80%	0.52%	2.79%	40%
(1.08)	11.19	(33.88)%	268.9	0.50%	2.21%	0.50%	2.21%	49%
(1.20)	18.07	14.19%	312.9	0.50%	1.73%	0.51%	1.72%	37%
(0.46)	16.98	19.92%	163.9	0.50%	1.72%	0.52%	1.70%	45%
(0.09)	14.60	11.29%	48.1	0.51%	1.60%	0.53%	1.59%	53%
(0.34)	13.20	13.71%	19.8	0.33%	1.59%	0.61%	1.31%	51%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LARGE CAP STOCK FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	$17.67	$0.11	$(1.73)	$(1.62)	$(0.26)	$–
Year Ended 10/31/2008	31.33	0.24	(10.28)	(10.04)	(0.23)	(3.39)
Year Ended 10/31/2007	28.61	0.33	3.87	4.20	(0.27)	(1.21)
Year Ended 10/31/2006	25.93	0.25	2.88	3.13	(0.17)	(0.28)
Year Ended 10/31/2005	23.93	0.24	1.91	2.15	(0.15)	–
Period Ended 10/31/2004 (c)	29.15	0.04	0.21	0.25	(0.03)	(5.44)
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	17.84	0.16	(1.74)	(1.58)	(0.38)	–
Year Ended 10/31/2008	31.59	0.35	(10.35)	(10.00)	(0.36)	(3.39)
Year Ended 10/31/2007	28.84	0.42	3.93	4.35	(0.39)	(1.21)
Year Ended 10/31/2006	26.13	0.33	2.95	3.28	(0.29)	(0.28)
Year Ended 10/31/2005	24.06	0.33	1.95	2.28	(0.21)	–
Period Ended 10/31/2004 (c)	29.24	0.07	0.24	0.31	(0.05)	(5.44)
LARGE CAP INDEX FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	6.71	0.08	(0.67)	(0.59)	(0.15)	–
Year Ended 10/31/2008	10.70	0.16	(4.00)	(3.84)	(0.15)	–
Year Ended 10/31/2007	9.52	0.15	1.16	1.31	(0.13)	–
Year Ended 10/31/2006	8.35	0.13	1.16	1.29	(0.11)	(0.01)
Year Ended 10/31/2005	7.78	0.12	0.53	0.65	(0.08)	–
Period Ended 10/31/2004 (c)	7.61	0.04	0.16	0.20	(0.03)	–
BALANCED FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	8.91	0.07	(0.28)	(0.21)	(0.08)	–
Year Ended 10/31/2008	13.64	0.23	(3.89)	(3.66)	(0.23)	(0.84)
Year Ended 10/31/2007	12.95	0.24	1.29	1.53	(0.22)	(0.62)
Year Ended 10/31/2006	12.18	0.21	1.09	1.30	(0.21)	(0.32)
Year Ended 10/31/2005	11.81	0.20	0.57	0.77	(0.22)	(0.18)
Period Ended 10/31/2004 (c)	11.65	0.09	0.17	0.26	(0.10)	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	8.90	0.10	(0.28)	(0.18)	(0.11)	–
Year Ended 10/31/2008	13.63	0.28	(3.88)	(3.60)	(0.29)	(0.84)
Year Ended 10/31/2007	12.93	0.30	1.30	1.60	(0.28)	(0.62)
Year Ended 10/31/2006	12.17	0.27	1.08	1.35	(0.27)	(0.32)
Year Ended 10/31/2005	11.80	0.26	0.56	0.82	(0.27)	(0.18)
Period Ended 10/31/2004 (c)	11.64	0.12	0.17	0.29	(0.13)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) For the period from May 1, 2004 to October 31, 2004.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.26)	$15.79	(9.17)%	$1,391.2	1.23%	1.33%	1.23%	1.33%	66%
(3.62)	17.67	(35.72)%	1,658.8	1.03%	1.03%	1.04%	1.03%	93%
(1.48)	31.33	15.29%	3,029.0	1.00%	1.09%	1.00%	1.09%	103%
(0.45)	28.61	12.18%	3,107.2	1.00%	0.88%	1.00%	0.88%	67%
(0.15)	25.93	9.00%	3,332.0	1.00%	0.93%	1.01%	0.92%	46%
(5.47)	23.93	1.27%	3,435.1	1.02%	0.41%	1.02%	0.41%	43%

(0.38)	15.88	(8.87)%	141.0	0.61%	1.95%	0.61%	1.95%	66%
(3.75)	17.84	(35.42)%	164.2	0.57%	1.49%	0.57%	1.48%	93%
(1.60)	31.59	15.78%	369.3	0.56%	1.46%	0.56%	1.46%	103%
(0.57)	28.84	12.72%	245.7	0.56%	1.31%	0.56%	1.31%	67%
(0.21)	26.13	9.47%	146.0	0.55%	1.33%	0.56%	1.33%	46%
(5.49)	24.06	1.50%	112.3	0.57%	0.65%	0.57%	0.65%	43%

(0.15)	5.97	(8.76)%	38.0	0.60%	2.49%	1.26%	1.83%	3%
(0.15)	6.71	(36.36)%	51.3	0.60%	1.66%	0.93%	1.33%	9%
(0.13)	10.70	13.90%	93.6	0.60%	1.38%	0.88%	1.10%	5%
(0.12)	9.52	15.56%	92.3	0.60%	1.37%	0.91%	1.05%	7%
(0.08)	8.35	8.33%	94.3	0.60%	1.49%	0.94%	1.15%	9%
(0.03)	7.78	2.62%	76.3	0.57%	0.64%	1.08%	0.13%	5%

(0.08)	8.62	(2.29)%	128.0	1.27%	1.78%	1.28%	1.76%	130%
(1.07)	8.91	(28.76)%	143.0	1.09%	1.96%	1.11%	1.94%	176%
(0.84)	13.64	12.39%	237.0	1.07%	1.83%	1.09%	1.81%	176%
(0.53)	12.95	10.97%	251.6	1.07%	1.67%	1.09%	1.65%	215%
(0.40)	12.18	6.56%	276.1	1.07%	1.62%	1.09%	1.60%	231%
(0.10)	11.81	2.21%	278.5	1.07%	1.49%	1.08%	1.48%	114%

(0.11)	8.61	(1.99)%	46.8	0.66%	2.38%	0.67%	2.37%	130%
(1.13)	8.90	(28.43)%	50.7	0.61%	2.44%	0.63%	2.41%	176%
(0.90)	13.63	13.00%	83.8	0.61%	2.29%	0.63%	2.27%	176%
(0.59)	12.93	11.41%	86.3	0.61%	2.13%	0.63%	2.12%	215%
(0.45)	12.17	7.07%	98.4	0.59%	2.11%	0.62%	2.09%	231%
(0.13)	11.80	2.47%	108.5	0.60%	1.97%	0.61%	1.96%	114%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
HIGH YIELD FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	$3.59	$0.18	$0.31	$0.49	$(0.18)	$–
Year Ended 10/31/2008	5.03	0.36	(1.43)	(1.07)	(0.37)	–
Year Ended 10/31/2007	5.08	0.38	(0.05)	0.33	(0.38)	–
Year Ended 10/31/2006	5.03	0.38	0.05	0.43	(0.38)	–
Year Ended 10/31/2005	5.24	0.38	(0.20)	0.18	(0.39)	–
Year Ended 10/31/2004	5.07	0.40	0.16	0.56	(0.39)	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	3.59	0.19	0.31	0.50	(0.19)	–
Year Ended 10/31/2008	5.04	0.38	(1.44)	(1.06)	(0.39)	–
Year Ended 10/31/2007	5.09	0.40	(0.04)	0.36	(0.41)	–
Year Ended 10/31/2006	5.03	0.41	0.06	0.47	(0.41)	–
Year Ended 10/31/2005	5.24	0.41	(0.21)	0.20	(0.41)	–
Year Ended 10/31/2004	5.07	0.42	0.16	0.58	(0.41)	–
MUNICIPAL BOND FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	10.37	0.24	0.49	0.73	(0.24)	(0.01)
Year Ended 10/31/2008	11.16	0.48	(0.79)	(0.31)	(0.48)	–
Year Ended 10/31/2007	11.39	0.49	(0.23)	0.26	(0.49)	–
Year Ended 10/31/2006	11.31	0.50	0.08	0.58	(0.50)	–
Year Ended 10/31/2005	11.56	0.50	(0.25)	0.25	(0.50)	–
Year Ended 10/31/2004	11.53	0.50	0.12	0.62	(0.53)	(0.06)
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	10.36	0.26	0.50	0.76	(0.26)	(0.01)
Year Ended 10/31/2008	11.16	0.51	(0.80)	(0.29)	(0.51)	–
Year Ended 10/31/2007	11.39	0.53	(0.23)	0.30	(0.53)	–
Year Ended 10/31/2006	11.31	0.54	0.08	0.62	(0.54)	–
Year Ended 10/31/2005	11.55	0.53	(0.24)	0.29	(0.53)	–
Year Ended 10/31/2004	11.53	0.53	0.11	0.64	(0.56)	(0.06)

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.18)	$3.90	14.14%	$345.8	0.97%	10.31%	0.97%	10.31%	18%
(0.37)	3.59	(22.70)%	318.8	0.87%	7.81%	0.88%	7.79%	51%
(0.38)	5.03	6.72%	486.2	0.86%	7.50%	0.87%	7.49%	72%
(0.38)	5.08	8.96%	533.7	0.88%	7.62%	0.89%	7.60%	63%
(0.39)	5.03	3.54%	563.0	0.87%	7.45%	0.88%	7.43%	54%
(0.39)	5.24	11.53%	603.1	0.89%	7.80%	0.89%	7.80%	73%

(0.19)	3.90	14.42%	212.9	0.46%	10.78%	0.47%	10.78%	18%
(0.39)	3.59	(22.52)%	129.4	0.44%	8.31%	0.45%	8.30%	51%
(0.41)	5.04	7.16%	62.1	0.44%	7.92%	0.46%	7.90%	72%
(0.41)	5.09	9.63%	82.3	0.45%	8.07%	0.46%	8.06%	63%
(0.41)	5.03	3.97%	15.2	0.46%	7.88%	0.47%	7.87%	54%
(0.41)	5.24	11.98%	10.1	0.49%	8.21%	0.60%	8.10%	73%

(0.25)	10.85	7.15%	1,165.9	0.78%	4.61%	0.78%	4.61%	6%
(0.48)	10.37	(2.92)%	1,104.8	0.78%	4.36%	0.78%	4.36%	9%
(0.49)	11.16	2.39%	1,145.8	0.78%	4.40%	0.78%	4.40%	7%
(0.50)	11.39	5.28%	1,201.2	0.78%	4.46%	0.78%	4.46%	14%
(0.50)	11.31	2.17%	1,242.4	0.78%	4.31%	0.78%	4.31%	8%
(0.59)	11.56	5.47%	1,264.1	0.73%	4.53%	0.73%	4.53%	12%

(0.27)	10.85	7.40%	58.6	0.50%	4.93%	0.50%	4.93%	6%
(0.51)	10.36	(2.71)%	35.1	0.47%	4.69%	0.47%	4.69%	9%
(0.53)	11.16	2.68%	17.4	0.49%	4.70%	0.49%	4.70%	7%
(0.54)	11.39	5.59%	12.2	0.49%	4.75%	0.49%	4.75%	14%
(0.53)	11.31	2.56%	8.4	0.48%	4.64%	0.48%	4.64%	8%
(0.62)	11.55	5.70%	5.1	0.44%	4.83%	0.52%	4.75%	12%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
INCOME FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	$6.92	$0.20	$0.13	$0.33	$(0.20)	$–
Year Ended 10/31/2008	8.50	0.42	(1.57)	(1.15)	(0.43)	–
Year Ended 10/31/2007	8.59	0.43	(0.10)	0.33	(0.42)	–
Year Ended 10/31/2006	8.56	0.41	0.03	0.44	(0.41)	–
Year Ended 10/31/2005	8.86	0.37	(0.30)	0.07	(0.37)	–
Year Ended 10/31/2004	8.73	0.35	0.13	0.48	(0.35)	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	6.91	0.22	0.13	0.35	(0.22)	–
Year Ended 10/31/2008	8.49	0.45	(1.57)	(1.12)	(0.46)	–
Year Ended 10/31/2007	8.58	0.47	(0.11)	0.36	(0.45)	–
Year Ended 10/31/2006	8.55	0.44	0.03	0.47	(0.44)	–
Year Ended 10/31/2005	8.85	0.40	(0.29)	0.11	(0.41)	–
Year Ended 10/31/2004	8.75	0.39	0.10	0.49	(0.39)	–
CORE BOND FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	8.36	0.16	(0.03)	0.13	(0.18)	–
Year Ended 10/31/2008	9.77	0.45	(1.40)	(0.95)	(0.46)	–
Year Ended 10/31/2007	9.90	0.46	(0.15)	0.31	(0.44)	–
Year Ended 10/31/2006	9.89	0.44	0.02	0.46	(0.45)	–
Year Ended 10/31/2005	10.27	0.39	(0.36)	0.03	(0.41)	–
Period Ended 10/31/2004 (c)	10.14	0.20	0.16	0.36	(0.22)	(0.01)
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	8.36	0.18	(0.04)	0.14	(0.19)	–
Year Ended 10/31/2008	9.78	0.48	(1.41)	(0.93)	(0.49)	–
Year Ended 10/31/2007	9.91	0.49	(0.13)	0.36	(0.49)	–
Year Ended 10/31/2006	9.90	0.48	0.02	0.50	(0.49)	–
Year Ended 10/31/2005	10.27	0.43	(0.34)	0.09	(0.46)	–
Period Ended 10/31/2004 (c)	10.15	0.22	0.15	0.37	(0.24)	(0.01)

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) For the period from May 1, 2004 to October 31, 2004.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**

Total Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.20)	$7.05	4.92%	$321.0	0.86%	5.90%	0.86%	5.89%	86%
(0.43)	6.92	(14.19)%	326.2	0.80%	5.16%	0.81%	5.15%	160%
(0.42)	8.50	3.90%	433.0	0.80%	5.06%	0.81%	5.05%	236%
(0.41)	8.59	5.25%	470.5	0.81%	4.78%	0.82%	4.76%	303%
(0.37)	8.56	0.82%	532.3	0.80%	4.22%	0.81%	4.20%	245%
(0.35)	8.86	5.64%	575.2	0.82%	4.04%	0.82%	4.04%	203%

(0.22)	7.04	5.16%	327.5	0.39%	6.36%	0.40%	6.36%	86%
(0.46)	6.91	(13.85)%	318.5	0.39%	5.58%	0.40%	5.57%	160%
(0.45)	8.49	4.32%	368.9	0.39%	5.51%	0.40%	5.50%	236%
(0.44)	8.58	5.68%	167.0	0.40%	5.30%	0.41%	5.29%	303%
(0.41)	8.55	1.22%	46.7	0.40%	4.64%	0.41%	4.62%	245%
(0.39)	8.85	5.94%	29.0	0.43%	4.43%	0.54%	4.32%	203%

(0.18)	8.31	1.58%	210.6	0.90%	4.00%	1.01%	3.89%	199%
(0.46)	8.36	(10.13)%	223.5	0.83%	4.77%	0.95%	4.65%	344%
(0.44)	9.77	3.24%	295.1	0.93%	4.62%	0.95%	4.60%	381%
(0.45)	9.90	4.75%	343.1	0.93%	4.44%	0.95%	4.42%	394%
(0.41)	9.89	0.31%	421.2	0.91%	3.84%	0.94%	3.82%	368%
(0.23)	10.27	3.58%	457.1	0.92%	3.84%	0.93%	3.83%	167%

(0.19)	8.31	1.77%	60.2	0.52%	4.38%	0.53%	4.36%	199%
(0.49)	8.36	(9.92)%	65.0	0.50%	5.12%	0.52%	5.10%	344%
(0.49)	9.78	3.68%	83.8	0.51%	5.00%	0.53%	4.98%	381%
(0.49)	9.91	5.20%	49.0	0.51%	4.86%	0.53%	4.85%	394%
(0.46)	9.90	0.84%	52.9	0.49%	4.17%	0.51%	4.15%	368%
(0.25)	10.27	3.69%	36.3	0.50%	4.25%	0.51%	4.24%	167%
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LIMITED MATURITY BOND FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	$11.40	$0.22	$0.07	$0.29	$(0.23)	$–
Year Ended 10/31/2008	12.53	0.52	(1.13)	(0.61)	(0.52)	–
Year Ended 10/31/2007	12.58	0.57	(0.06)	0.51	(0.56)	–
Year Ended 10/31/2006	12.58	0.50	–	0.50	(0.50)	–
Year Ended 10/31/2005	12.91	0.41	(0.30)	0.11	(0.41)	(0.03)
Year Ended 10/31/2004	13.06	0.35	(0.03)	0.32	(0.35)	(0.12)
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	11.40	0.24	0.07	0.31	(0.25)	–
Year Ended 10/31/2008	12.53	0.56	(1.13)	(0.57)	(0.56)	–
Year Ended 10/31/2007	12.58	0.61	(0.06)	0.55	(0.60)	–
Year Ended 10/31/2006	12.58	0.56	–	0.56	(0.56)	–
Year Ended 10/31/2005	12.91	0.47	(0.30)	0.17	(0.47)	(0.03)
Year Ended 10/31/2004	13.05	0.39	(0.02)	0.37	(0.39)	(0.12)
MONEY MARKET FUND
Class A Shares
Period Ended 4/30/2009 (unaudited)	1.00	0.01	–	0.01	(0.01)	–
Year Ended 10/31/2008	1.00	0.03	–	0.03	(0.03)	–
Year Ended 10/31/2007	1.00	0.05	–	0.05	(0.05)	–
Year Ended 10/31/2006	1.00	0.04	–	0.04	(0.04)	–
Year Ended 10/31/2005	1.00	0.02	–	0.02	(0.02)	–
Period Ended 10/31/2004 (c)	1.00	0.00^	0.00^	0.00^	0.00^	–
Institutional Class Shares
Period Ended 4/30/2009 (unaudited)	1.00	0.01	–	0.01	(0.01)	–
Year Ended 10/31/2008	1.00	0.03	–	0.03	(0.03)	–
Year Ended 10/31/2007	1.00	0.05	–	0.05	(0.05)	–
Year Ended 10/31/2006	1.00	0.04	–	0.04	(0.04)	–
Year Ended 10/31/2005	1.00	0.03	–	0.03	(0.03)	–
Period Ended 10/31/2004 (c)	1.00	0.01	–	0.01	(0.01)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) For the period from May 1, 2004 to October 31, 2004.

* All per share amounts have been rounded to the nearest cent.

^ Amount represents less than $.01 per share.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**

Total Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.23)	$11.46	2.56%	$75.2	0.74%	3.99%	0.75%	3.98%	77%
(0.52)	11.40	(5.03)%	90.5	0.68%	4.22%	0.70%	4.20%	113%
(0.56)	12.53	4.10%	112.0	0.73%	4.52%	0.74%	4.50%	130%
(0.50)	12.58	4.07%	114.8	0.85%	3.99%	0.86%	3.98%	145%
(0.44)	12.58	0.89%	131.3	0.86%	3.25%	0.88%	3.24%	295%
(0.47)	12.91	0.25%	119.4	0.75%	2.71%	0.89%	2.57%	230%

(0.25)	11.46	2.76%	394.1	0.37%	4.39%	0.37%	4.39%	77%
(0.56)	11.40	(4.71)%	376.9	0.35%	4.56%	0.36%	4.54%	113%
(0.60)	12.53	4.47%	303.7	0.36%	4.91%	0.38%	4.89%	130%
(0.56)	12.58	4.55%	148.3	0.38%	4.58%	0.39%	4.57%	145%
(0.50)	12.58	1.36%	37.4	0.41%	3.78%	0.42%	3.77%	295%
(0.51)	12.91	2.90%	9.8	0.45%	3.01%	0.57%	2.89%	230%

(0.01)	1.00	0.59%	1,250.7	0.61%	1.16%	0.81%	0.96%	N/A
(0.03)	1.00	3.21%	1,306.0	0.54%	3.14%	0.74%	2.94%	N/A
(0.05)	1.00	4.92%	1,183.9	0.58%	4.83%	0.78%	4.63%	N/A
(0.04)	1.00	4.26%	864.3	0.71%	4.22%	0.89%	4.04%	N/A
(0.02)	1.00	2.12%	661.3	0.84%	2.08%	0.94%	1.98%	N/A
0.00^	1.00	0.26%	686.8	0.90%	0.61%	1.00%	0.51%	N/A

(0.01)	1.00	0.69%	253.2	0.40%	1.42%	0.50%	1.32%	N/A
(0.03)	1.00	3.41%	223.3	0.35%	3.45%	0.45%	3.36%	N/A
(0.05)	1.00	5.16%	425.0	0.36%	5.05%	0.46%	4.95%	N/A
(0.04)	1.00	4.59%	341.1	0.39%	4.51%	0.49%	4.42%	N/A
(0.03)	1.00	2.56%	283.1	0.40%	2.56%	0.50%	2.46%	N/A
(0.01)	1.00	0.47%	245.7	0.47%	1.05%	0.54%	0.98%	N/A

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule

Additional Information

(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at www.thrivent.com or www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available at www.thrivent.com or www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Results of Special Shareholder Meetings

A special meeting of shareholders of the Trust convened on May 15, 2009 to elect a Board of Trustees for the Trust, which was proposed to consist of the following individuals: F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Richard A. Hauser, Paul R. Laubscher, Connie M. Levi, Douglas D. Sims, Constance L. Souders and Russell W. Swansen.

Shareholder votes rendered the following results:

Name	For	Against	Abstain
F. Gregory Campbell	838,898,010.841	20,368,020.047	2,490
Herbert F. Eggerding, Jr.	839,127,824.144	20,138,206.744	2,490
Noel K. Estenson	839,156,141.179	20,109,889.709	2,490
Richard L. Gady	840,027,278.838	19,238,752.050	2,490
Richard A. Hauser	840,039,194.422	19,226,836.466	2,490
Paul R. Laubscher	839,577,337.976	19,688,692.912	2,490
Connie M. Levi	839,336,473.183	19,929,557.705	2,490
Douglas D. Sims	840,635,263.189	18,630,767.699	2,490
Constance L. Souders	840,314,251.808	18,951,779.080	2,490
Russell W. Swansen	839,020,993.547	20,245,037.341	2,490

In addition, a special meeting of shareholders of Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund and Moderately Conservative Allocation Fund convened on May 15, 2009 to approve a new investment advisory fee structure for each of these Funds.

Shareholder votes rendered the following results:

Name	For	Against	Abstain	Broker Non-Votes
Aggressive Allocation Fund	21,093,344.504	935,054.393	692,883.059	71,368
Moderately Aggressive Allocation Fund	45,989,919.192	2,552,414.435	2,294,531.385	155,493
Moderate Allocation Fund	48,134,076.517	2,938,683.599	2,940,592.647	281,597
Moderately Conservative Allocation Fund	19,283,717.200	1,243,421.831	1,523,544.317	96,935

Finally, a special meeting of the shareholders of Technology Fund convened on May 15, 2009 to approve the merger of this Fund into Large Cap Growth Fund.

Shareholder votes rendered the following result:

Name	For	Against	Abstain
Technology Fund merger	3,915,106.397	265,716.537	122,957.006

Additional Information

(unaudited)

Board Approval of Investment Advisory Agreements and Subadvisory Agreements

Both the Investment Company Act of 1940 and the terms of the Advisory Agreement of the Thrivent Mutual Funds (the “Trust”) require that the agreement be approved annually by a majority of the Board of Trustees, including a majority of the Independent Trustees.

At its meeting on November 11, 2008, the Board of Trustees of the Trust voted unanimously to renew the existing Advisory Agreement between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series (each a “Fund”) of the Trust. The Board also unanimously approved the Subadvisory Agreements for each of the Funds for which there is an investment subadviser (each a “Subadviser”). The Adviser and Subadvisers are referred to, collectively, as the “Advisory Organizations.” In connection with its reapproval of the agreements with the Advisory Organizations, the Board considered the following factors:

1.	The nature, extent and quality of the services provided by the Advisory Organizations;

2.	The performance of the Funds;

3.	The costs of services provided and profits realized by the Adviser;

4.	The extent to which economies of scale may be realized as the Funds grow; and

5.	Whether the breakpoint levels reflect these economies of scale for the benefit of shareholders.

In connection with the renewal process, the Contracts Committee of the Board (consisting of each of the Independent Trustees of the Trust) met on July 24, August 26 and November 11, 2008 to consider information relevant to the renewal process. The Independent Trustees also retained the services of Management Practice, Inc. (“MPI”) as an independent consultant to assist them in the compilation, organization and evaluation of relevant information. This information included statistical comparisons of the advisory fees, total operating expenses, and performance of each of the Funds in comparison to a peer group of comparable investment companies; detailed information prepared by management with respect to the cost of services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; profit realized by the Adviser and its affiliates that provide services to the Funds; and information regarding the types of services furnished to the Funds, the personnel providing the services, staff additions, systems improvements and plans for further hiring. The Board also received reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the contract renewal process and throughout the year, the Board also considered knowledge gained from discussions with management.

The Independent Trustees were represented by independent counsel throughout the review process and during private sessions of the Independent Trustees to consider reapproval of the agreements. The Trustees also received a memorandum from independent counsel summarizing their responsibilities under the Investment Company Act of 1940 in reviewing and approving the Advisory Agreement and the Subadvisory Agreements. The Contract Committee’s and Board’s consideration of the factors listed above and the information provided to it are discussed below.

Nature, Extent and Quality of Services

At each of the Board’s regular quarterly meetings during 2008, management presented information describing the services furnished to the Funds by the Adviser and, as appropriate, the Subadvisers. During these meetings, management reported on the investment management, portfolio trading, and compliance functions provided to the Funds under the Advisory and Subadvisory Agreements. During the renewal process, the Board considered the specific services provided under the Advisory Agreement as compared to the services provided by other mutual fund investment advisers under similar investment advisory agreements. The Board also considered information relating to the investment experience and educational backgrounds of the Adviser’s portfolio managers and those of the Subadvisers.

The Board received reports at each of its quarterly meetings from the Adviser’s Chief Investment Officer and from the Directors of Equity and Fixed Income Investments. In addition, the Board had, over the past year, met with a majority of the portfolio managers of both the Adviser and each of the Subadvisers, which gave the Board an opportunity to evaluate the managers’ abilities, experience, and the quality of services they provide to the Funds. Information was also presented to the Board describing the portfolio compliance functions performed by the Adviser and the Adviser’s oversight of Subadvisers to the Trust. The Independent Trustees also received quarterly reports from the Trust’s Chief Compliance Officer.

Additional Information

(unaudited)

The Board also considered other benefits to the Adviser and its affiliates derived from its relationship with the Funds. These benefits include, among other things, fees for transfer agency services provided to the Funds, research received by the Adviser generated from commission dollars spent on Funds’ portfolio trading, and, in certain cases, distribution or service fees related to Funds’ sales. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the costs relative to the services performed.

The Adviser also reviewed with the Board the Adviser’s ongoing program to enhance portfolio management capabilities, including recruitment of research analysts and other personnel, and investment in technology systems and applications to improve investment research, trading, portfolio compliance, and investment reporting functions. The Board viewed these actions as a significant factor in approving the current Advisory Agreement as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance.

Performance of the Funds

The Board received regular monthly performance reports, which included both the absolute and relative investment performance of each Fund. In addition, in connection with each of its regular quarterly meetings, the Board received more extensive information on the performance of each Fund, including absolute performance, relative performance rankings within each Fund’s Lipper peer group and performance as compared to benchmark index returns. The Board considered investment performance for each Fund over the one-, three- and five-year periods. When evaluating investment performance, the Board placed emphasis on longer-term performance and on the trend of performance, focusing particularly upon the three-year performance record.

For the three-year period ended September 30, 2008, 61% of the internally managed Funds and 50% of the subadvised Funds performed at or above the median of their respective Lipper peer groups. The Board concluded that the performance of the individual Funds was either satisfactory compared to their peer groups of funds or that the Adviser had taken appropriate actions to improve performance.

Cost of Services and Profitability to the Advisory Organization

The Board considered both the contractual and effective advisory fees for each of the Funds. They noted that 82% of the Funds, representing 83% of total Trust assets, had contractual advisory fees at or below the medians of their peer groups. The Board also considered advisory fees after the voluntary and contractual fee waivers and expense reimbursements provided by the Adviser for several of the Funds, noting that 89% of the Funds, representing 86% of total Trust assets, had effective advisory fees at or below the medians of their peer groups. In addition, the Board reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of its peer group of funds. The Board also considered the profitability of the Adviser both overall and on a Fund-by-Fund basis.

The Board considered the allocations of the Adviser’s costs to the Funds. The internal audit department of the Adviser conducted a review of such allocations and reported to the Board regarding the reasonableness and consistency of these allocations. The Board was satisfied with the results of this review.

From its review of the MPI data and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreements were reasonable, particularly in light of the expense reimbursements and waivers in effect. On the basis of this information and review, the Board concluded that the advisory fees charged to the Funds for investment management services were reasonable.

With respect to fees paid to Subadvisers under the Subadvisory Agreements, the Trustees considered that those contracts had been negotiated at arm’s length between the Adviser and each Subadviser and that the markup for additional services provided by the Adviser was reasonable. The Board also was informed of any separate arrangements for unrelated services between a Subadviser and the Adviser or its affiliates.

Economies of Scale and Breakpoints

The Trustees considered whether economies of scale might be realized as a Fund’s assets increase. Because of differences between Funds as to management style and cost, it is difficult to generalize as to whether or to what extent economies in the advisory function may be realized as a Fund’s assets increase. Typically, expected economies of scale, where they exist, are shared through the use of fee breakpoints and/or fee waivers by the Adviser.

Additional Information

(unaudited)

The Trustees considered information provided by the Adviser related to the breakpoints in the Advisory Agreement and fee waivers provided by the Adviser. The Adviser explained that its general goal with respect to fee waivers, expense reimbursements and breakpoints was that the overall expense ratio for each Fund should be at or below the median expense ratio of its peer group. The Adviser noted that 85% of the Funds, representing 80% of total Trust assets, had net operating expenses at or below the median of their peer groups. The Board also noted that while some Funds were increasing in assets and other were decreasing in assets, the Funds overall were not experiencing significant asset growth.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement and the Subadvisory Agreements, and the Board, including all of the Independent Trustees voting separately, approved each of the agreements.

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Aggressive Allocation Fund, Class A Shares

The second paragraph of the “Principal Strategies” section on page 2 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 3 through 4 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on pages 4 through 5 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees[3]	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.32%
Acquired Fund (Underlying Fund) Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	1.40%
Less Expense Reimbursement[4]	0.15%
Net Annual Fund Operating Expenses	1.25%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.60%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and Underlying Funds.

[4]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Aggressive Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 1.25% of the average daily net asset of the Class A shares.

In addition, the expense “Example” table on page 5 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years

$670	$940	$1,246	$2,112

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Aggressive Allocation Fund, Institutional Class Shares

The second paragraph of the “Principal Strategies” section on page 2 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 3 through 4 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 5 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees[1]	0.27%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.56%
Total Annual Portfolio Operating Expenses [2]	0.88%

[1]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.60%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and Underlying Funds.

[2]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Aggressive Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 0.90% of the average daily net asset of the Institutional Class shares.

In addition, the expense “Example” table on page 5 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years

$90	$281	$488	$1,084

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Moderately Aggressive Allocation Fund, Class A Shares

The second paragraph of the “Principal Strategies” section on page 6 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 6 through 8 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 8 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees[3]	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Acquired Fund (Underlying Fund) Fees and Expenses	0.50%
Total Annual Fund Operating Expenses	1.22%
Less Expense Reimbursement[4]	0.07%
Net Annual Fund Operating Expenses	1.15%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.55%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.14%), which includes both direct investments and Underlying Funds.

[4]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Moderately Aggressive Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 1.15% of the average daily net asset of the Class A shares.

In addition, the expense “Example” table on page 9 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years

$661	$902	$1,170	$1,934

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Moderately Aggressive Allocation Fund, Institutional Class Shares

The second paragraph of the “Principal Strategies” section on page 6 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 6 through 8 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 9 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees[1]	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.50%
Total Annual Portfolio Operating Expenses [2]	0.79%

[1]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.55%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.14%), which includes both direct investments and Underlying Funds.

[2]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Moderately Aggressive Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 0.81% of the average daily net asset of the Institutional Class shares.

In addition, the expense “Example” table on page 9 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years

$81	$252	$439	$978

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Moderate Allocation Fund, Class A Shares

The second paragraph of the “Principal Strategies” section on page 10 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 10 through 12 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 12 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees[3]	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund (Underlying Fund) Fees and Expenses	0.45%
Total Annual Fund Operating Expenses	1.10%
Less Expense Reimbursement[4]	0.03%
Net Annual Fund Operating Expenses	1.07%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.50%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.14%), which includes both direct investments and Underlying Funds.

[4]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Moderate Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 1.07% of the average daily net asset of the Class A shares.

In addition, the expense “Example” table on page 13 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years

$653	$875	$1,117	$1,811

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Moderate Allocation Fund, Institutional Class Shares

The second paragraph of the “Principal Strategies” section on page 10 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 10 through 12 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 13 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees[1]	0.24%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund (Underlying Fund) Fees and Expenses	0.45%
Total Annual Fund Operating Expenses[2]	0.73%

[1]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.50%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.14%), which includes both direct investments and Underlying Funds.

[2]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Moderate Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 0.74% of the average daily net asset of the Institutional Class shares.

In addition, the expense “Example” table on page 13 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years

$75	$233	$406	$906

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Moderately Conservative Allocation Fund, Class A Shares

The second paragraph of the “Principal Strategies” section on page 14 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 14 through 16 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 16 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees[3]	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund (Underlying Fund) Fees and Expenses	0.40%
Total Annual Fund Operating Expenses	1.05%
Less Expense Reimbursement[4]	0.07%
Net Annual Fund Operating Expenses	0.98%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.45%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and Underlying Funds.

[4]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Moderately Conservative Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 0.98% of the average daily net asset of the Class A shares.

In addition, the expense “Example” table on page 17 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years

$644	$852	$1,084	$1,750

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Moderately Conservative Allocation Fund, Institutional Class Shares

The second paragraph of the “Principal Strategies” section on page 14 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 14 through 16 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 17 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees[1]	0.24%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.07%
Acquired Fund (Underlying Fund) Fees and Expenses	0.40%
Total Annual Fund Operating Expenses[2]	0.71%

[1]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.45%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.14%), which includes both direct investments and Underlying Funds.

[2]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Moderately Conservative Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 0.72% of the average daily net asset of the Institutional Class shares.

In addition, the expense “Example” table on page 17 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years

$73	$227	$395	$883

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

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We're Listening to You!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at 800-847-4836. Or you can enroll in eDelivery today at Thrivent.com and receive your annual and semiannual reports and prospectus electronically.

Thrivent Investment Management®

625 Fourth Ave. S., Minneapolis, MN 55415-1665

www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

23459SAR R6-09

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 26, 2009	THRIVENT MUTUAL FUNDS

By:
/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 26, 2009	By:
/s/ Russell W. Swansen
Russell W. Swansen
President

Date: June 26, 2009	By:
/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer